UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22201

Direxion Shares ETF Trust
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York, NY			10019
(Address of principal executive offices)			(Zip code)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-851-0511

Date of fiscal year end:	October 31, 2018

Date of reporting period:	April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

DIREXION SHARES ETF TRUST

SEMI–ANNUAL REPORT APRIL 30, 2018

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

Direxion All Cap Insider Sentiment Shares

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Direxion NASDAQ-100® Equal Weighted Index Shares

Direxion Zacks MLP High Income Index Shares

1X BEAR FUNDS

Direxion Daily CSI 300 China A Share Bear 1X Shares

Direxion Daily S&P 500® Bear 1X Shares

Direxion Daily Total Bond Market Bear 1X Shares

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Direxion Daily 20+ Year Treasury Bear 1X Shares

2X BULL FUNDS	2X BEAR FUNDS
Direxion Daily CSI 300 China A Share Bull 2X Shares
Direxion Daily CSI China Internet Index Bull 2X Shares
Direxion Daily High Yield Bear 2X Shares
Direxion Daily MSCI European Financials Bull 2X Shares
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily Silver Miners Index Bull 2X Shares
Direxion Daily Small Cap Bull 2X Shares

Letter to Shareholders	4
Expense Example	14
Allocation of Portfolio Holdings	16
Schedules of Investments	17
Statements of Assets and Liabilities	35
Statements of Operations	39
Statements of Changes in Net Assets	43
Financial Highlights	51
Notes to the Financial Statements	54
Supplemental Information	77
Trustees and Officers	78

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Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Shares exchange traded funds (the "ETFs") covers the period from November 1, 2017 to April 30, 2018 (the "Semi-Annual Period").

Market Review:

Passage of the long-awaited tax reform bill was a central theme for U.S. markets during the fourth quarter of 2017, with a corporate tax rate cut as its centerpiece. Domestic equities outperformed both developed and emerging market equities, as the S&P 500® Index ended higher in each of the twelve calendar months of 2017. Internationally, Japan had a solid end to 2017 due to strong earnings amidst global growth and an uptick in global trade. Into 2018, as the Eurozone continued to strengthen, the U.S. Dollar declined steeply when compared to the Euro. Italian elections and inflation targets, along with continued UK Brexit negotiations, were key themes abroad in early 2018. The equity selloff in February 2018 marked an end to the winning streak with the S&P 500®, closing negative for the month as investors considered the potential impact of rising rates on economic growth. China and U.S. trade tensions contributed to downside performance during March 2018, while traders also assessed the effects of increased borrowing costs in the U.S. and internationally. Healthy growth of U.S. GDP and high consumer confidence provided the backdrop for a precipitous selloff during April 2018, as investor concern over a potential rate hike grew more warranted. A transfer of power from Janet Yellen to Jerome Powell at the U.S. Federal Reserve had little to do with the selloff, with investors expecting the U.S. Federal Reserve to chart largely the same course under its new leadership.

Yields steadily climbed throughout the Semi-Annual Period, especially on the short-end of the yield curve. Strong, but expected, economic data lead the longer-end of the curve modestly higher, while an aggressive U.S. Federal Reserve monetary tightening posture drove up the short-end of the curve. Government and corporate yields continued to rise, with high yield remaining largely unchanged. March 2018 was the only month in which rates declined, after the U.S. Federal Reserve minutes suggested few worries of the economy overheating. The U.S. Federal Reserve raised rates twice, moving the benchmark target upper bound from 1.25% to 1.75%.

Factors Affecting Performance of Non-Leveraged ETFs:

The following exchange-traded funds are considered the Non-Leveraged ETFs: Direxion All Cap Insider Sentiment Shares, Direxion Auspice Broad Commodity Strategy ETF, Direxion NASDAQ-100® Equal Weighted Index Shares and Direxion Zacks MLP High Income Index Shares.

Benchmark Performance – The performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. The market conditions that affected the benchmark indexes during the past year are described in the Market Review section above.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index funds' fees, which cause a greater negative impact on ETF performance. Transaction costs are not included in the expense ratio of the ETFs.

Non-Leveraged ETFs Performance Review:

The following discussion relates to the performance of the Non-Leveraged ETFs for the Semi-Annual Period. These ETFs seek to match, after expenses, the return of a benchmark through time. For these ETFs, the benchmark performance for the period is the standard against which they should be evaluated. The performance of the ETFs for the Semi-Annual Period is important primarily for understanding whether the ETFs meet their investment goals.

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The Direxion All Cap Insider Sentiment Shares seeks investment results, before fees and expenses, which track the Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index. The Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index is a quantitatively-weighted index comprised of 100 of the top publicly-traded companies in the S&P 1500® Index. The index reflects positive sentiment among those "insiders" closest to a company's financials and business prospects, such as top management, directors, large institutional holders, and the Wall Street research analysts who follow the company. For the Semi-Annual Period, the Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index returned 4.72%, while the Direxion All Cap Insider Sentiment Shares returned 4.26%.

The Direxion All Cap Insider Sentiment Shares outperformed the S&P 500® Index for the Semi-Annual Period. Some of the Fund's largest sector weightings at the start of the period were Consumer Discretionary, Information Technology and Financials. The Direxion All Cap Insider Sentiment Shares rallied alongside, and outpaced, the broader equity market into December 2018 due to outperformance in consumer discretionary, while also gaining from financials, which benefitted from corporate tax overhaul. The rally continued into January 2018 earnings season, as Consumer Discretionary names such as Wynn Resorts and Lowe's posted positive performance for the Fund. The worst two-week span for U.S. equities in two years ended January 2018 and began February 2018, as a global equity correction wiped away almost all of the Direxion All Cap Insider Sentiment Shares' positive performance for the year. A subsequent rebound into February 2018 saw the Fund track more closely to the broader equity market, until gaining back some outperformance in March 2018 due to Energy names such as EOG Resources Inc. and Noble Energy, Inc. Equities entered a consolidation phase into period-end, as volatility subsided and geopolitical risks increased. Prominent sector exposure at the end of the Semi-Annual Period continued to be Consumer Discretionary, Information Technology and Financials.

The Direxion Auspice Broad Commodity Strategy ETF seeks to provide total returns that exceed that of the Auspice Broad Commodity Index over a complete market cycle. The Auspice Broad Commodity Index attempts to capture upward trends in the commodity markets while minimizing risk during down trends. The Auspice Broad Commodity Index will use a quantitative methodology to track either long or flat positions in a diversified portfolio of twelve commodity futures, which cover the energy, metal, and agricultural sectors. It attempts to incorporate dynamic risk management and contract rolling methods. For the Semi-Annual Period, the Auspice Broad Commodity Index returned 5.40%, while the Direxion Auspice Broad Commodity Strategy ETF returned 5.51%.

A mixed November 2017 saw the Direxion Auspice Broad Commodity Strategy ETF long five of twelve possible positions, with slight upside performance driven by WTI crude and heating oil exposure. December saw strength on the back of crude oil hitting $60 per barrel, along with positive performance in copper and cotton. The Fund exited its gold position amid weakness. A continued pop in crude during January 2018 helped drive positive Direxion Auspice Broad Commodity Strategy ETF performance before a selloff in early February, which coincided with a market correction in global equities. During this period, weakness in petroleum-based exposure was mitigated by a rally in cotton and new long-position in grains. A bounce in petroleum markets was the chief driver for a positive month of March 2018, as the Fund was now long all grain positions and flat all metals. Commodities seemed to gain traction in the final month of the Semi-Annual Period, with the Fund outpacing the S&P 500® Index during April 2018. Closing the Semi-Annual Period long seven of twelve positions, the Direxion Auspice Broad Commodity Strategy ETF reaped positive returns from agricultural and energies positions. Crude, heating oil and RBOB gasoline showed significant upside momentum after the February correction, as agricultural exposure – specifically cotton and grains – contributed to upside performance into period end. There were no position changes in April. The Fund closed the Semi-Annual Period long corn, crude oil, gasoline, heating oil, soybeans, wheat and cash.

The Direxion NASDAQ-100® Equal Weighted Index Shares seeks investment results, before fees and expenses, which track the NASDAQ-100® Equal Weighted Index. The NASDAQ-100® Equal Weighted Index includes 100 of the largest non-financial securities listed on NASDAQ® , but instead of being weighted by market capitalization, each of the constituents is initially set at 1.00%. The index is reviewed and adjusted annually in December, but replacements may be made any time throughout the year. The index is rebalanced quarterly in March, June, September and December. For the Semi-Annual Period, the NASDAQ-100® Equal Weighted Index returned 4.30%, while the Direxion NASDAQ-100® Equal Weighted Index Shares returned 4.10%.

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The NASDAQ-100® Equal Weighted Index Shares underperformed the NASDAQ-100® Index during the Semi-Annual Period. This difference can be attributed to the performance of various securities such as INCY (-45.31%), DISH (-30.88%) and REGN (-24.57%), all of which have a roughly 1% weight in the NASDAQ-100® Equal Weighted Index Shares, while having lower weights in the NASDAQ-100 Index. Overall, the equally-weighted methodology helped emphasize the return profile of the Fund and reduced the reliance on the heavily weighted names in the NASDAQ-100® Index, such as AAPL and MSFT. The strongest returns for the NASDAQ-100® Equal Weighted Index Shares came during the month of January 2018. The Fund closed the Semi-Annual Period with the following weights: Information Technology, 43.45%; Consumer Discretionary, 22.06%; Healthcare, 20.14%; Industrials, 7.16%; Consumer Staples, 5.16% and Telecommunications, 2.03%.

The Direxion Zacks MLP High Income Index Shares seeks investment results, before fees and expenses, which track the price and yield performance of the Zacks MLP High Income Index. The Zacks MLP High Income Index selects 25 Master Limited Partnerships ("MLPs") utilizing a methodology proprietary to Zacks. The objective of the index is to select a group of MLPs with the potential to yield and outperform on a risk-adjusted basis the S&P 500® Index and other benchmark indices. The Zacks MLP High Income Index only comprises MLPs listed on at least one U.S. stock exchange with a minimum market capitalization of at least $300 million. Each MLP is ranked based on liquidity, short interest, dividend yield and other factors. The final index is comprised of the 25 highest-ranking securities. The constituents are equally weighted, to make up 4% of the portfolio each. The constituent selection process and rebalancing is repeated on a quarterly basis and the Zacks MLP High Income Index reconstitution occurs after the last business day of January, April, July and October. For the Semi-Annual Period, the Zacks MLP High Income Index returned -3.37%, while the Direxion Zacks MLP High Income Index Shares returned -3.42%.

The Direxion Zacks MLP High Income Index Shares continued to remain heavily invested in midstream names during the Semi-Annual Period, with weightings in the range of 63% to 67%, while downstream names had an allocation between 24% and 29%. Upstream names remained the lowest weight in the Fund, as MLPs such as Black Stone Minerals and Williams Partners carried no more than 10% of the total index construction. The Direxion Zacks MLP High Income Index Shares had its strongest performance from the end of November 2017 through January 2018, with performance bolstered by OPEC and Russia's commitment to cut the oil supply. The Fund reversed the uptrend through the end of the Semi-Annual Period following a broad market sell off. Midstream energy stocks such as NuStar Energy LP (-37.14%) and TC Pipelines LP (-36.79%) suffered losses during this period. During April 2018, the geopolitical tension in the Middle East and rising oil prices had a positive effect for the Fund.

Factors Affecting Performance of Bear ETFs:

The following exchange-traded funds are considered the Bear ETFs: – Direxion Daily CSI 300 China A Share Bear 1X Shares, Direxion Daily S&P 500® Bear 1X Shares, Direxion Daily Total Bond Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares and Direxion Daily 20+ Year Treasury Bear 1X Shares.

Benchmark Performance – The daily performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described in the Market Review section.

Volatility and Compounding – The goal of the Bear ETFs is to provide the inverse of the daily return of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide the inverse of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain inverse exposure, a Bear ETF receives LIBOR plus or minus a spread as applied to the borrowed portion of the ETF's exposure. Because LIBOR is very low, a Bear ETF receives a negligible amount of financing, or in the case of hard-to-borrow shares, might pay to finance its short position. If interest rates increase, the cost of financing will adversely impact an ETF's performance and ability to track its index.

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Equity Dividends and Bond Interest – The Bear ETFs are negatively impacted by bond interest as they are obligated to pay interest, accrued on a daily basis. The Bear ETFs are also negatively impacted by index dividends as they are obligated to pay the dividends.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index funds' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of derivatives, shorting securities, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Bear ETFs Performance Review:

The next discussion relates to the performance of the Bear ETFs for the Semi-Annual Period. The Bear ETFs seek daily investment results, before fees and expenses, of -100% of the performance of a particular benchmark, meaning that the Bear ETFs attempt to move in the opposite direction, or inverse, of the benchmark.

In seeking to achieve each Bear ETF's daily investment results, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") relies upon a pre-determined investment model to generate orders resulting in repositioning each Bear ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with a Bear ETF's objective. As a consequence, if a Bear ETF is performing as designed, the return of the benchmark will dictate the return of that ETF. Each Bear ETF pursues its investment objectives regardless of market conditions and does not take defensive positions.

The Bear ETFs, as stated above, seek daily investment results. They do not seek to track of 100% of the inverse of their respective benchmarks for periods of longer than one day and the performance of the ETFs over longer periods may not correlate to the benchmarks performance. The Bear ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the inverse ETFs, such as risks related to shorting and cash transactions, and intend to actively monitor and manage their investments.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives, in general, are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each Bear ETF seeks daily investment results of its relevant benchmark, a comparison of the annual return of the Bear ETF to the relevant benchmark tells you little about whether a Bear ETF has met its investment objective. To determine if the Bear ETFs have met their daily investment goals, Rafferty maintains models which indicate the expected performance of each ETF in light of the path of the relevant underlying index. The models do not take into account the size of a Bear ETF, the Bear ETF's expense ratio or any transaction or trading fees associated with creating or maintaining a Bear ETF's portfolio. A brief comparison of the actual returns versus the expected returns for each of the Bear ETFs during the Semi-Annual Period follows below.

The Direxion Daily CSI 300 China A Share Bear 1X Shares seeks to provide -100% of the daily return of the CSI 300 Index. The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock's average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. For the Semi-Annual Period, the CSI 300 Index returned -1.84%. The Direxion Daily CSI 300 China A Share Bear 1X Shares returned -0.71%, while the model indicated an expected return of -0.70%.

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The Direxion Daily S&P 500® Bear 1X Shares seeks to provide -100% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted, market capitalization-weighted index. For the Semi-Annual Period, the S&P 500® Index returned 3.82%. The Direxion Daily S&P 500® Bear 1X Shares returned -3.62%, while the model indicated an expected return of -4.85%.

The Direxion Daily Total Bond Market Bear 1X Shares seeks to provide -100% of the daily return of the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the investment grade, U.S. Dollar denominated, fixed-rate taxable bond market, and is composed of U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities. For the Semi-Annual Period, the Bloomberg Barclays U.S. Aggregate Bond Index returned -1.87%. The Direxion Daily Total Bond Market Bear 1X Shares returned 3.08%, while the model indicated an expected return of 1.87%.

The Direxion Daily 7-10 Year Treasury Bear 1X Shares seeks to provide -100% of the daily return of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. For the Semi-Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned -3.14%. The Direxion Daily 7-10 Year Treasury Bear 1X Shares returned 3.83%, while the model indicated an expected return of 3.25%.

The Direxion Daily 20+ Year Treasury Bear 1X Shares seeks to provide -100% of the daily return of the ICE U.S. Treasury 20+ Year Bond Index. The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. For the Semi-Annual Period, the ICE U.S. Treasury 20+ Year Bond Index returned -2.78%. The Direxion Daily 20+Year Treasury Bear 1X Shares returned 3.43%, while the model indicated an expected return of 2.60%.

Leveraged ETFs Operational Review:

The discussion below relates to the performance of the ETFs for the Semi-Annual Period. The ETFs are leveraged and seek daily investment results, before fees and expenses, of 200% or -200% of the performance of a particular benchmark.

The ETFs, as stated above, seek daily investment results. They do not seek to track a multiple of their respective benchmarks for periods of longer than one day and the performance of the ETFs over longer periods may not correlate to the benchmarks performance. The ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

The ETFs with the word "Bull" in their name (the "Bull ETFs") attempt to provide investment results that correlate to 200% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark.

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The Funds with the word "Bear" in their name (the "Bear ETFs") attempt to provide investment results that correlate to -200% of the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.

In seeking to achieve each ETF's daily investment results, Rafferty relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF's objective. As a consequence, if an ETF is performing as designed, the return of the index or benchmark will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure significantly in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments, including derivatives. Each ETF invests significantly in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if the ETFs have met their daily investment goals, Rafferty maintains models which indicate the expected performance of each ETF in light of the path of the relevant benchmark (the "Index"). The models do not take into account the size of an ETF, the ETF's expense ratio or any transaction or trading fees associated with creating or maintaining an ETF's portfolio.

Factors Affecting Leveraged ETF Performance:

Benchmark Performance – The daily performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described below.

Leverage – Each ETF seeks daily investment results (before fees and expenses) of 200% (for the Bull ETFs) or -200% (for the Bear ETFs) of the performance of its respective underlying index. The use of leverage magnifies an ETF's gains or losses and increases the investment's risk and volatility. The Bear ETFs seek to achieve inverse magnified correlation to their respective underlying indexes.

Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily return of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain leveraged exposure, a Bull ETF incurs a cost of LIBOR plus or minus a spread and a Bear ETF receives LIBOR plus or minus a spread as applied to the borrowed portion of the ETF's exposure. Because LIBOR is very low, financing costs create a drag on a Bull ETF's performance while a Bear ETF receives a negligible amount, or in the

DIREXION SEMI-ANNUAL REPORT
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case of hard-to-borrow shares, might pay to finance its short position. If interest rates increase, the cost of financing will adversely impact an ETF's performance and ability to track its index.

Optimized Baskets – Each Bull ETF holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain Bull ETFs hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying index in the short-term.

Equity Dividends and Bond Interest – Equity Bull ETFs are positively impacted by equity and index dividends as the ETFs receive those payments. Equity Bear ETFs are negatively impacted as they are obligated to pay the dividends. Treasury Bull ETFs receive interest, accrued on a daily basis, to account for the Treasury's annual coupon payments while the Treasury Bear ETFs pay interest, accrued on a daily basis.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index ETFs' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Leveraged ETFs Performance Review:

The Direxion Daily CSI 300 China A Share Bull 2X Shares seeks to provide 200% of the daily return of the CSI 300 Index. The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock's average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. For the Semi-Annual Period, the CSI 300 Index returned -1.84%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily CSI 300 China A Share Bull 2X Shares returned -5.87%, while the model indicated an expected return of -6.11%.

The Direxion Daily CSI China Internet Index Bull 2X Shares seeks to provide 200% of the daily return of the CSI Overseas China Internet Index. The CSI Overseas China Internet Index is provided by China Securities Index Co., LTD. The index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the internet and internet-related sectors, as defined by the index sponsor, China Securities Index Co., Ltd. A China-based company is a company that meets at least one of the following criteria: 1) the company is incorporated in mainland China; 2) its headquarters are in mainland China; or 3) at least 50% of the revenue from goods produced or sold, or services performed in mainland China. The index provider then removes securities that during the past year had a daily average trading value of less than $500,000 or a daily average market capitalization of less than $500 million. For the Semi-Annual Period, the CSI Overseas China Internet Index returned 4.68%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily CSI China Internet Index Bull 2X Shares returned 3.25% for the same period, while the model indicated an expected return of 5.30%.

The Direxion Daily High Yield Bear 2X Shares seeks to provide -200% of the daily return of the Bloomberg Barclays U.S. High Yield Very Liquid Index. The Bloomberg Barclays U.S. High Yield Very Liquid Index measures the performance of publicly issued U.S. Dollar-denominated, non-investment grade or high-yield, fixed-rate, taxable corporate bonds, also known as "junk bonds." The index includes bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody's, Fitch or Standard & Poor's, respectively, and have $500 million or more of outstanding face value. A bond must have been issued within the past five years. For the Semi-Annual Period, the Bloomberg Barclays U.S. High Yield Very Liquid Index returned -1.07%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily High Yield Bear 2X Shares returned 3.03%, while the model indicated an expected return of 1.88%.

DIREXION SEMI-ANNUAL REPORT
10

The Direxion Daily MSCI European Financials Bull 2X Shares seeks to provide 200% of the daily return of the MSCI Europe Financials Index. The MSCI Europe Financials Index is provided by MSCI Inc. and is a free float-adjusted, market capitalization-weighted index and represents securities of large-capitalization and mid-capitalization companies across developed market countries in Europe. All component securities in the index are classified in the financials sector per the Global Industry Classification Standards. For the Semi-Annual Period, the MSCI Europe Financials Index returned 2.10%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI European Financials Bull 2X Shares returned 1.42%, while the model indicated an expected return of 3.18%.

The Direxion Daily S&P 500® Bull 2X Shares seek to provide 200% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The Index is a float-adjusted. For the Semi-Annual Period, the S&P 500® Index returned 3.82%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500® Bull 2X Shares returned 5.18%, while the model indicated an expected return of 6.43%.

The Direxion Daily Silver Miners Index Bull 2X Shares seeks to provide 200% of the daily return of the Solactive Global Silver Miners Index. The Solactive Global Silver Miners Index is designed to measure broad based equity market performance of companies involved in the silver mining industry, as defined by Structured Solutions AG. The index includes a minimum of 20 and a maximum of 40 stocks of U.S. and foreign companies active in exploration, mining and/or refining of silver, including stocks of small- and medium- capitalization companies. Index adjustments are carried out semi-annually. For the Semi-Annual Period, the Solactive Global Silver Miners Index returned -4.54%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Funds. The Direxion Daily Silver Miners Index Bull 2X Shares returned -12.86%, while the model indicated an expected return of -11.41%.

The Direxion Daily Small Cap Bull 2X Shares seeks to provide 200% of the daily return of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. For the Semi-Annual Period, the Russell 2000® Index returned 3.27%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Small Cap Bull 2X Shares returned 4.26%, while the model indicated an expected return of 5.31%.

As always, we thank you for using the Direxion Shares ETFs and we look forward to our mutual success.

Best Regards,

Patrick Rudnick Principal Executive Officer Principal Financial Officer

Past performance is not indicative of future results. One cannot invest directly in an index. Recent growth rate in the stock market has helped to produce short-term returns that are not typical, and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the ETFs before investing.

DIREXION SEMI-ANNUAL REPORT
11

This and other information can be found in the ETFs' statutory and summary prospectus. To obtain a prospectus, please visit www.direxioninvestments.com or call 1.866.476.7523.

There is no guarantee the ETFs will achieve their intended objective. Investing in the ETFs may be more volatile than investing in broadly diversified ETFs. The use of leverage by an ETF means the ETFs are riskier than alternatives which do not use leverage.

Short-term performance, in particular, is not a good indication of the ETF's future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, ETF performance may be subject to substantial short-term changes. For additional information, see the ETF's prospectus.

The ETFs are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the ETFs should (a) understand the consequences of seeking daily investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments.

LIBOR (London Interbank Offered Rate) is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

Futures Contract: an agreement traded on an organized exchange to buy or sell assets, especially commodities or shares, at a fixed price but to be delivered and paid for later.

Commodities and futures generally are volatile and are not suitable for all investors. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and may be affected by changes in overall market movements, volatility of the Index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Commodity linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities. The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to leverage, imperfect correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Under amended regulations promulgated by the U.S. Commodities Futures Trading Commission ("CFTC"), the Fund and the Subsidiary are considered commodity pools, and therefore each is subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator ("CPO") and will manage both the Fund and Subsidiary in accordance with CFTC rules, as well as the rules that apply to registered investment companies, which includes registering both the Fund and the Subsidiary as commodity pools. Registration as a commodity pool subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund or the Subsidiary. Additionally, the Subsidiary's positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs' investments in a particular industry or

DIREXION SEMI-ANNUAL REPORT
12

sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. The ETF does not attempt to, and should not be expected to; provide returns which are a multiple of the return of the Index for periods other than a single day. For other risks including correlation, leverage, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The views of this letter were those of the Adviser as of April 30, 2018 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs' present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

DIREXION SEMI-ANNUAL REPORT
13

Expense Example (Unaudited)

April 30, 2018

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (November 1, 2017 to April 30, 2018).

Actual expenses

The first line under each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period November 1, 2017 to April 30, 2018" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples (Unaudited)

April 30, 2018

	Annualized Expense Ratio	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period November 1, 2017 to April 30, 2018*
Direxion All Cap Insider Sentiment Shares
Based on actual fund return	0.76%	$1,000.00	$1,042.60	$3.85
Based on hypothetical 5% return	0.76%	1,000.00	1,021.03	3.81
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Based on actual fund return	0.70%	1,000.00	1,055.10	3.57
Based on hypothetical 5% return	0.70%	1,000.00	1,021.32	3.51
Direxion NASDAQ-100® Equal Weighted Index Shares
Based on actual fund return	0.35%	1,000.00	1,041.00	1.77
Based on hypothetical 5% return	0.35%	1,000.00	1,023.06	1.76
Direxion Zacks MLP High Income Index Shares
Based on actual fund return	0.65%	1,000.00	965.80	3.17
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26

DIREXION SEMI-ANNUAL REPORT
14

Expense Example (Unaudited)

April 30, 2018

	Annualized Expense Ratio	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period November 1, 2017 to April 30, 2018*
Direxion Daily CSI 300 China A Share Bear 1X Shares
Based on actual fund return	0.80%	$1,000.00	$992.90	$3.95
Based on hypothetical 5% return	0.80%	1,000.00	1,020.83	4.01
Direxion Daily S&P 500® Bear 1X Shares
Based on actual fund return	0.45%	1,000.00	963.80	2.19
Based on hypothetical 5% return	0.45%	1,000.00	1,022.56	2.26
Direxion Daily Total Bond Market Bear 1X Shares
Based on actual fund return	0.45%	1,000.00	1,030.80	2.27
Based on hypothetical 5% return	0.45%	1,000.00	1,022.56	2.26
Direxion Daily 7-10 Year Treasury Bear 1X Shares
Based on actual fund return	0.45%	1,000.00	1,038.30	2.27
Based on hypothetical 5% return	0.45%	1,000.00	1,022.56	2.26
Direxion Daily 20+ Year Treasury Bear 1X Shares
Based on actual fund return	0.45%	1,000.00	1,034.30	2.27
Based on hypothetical 5% return	0.45%	1,000.00	1,022.56	2.26
Direxion Daily CSI 300 China A Share Bull 2X Shares
Based on actual fund return	1.13%	1,000.00	941.30	5.44
Based on hypothetical 5% return	1.13%	1,000.00	1,019.19	5.66
Direxion Daily CSI China Internet Index Bull 2X Shares
Based on actual fund return	1.07%	1,000.00	1,032.50	5.39
Based on hypothetical 5% return	1.07%	1,000.00	1,019.49	5.36
Direxion Daily High Yield Bear 2X Shares
Based on actual fund return	0.80%	1,000.00	1,030.30	4.03
Based on hypothetical 5% return	0.80%	1,000.00	1,020.83	4.01
Direxion Daily MSCI European Financials Bull 2X Shares
Based on actual fund return	0.80%	1,000.00	1,014.20	4.00
Based on hypothetical 5% return	0.80%	1,000.00	1,020.83	4.01
Direxion Daily S&P 500® Bull 2X Shares
Based on actual fund return	0.30%	1,000.00	1,051.80	1.53
Based on hypothetical 5% return	0.30%	1,000.00	1,023.31	1.51
Direxion Daily Silver Miners Index Bull 2X Shares
Based on actual fund return	0.80%	1,000.00	871.40	3.71
Based on hypothetical 5% return	0.80%	1,000.00	1,020.83	4.01
Direxion Daily Small Cap Bull 2X Shares
Based on actual fund return	0.46%	1,000.00	1,042.60	2.33
Based on hypothetical 5% return	0.46%	1,000.00	1,022.51	2.31

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of November 1, 2017 to April 30, 2018), then divided by 365.

DIREXION SEMI-ANNUAL REPORT
15

Allocation of Portfolio Holdings (Unaudited)

April 30, 2018

	Cash*	Common Stocks	Master Limited Partnerships	Investment Companies	Futures	Swaps	Total
Direxion All Cap Insider Sentiment Shares	0%**	100%	—	—	—	—	100%
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	96%	—	—	—	4%	—	100%
Direxion NASDAQ-100® Equal Weighted Index Shares	0%**	100%	—	—	—	—	100%
Direxion Zacks MLP High Income Index Shares	1%	—	99%	—	—	—	100%
Direxion Daily CSI 300 China A Share Bear 1X Shares	96%	—	—	—	—	4%	100%
Direxion Daily S&P 500® Bear 1X Shares	100%	—	—	—	—	0%**	100%
Direxion Daily Total Bond Market Bear 1X Shares	100%	—	—	—	—	0%**	100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	97%	—	—	—	—	3%	100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	100%	—	—	—	—	0%**	100%
Direxion Daily CSI 300 China A Share Bull 2X Shares	82%	—	—	24%	—	(6)%	100%
Direxion Daily CSI China Internet Index Bull 2X Shares	90%	—	—	7%	—	3%	100%
Direxion Daily High Yield Bear 2X Shares	101%	—	—	—	—	(1)%	100%
Direxion Daily MSCI European Financials Bull 2X Shares	49%	—	—	55%	—	(4)%	100%
Direxion Daily S&P 500® Bull 2X Shares	1%	—	—	99%	—	0%**	100%
Direxion Daily Silver Miners Index Bull 2X Shares	74%	—	—	29%	—	(3)%	100%
Direxion Daily Small Cap Bull 2X Shares	(2)%	—	—	98%	—	4%	100%

*  Cash, cash equivalents and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT
16

Direxion All Cap Insider Sentiment Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
COMMON STOCKS - 99.8%
Accommodation - 0.7%
5,793	Marriott International, Inc. Class A	$791,787
22,524	MGM Resorts International	707,704
		1,499,491
Administrative and Support Services - 1.4%
1,120	Booking Holdings, Inc. (a)	2,439,360
10,618	The Brink's Co.	783,608
		3,222,968
Air Transportation - 1.3%
15,118	American Airlines Group, Inc.	649,016
14,608	Delta Air Lines, Inc.	762,830
19,426	Hawaiian Holdings, Inc.	800,351
11,241	United Continental Holdings, Inc. (a)	759,217
		2,971,414
Broadcasting (except Internet) - 1.3%
121,213	Discovery Communications, Inc. Class A (a)(b)	2,866,687
Building Material and Garden Equipment and Supplies Dealers - 1.1%
12,814	The Home Depot, Inc.	2,368,027
Chemical Manufacturing - 8.7%
13,232	Abbott Laboratories	769,176
22,647	AdvanSix, Inc. (a)	811,215
18,550	Allergan PLC (Ireland)	2,850,207
5,665	Ecolab, Inc.	820,122
32,647	Mosaic Co.	879,837
173,129	Myers Industries, Inc.	4,033,906
126,042	Olin Corp.	3,805,208
9,435	Perrigo Company PLC	737,251
65,409	Prestige Brands Holdings, Inc. (a)	1,925,641
41,787	Sensient Technologies Corp.	2,785,104
		19,417,667
Clothing and Clothing Accessories Stores - 3.6%
118,794	Gap, Inc.	3,473,536
44,330	Tiffany & Co.	4,558,454
		8,031,990
Computer and Electronic Product Manufacturing - 9.1%
36,615	First Solar, Inc. (a)	2,596,370
21,111	Hologic, Inc. (a)	818,896
14,736	Micron Technology, Inc. (a)	677,561
12,361	OSI Systems, Inc. (a)	791,351
2,842	Roper Technologies, Inc.	750,828
87,282	Seagate Technology PLC	5,052,755
45,336	Western Digital Corp.	3,572,023
274,511	Xperi Corp.	6,039,242
		20,299,026
Construction of Buildings - 0.7%
17,243	D.R. Horton, Inc.	761,106
11,014	LGI Homes, Inc. (a)(b)	762,169
		1,523,275
Shares		Fair Value
Credit Intermediation and Related Activities - 4.4%
8,133	Comerica, Inc.	$769,219
186,380	F.N.B. Corp.	2,422,940
8,460	Texas Capital Bancshares, Inc. (a)	834,579
47,983	UMB Financial Corp.	3,674,538
24,370	Wintrust Financial Corp.	2,179,897
		9,881,173
Food Manufacturing - 6.0%
126,493	Campbell Soup Co.	5,158,384
25,404	Hain Celestial Group, Inc. (a)	740,018
40,180	Post Holdings, Inc. (a)	3,197,123
62,327	Tyson Foods, Inc. Class A	4,369,123
		13,464,648
Food Services and Drinking Places - 2.3%
2,415	Chipotle Mexican Grill, Inc. (a)	1,022,342
80,510	The Cheesecake Factory, Inc. (b)	4,182,494
		5,204,836
Funds, Trusts, and Other Financial Vehicles - 5.1%
238,447	Easterly Government Properties, Inc.	4,914,393
12,467	HealthEquity, Inc. (a)	818,708
354,485	Invesco Mortgage Capital	5,753,291
		11,486,392
Furniture and Home Furnishings Stores - 1.6%
37,008	RH (a)(b)	3,532,414
Furniture and Related Product Manufacturing - 0.3%
12,994	Patrick Industries, Inc. (a)	739,359
General Merchandise Stores - 1.4%
24,931	Dollar General Corp.	2,406,590
10,943	Five Below, Inc. (a)	772,685
		3,179,275
Hospitals - 2.2%
52,030	HCA Holdings, Inc.	4,981,352
Insurance Carriers and Related Activities - 7.0%
126,154	Aflac, Inc.	5,748,838
87,248	Progressive Corp.	5,260,182
35,620	Travelers Companies, Inc.	4,687,592
		15,696,612
Machinery Manufacturing - 0.3%
7,008	Alamo Group, Inc.	767,166
Merchant Wholesalers, Durable Goods - 0.7%
20,314	DXP Enterprises, Inc. (a)	737,398
3,027	Huntington Ingalls Industries, Inc.	736,197
		1,473,595
Mining (except Oil and Gas) - 1.0%
142,278	Freeport-McMoRan Copper & Gold, Inc.	2,164,048
Miscellaneous Manufacturing - 1.8%
3,161	Align Technology, Inc. (a)	789,776
8,100	Dover Corp.	750,870
14,545	NuVasive, Inc. (a)	773,939
4,954	Stryker Corp.	839,307
7,328	Zimmer Biomet Holdings, Inc.	843,966
		3,997,858

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
17

Direxion All Cap Insider Sentiment Shares

Schedule of Investments, continued (Unaudited)

April 30, 2018

Shares		Fair Value
Motor Vehicle and Parts Dealers - 1.2%
23,384	Advance Auto Parts, Inc.	$2,676,299
Nonstore Retailers - 1.1%
9,093	W.W. Grainger, Inc.	2,558,315
Oil and Gas Extraction - 4.2%
20,602	Apache Corp.	843,652
7,553	EOG Resources, Inc.	892,538
42,934	Helmerich & Payne, Inc.	2,986,060
26,482	Noble Energy, Inc.	895,886
50,296	Occidental Petroleum Corp.	3,885,869
		9,504,005
Paper Manufacturing - 0.3%
14,798	International Paper Co.	762,985
Performing Arts, Spectator Sports, and Related Industries - 0.4%
3,273	Churchill Downs, Inc.	898,766
Plastics and Rubber Products Manufacturing - 0.4%
22,448	Raven Industries, Inc.	821,597
Primary Metal Manufacturing - 2.6%
178,004	AK Steel Holding Corp. (a)(b)	817,038
34,767	Arconic, Inc.	619,200
12,870	Nucor Corp.	793,050
62,747	Steel Dynamics, Inc.	2,811,693
22,486	United States Steel Corp. (b)	760,701
		5,801,682
Professional, Scientific, and Technical Services - 2.8%
27,041	Cognizant Technology Solutions Corp. Class A	2,212,494
15,089	Korn Ferry International	806,658
247,453	Quality Systems, Inc. (a)	3,323,294
		6,342,446
Publishing Industries (except Internet) - 3.1%
3,496	Adobe Systems, Inc. (a)	774,714
44,509	Fortinet, Inc. (a)	2,464,018
65,140	Oracle Corp.	2,974,944
5,182	Red Hat, Inc. (a)	844,977
		7,058,653
Real Estate - 5.0%
93,212	American Assets Trust, Inc.	3,129,127
140,746	Education Realty Trust, Inc.	4,631,951
59,970	Regency Centers Corp.	3,529,234
		11,290,312
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.5%
20,273	Alarm.com, Inc. (a)	818,624
124,369	Invesco Ltd.	3,602,970
324,651	Travelport Worldwide Ltd.	5,564,518
		9,986,112
Specialty Trade Contractors - 0.4%
19,166	Comfort Systems USA, Inc.	808,805
Support Activities for Mining - 0.4%
15,424	Hess Corp.	879,014
Shares		Fair Value
Telecommunications - 1.9%
132,118	AT&T, Inc.	$4,320,259
Transportation Equipment Manufacturing - 0.4%
2,554	TransDigm Group, Inc.	818,736
Utilities - 7.3%
132,597	Hawaiian Electric Industries, Inc.	4,599,790
99,530	NRG Energy, Inc.	3,085,430
135,381	OGE Energy Corp.	4,449,974
87,055	UGI Corp.	4,212,591
		16,347,785
Water Transportation - 1.8%
63,239	Carnival Corp.	3,987,851
	TOTAL COMMON STOCKS (Cost $223,720,489)	$223,632,895
SHORT TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
9,380,391	Dreyfus Government Cash Management, 1.60% (c)(d)	$9,380,391
91	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (c)	91
	TOTAL SHORT TERM INVESTMENTS (Cost $9,380,482)	$9,380,482
	TOTAL INVESTMENTS (Cost $233,100,971) - 104.0%	$233,013,377
	Liablities in Excess of Other Assets - (4.0)%	(8,878,650)
	TOTAL NET ASSETS - 100.0%	$224,134,727

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2018.

(d)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
18

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Schedule of Investments (Unaudited)

April 30, 2018

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $-) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	47,717,248
TOTAL NET ASSETS - 100.0%	$47,717,248

Percentages are stated as a percent of net assets.

(a)  $1,523,038 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

April 30, 2018

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Corn	12/14/2018	391	$8,132,800	$29,325	$309,410
Cotton No. 2	12/6/2018	134	5,278,260	(32,830)	11,110
Gasoline RBOB	10/31/2018	48	3,870,518	26,208	125,350
NY Harbor Ultra-Low Sulfur Diesel	7/31/2018	63	5,662,440	44,717	552,048
Soybean	11/14/2018	117	6,111,788	(13,162)	115,202
SRW Wheat	12/14/2018	182	4,979,975	86,450	261,492
WTI Crude Oil	2/20/2019	74	4,749,320	39,960	417,962
			$38,785,101	$180,668	$1,792,574

All futures contracts held by Direxion BCS Fund Ltd. See Note 1.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
19

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
COMMON STOCKS - 99.8%
Accommodation - 1.0%
11,830	Marriott International, Inc. Class A	$1,616,924
Administrative and Support Services - 4.1%
14,241	Automatic Data Processing, Inc.	1,681,577
769	Booking Holdings, Inc. (a)	1,674,882
25,224	Paychex, Inc.	1,527,818
20,309	PayPal Holdings, Inc. (a)	1,515,254
		6,399,531
Air Transportation - 0.8%
30,118	American Airlines Group, Inc.	1,292,966
Amusement, Gambling, and Recreation Industries - 1.1%
9,032	Wynn Resorts Ltd.	1,681,668
Apparel Manufacturing - 1.1%
9,629	Cintas Corp.	1,639,819
Beverage and Tobacco Product Manufacturing - 1.0%
28,454	Monster Beverage Corp. (a)	1,564,970
Broadcasting (except Internet) - 4.6%
4,877	Charter Communications, Inc. (a)	1,323,081
46,569	Comcast Corp. Class A	1,461,801
40,937	Dish Network Corp. (a)	1,373,436
60,631	Qurate Retail, Inc. (a)	1,419,372
257,493	Sirius XM Holdings, Inc. (b)	1,629,931
		7,207,621
Building Material and Garden Equipment and Supplies Dealers - 0.9%
28,591	Fastenal Co.	1,429,264
Chemical Manufacturing - 10.9%
13,164	Alexion Pharmaceuticals, Inc. (a)	1,548,481
19,840	BioMarin Pharmaceutical, Inc. (a)	1,656,838
18,620	Celgene Corp. (a)	1,621,802
20,925	Gilead Sciences, Inc.	1,511,413
8,149	IDEXX Laboratories, Inc. (a)	1,584,899
6,571	Illumina, Inc. (a)	1,583,151
18,534	Incyte Corp. (a)	1,147,996
39,984	Mylan NV (a)	1,549,780
4,861	Regeneron Pharmaceuticals, Inc. (a)	1,476,189
12,503	Shire PLC ADR (United Kingdom)	1,993,353
9,498	Vertex Pharmaceuticals, Inc. (a)	1,454,714
		17,128,616
Clothing and Clothing Accessories Stores - 1.1%
21,739	Ross Stores, Inc.	1,757,598
Computer and Electronic Product Manufacturing - 15.2%
17,723	Analog Devices, Inc.	1,548,104
9,372	Apple, Inc.	1,548,817
6,547	BROADCOM, Inc.	1,502,013
37,071	Cisco Systems, Inc.	1,641,875
43,385	Hologic, Inc. (a)	1,682,904
32,609	Intel Corp.	1,683,276
26,646	Maxim Integrated Products, Inc.	1,452,207
16,994	Microchip Technology, Inc. (b)	1,421,718
27,543	Micron Technology, Inc. (a)	1,266,427
6,662	NVIDIA Corp.	1,498,284
Shares		Fair Value
Computer and Electronic Product Manufacturing (continued)
27,525	QUALCOMM, Inc.	$1,404,050
27,767	Seagate Technology PLC	1,607,432
15,083	Skyworks Solutions, Inc.	1,308,601
15,173	Texas Instruments, Inc.	1,538,997
15,674	Western Digital Corp.	1,234,954
21,945	Xilinx, Inc.	1,409,747
		23,749,406
Data Processing, Hosting and Related Services - 1.0%
22,482	Fiserv, Inc. (a)	1,593,075
Food Manufacturing - 1.9%
38,634	Mondelez International, Inc.	1,526,043
25,528	The Kraft Heinz Co.	1,439,269
		2,965,312
Food Services and Drinking Places - 1.0%
28,281	Starbucks Corp.	1,628,137
General Merchandise Stores - 2.2%
8,977	Costco Wholesale Corp.	1,769,906
17,425	Dollar Tree, Inc. (a)	1,670,883
		3,440,789
Health and Personal Care Stores - 3.3%
21,948	Express Scripts Holding Co. (a)	1,661,463
7,521	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,887,094
24,695	Walgreens Boots Alliance Inc.	1,640,983
		5,189,540
Machinery Manufacturing - 2.7%
28,072	Applied Materials, Inc.	1,394,336
7,794	ASML Holding NV ADR (Netherlands) (b)	1,468,780
7,519	Lam Research Corp.	1,391,466
		4,254,582
Merchant Wholesalers, Durable Goods - 2.1%
24,519	Henry Schein, Inc. (a)	1,863,444
13,832	KLA-Tencor Corp.	1,407,268
		3,270,712
Miscellaneous Manufacturing - 4.1%
6,171	Align Technology, Inc. (a)	1,541,824
29,621	Dentsply Sirona, Inc.	1,491,121
19,018	Hasbro, Inc.	1,675,296
3,828	Intuitive Surgical, Inc. (a)	1,687,306
		6,395,547
Motion Picture and Sound Recording Industries - 2.0%
5,240	Netflix, Inc. (a)	1,637,291
15,551	Take-Two Interactive Software, Inc. (a)	1,550,590
		3,187,881
Motor Vehicle and Parts Dealers - 1.1%
6,643	O'Reilly Automotive, Inc. (a)	1,701,073
Nonstore Retailers - 3.0%
1,062	Amazon.com, Inc. (a)	1,663,230
39,298	eBay, Inc. (a)	1,488,608
4,408	MercadoLibre, Inc.	1,497,001
		4,648,839

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
20

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments, continued (Unaudited)

April 30, 2018

Shares		Fair Value
Other Information Services - 4.8%
735	Alphabet, Inc. Class A (a)	$748,657
734	Alphabet, Inc. Class C (a)	746,720
6,358	Baidu, Inc. ADR (China) (a)	1,595,222
9,014	Facebook, Inc. (a)	1,550,408
25,159	Liberty Global PLC Class A (a)	758,292
26,006	Liberty Global PLC Class C (a)	756,775
5,104	NetEase.com, Inc. ADR (China)	1,312,085
		7,468,159
Performing Arts, Spectator Sports, and Related Industries - 2.0%
23,278	Activision Blizzard, Inc.	1,544,495
12,984	Electronic Arts, Inc. (a)	1,531,853
		3,076,348
Professional, Scientific, and Technical Services - 6.2%
8,863	Amgen, Inc.	1,546,416
5,802	Biogen Inc. (a)	1,587,427
43,239	Cadence Design Systems, Inc. (a)	1,732,155
27,237	Cerner Corp. (a)	1,586,555
19,722	Cognizant Technology Solutions Corp. Class A	1,613,654
15,927	Verisk Analytics, Inc. Class A (a)	1,695,429
		9,761,636
Publishing Industries (except Internet) - 12.4%
7,398	Adobe Systems, Inc. (a)	1,639,397
12,291	Autodesk, Inc. (a)	1,547,437
46,621	CA, Inc.	1,622,411
16,107	Check Point Software Technologies Ltd. (a)	1,554,487
17,540	Citrix Systems, Inc. (a)	1,805,041
33,865	Ctrip.com International Ltd. ADR (China) (a)	1,385,078
9,343	Intuit, Inc.	1,726,493
17,637	Microsoft Corp.	1,649,412
60,962	Symantec Corp.	1,694,134
18,932	Synopsys, Inc. (a)	1,618,875
22,464	Twenty-First Century Fox, Inc. Class A	821,284
22,782	Twenty-First Century Fox, Inc. Class B	821,747
12,330	Workday, Inc. (a)	1,539,277
		19,425,073
Rail Transportation - 1.1%
29,314	CSX Corp.	1,740,958
Support Activities for Transportation - 1.1%
14,740	Expedia, Inc.	1,697,164
Telecommunications - 3.0%
37,103	JD.com, Inc. ADR (China) (a)	1,354,631
25,765	T-Mobile US, Inc. (a)	1,559,040
58,547	Vodafone Group PLC ADR (United Kingdom)	1,721,867
		4,635,538
Transportation Equipment Manufacturing - 2.0%
24,632	PACCAR, Inc.	1,568,319
5,192	Tesla Motors, Inc. (a)(b)	1,525,929
		3,094,248
Shares		Fair Value
Truck Transportation - 1.0%
13,870	J.B. Hunt Transport Services, Inc.	$1,628,754
	TOTAL COMMON STOCKS (Cost $141,399,707)	$156,271,748
SHORT TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
4,837,239	Dreyfus Government Cash Management, 1.60% (c)(d)	$4,837,239
	TOTAL SHORT TERM INVESTMENTS (Cost $4,837,239)	$4,837,239
	TOTAL INVESTMENTS (Cost $146,236,946) - 102.9%	$161,108,987
	Liabilities in Excess of Other Assets - (2.9)%	(4,539,227)
	TOTAL NET ASSETS - 100.0%	$156,569,760

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2018.

(d)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
21

Direxion Zacks MLP High Income Index Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
MASTER LIMITED PARTNERSHIPS - 99.0%
Merchant Wholesalers, Nondurable Goods - 17.1%
90,401	Cheniere Energy Partners LP (a)	$2,825,936
157,358	Martin Midstream Partners LP (a)	2,509,860
152,191	NGL Energy Partners LP	1,925,216
79,885	Sunoco LP	2,198,435
		9,459,447
Mining (except Oil and Gas) - 7.4%
124,353	Alliance Resource Partners LP (a)	2,194,830
125,576	SunCoke Energy Partners LP (a)	1,927,592
		4,122,422
Nonstore Retailers - 8.6%
90,237	Crestwood Equity Partners LP	2,467,982
100,164	Suburban Propane Partners LP (a)	2,316,793
		4,784,775
Oil and Gas Extraction - 12.2%
49,307	Andeavor Logistics LP	2,092,589
92,297	Enterprise Products Partners LP (a)	2,477,252
60,841	Williams Partners LP	2,214,612
		6,784,453
Pipeline Transportation - 49.3%
47,278	Buckeye Partners LP	1,964,401
168,489	Enable Midstream Partners LP (a)	2,407,708
176,293	Enbridge Energy Partners LP (a)	1,865,180
127,206	Energy Transfer Partners LP	2,292,252
110,689	Genesis Energy LP (a)	2,318,935
81,211	Holly Energy Partners LP (a)	2,380,294
76,507	NuStar Energy LP	1,618,888
143,618	NuStar GP Holdings LLC	1,665,969
121,563	Plains All American Pipeline LP	2,857,946
59,645	Spectra Energy Partners LP (a)	2,126,344
114,060	Summit Midstream Partners LP	1,739,415
46,655	TC Pipelines LP (a)	1,637,124
50,701	Western Gas Partners LP	2,436,690
		27,311,146
Support Activities for Mining - 4.4%
138,845	Black Stone Minerals LP	2,465,887
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $61,163,254)	$54,928,130
Shares		Fair Value
SHORT TERM INVESTMENTS - 22.3%
Money Market Funds - 22.3%
12,331,960	Dreyfus Government Cash Management, 1.60% (b)(c)	$12,331,960
	TOTAL SHORT TERM INVESTMENTS (Cost $12,331,960)	$12,331,960
	TOTAL INVESTMENTS (Cost $73,495,214) - 121.3%	$67,260,090
	Liabilities in Excess of Other Assets - (21.3)%	(11,807,306)
	TOTAL NET ASSETS - 100.0%	$55,452,784

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at April 30, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
22

Direxion Daily CSI 300 China A Share Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 21.3%
Money Market Funds - 21.3%
6,452,376	Dreyfus Government Cash Management, 1.60% (a)	$6,452,376
14,905,226	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	14,905,226
	TOTAL SHORT TERM INVESTMENTS (Cost $21,357,602) (b)	$21,357,602
	TOTAL INVESTMENTS (Cost $21,357,602) - 21.3%	$21,357,602
	Other Assets in Excess of Liabilities - 78.7%	78,694,780
	TOTAL NET ASSETS - 100.0%	$100,052,382

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,357,602.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received (Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.2017)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Bank of America Merrill Lynch	12/6/2018	649,775	$20,468,112	$1,096,523
(5.4029)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Citibank N.A.	12/7/2018	217,433	6,609,963	24,520
(4.2029)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Credit Suisse International	12/17/2018	614,193	18,569,197	245,650
(5.2029)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	1/16/2019	1,666,368	51,774,054	2,095,239
(5.2029)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	4/17/2019	162,102	4,907,467	69,177
(5.2029)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	5/15/2019	47,593	1,432,262	11,532
					$103,761,055	$3,542,641

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
23

Direxion Daily S&P 500® Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 20.3%
Money Market Funds - 20.3%
3,739,238	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)(b)	$3,739,238
	TOTAL SHORT TERM INVESTMENTS (Cost $3,739,238)	$3,739,238
	TOTAL INVESTMENTS (Cost $3,739,238) - 20.3%	$3,739,238
	Other Assets in Excess of Liabilities - 79.7%	14,659,527
	TOTAL NET ASSETS - 100.0%	$18,398,765

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,739,238.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.2671% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse International	12/17/2018	6,948	$18,382,893	$(550)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
24

Direxion Daily Total Bond Market Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 20.3%
Money Market Funds - 20.3%
651,195	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	$651,195
	TOTAL SHORT TERM INVESTMENTS (Cost $651,195) (b)	$651,195
	TOTAL INVESTMENTS (Cost $651,195) - 20.3%	$651,195
	Other Assets in Excess of Liabilities - 79.7%	2,555,521
	TOTAL NET ASSETS - 100.0%	$3,206,716

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $651,195.

The accompanying notes are an integral part of these financial statements.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.4471% representing 1 month LIBOR rate + spread	Total return of iShares Core U.S. Aggregate Bond ETF	Credit Suisse International	12/17/2018	30,252	$3,220,519	$8,325

DIREXION SEMI-ANNUAL REPORT
25

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 17.5%
Money Market Funds - 17.5%
53,307	Dreyfus Government Cash Management, 1.60% (a)	$53,307
202,568	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	202,568
	TOTAL SHORT TERM INVESTMENTS (Cost $255,875) (b)	$255,875
	TOTAL INVESTMENTS (Cost $255,875) - 17.5%	$255,875
	Other Assets in Excess of Liabilities - 82.5%	1,204,905
	TOTAL NET ASSETS - 100.0%	$1,460,780

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $255,875.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.1471% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Deutsche Bank AG London	12/6/2018	7,813	$818,238	$19,350
0.9971% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/6/2018	6,551	694,668	25,175
					$1,512,906	$44,525

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
26

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 16.7%
Money Market Funds - 16.7%
881,921	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)(b)	$881,921
	TOTAL SHORT TERM INVESTMENTS (Cost $881,921)	$881,921
	TOTAL INVESTMENTS (Cost $881,921) - 16.7%	$881,921
	Other Assets in Excess of Liabilities - 83.3%	4,393,323
	TOTAL NET ASSETS - 100.0%	$5,275,244

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $881,921.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.9371% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse International	12/17/2018	44,293	$5,286,434	$777

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
27

Direxion Daily CSI 300 China A Share Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 24.5%
541,628	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)	$16,140,514
	TOTAL INVESTMENT COMPANIES (Cost $17,178,173)	$16,140,514
SHORT TERM INVESTMENTS - 63.1%
Money Market Funds - 63.1%
20,686,402	Dreyfus Government Cash Management, 1.60% (b)(c)	$20,686,402
19,374,060	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (b)	19,374,060
1,535,060	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.59% (b)	1,535,060
	TOTAL SHORT TERM INVESTMENTS (Cost $41,595,522) (d)	$41,595,522
	TOTAL INVESTMENTS (Cost $58,773,695) - 87.6%	$57,736,036
	Other Assets in Excess of Liabilities - 12.4%	8,208,971
	TOTAL NET ASSETS - 100.0%	$65,945,007

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at April 30, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,111,448.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.1029%) representing 1 month LIBOR rate + spread	Morgan Stanley Capital Services	12/11/2018	202,197	$6,173,075	$(69,239)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	0.5983% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/14/2018	674,294	21,542,269	(1,466,997)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(5.2029%) representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2018	217,433	6,729,551	(141,903)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(3.4429%) representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	872,520	26,912,370	(889,151)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(4.9829%) representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	1,778,510	54,262,340	(1,297,629)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(4.9829%) representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	139,262	4,366,737	(210,370)
					$119,986,342	$(4,075,289)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
28

Direxion Daily CSI China Internet Index Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 6.9%
147,248	KraneShares CSI China Internet ETF	$8,659,655
	TOTAL INVESTMENT COMPANIES (Cost $8,220,347)	$8,659,655
SHORT TERM INVESTMENTS - 36.0%
Money Market Funds - 36.0%
16,906,174	Dreyfus Government Cash Management, 1.60% (a)	$16,906,174
28,179,343	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	28,179,343
	TOTAL SHORT TERM INVESTMENTS (Cost $45,085,517) (b)	$45,085,517
	TOTAL INVESTMENTS (Cost $53,305,864) - 42.9%	$53,745,172
	Other Assets in Excess of Liabilities - 57.1%	71,490,018
	TOTAL NET ASSETS - 100.0%	$125,235,190

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $45,085,517.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of KraneShares CSI China Internet ETF	2.8983% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/4/2018	615,059	$35,087,736	$957,697
Total return of KraneShares CSI China Internet ETF	2.4999% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	897,024	52,009,452	722,860
Total return of KraneShares CSI China Internet ETF	2.4499% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	2,599,651	150,760,114	2,065,775
					$237,857,302	$3,746,332

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
29

Direxion Daily High Yield Bear 2X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 41.3%
Money Market Funds - 41.3%
1,583,401	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)(b)	$1,583,401
	TOTAL SHORT TERM INVESTMENTS (Cost $1,583,401)	$1,583,401
	TOTAL INVESTMENTS (Cost $1,583,401) - 41.3%	$1,583,401
	Other Assets in Excess of Liabilities - 58.7%	2,250,775
	TOTAL NET ASSETS - 100.0%	$3,834,176

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,583,401.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.2471% representing 1 month LIBOR rate + spread	Total return of SPDR Bloomberg Barclays High Yield Bond ETF	Credit Suisse International	12/17/2018	213,782	$7,676,812	$(34,627)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
30

Direxion Daily MSCI European Financials Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 54.5%
155,346	iShares MSCI Europe Financials ETF	$3,647,524
	TOTAL INVESTMENT COMPANIES (Cost $3,852,045)	$3,647,524
SHORT TERM INVESTMENTS - 24.1%
Money Market Funds - 24.1%
1,340,255	Dreyfus Government Cash Management, 1.60% (a)	$1,340,255
272,817	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	272,817
	TOTAL SHORT TERM INVESTMENTS (Cost $1,613,072) (b)	$1,613,072
	TOTAL INVESTMENTS (Cost $5,465,117) - 78.6%	$5,260,596
	Other Assets in Excess of Liabilities - 21.4%	1,426,270
	TOTAL NET ASSETS - 100.0%	$6,686,866

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,613,072.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Europe Financials ETF	2.3971% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/6/2018	173,343	$4,202,561	$(149,297)
Total return of iShares MSCI Europe Financials ETF	2.3471% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2018	240,892	5,731,641	(91,179)
					$9,934,202	$(240,476)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
31

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 99.2%
23,925	iShares Core S&P 500 ETF	$6,371,467
	TOTAL INVESTMENT COMPANIES (Cost $6,075,782)	$6,371,467
SHORT TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
17,126	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)(b)	$17,126
	TOTAL SHORT TERM INVESTMENTS (Cost $17,126)	$17,126
	TOTAL INVESTMENTS (Cost $6,092,908) - 99.5%	$6,388,593
	Other Assets in Excess of Liabilities - 0.5%	33,101
	TOTAL NET ASSETS - 100.0%	$6,421,694

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,126.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.4871% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	2,444	$6,466,394	$(2,713)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
32

Direxion Daily Silver Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 29.0%
45,939	Global X Silver Miners ETF	$1,404,815
	TOTAL INVESTMENT COMPANIES (Cost $1,467,080)	$1,404,815
SHORT TERM INVESTMENTS - 29.6%
Money Market Funds - 29.6%
1,154,159	Dreyfus Government Cash Management, 1.60% (a)	$1,154,159
280,662	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	280,662
	TOTAL SHORT TERM INVESTMENTS (Cost $1,434,821) (b)	$1,434,821
	TOTAL INVESTMENTS (Cost $2,901,901) - 58.6%	$2,839,636
	Other Assets in Excess of Liabilities - 41.4%	2,005,685
	TOTAL NET ASSETS - 100.0%	$4,845,321

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,434,821.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Global X Silver Miners ETF	2.4471% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	138,977	$4,309,045	$(78,693)
Total return of Global X Silver Miners ETF	2.2971% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/17/2018	131,980	4,096,985	(77,405)
					$8,406,030	$(156,098)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
33

Direxion Daily Small Cap Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 98.2%
21,500	iShares Russell 2000 ETF	$3,296,380
	TOTAL INVESTMENT COMPANIES (Cost $3,095,187)	$3,296,380
SHORT TERM INVESTMENTS - 5.9%
Money Market Funds - 5.9%
193,066	Dreyfus Government Cash Management, 1.60% (a)	$193,066
4,716	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	4,716
	TOTAL SHORT TERM INVESTMENTS (Cost $197,782) (b)	$197,782
	TOTAL INVESTMENTS (Cost $3,292,969) - 104.1%	$3,494,162
	Liabilities in Excess of Other Assets - (4.1)%	(137,041)
	TOTAL NET ASSETS - 100.0%	$3,357,121

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $197,782.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	1.7971% representing 1 month LIBOR rate + spread	Citibank N.A.	12/7/2018	530	$816,803	$(157)
Total return of Russell 2000® Index	2.1871% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	1,687	2,478,134	119,665
					$3,294,937	$119,508

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
34

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion All Cap Insider Sentiment Shares	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Zacks MLP High Income Index Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$233,013,377	$—	$161,108,987	$67,260,090
Cash equivalents	568,818	43,948,714	342,078	28,277
Receivable for investments sold	—	—	—	236,724
Due from broker for futures contracts	—	2,056,165	—	—
Deposit at broker for futures contracts	—	1,523,038	—	—
Dividend and interest receivable	185,388	53,286	47,291	12,840
Variation margin receivable, net	—	180,668	—	—
Tax reclaim receivable	—	—	—	280,316
Prepaid expenses and other assets	10,061	12,276	20,027	18,499
Total Assets	233,777,644	47,774,147	161,518,383	67,836,746
Liabilities:
Collateral for securities loaned (Note 2)	9,380,391	—	4,837,239	12,331,960
Due to investment adviser, net	60,932	14,864	24,065	13,557
Accrued expenses and other liabilities	201,594	42,035	87,319	38,445
Total Liabilities	9,642,917	56,899	4,948,623	12,383,962
Net Assets	$224,134,727	$47,717,248	$156,569,760	$55,452,784
Net Assets Consist of:
Capital stock	$206,358,276	$45,609,606	$141,288,960	$106,967,308
Undistributed net investment income, net of income taxes	627,469	71,658	116,106	307,872
Undistributed (Accumulated) net realized gain (loss), net of income taxes	17,236,576	243,410	292,653	(50,113,926)
Net unrealized appreciation (depreciation) net of income taxes on:
Investment securities	(87,594)	—	14,872,041	(1,708,470)
Futures contracts	—	1,792,574	—	—
Net Assets	$224,134,727	$47,717,248	$156,569,760	$55,452,784
Calculation of Net Asset Value Per Share:
Net assets	$224,134,727	$47,717,248	$156,569,760	$55,452,784
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,550,218	1,900,001	3,600,002	3,750,000
Net assets value, redemption price and offering price per share	$40.38	$25.11	$43.49	$14.79
Cost of Investments	$233,100,971	$—	$146,236,946	$73,495,214

*  Securities loaned with values of $9,160,070, $-, $4,722,229 and $11,998,899, respectively. See Note 2.
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
35

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily CSI 300 China A Share Bear 1X Shares	Direxion Daily S&P 500® Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares
Assets:
Investments, at fair value (Note 2)	$21,357,602	$3,739,238	$651,195	$255,875
Cash equivalents	78,852,916	14,637,965	2,554,916	1,158,890
Due from investment adviser, net (Note 6)	—	—	3,349	3,442
Dividend and interest receivable	120,109	32,498	3,914	1,737
Due from broker for swap contracts	16,110	—	4	5,566
Unrealized appreciation on swap contracts	3,542,641	—	8,325	44,525
Prepaid expenses and other assets	6,202	12,026	3,607	3,455
Total Assets	103,895,580	18,421,727	3,225,310	1,473,490
Liabilities:
Unrealized depreciation on swap contracts	—	550	—	—
Due to investment adviser, net	52,514	2,937	—	—
Due to broker for swap contracts	3,720,923	—	2	21
Accrued expenses and other liabilities	69,761	19,475	18,592	12,689
Total Liabilities	3,843,198	22,962	18,594	12,710
Net Assets	$100,052,382	$18,398,765	$3,206,716	$1,460,780
Net Assets Consist of:
Capital stock	$128,997,447	$28,518,043	$5,727,561	$2,305,774
Undistributed net investment income	50,571	57,577	3,964	1,728
Accumulated net realized loss	(32,538,277)	(10,176,305)	(2,533,134)	(891,247)
Net unrealized appreciation (depreciation) on:
Swap contracts	3,542,641	(550)	8,325	44,525
Net Assets	$100,052,382	$18,398,765	$3,206,716	$1,460,780
Calculation of Net Asset Value Per Share:
Net assets	$100,052,382	$18,398,765	$3,206,716	$1,460,780
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,150,000	599,983	100,001	50,001
Net assets value, redemption price and offering price per share	$31.76	$30.67	$32.07	$29.22
Cost of Investments	$21,357,602	$3,739,238	$651,195	$255,875

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
36

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily High Yield Bear 2X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$881,921	$57,736,036	$53,745,172	$1,583,401
Cash equivalents	4,393,963	24,966,355	69,185,507	2,296,688
Due from investment adviser, net (Note 6)	2,276	—	—	2,103
Dividend and interest receivable	6,432	105,627	131,717	4,766
Due from broker for swap contracts	71	185,459	6,428	—
Unrealized appreciation on swap contracts	777	—	3,746,332	—
Prepaid expenses and other assets	3,648	7,631	12,453	4,211
Total Assets	5,289,088	83,001,108	126,827,609	3,891,169
Liabilities:
Unrealized depreciation on swap contracts	—	4,075,289	—	34,627
Collateral for securities loaned (Note 2)	—	12,484,074	—	—
Due to investment adviser, net	—	42,579	83,530	—
Due to broker for swap contracts	43	421,461	1,446,312	632
Accrued expenses and other liabilities	13,801	32,698	62,577	21,734
Total Liabilities	13,844	17,056,101	1,592,419	56,993
Net Assets	$5,275,244	$65,945,007	$125,235,190	$3,834,176
Net Assets Consist of:
Capital stock	$9,201,431	$91,315,784	$128,250,259	$5,259,430
Undistributed (Accumulated) net investment income (loss)	6,506	(59,670)	130,836	1,238
Accumulated net realized loss	(3,933,470)	(20,198,159)	(7,331,545)	(1,391,865)
Net unrealized appreciation (depreciation) on:
Investment securities	—	(1,037,659)	439,308	—
Swap contracts	777	(4,075,289)	3,746,332	(34,627)
Net Assets	$5,275,244	$65,945,007	$125,235,190	$3,834,176
Calculation of Net Asset Value Per Share:
Net assets	$5,275,244	$65,945,007	$125,235,190	$3,834,176
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	250,001	2,450,000	2,550,001	200,001
Net assets value, redemption price and offering price per share	$21.10	$26.92	$49.11	$19.17
Cost of Investments	$881,921	$58,773,695	$53,305,864	$1,583,401

*  Securities loaned with values of $-, $12,017,576, $- and $-, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
37

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily MSCI European Financials Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily Silver Miners Index Bull 2X Shares	Direxion Daily Small Cap Bull 2X Shares
Assets:
Investments, at fair value (Note 2)	$5,260,596	$6,388,593	$2,839,636	$3,494,162
Cash equivalents	1,668,632	41,497	2,028,416	4,952
Due from investment adviser, net (Note 6)	—	3,337	—	4,613
Dividend and interest receivable	4,142	170	3,783	23
Due from broker for swap contracts	2,662	170	144,309	—
Unrealized appreciation on swap contracts	—	—	—	119,665
Prepaid expenses and other assets	4,438	4,161	8,857	4,611
Total Assets	6,940,470	6,437,928	5,025,001	3,628,026
Liabilities:
Unrealized depreciation on swap contracts	240,476	2,713	156,098	157
Due to investment adviser, net	1,622	—	119	—
Due to broker for swap contracts	136	138	12,914	251,087
Accrued expenses and other liabilities	11,370	13,383	10,549	19,661
Total Liabilities	253,604	16,234	179,680	270,905
Net Assets	$6,686,866	$6,421,694	$4,845,321	$3,357,121
Net Assets Consist of:
Capital stock	$7,356,565	$5,365,935	$8,271,293	$2,653,173
Undistributed (Accumulated) net investment income (loss)	(3,283)	22,779	(35,887)	684
Undistributed (Accumulated) net realized gain (loss)	(221,419)	740,008	(3,171,722)	382,563
Net unrealized appreciation (depreciation) on:
Investment securities	(204,521)	295,685	(62,265)	201,193
Swap contracts	(240,476)	(2,713)	(156,098)	119,508
Net Assets	$6,686,866	$6,421,694	$4,845,321	$3,357,121
Calculation of Net Asset Value Per Share:
Net assets	$6,686,866	$6,421,694	$4,845,321	$3,357,121
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	150,001	133,236	600,001	66,644
Net assets value, redemption price and offering price per share	$44.58	$48.20	$8.08	$50.37
Cost of Investments	$5,465,117	$6,092,908	$2,901,901	$3,292,969

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
38

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion All Cap Insider Sentiment Shares	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Zacks MLP High Income Index Shares
Investment Income:
Dividend income	$2,527,685	$—	$732,829	$—
Interest income	9,126	214,560	1,938	4,047
Securities lending income	37,437	—	21,023	63,947
Total investment income	2,574,248	214,560	755,790	67,994
Expenses:
Investment advisory fees (Note 6)	457,783	91,096	225,198	147,154
Excise tax	196,025	25	—	—
Licensing fees	183,113	30,062	45,039	29,431
Fund servicing fees	54,335	8,374	35,872	14,286
Management service fees (Note 6)	29,177	4,643	19,137	7,503
Professional fees	21,880	7,005	16,693	32,452
Reports to shareholders	18,541	2,930	12,140	4,773
Pricing fees	2,976	2,976	2,976	2,976
Exchange listing fees	2,479	3,719	2,479	2,480
Other	14,826	1,064	6,830	6,507
Total Expenses	981,135	151,894	366,364	247,562
Less: Reimbursement of expenses from Adviser (Note 6)	(109,880)	(24,334)	(103,631)	(56,263)
Net Expenses	871,255	127,560	262,733	191,299
Net investment income (loss), before income taxes	1,702,993	87,000	493,057	(123,305)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	12,872,000	—	750,414	(1,978,326)
In-kind redemptions	462,705	—	4,438,646	1,075,959
Futures contracts	—	243,410	—	—
Net realized gain (loss) on investment securities, in-kind redemptions and future contracts	13,334,705	243,410	5,189,060	(902,367)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,912,939)	—	(412,939)	1,248,933
Deferred tax expense	—	—	—	(2,784,929)
Futures contracts	—	1,586,960	—	—
Change in net unrealized appreciation (depreciation) on investment securities and futures contracts	(4,912,939)	1,586,960	(412,939)	(1,535,996)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and futures contracts	8,421,766	1,830,370	4,776,121	(2,438,363)
Net increase (decrease) in net assets resulting from operations	$10,124,759	$1,917,370	$5,269,178	$(2,561,668)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
39

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily CSI 300 China A Share Bear 1X Shares	Direxion Daily S&P 500® Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares
Investment Income:
Interest income	$635,666	$178,968	$19,007	$8,490
Total investment income	635,666	178,968	19,007	8,490
Expenses:
Investment advisory fees (Note 6)	300,864	51,034	5,479	2,491
Fund servicing fees	23,606	7,311	1,233	825
Licensing fees	15,044	9,917	13,497	10,799
Professional fees	13,947	8,883	6,496	6,469
Management service fees (Note 6)	12,784	3,702	399	181
Reports to shareholders	8,138	2,372	254	115
Pricing fees	2,976	2,976	2,976	2,976
Exchange listing fees	2,480	2,480	2,479	2,480
Interest expense	1,436	643	—	—
Other	2,922	1,148	419	262
Total Expenses	384,197	90,466	33,232	26,598
Recoupment of expenses to Adviser (Note 6)	18,530	—	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(139)	(24,208)	(26,187)	(23,402)
Net Expenses	402,588	66,258	7,045	3,196
Net investment income	233,078	112,710	11,962	5,294
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swap contracts	(16,631,565)	(2,489,922)	67,566	8,856
Net realized gain (loss) on investment securities and swap conracts	(16,631,565)	(2,489,922)	67,566	8,856
Change in net unrealized appreciation (depreciation) on: Swap contracts	14,640,511	870,210	15,946	39,601
Change in net unrealized appreciation on swap contracts	14,640,511	870,210	15,946	39,601
Net realized and unrealized gain (loss) on investment securities and swap contracts	(1,991,054)	(1,619,712)	83,512	48,457
Net increase (decrease) in net assets resulting from operations	$(1,757,976)	$(1,507,002)	$95,474	$53,751

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
40

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily High Yield Bear 2X Shares
Investment Income:
Dividend income	$—	$—	$367,072	$—
Interest income	31,103	379,509	368,105	22,856
Securities lending income	—	134,241	44,210	—
Total investment income	31,103	513,750	779,387	22,856
Expenses:
Licensing fees	10,798	11,078	22,831	13,497
Investment advisory fees (Note 6)	8,954	276,917	453,296	11,088
Professional fees	6,526	11,551	14,249	6,504
Pricing fees	2,976	2,976	2,976	2,976
Exchange listing fees	2,480	2,480	2,480	1,159
Fund servicing fees	1,700	17,609	29,032	1,368
Management service fees (Note 6)	652	9,413	15,408	471
Reports to shareholders	414	5,973	9,723	299
Interest expense	11	66,641	66,208	—
Excise tax	—	—	8,168	—
Other	691	6,599	7,107	176
Total Expenses	35,202	411,237	631,478	37,538
Recoupment of expenses to Adviser (Note 6)	—	6,166	17,073	—
Less: Reimbursement of expenses from Adviser (Note 6)	(23,680)	—	—	(22,754)
Net Expenses	11,522	417,403	648,551	14,784
Net investment income	19,581	96,347	130,836	8,072
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	—	(735,154)	869,657	—
In-kind redemptions	—	943,124	2,174,453	—
Swap contracts	28,052	19,872,716	(9,707,641)	(18,464)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	28,052	20,080,686	(6,663,531)	(18,464)
Change in net unrealized appreciation (depreciation) on: Investment securities	—	(1,037,659)	1,076,273	—
Swap contracts	127,767	(21,643,022)	1,994,956	118,475
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	127,767	(22,680,681)	3,071,229	118,475
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	155,819	(2,599,995)	(3,592,302)	100,011
Net increase (decrease) in net assets resulting from operations	$175,400	$(2,503,648)	$(3,461,466)	$108,083

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
41

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily MSCI European Financials Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily Silver Miners Index Bull 2X Shares	Direxion Daily Small Cap Bull 2X Shares
Investment Income:
Dividend income	$4,246	$48,485	$524	$15,322
Interest income	14,799	1,269	11,092	3,660
Total investment income	19,045	49,754	11,616	18,982
Expenses:
Investment advisory fees (Note 6)	14,069	12,194	13,926	8,372
Professional fees	6,519	6,522	6,513	6,499
Pricing fees	2,976	2,976	2,976	2,975
Exchange listing fees	2,480	2,479	2,479	2,479
Fund servicing fees	1,611	1,656	1,512	1,284
Licensing fees	—	1,463	4,466	12,397
Management service fees (Note 6)	598	531	549	427
Reports to shareholders	379	393	347	271
Interest expense	—	697	—	840
Excise tax	—	6,621	—	6,845
Other	1,545	1,164	447	861
Total Expenses	30,177	36,696	33,215	43,250
Less: Reimbursement of expenses from Adviser (Note 6)	(11,418)	(14,745)	(14,984)	(25,519)
Less: Investment advisory fees waived (Note 6)	—	(14,633)	(1,010)	(10,046)
Net Expenses	18,759	7,318	17,221	7,685
Net investment income (loss)	286	42,436	(5,605)	11,297
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(15,285)	(59,377)	(480,189)	(11,074)
In-kind redemptions	63,840	—	—	—
Swap contracts	(73,367)	651,078	(572,979)	289,261
Futures contracts	—	56,895	—	—
Net realized gain (loss) on investment securities, in-kind redemptions, swap contracts and futures contracts	(24,812)	648,596	(1,053,168)	278,187
Change in net unrealized appreciation (depreciation) on: Investment securities	(321,871)	53,579	259,144	45,259
Swap contracts	(272,573)	(656,140)	196,335	(196,721)
Futures contracts	—	(33,293)	—	—
Change in net unrealized appreciation (depreciation) on investment securities, swap contracts and futures contracts	(594,444)	(635,854)	455,479	(151,462)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, swap contracts and futures contracts	(619,256)	12,742	(597,689)	126,725
Net increase (decrease) in net assets resulting from operations	$(618,970)	$55,178	$(603,294)	$138,022

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
42

Statements of Changes in Net Assets

	Direxion All Cap Insider Sentiment Shares		Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	For the Period March 30, 2017[1] through October 31, 2017
Operations:
Net investment income	$1,702,993	$2,932,530	$87,000	$5,895
Net realized gain (loss) on investment securities, in-kind redemptions and futures contracts	13,334,705	24,956,453	243,410	(926,113)
Change in net unrealized appreciation (depreciation) on investment securities	(4,912,939)	6,455,209	1,586,960	205,614
Net increase (decrease) in net assets resulting from operations	10,124,759	34,344,192	1,917,370	(714,604)
Distributions to shareholders:
Net investment income	(1,577,625)	(2,781,861)	(28,012)	—
Net realized gains	(14,452,879)	(8,071,814)	—	—
Total distributions	(16,030,504)	(10,853,675)	(28,012)	—
Capital share transactions:
Proceeds from shares sold	14,518,631	104,146,770	42,380,822	16,167,774
Cost of shares redeemed	(12,604,906)	(73,064,900)	(8,469,823)	(3,543,182)
Transaction fees (Note 4)	—	3,534	5,932	971
Net increase in net assets resulting from capital transactions	1,913,725	31,085,404	33,916,931	12,625,563
Total increase (decrease) in net assets	(3,992,020)	54,575,921	35,806,289	11,910,959
Net assets:
Beginning of year/period	228,126,747	173,550,826	11,910,959	—
End of year/period	$224,134,727	$228,126,747	$47,717,248	$11,910,959
Undistributed net investment income at end of year/period	$627,469	$502,101	$71,658	$12,670
Changes in shares outstanding
Shares outstanding, beginning of year/period	5,500,218	4,700,218	500,001	—
Shares sold	350,000	2,600,000	1,750,000	650,001
Shares repurchased	(300,000)	(1,800,000)	(350,000)	(150,000)
Shares outstanding, end of year/period	5,550,218	5,500,218	1,900,001	500,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
43

Statements of Changes in Net Assets

	Direxion NASDAQ-100® Equal Weighted Index Shares		Direxion Zacks MLP High Income Index Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$493,057	$923,455	$(123,305)	$368,222
Net realized gain (loss) on investment securities and in-kind redemptions	5,189,060	9,958,724	(902,367)	911,907
Change in net unrealized appreciation (depreciation) on investment securities	(412,939)	15,858,443	(1,535,996)	(4,013,473)
Net increase (decrease) in net assets resulting from operations	5,269,178	26,740,622	(2,561,668)	(2,733,344)
Distributions to shareholders:
Net investment income	(436,224)	(891,518)	—	—
Return of capital	—	—	(2,960,000)	(6,620,000)
Total distributions	(436,224)	(891,518)	(2,960,000)	(6,620,000)
Capital share transactions:
Proceeds from shares sold	24,430,606	84,255,227	11,679,470	20,081,340
Cost of shares redeemed	(17,255,037)	(49,132,462)	(14,485,551)	(10,986,315)
Net increase (decrease) in net assets resulting from capital transactions	7,175,569	35,122,765	(2,806,081)	9,095,025
Total increase (decrease) in net assets	12,008,523	60,971,869	(8,327,749)	(258,319)
Net assets:
Beginning of year/period	144,561,237	83,589,368	63,780,533	64,038,852
End of year/period	$156,569,760	$144,561,237	$55,452,784	$63,780,533
Undistributed net investment income at end of year/period	$116,106	$59,273	$307,872	$431,177
Changes in shares outstanding
Shares outstanding, beginning of year/period	3,450,002	2,500,002	3,950,000	3,550,000
Shares sold	550,000	2,200,000	700,000	1,050,000
Shares repurchased	(400,000)	(1,250,000)	(900,000)	(650,000)
Shares outstanding, end of year/period	3,600,002	3,450,002	3,750,000	3,950,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
44

Statements of Changes in Net Assets

	Direxion Daily CSI 300 China A Share Bear 1X Shares		Direxion Daily S&P 500® Bear 1X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$233,078	$(98,159)	$112,710	$81,168
Net realized (loss) on investment securities and swap contracts	(16,631,565)	(10,948,389)	(2,489,922)	(6,817,628)
Change in net unrealized appreciation (depreciation) on swap contracts	14,640,511	(9,272,145)	870,210	(1,418,824)
Net (decrease) in net assets resulting from operations	(1,757,976)	(20,318,693)	(1,507,002)	(8,155,284)
Distributions to shareholders:
Net investment income	(153,625)	—	(78,124)	(90,534)
Total distributions	(153,625)	—	(78,124)	(90,534)
Capital share transactions:
Proceeds from shares sold	16,079,043	76,501,292	23,230,488	13,695,309
Cost of shares redeemed	(15,040,586)	(42,051,017)	(36,751,082)	(19,099,492)
Transaction fees (Note 4)	7,520	21,026	—	1,265
Net increase (decrease) in net assets resulting from capital transactions	1,045,977	34,471,301	(13,520,594)	(5,402,918)
Total increase (decrease) in net assets	(865,624)	14,152,608	(15,105,720)	(13,648,736)
Net assets:
Beginning of year/period	100,918,006	86,765,398	33,504,485	47,153,221
End of year/period	$100,052,382	$100,918,006	$18,398,765	$33,504,485
Undistributed (Accumulated) net investment income (loss) at end of year/period	$50,571	$(28,882)	$57,577	$22,991
Changes in shares outstanding
Shares outstanding, beginning of year/period	3,150,000	2,100,000	1,049,983	1,200,001
Shares sold	500,000	2,150,000	750,000	400,000
Shares repurchased	(500,000)	(1,100,000)	(1,200,000)	(550,018)
Shares outstanding, end of year/period	3,150,000	3,150,000	599,983	1,049,983[1]

1  402,300 shares representing $12,841,416 of net assets were owned by the Direxion Daily S&P 500 Bear 3X Shares, an affiliated Fund managed by the Adviser.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
45

Statements of Changes in Net Assets

	Direxion Daily Total Bond Market Bear 1X Shares		Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$11,962	$5,896	$5,294	$2,776
Net realized gain (loss) on investment securities and swap contracts	67,566	(24,016)	8,856	(54,065)
Change in net unrealized appreciation on swap contracts	15,946	12,823	39,601	70,719
Net increase (decrease) in net assets resulting from operations	95,474	(5,297)	53,751	19,430
Distributions to shareholders:
Net investment income	(7,998)	—	(3,566)	—
Total distributions	(7,998)	—	(3,566)	—
Capital share transactions:
Proceeds from shares sold	—	—	—	—
Cost of shares redeemed	—	—	—	—
Net increase in net assets resulting from capital transactions	—	—	—	—
Total increase (decrease) in net assets	87,476	(5,297)	50,185	19,430
Net assets:
Beginning of year/period	3,119,240	3,124,537	1,410,595	1,391,165
End of year/period	$3,206,716	$3,119,240	$1,460,780	$1,410,595
Undistributed net investment income at end of year/period	$3,964	$—	$1,728	$—
Changes in shares outstanding
Shares outstanding, beginning of year/period	100,001	100,001	50,001	50,001
Shares sold	—	—	—	—
Shares repurchased	—	—	—	—
Shares outstanding, end of year/period	100,001	100,001	50,001	50,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
46

Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury Bear 1X Shares		Direxion Daily CSI 300 China A Share Bull 2X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$19,581	$10,017	$96,347	$(209,076)
Net realized gain on investment securities, in-kind redemptions and swap contracts	28,052	557,069	20,080,686	11,099,358
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	127,767	(11,164)	(22,680,681)	15,958,609
Net increase (decrease) in net assets resulting from operations	175,400	555,922	(2,503,648)	26,848,891
Distributions to shareholders:
Net investment income	(13,075)	—	—	—
Total distributions	(13,075)	—	—	—
Capital share transactions:
Proceeds from shares sold	—	—	28,078,707	25,462,810
Cost of shares redeemed	—	(7,469,961)	(29,711,280)	(42,465,199)
Transaction fees (Note 4)	—	747	2,972	4,247
Net decrease in net assets resulting from capital transactions	—	(7,469,214)	(1,629,601)	(16,998,142)
Total increase (decrease) in net assets	162,325	(6,913,292)	(4,133,249)	9,850,749
Net assets:
Beginning of year/period	5,112,919	12,026,211	70,078,256	60,227,507
End of year/period	$5,275,244	$5,112,919	$65,945,007	$70,078,256
Undistributed (Accumulated) net investment income (loss) at end of year/period	$6,506	$—	$(59,670)	$(156,017)
Changes in shares outstanding
Shares outstanding, beginning of year/period	250,001	600,001	2,450,000	3,250,000
Shares sold	—	—	950,000	1,150,000
Shares repurchased	—	(350,000)	(950,000)	(1,950,000)
Shares outstanding, end of year/period	250,001	250,001	2,450,000	2,450,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
47

Statements of Changes in Net Assets

	Direxion Daily CSI China Internet Index Bull 2X Shares		Direxion Daily High Yield Bear 2X Shares
	Six Months Ended April 30, 2018 (Unaudited)	For the Period November 2, 2016[1] through October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$130,836	$(90,282)	$8,072	$(6,842)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(6,663,531)	3,852,914	(18,464)	(1,110,093)
Change in net unrealized appreciation on investment securities and swap contracts	3,071,229	1,114,411	118,475	338,015
Net increase (decrease) in net assets resulting from operations	(3,461,466)	4,877,043	108,083	(778,920)
Distributions to shareholders:
Net investment income	—	—	(4,806)	—
Net realized gains	(2,967,434)	—	—	—
Total distributions	(2,967,434)	—	(4,806)	—
Capital share transactions:
Proceeds from shares sold	60,348,585	87,370,340	1,918,316	1,004,015
Cost of shares redeemed	(14,563,134)	(6,369,328)	(1,913,666)	(2,011,637)
Transaction fees (Note 4)	—	584	—	402
Net increase (decrease) in net assets resulting from capital transactions	45,785,451	81,001,596	4,650	(1,007,220)
Total increase (decrease) in net assets	39,356,551	85,878,639	107,927	(1,786,140)
Net assets:
Beginning of year/period	85,878,639	—	3,726,249	5,512,389
End of year/period	$125,235,190	$85,878,639	$3,834,176	$3,726,249
Undistributed (Accumulated) net investment income (loss) at end of year/period	$130,836	$—	$1,238	$(2,028)
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,750,001	—	200,001	250,001
Shares sold	1,050,000	1,900,001	100,000	50,000
Shares repurchased	(250,000)	(150,000)	(100,000)	(100,000)
Shares outstanding, end of year/period	2,550,001	1,750,001	200,001	200,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
48

Statements of Changes in Net Assets

	Direxion Daily MSCI European Financials Bull 2X Shares		Direxion Daily S&P 500® Bull 2X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$286	$56,957	$42,436	$14,289
Net realized gain (loss) on investment securities, in-kind redemptions, swap contracts and futures contracts	(24,812)	2,485,224	648,596	756,970
Change in net unrealized appreciation (depreciation) on investment securities, swap contracts and futures contracts	(594,444)	75,474	(635,854)	614,553
Net increase (decrease) in net assets resulting from operations	(618,970)	2,617,655	55,178	1,385,812
Distributions to shareholders:
Net investment income	(60,526)	—	(35,678)	(6,580)
Net realized gains	(151,857)	(278,921)	—	(644,929)
Total distributions	(212,383)	(278,921)	(35,678)	(651,509)
Capital share transactions:
Proceeds from shares sold	4,973,486	28,143,820	2,555,110	6,636,036
Cost of shares redeemed	(7,087,300)	(23,888,411)	—	(6,520,001)
Transaction fees (Note 4)	1,882	1,148	—	377
Net increase (decrease) in net assets resulting from capital transactions	(2,111,932)	4,256,557	2,555,110	116,412
Total increase (decrease) in net assets	(2,943,285)	6,595,291	2,574,610	850,715
Net assets:
Beginning of year/period	9,630,151	3,034,860	3,847,084	2,996,369
End of year/period	$6,686,866	$9,630,151	$6,421,694	$3,847,084
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(3,283)	$56,957	$22,779	$16,021
Changes in shares outstanding
Shares outstanding, beginning of year/period	200,001	100,001	83,236	83,236
Shares sold	100,000	600,000	50,000	150,000
Shares repurchased	(150,000)	(500,000)	—	(150,000)
Shares outstanding, end of year/period	150,001	200,001	133,236	83,236

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
49

Statements of Changes in Net Assets

	Direxion Daily Silver Miners Index Bull 2X Shares		Direxion Daily Small Cap Bull 2X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$(5,605)	$(10,963)	$11,297	$7,337
Net realized gain (loss) on investment securities and swap contracts	(1,053,168)	(1,501,824)	278,187	1,163,593
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	455,479	(208,540)	(151,462)	38,255
Net increase (decrease) in net assets resulting from operations	(603,294)	(1,721,327)	138,022	1,209,185
Distributions to shareholders:
Net investment income	(20,421)	—	(17,950)	—
Total distributions	(20,421)	—	(17,950)	—
Capital share transactions:
Proceeds from shares sold	1,277,192	5,202,205	—	8,003,919
Cost of shares redeemed	—	(1,762,014)	—	(8,021,291)
Transaction fees (Note 4)	—	176	—	1,604
Net increase (decrease) in net assets resulting from capital transactions	1,277,192	3,440,367	—	(15,768)
Total increase in net assets	653,477	1,719,040	120,072	1,193,417
Net assets:
Beginning of year/period	4,191,844	2,472,804	3,237,049	2,043,632
End of year/period	$4,845,321	$4,191,844	$3,357,121	$3,237,049
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(35,887)	$(9,861)	$684	$7,337
Changes in shares outstanding
Shares outstanding, beginning of year/period	450,001	150,001	66,644	66,644
Shares sold	150,000	450,000	—	200,000
Shares repurchased	—	(150,000)	—	(200,000)
Shares outstanding, end of year/period	600,001	450,001	66,644	66,644

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
50

Financial Highlights

April 30, 2018

													RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion All Cap Insider Sentiment Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$41.48	$0.31	$0.34	$1.47	$1.78	$(0.28)	$(2.60)	$—	$(2.88)	$40.38	4.26%	$224,135	0.76%	0.86%	1.49%	0.59%	0.69%	1.66%	456%
For the Year Ended October 31, 2017	36.93	0.51	0.51	6.01	6.52	(0.48)	(1.49)	—	(1.97)	41.48	18.07%	228,127	0.64%	0.74%	1.30%	0.64%	0.74%	1.30%	932%
For the Year Ended October 31, 2016	35.47	0.60	0.60	1.40	2.00	(0.54)	—	—	(0.54)	36.93	5.66%	173,551	0.65%	0.77%	1.66%	0.65%	0.77%	1.66%	890%
For the Year Ended October 31, 2015	33.36	0.34	0.34	2.05	2.39	(0.28)	—	—	(0.28)	35.47	7.16%	134,797	0.65%	0.78%	0.97%	0.65%	0.78%	0.97%	827%
For the Year Ended October 31, 2014	27.73	0.40	0.41	5.56	5.96	(0.33)	—	—	(0.33)	33.36	21.60%	30,024	0.66%	0.91%	1.33%	0.65%	0.91%	1.34%	835%
For the Year Ended October 31, 2013	22.20	0.44	0.44	6.26	6.70	(0.40)	(0.77)	—	(1.17)	27.73	31.35%	5,545	0.65%	1.69%	1.77%	0.65%	1.69%	1.77%	920%
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
For the Six Months Ended April 30, 2018 (Unaudited)	23.82	0.06	0.06	1.25	1.31	(0.02)	—	—	(0.02)	25.11	5.51%	47,717	0.70%	0.83%	0.48%	0.70%	0.83%	0.48%	0%
For the Period March 30, 2017[8] through October 31, 2017	25.00	0.01	0.01	(1.19)	(1.18)	—	—	—	—	23.82	(4.72)%	11,911	0.70%	1.35%	0.07%	0.70%	1.35%	0.07%	0%
Direxion NASDAQ-100® Equal Weighted Index Shares
For the Six Months Ended April 30, 2018 (Unaudited)	41.90	0.14	0.14	1.58	1.72	(0.13)	—	—	(0.13)	43.49	4.10%	156,570	0.35%	0.49%	0.66%	0.35%	0.49%	0.66%	16%
For the Year Ended October 31, 2017	33.44	0.28	0.28	8.44	8.72	(0.26)	—	—	(0.19)	41.90	26.16%	144,561	0.35%	0.52%	0.73%	0.35%	0.52%	0.73%	31%
For the Year Ended October 31, 2016	32.60	0.35	0.35	0.83	1.18	(0.34)	—	—	(0.34)	33.44	3.68%	83,589	0.35%	0.55%	1.11%	0.35%	0.55%	1.11%	35%
For the Year Ended October 31, 2015	30.69	0.30	0.30	1.90	2.20	(0.29)	—	—	(0.29)	32.60	7.16%	84,744	0.35%	0.52%	0.91%	0.35%	0.52%	0.91%	50%
For the Year Ended October 31, 2014	25.58	0.32	0.32	5.11	5.43	(0.32)	—	—	(0.32)	30.69	21.35%	33,755	0.35%	0.62%	1.16%	0.35%	0.61%	1.17%	80%
For the Year Ended October 31, 2013	18.60	0.19	0.19	6.98	7.17	(0.19)	—	—	(0.19)	25.58	38.72%	7,672	0.35%	1.58%	0.84%	0.35%	1.58%	0.84%	34%
Direxion Zacks MLP High Income Index Shares
For the Six Months Ended April 30, 2018 (Unaudited)	16.15	(0.03)	(0.03)	(0.53)	(0.56)	—	—	(0.80)	(0.80)	14.79	(3.42)%	55,453	0.65%[9]	0.84%	(0.42)%	0.65%	0.84%	(0.42)%	57%
For the Year Ended October 31, 2017	18.04	0.12	0.02	(0.41)	(0.29)	—	—	(1.60)	(1.60)	16.15	(1.90)%	63,781	0.65%[9]	0.94%	0.13%	0.65%	0.94%	0.13%	86%
For the Year Ended October 31, 2016	23.28	0.05	(0.05)	(3.69)	(3.64)	—	—	(1.60)	(1.60)	18.04	(15.11)%	64,039	0.65%[9]	0.99%	(0.27)%	0.65%	0.99%	(0.27)%	151%
For the Year Ended October 31, 2015	40.24	(0.02)	0.02	(14.03)	(14.05)	—	—	(2.91)	(2.91)	23.28	(36.20)%	74,496	0.65%[9]	0.89%	0.07%	0.65%	0.89%	0.07%	171%
For the Period January 23, 2014[8] through October 31, 2014	40.00	(0.08)	(0.14)	2.39	2.31	—	—	(2.07)	(2.07)	40.24	5.73%	54,328	0.65%[9]	1.23%	(0.43)%	0.65%	1.23%	(0.43)%	92%
Direxion Daily CSI 300 China A Share Bear 1X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	32.04	0.07	0.07	(0.30)	(0.23)	(0.05)	—	—	(0.05)	31.76	(0.71)%	100,052	0.80%	0.76%	0.47%	0.80%	0.76%	0.47%	0%
For the Year Ended October 31, 2017	41.32	(0.05)	(0.05)	(9.23)	(9.28)	—	—	—	—	32.04	(22.46)%	100,918	0.80%	0.79%	(0.12)%	0.80%	0.79%	(0.12)%	0%
For the Year Ended October 31, 2016	45.36	(0.29)	(0.29)	(3.75)	(4.04)	—	—	—	—	41.32	(8.91)%	86,765	0.81%	0.84%	(0.66)%	0.80%	0.83%	(0.65)%	0%
For the Period June 17, 2015[8] through October 31, 2015	40.00	(0.14)	(0.14)	5.50	5.36	—	—	—	—	45.36	13.40%	147,409	0.80%	0.84%	(0.76)%	0.80%	0.83%	(0.76)%	0%
Direxion Daily S&P 500® Bear 1X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	31.91	0.12	0.12	(1.28)	(1.16)	(0.08)	—	—	(0.08)	30.67	(3.62)%	18,399	0.45%	0.62%	0.78%	0.45%	0.62%	0.78%	0%
For the Year Ended October 31, 2017	39.30	0.07	0.08	(7.31)	(7.24)	(0.15)	—	—	(0.15)	31.91	(18.62)%	33,504	0.45%	0.60%	0.21%	0.45%	0.60%	0.21%	0%
For the Period June 8, 2016[8] through October 31, 2016	40.00	0.02	0.02	(0.72)	(0.70)	—	—	—	—	39.30	(1.75)%	47,153	0.09%	0.66%	0.17%	0.09%	0.66%	0.17%	0%
Direxion Daily Total Bond Market Bear 1X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	31.19	0.12	0.12	0.84	0.96	(0.08)	—	—	(0.08)	32.07	3.08%	3,207	0.45%	2.12%	0.76%	0.45%	2.12%	0.76%	0%
For the Year Ended October 31, 2017	31.25	0.06	0.06	(0.12)	(0.06)	—	—	—	—	31.19	(0.19)%	3,119	0.45%	2.39%	0.19%	0.45%	2.39%	0.19%	0%
For the Year Ended October 31, 2016	32.76	(0.15)	(0.15)	(1.36)	(1.51)	—	—	—	—	31.25	(4.61)%	3,125	0.63%	2.38%	(0.47)%	0.63%	2.38%	(0.47)%	0%
For the Year Ended October 31, 2015	33.73	(0.21)	(0.21)	(0.76)	(0.97)	—	—	—	—	32.76	(2.88)%	3,276	0.65%	2.34%	(0.62)%	0.65%	2.34%	(0.62)%	0%
For the Year Ended October 31, 2014	35.52	(0.22)	(0.22)	(1.57)	(1.79)	—	—	—	—	33.73	(5.04)%	3,373	0.65%	1.25%	(0.65)%	0.65%	1.25%	(0.65)%	0%
For the Year Ended October 31, 2013	35.48	(0.23)	(0.23)	0.27	0.04	—	—	—	—	35.52	0.11%	8,879	0.65%	1.53%	(0.65)%	0.65%	1.53%	(0.65)%	0%
Direxion Daily 7-10 Year Treasury Bear 1X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	28.21	0.11	0.11	0.97	1.08	(0.07)	—	—	(0.07)	29.22	3.83%	1,461	0.45%	3.74%	0.74%	0.45%	3.74%	0.74%	0%
For the Year Ended October 31, 2017	27.82	0.06	0.06	0.33	0.39	—	—	—	—	28.21	1.40%	1,411	0.45%	4.25%	0.20%	0.45%	4.25%	0.20%	0%
For the Year Ended October 31, 2016	29.60	(0.13)	(0.13)	(1.65)	(1.78)	—	—	—	—	27.82	(6.01)%	1,391	0.63%	4.14%	(0.47)%	0.63%	4.14%	(0.47)%	0%
For the Year Ended October 31, 2015	31.42	(0.19)	(0.19)	(1.63)	(1.82)	—	—	—	—	29.60	(5.79)%	1,480	0.65%	3.24%	(0.62)%	0.65%	3.24%	(0.62)%	0%
For the Year Ended October 31, 2014	33.38	(0.21)	(0.21)	(1.75)	(1.96)	—	—	—	—	31.42	(5.87)%	1,571	0.65%	3.85%	(0.65)%	0.65%	3.85%	(0.65)%	0%
For the Year Ended October 31, 2013	32.80	(0.22)	(0.22)	0.80	0.58	—	—	—	—	33.38	1.77%	1,669	0.65%	4.34%	(0.65)%	0.65%	4.34%	(0.65)%	0%
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
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Financial Highlights

April 30, 2018

													RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily 20+ Year Treasury Bear 1X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$20.45	$0.08	$0.08	$0.62	$0.70	$(0.05)	$—	$—	$(0.05)	$21.10	3.43%	$5,275	0.45%	1.38%	0.77%	0.45%	1.38%	0.77%	0%
For the Year Ended October 31, 2017	20.04	0.04	0.04	0.37	0.41	—	—	—	—	20.45	2.05%	5,113	0.45%	1.46%	0.18%	0.45%	1.46%	0.18%	0%
For the Year Ended October 31, 2016	22.45	(0.10)	(0.10)	(2.31)	(2.41)	—	—	—	—	20.04	(10.73)%	12,026	0.63%	0.96%	(0.48)%	0.63%	0.96%	(0.48)%	0%
For the Year Ended October 31, 2015	24.61	(0.14)	(0.14)	(2.02)	(2.16)	—	—	—	—	22.45	(8.78)%	14,594	0.65%	0.95%	(0.62)%	0.65%	0.95%	(0.62)%	0%
For the Year Ended October 31, 2014	28.83	(0.18)	(0.18)	(4.04)	(4.22)	—	—	—	—	24.61	(14.64)%	8,613	0.65%	1.21%	(0.65)%	0.65%	1.21%	(0.65)%	0%
For the Year Ended October 31, 2013	26.63	(0.18)	(0.18)	2.38	2.20	—	—	—	—	28.83	8.26%	8,648	0.65%	1.59%	(0.65)%	0.65%	1.59%	(0.65)%	0%
Direxion Daily CSI 300 China A Share Bull 2X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	28.60	0.04	0.07	(1.72)	(1.68)	—	—	—	—	26.92	(5.87)%	65,945	1.13%	1.11%	0.26%	0.95%	0.93%	0.44%	116%
For the Year Ended October 31, 2017	18.53	(0.08)	(0.06)	10.15	10.07	—	—	—	—	28.60	54.34%	70,078	1.03%	1.05%	(0.36)%	0.95%	0.97%	(0.28)%	1747%[10]
For the Year Ended October 31, 2016	21.71	(0.15)	(0.15)	(3.03)	(3.18)	—	—	—	—	18.53	(14.65)%	60,228	0.96%	1.01%	(0.81)%	0.95%	1.00%	(0.80)%	2,606%
For the Period April 16, 2015[8] through October 31, 2015	40.00	(0.13)	(0.13)	(18.16)	(18.29)	—	—	—	—	21.71	(45.73)%	62,968	0.95%	1.09%	(0.93)%	0.95%	1.09%	(0.93)%	1,592%
Direxion Daily CSI China Internet Index Bull 2X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	49.07	0.06	0.09	1.50	1.56	—	(1.52)	—	(1.52)	49.11	3.25%	125,235	1.07%	1.04%	0.22%	0.95%	0.92%	0.34%	46%
For the Period November 2, 2016[8] through October 31, 2017	25.00	(0.21)	(0.21)	24.28	24.07	—	—	—	—	49.07	96.28%	85,879	0.97%	1.13%	(0.48)%	0.95%	1.11%	(0.46)%	0%
Direxion Daily High Yield Bear 2X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	18.63	0.04	0.04	0.52	0.56	(0.02)	—	—	(0.02)	19.17	3.03%	3,834	0.80%	2.03%	0.44%	0.80%	2.03%	0.44%	0%
For the Year Ended October 31, 2017	22.05	(0.03)	(0.03)	(3.39)	(3.42)	—	—	—	—	18.63	(15.51)%	3,726	0.80%	2.06%	(0.16)%	0.80%	2.06%	(0.16)%	0%
For the Period June 16, 2016[8] through October 31, 2016	25.00	(0.05)	(0.05)	(2.90)	(2.95)	—	—	—	—	22.05	(11.80)%	5,512	0.80%	2.32%	(0.56)%	0.80%	2.32%	(0.56)%	0%
Direxion Daily MSCI European Financials Bull 2X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	48.15	0.00[9]	0.00[9]	0.68	0.68	(1.21)	(3.04)	—	(4.25)	44.58	1.42%	6,687	0.80%	1.29%	0.01%	0.80%	1.29%	0.01%	8%
For the Year Ended October 31, 2017	30.35	0.42	0.43	20.17	20.59	—	(2.79)	—	(2.79)	48.15	72.58%	9,630	0.82%	1.30%	1.02%	0.80%	1.28%	1.04%	190%
For the Period July 27, 2016[8] through October 31, 2016	25.00	(0.04)	(0.04)	5.39	5.35	—	—	—	—	30.35	21.40%	3,035	0.80%	3.32%	(0.59)%	0.80%	3.32%	(0.59)%	0%
Direxion Daily S&P 500® Bull 2X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	46.22	0.43	0.50	1.98	2.41	(0.43)	—	—	(0.43)	48.20	5.18%	6,422	0.30%	1.50%	1.74%	—%	1.20%	2.04%	38%
For the Year Ended October 31, 2017	36.00	0.17	0.30	16.07	16.24	(0.08)	(5.94)	—	(6.02)	46.22	48.62%	3,847	0.82%	1.87%	0.40%	0.49%	1.54%	0.73%	363%
For the Year Ended October 31, 2016	34.19	(0.15)	(0.14)	1.96	1.81	—	—	—	—	36.00	5.29%	2,996	0.64%	1.33%	(0.44)%	0.60%	1.29%	(0.40)%	419%
For the Year Ended October 31, 2015	33.58	(0.21)	(0.21)	2.28	2.07	(0.50)	(0.96)	—	(1.46)	34.19	6.81%	11,394	0.60%	0.92%	(0.59)%	0.60%	0.92%	(0.59)%	208%
For the Period May 28, 2014[8] through October 31, 2014	30.00	0.18	0.18	3.40	3.58	—	—	—	—	33.58	11.92%	31,336	0.60%	0.93%	1.34%	0.60%	0.93%	1.34%	91%
Direxion Daily Silver Miners Index Bull 2X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	9.32	(0.01)	(0.01)	(1.18)	(1.19)	(0.05)	—	—	(0.05)	8.08	(12.86)%	4,845	0.80%	1.54%	(0.26)%	0.80%	1.54%	(0.26)%	61%
For the Year Ended October 31, 2017	16.49	(0.04)	(0.04)	(7.13)	(7.17)	—	—	—	—	9.32	(43.48)%	4,192	0.80%	1.96%	(0.32)%	0.80%	1.96%	(0.32)%	0%
For the Period September 8, 2016[8] through October 31, 2016	25.00	(0.01)	(0.01)	(8.50)	(8.51)	—	—	—	—	16.49	(34.04)%	2,473	0.80%	5.84%	(0.48)%	0.80%	5.84%	(0.48)%	0%
Direxion Daily Small Cap Bull 2X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	48.57	0.17	0.28	1.90	2.07	(0.27)	—	—	(0.27)	50.37	4.26%	3,357	0.46%	2.58%	0.67%	—%	2.12%	1.13%	12%
For the Year Ended October 31, 2017	30.66	0.11	0.13	17.80	17.91	—	—	—	—	48.57	58.41%	3,237	0.54%	2.63%	0.26%	0.49%	2.58%	0.31%	109%
For the Year Ended October 31, 2016	30.51	(0.03)	(0.02)	1.13	1.10	—	(0.95)	—	(0.95)	30.66	3.79%	2,044	0.63%	3.47%	(0.09)%	0.60%	3.44%	(0.06)%	0%
For the Year Ended October 31, 2015	31.73	(0.17)	(0.16)	(0.65)	(0.82)	—	(0.40)	—	(0.40)	30.51	(2.54)%	2,033	0.61%	1.52%	(0.49)%	0.60%	1.51%	(0.48)%	289%
For the Period July 29, 2014[8] through October 31, 2014	30.00	(0.05)	(0.05)	1.78	1.73	—	—	—	—	31.73	5.76%	4,230	0.60%	2.86%	(0.60)%	0.60%	2.86%	(0.60)%	503%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
52

Financial Highlights

April 30, 2018

1  Net investment income (loss) per share represents net investment income dividend by the daily average shares of beneficial interest outstanding throughout each period.

2  Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.

3  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund's changes in net realized and unrealized gain (loss) on investments, in-kind redemptions and swaps for the period.

4  Total return is calculated assuming an intial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

5  For periods less than a year, these ratios are annualized.

6  Net expenses include effects of any reimbursement or recoupment.

7  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

8  Commencement of investment operations.

9  This ratio excludes current and deferred tax benefits/expenses for all components of the Statement of Operations. Had these amounts been included, the ratio for the years ended October 31, 2014, October 31, 2015, October 31, 2016, October 31, 2017 and six months ended April 30, 2018 would be 1.63%, 0.39%, 2.41%, 0.13% and 0.65%, respectively.

10  Due to the limited amount of days an investment was held in the Fund's portfolio, this rate is calculated based on the average market value of the investment for only those days the investment was held.

The accompanying notes are an integral part of these financial statements.

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Direxion Shares ETF Trust

Notes to the Financial Statements (Unaudited)

April 30, 2018

1.  ORGANIZATION

The Direxion Shares ETF Trust (the "Trust") is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a registered investment company that has 80 separate series (each, a "Fund" and together the "Funds"). 16 of these Funds are included in this report:

Benchmark Funds	Bear Funds
Direxion All Cap Insider Sentiment Shares	Direxion Daily CSI 300 China A Share Bear 1X Shares
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion Daily S&P 500® Bear 1X Shares
Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Daily Total Bond Market Bear 1X
Direxion Zacks MLP High Income Index Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares
Direxion Daily 20+ Year Treasury Bear 1X Shares
Bull Funds
Direxion Daily CSI 300 China A Share Bull 2X Shares
Direxion Daily CSI China Internet Index Bull 2X Shares
Direxion Daily High Yield Bear 2X Shares
Direxion Daily MSCI European Financials Bull 2X Shares
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily Silver Miners Index Bull 2X Shares
Direxion Daily Small Cap Bull 2X Shares

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services-Investment Companies.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO"). All Funds presented in this report are considered commodity pools under the Commodity Exchange Act (the "CEA") with the exception of the Direxion All Cap Insider Sentiment Shares, Direxion NASDAQ-100® Equal Weighted Index Shares and Direxion Zacks MLP High Income Index Shares. Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

Each Fund's investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 200% of the return of the target index or benchmark and a multiple of -100% or -200% of the return of the target index or benchmark for the Bear Funds.

The Direxion Auspice Broad Commodity Strategy ETF (Consolidated) is managed to track the performance of the Auspice Broad Commodity Index. The Auspice Broad Commodity Index is a long/flat commodities index. A long/flat approach allows the Fund to attempt to take advantage of higher commodity prices, and at the same time shift into a cash position of an individual commodity that shows a downward trend in price. The Fund primarily invests in commodity and financial futures contracts directly and/or indirectly through its wholly-owned subsidiary, Direxion BCS Fund Ltd. ("BCS Fund"), in order to track the returns of the Auspice Broad Commodity Index within the limitation of the U.S. federal tax requirements applicable to regulated investment companies.

DIREXION SEMI-ANNUAL REPORT
54

Funds	Index or Benchmark	Daily Target
Direxion All Cap Insider Sentiment Shares	Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index	100%
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Auspice Broad Commodity Index	100%
Direxion NASDAQ-100® Equal Weighted Index Shares	NASDAQ-100® Equal Weighted Index	100%
Direxion Zacks MLP High Income Index Shares	Zacks MLP High Income Index	100%
Direxion Daily CSI 300 China A Share Bear 1X Shares	CSI 300 Index	-100%
Direxion Daily S&P 500® Bear 1X Shares	S&P 500® Index	-100%
Direxion Daily Total Bond Market Bear 1X Shares	Bloomberg Barclays U.S. Aggregate Bond Index	-100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	ICE U.S. Treasury 7-10 Year Bond Index	-100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	ICE U.S. Treasury 20+ Year Bond Index	-100%
Direxion Daily CSI 300 China A Share Bull 2X Shares	CSI 300 Index	200%
Direxion Daily CSI China Internet Index Bull 2X Shares	CSI Overseas China Internet Index	200%
Direxion Daily High Yield Bear 2X Shares	Bloomberg Barclays U.S. High Yield Very Liquid Index	-200%
Direxion Daily MSCI European Financials Bull 2X Shares	MSCI Europe Financials Index	200%
Direxion Daily S&P 500® Bull 2X Shares	S&P 500® Index	200%
Direxion Daily Silver Miners Index Bull 2X Shares	Solactive Global Silver Miners Index	200%
Direxion Daily Small Cap Bull 2X Shares	Russell 2000® Index	200%

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Cash Equivalents – The Funds consider investments in the Bank of New York Mellon Cash Reserve, a U.S. dollar-denominated deposit account offered through the Bank of New York Mellon, to be cash equivalents. The Funds are exposed to the credit risk of Bank of New York Mellon through these holdings of cash equivalents. These cash equivalents are presented on the Statements of Assets and Liabilities as "Cash equivalents" and were classified as Level 1 assets as of April 30, 2018.

b) Investment Valuation – The Net Asset Value ("NAV") per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern time ("Valuation Time")), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, the Direxion Daily Total Bond Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares and Direxion High Yield Bear 2X Shares (the "Fixed Income Funds") do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculate its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market ("NASDAQ") for which market quotations are readily available are valued using the NASDAQ® Official Closing Price ("NOCP") provided by NASDAQ each business day. Over-the-counter ("OTC") securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities, swap or futures contracts are fair valued as

DIREXION SEMI-ANNUAL REPORT
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determined by the Adviser under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Funds' pricing service does not provide a valuation for such securities; c) the Funds' pricing service provides a valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps".

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their investment objectives.

Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, as amended by ASU 2013-01, requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope recognize derivative instruments accounted for under ASC 815, Derivatives and Hedging, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement of similar agreement.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

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Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2018 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$1,096,523	$—	$1,096,523[1]	$—	$—	$—	$—	$—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	1,466,997	—	1,466,997[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	957,697	—	670,000	287,697	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

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Description: Swap Contract

Counterparty: BNP Paribas

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$2,175,948	$—	$2,175,948[1]	$—	$—	$—	$—	$—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	1,507,999	—	1,507,999[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Citibank N.A.

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$24,520	$—	$—	$24,520	$—	$—	$—	$—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	141,903	—	141,903[1]	—
Direxion Daily MSCI European Financials Bull 2X Shares	—	—	—	—	91,179	—	91,179[1]	—
Direxion Daily Small Cap Bull 2X Shares	—	—	—	—	157	—	157[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

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Description: Swap Contract

Counterparty: Credit Suisse International

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$245,650	$—	$245,650[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 1X Shares	—	—	—	—	550	—	550[1]	—
Direxion Daily Total Bond Market Bear 1X Shares	8,325	—	—	8,325	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	25,175	—	—	25,175	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	777	—	—	777	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	889,151	—	889,151[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	2,065,775	—	670,000	1,395,775	—	—	—	—
Direxion Daily High Yield Bear 2X Shares	—	—	—	—	34,627	—	34,627[1]	—
Direxion Daily S&P 500® Bull 2X Shares	—	—	—	—	2,713	—	2,713[1]	—
Direxion Daily Silver Miners Index Bull 2X Shares	—	—	—	—	78,693	—	78,693[1]	—
Direxion Daily Small Cap Bull 2X Shares	119,665	—	119,665[1]	—	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

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Description: Swap Contract

Counterparty: Deutsche Bank AG London

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 7-10 Year Treasury Bear 1X Shares	$19,350	$—	$5,439	$13,911	$—	$—	$—	$—
Direxion Daily CSI China Internet Index Bull 2X Shares	722,860	—	106,312	616,549	—	—	—	—
Direxion Daily Silver Miners Index Bull 2X Shares	—	—	—	—	77,405	—	77,405[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Morgan Stanley Capital Services

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bull 2X Shares	$—	$—	$—	$—	$69,239	$—	$69,239[1]	$—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: UBS Securities LLC

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily MSCI European Financials Bull 2X Shares	$—	$—	$—	$—	$149,297	$—	$149,297[1]	$—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

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d) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Direxion Auspice Broad Commodity Strategy ETF (Consolidated) was invested in futures contracts as of period ended April 30, 2018.

e) Basis for Consolidation – The Direxion Auspice Broad Commodity Strategy ETF may invest up to 25% of its total assets in the BCS Fund. The BCS Fund, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Direxion Auspice Broad Commodity Strategy ETF. The BCS Fund acts as an investment vehicle to facilitate entering into certain investments for the Direxion Auspice Broad Commodity Strategy ETF consistent with the Direxion Auspice Broad Commodity Strategy ETF's investment objectives and policies specified in its prospectus and statement of additional information. As of April 30, 2018, the net assets of the Direxion Auspice Broad Commodity Strategy ETF were $47,717,248, of which $3,767,419, or approximately 8%, represented the Direxion Auspice Broad Commodity Strategy ETF's ownership of all issued shares and voting rights of the BCS Fund. All intercompany balances, revenues and expenses have been eliminated in consolidation.

f) Risks of Investing Commodity-Linked Derivatives – The Direxion Auspice Broad Commodity Strategy ETF, through its investments in the subsidiary, may hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives were held during the period ended April 30, 2018.

g) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

h) Securities Lending – The Funds may lend its investment securities to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2018, any securities on loan were collateralized by cash. The cash received as collateral for securities on loan was invested in money market funds and is disclosed in the Schedules of Investments. The securities loaned for each Fund are also disclosed in its respective Schedule of Investments. The total value of any securities loaned as of April 30, 2018 and the total value of the related cash collateral are disclosed in the Statements of Assets and Liabilities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.

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The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished if required.

As of April 30, 2018, the market value if the securities loaned and the payable on collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Payable for Collateral Received
Direxion All Cap Insider Sentiment Shares	$9,160,070	$9,380,391
Direxion NASDAQ-100® Equal Weighted Index Shares	4,722,229	4,837,239
Direxion Zacks MLP High Income Index Shares	11,998,899	12,331,960
Direxion Daily CSI 300 China A Share Bull 2X Shares	12,017,576	12,484,074

i) Federal Income Taxes – Each Fund, with the exception of the Direxion Zacks MLP High Income Index Shares, intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all U.S. Federal income and excise taxes. No provision for U.S. Federal income has been made by the Funds. Certain Funds paid U.S. excise taxes during the period ended April 30, 2018.

The Direxion Zacks MLP High Income Index Shares intends to invest primarily in Master Limited Partnerships ("MLPs"), which generally are treated as qualified publicly traded partnerships for U.S. Federal income tax purposes. As such, the Direxion Zacks MLP High Income Index Shares does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code of 1986, but is taxed as a regular C-corporation. As a regular C-corporation, the Fund is obligated to pay U.S. Federal, state and local income tax on its taxable income. In addition, current tax laws prevent the Fund from qualifying as a regulated investment company due to the Fund's concentration in MLPs. Currently, the maximum marginal regular U.S. Federal income tax rate for a regular C-corporation is 21%. The Fund is currently using an estimated 24.17% tax rate for U.S. Federal, state and local tax, which is composed of a 21% marginal U.S. Federal tax rate and an assumed 3.17% rate attributable to state taxes.

The Direxion Zacks MLP High Income Index Shares deferred tax benefit is included in the Statement of Operations based on the component of income or gain (losses) to which the expenses relate. Deferred income taxes reflect the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of a deferred income tax asset will not be realized.

The Direxion Zacks MLP High Income Index Shares recognizes in the financial statements the impact of a tax position, if that position is more likely than not to be sustained on examination by the taxing authorities, based on the technical merits of the position. Tax benefits resulting from such a position are measured as the amount that has a greater than fifty percent likelihood on a cumulative basis to be sustained on examination.

j) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date. Distributions received from investments in MLPs are generally comprised of ordinary income, capital gains and return of capital from the MLPs. For financial statement purposes, the Funds use return of capital and income estimates to allocate the dividend income received. Such estimates are based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their respective tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The Direxion Zacks MLP High Income Index Shares estimates the allocation of investment income and return of capital for the distributions received from MLPs within the Statement of Operations. For the year ended October 31, 2017, the Fund has estimated approximately 93% of the distributions from MLPs to be return of capital.

The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective average daily net assets.

DIREXION SEMI-ANNUAL REPORT
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k) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

l) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the period ended April 30, 2018 and year ended October 31, 2017 are presented in the following table. The tax character of distributions to shareholders made during the period may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Year/Period Ended April 30, 2018 (Unaudited)			Year/Period Ended October 31, 2017
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion All Cap Insider Sentiment Shares	$16,030,504	$—	$—	$10,853,675	$—	$—
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)[2]	28,012	—	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	436,224	—	—	891,518	—	—
Direxion Zacks MLP High Income Index Shares	—	—	2,960,000	—	—	6,620,000
Direxion Daily CSI 300 China A Share Bear 1X Shares	153,625	—	—	—	—	—
Direxion Daily S&P 500® Bear 1X Shares	78,124	—	—	90,534	—	—
Direxion Daily Total Bond Market Bear 1X Shares	7,998	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	3,566	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	13,075	—	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares[1]	2,967,434	—	—	—	—	—
Direxion Daily High Yield Bear 2X Shares	4,806	—	—	—	—	—
Direxion Daily MSCI European Financials Bull 2X Shares	212,383	—	—	278,921	—	—
Direxion Daily S&P 500® Bull 2X Shares	35,678	—	—	651,509	—	—

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	Year/Period Ended April 30, 2018 (Unaudited)			Year/Period Ended October 31, 2017
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Silver Miners Index Bull 2X Shares	$20,421	$—	$—	$—	$—	$—
Direxion Daily Small Cap Bull 2X Shares	17,950	—	—	—	—	—

1  Commenced operations on November 2, 2016.

2  Commenced operations on March 30, 2017.

At October 31, 2017, the components of accumulated earnings/(losses) on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion All Cap Insider Sentiment Shares	$3,329,381	$20,352,815	$—	$—	$23,682,196
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	205,614	17,928	—	(5,258)	218,284
Direxion NASDAQ-100® Equal Weighted Index Shares	13,745,476	59,273	—	(3,356,903)	10,447,846
Direxion Daily CSI 300 China A Share Bear 1X Shares	(20,829,337)	—	—	(6,204,127)	(27,033,464)
Direxion Daily S&P 500® Bear 1X Shares	(917,810)	22,991	—	(7,639,333)	(8,534,152)
Direxion Daily Total Bond Market Bear 1X Shares	(14,594)	—	—	(2,593,727)	(2,608,321)
Direxion Daily 7-10 Year Treasury Bear 1X Shares	(130,070)	—	—	(765,109)	(895,179)
Direxion Daily 20+ Year Treasury Bear 1X Shares	(544,010)	—	—	(3,544,502)	(4,088,512)
Direxion Daily CSI 300 China A Share Bull 2X Shares	(3,886,593)	—	—	(18,980,536)	(22,867,129)
Direxion Daily CSI China Internet Index Bull 2X Shares	446,400	2,967,431	—	—	3,413,831
Direxion Daily High Yield Bear 2X Shares	(156,014)	—	—	(1,372,517)	(1,528,531)
Direxion Daily MSCI European Financials Bull 2X Shares	(47,159)	208,813	—	—	161,654
Direxion Daily S&P 500® Bull 2X Shares	838,274	197,985	—	—	1,036,259
Direxion Daily Silver Miners Index Bull 2X Shares	(2,116,049)	—	—	(686,208)	(2,802,257)
Direxion Daily Small Cap Bull 2X Shares	421,916	161,960	—	—	583,876

1  Other Accumulated Earnings (Losses) consist of capital loss carryover, qualified late year losses and organizational cost.

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At April 30, 2018, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion All Cap Insider Sentiment Shares	$233,100,971	$5,199,282	$(5,286,876)	$(87,594)
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	146,236,946	22,510,188	(7,638,147)	14,872,041
Direxion Daily CSI 300 China A Share Bear 1X Shares	21,357,602	—	—	—
Direxion Daily S&P 500® Bear 1X Shares	3,739,238	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	651,195	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	255,875	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	881,921	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	58,773,695	—	(1,037,659)	(1,037,659)
Direxion Daily CSI China Internet Index Bull 2X Shares	53,305,864	439,308	—	439,308
Direxion Daily High Yield Bear 2X Shares	1,583,401	—	—	—
Direxion Daily MSCI European Financials Bull 2X Shares	5,465,117	—	(204,521)	(204,521)
Direxion Daily S&P 500® Bull 2X Shares	6,092,908	295,685	—	295,685
Direxion Daily Silver Miners Index Bull 2X Shares	2,901,901	—	(62,265)	(62,265)
Direxion Daily Small Cap Bull 2X Shares	3,292,969	201,193	—	201,193

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales and basis adjustments on investments in real estate investment trusts ("REITs").

Net investment income/(loss) and realized gains and losses for U.S. Federal income tax purposes may differ from those reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income/(loss) and realized gains and losses due to differences between financial reporting and tax reporting be classified between various components of net assets. The permanent differences primarily relate to tax treatment of redemptions in-kind, net operating losses, distribution reclasses, sales of REITS, and utilization of earnings and profits distributed to shareholders on redemption of shares.

In order to meet certain U.S. excise tax distribution requirements, each Fund, with the exception of the Direxion Zacks MLP High Income Index Shares, is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2017.

At October 31, 2017, these Funds deferred, on a tax basis, qualified late year losses of:

Funds	Ordinary Late Year Loss Deferral
Direxion All Cap Insider Sentiment Shares	$—
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—
Direxion Daily CSI 300 China A Share Bear 1X Shares	28,882
Direxion Daily S&P 500® Bear 1X Shares	—
Direxion Total Bond Market Bear 1X Shares	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	156,017
Direxion Daily CSI China Internet Index Bull 2X Shares	—
Direxion Daily High Yield Bear 2X Shares	2,028
Direxion Daily MSCI European Financials Bull 2X Shares	—
Direxion Daily S&P 500® Bull 2X Shares	—
Direxion Daily Silver Miners Index Bull 2X Shares	9,861
Direxion Daily Small Cap Bull 2X Shares	—

DIREXION SEMI-ANNUAL REPORT
65

Under current law, each Fund, with the exception of the Direxion Zacks MLP High Income Index Shares, may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carryforward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

At October 31, 2017, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Utilized in Current Year	Expiring 10/31/19	Unlimited ST	Unlimited LT
Direxion All Cap Insider Sentiment Shares	$—	$—	$—	$—
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	—	600,870	2,756,033
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—	6,175,245	—
Direxion Daily S&P 500® Bear 1X Shares	—	—	7,639,333	—
Direxion Daily Total Bond Market Bear 1X Shares	—	72,234	2,521,493	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	67,332	697,777	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	282,257	3,262,245	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	6,150,021	—	18,824,519	—
Direxion Daily CSI China Internet Index Bull 2X Shares	—	—	—	—
Direxion Daily High Yield Bear 2X Shares	—	—	1,370,489	—
Direxion Daily MSCI European Financials Bull 2X Shares	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	—	—	—	—
Direxion Daily Silver Miners Index Bull 2X Shares	—	—	676,347	—
Direxion Daily Small Cap Bull 2X Shares	259,461	—	—	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2018, open U.S. Federal and state income tax years include the tax years ended October 31, 2014 through October 31, 2018. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes. Components of the Direxion Zacks MLP High Income Index Shares deferred tax asset as of April 30, 2018 are as follows:

Deferred tax assets:
Net operating loss carryforward	$1,166,922
Capital loss carryforward	10,440,131
Net unrealized depreciation on investments in securities	351,703
Total deferred tax assets before valuation allowance	11,958,756
Valuation allowance	(11,958,756)
Total deferred tax assets after valuation allowance	—
Less: Deferred tax liabilities	—
Net deferred tax asset	$—

As of April 30, 2018 a valuation allowance of $11,958,756 was deemed necessary, as Direxion Zacks MLP High Income Index Shares does not believe that there is an ability to realize this portion of the deferred tax asset through future taxable income.

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The net operating loss carryforward and capital loss carryforward is available to offset future taxable income. The Direxion Zacks MLP High Income Index Shares has the following capital loss and net operating loss amounts:

Capital loss	Amount	Expiration
Fiscal year ended October 31, 2018	$760,132	October 31, 2023
Fiscal year ended October 31, 2017	$—	October 31, 2022
Fiscal year ended October 31, 2016	$22,254,486	October 31, 2021
Fiscal year ended October 31, 2015	$20,172,087	October 31, 2020
Fiscal year ended October 31, 2018	$4,049,056	October 31, 2038
Fiscal year ended October 31, 2017	$778,041	October 31, 2037

For corporations, capital losses can only be used to offset capital gains and cannot be used to offset ordinary income. Net operating losses may be carried forward for 20 years and, accordingly, would begin to expire as of October 31, 2037. Capital losses may be carried forward for 5 years and, accordingly, would begin to expire as of October 31, 2020.

Total income tax benefit (current and deferred) differs from the amount computed by applying the U.S. federal statutory income tax rate of 21% to net investment income/(loss) and realized and unrealized gains (losses) on investments before taxes for the period ended April 30, 2018 is as follows:

Income tax provision (benefit) at the federal statutory rate of 21%	$(537,950)
State income tax (benefit), net of federal benefit	(81,318)
Tax (benefit) expense on permanent items	88,835
Change in federal rate due to Tax Reform	5,996,322
Change in valuation allowance	(5,465,889)
Total tax (benefit) expense	$—

Total income taxes are computed by applying the U.S. federal statutory rate plus a blended U.S. state income tax rate. During the year, the Direxion Zacks MLP High Income Index Shares re-evaluated its blended state income tax rate, decreasing the overall rate from 37.61% to 24.17% due to Federal Tax Reform and anticipated state apportionment of income and gains.

At April 30, 2018, the tax cost of investments, gross unrealized appreciation and depreciation of investments for U.S. federal income tax purposes of the Direxion Zacks MLP High Income Index Shares were as follows:

Tax cost of investments	$54,073,175
Gross unrealized appreciation	5,791,457
Gross unrealized depreciation	(4,908,225)
Net unrealized appreciation/(depreciation)	$883,232

4.  CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called "Creation Units." A Creation Unit consists of 50,000 shares. Creation Units of the Benchmark Funds and Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in creation units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.

Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of creation units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is applicable to each creation or redemption transaction, regardless of the number of creation units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each creation unit purchased or redeemed is applicable to each creation or redemption transaction. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.

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5.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the six months ended April 30, 2018. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion All Cap Insider Sentiment Shares	$1,042,542,264	$1,050,856,936	$14,530,525	$12,604,527
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	24,492,112	24,442,496	24,417,208	17,245,319
Direxion Zacks MLP High Income Index Shares	28,569,529	28,450,601	11,679,708	14,480,149
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—	—	—
Direxion Daily S&P 500® Bear 1X Shares	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	45,489,087	13,290,673	14,536,988	29,765,184
Direxion Daily CSI China Internet Index Bull 2X Shares	27,193,360	82,769,066	16,770,766	14,563,748
Direxion Daily High Yield Bear 2X Shares	—	—	—	—
Direxion Daily MSCI European Financials Bull 2X Shares	3,476,583	239,304	—	4,710,945
Direxion Daily S&P 500® Bull 2X Shares	4,644,677	1,770,401	—	—
Direxion Daily Silver Miners Index Bull 2X Shares	1,615,110	2,336,468	—	—
Direxion Daily Small Cap Bull 2X Shares	1,624,660	302,845	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2018.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser investment advisory fees at an annual rate based on its average daily net assets. These rates are as follows:

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.50%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.30%
Direxion Zacks MLP High Income Index Shares	0.50%
Direxion Daily CSI 300 China A Share Bear 1X Shares	0.60%
Direxion Daily S&P 500® Bear 1X Shares	0.35%
Direxion Daily Total Bond Market Bear 1X Shares	0.35%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	0.35%
Direxion Daily 20+ Year Treasury Bear 1X Shares	0.35%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.75%
Direxion Daily CSI China Internet Index Bull 2X Shares	0.75%
Direxion Daily High Yield Bear 2X Shares	0.60%
Direxion Daily MSCI European Financials Bull 2X Shares	0.60%
Direxion Daily S&P 500® Bull 2X Shares	0.50%
Direxion Daily Silver Miners Index Bull 2X Shares	0.60%[1]
Direxion Daily Small Cap Bull 2X Shares	0.50%

1  Prior to January 1, 2018, this rate was 0.75%.

The Direxion All Cap Insider Sentiment Shares ETF pays the Adviser investment advisory fees based an annual rate of 0.40% of the Fund's respective average daily net assets up to $500,000,000 and 0.31% of average daily net assets in excess of $500,000,000.

DIREXION SEMI-ANNUAL REPORT
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The Adviser had agreed to waive the investment advisory fee for the Direxion Daily Silver Miners Bull 2X Shares through December 31, 2017. The amount of the waiver was based on the Fund's average daily net assets multiplied by 0.15%. The fee waived is not subject to recoupment.

During the period ended April 30, 2018, the Adviser agreed to voluntarily waive its investment advisory fee for the Direxion Daily S&P 500® Bull 2X Shares and Direxion Daily Small Cap Bull 2X Shares. The amount of this voluntary waiver was $14,633 in Direxion Daily S&P 500® Bull 2X Shares and $10,046 in Direxion Daily Small Cap 2X Shares.

Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Trust pays the Adviser management service fees of 0.026% on the first $10,000,000,000 of the Trust's daily net assets and 0.024% on assets in excess of $10,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds' operating expenses to the extent that they exceed the following rates multiplied by the Fund's respective average daily net assets at least until September 1, 2019. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

Direxion All Cap Insider Sentiment Shares	0.59%
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.70%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.35%
Direxion Zacks MLP High Income Index Shares	0.65%
Direxion Daily CSI 300 China A Share Bear 1X Shares	0.80%
Direxion Daily S&P 500® Bear 1X Shares	0.45%
Direxion Daily Total Bond Market Bear 1X Shares	0.45%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	0.45%
Direxion Daily 20+ Year Treasury Bear 1X Shares	0.45%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.95%
Direxion Daily CSI China Internet Index Bull 2X Shares	0.95%
Direxion Daily High Yield Bear 2X Shares	0.80%
Direxion Daily MSCI European Financials Bull 2X Shares	0.80%
Direxion Daily S&P 500® Bull 2X Shares	0.60%
Direxion Daily Silver Miners Index Bull 2X Shares	0.80%
Direxion Daily Small Cap Bull 2X Shares	0.60%

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2018	October 31, 2019	October 31, 2020	April 30, 2021	Recoupment Amount
Direxion All Cap Insider Sentiment Shares	$—	$109,880	$102,586	$180,393	$224,008	$109,880	$616,867
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	—	24,334	—	—	51,480	24,334	75,814
Direxion NASDAQ-100® Equal Weighted Index Shares	—	103,631	120,583	144,620	209,738	103,631	578,572
Direxion Zacks MLP High Income Index Shares	—	56,263	185,339	194,584	213,526	56,263	649,712
Direxion Daily CSI 300 China A Share Bear 1X Shares	18,530	139	—	20,781	9,243	139	30,163
Direxion Daily S&P 500® Bear 1X Shares	—	24,208	—	84,579	57,082	24,208	165,869
Direxion Daily Total Bond Market Bear 1X Shares	—	26,187	56,052	55,654	59,244	26,187	197,137
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	23,402	39,171	49,772	54,053	23,402	166,398
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	23,680	41,268	41,780	57,559	23,680	164,287

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			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2018	October 31, 2019	October 31, 2020	April 30, 2021	Recoupment Amount
Direxion Daily CSI 300 China A Share Bull 2X Shares	$6,166	$—	$24,743	$35,637	$13,658	$—	$74,038
Direxion Daily CSI China Internet Index Bull 2X Shares	17,073	—	—	—	14,072	—	14,072
Direxion Daily High Yield Bear 2X Shares	—	22,754	—	31,818	53,191	22,754	107,763
Direxion Daily MSCI European Financials Bull 2X Shares	—	11,418	—	19,735	26,726	11,418	57,879
Direxion Daily S&P 500® Bull 2X Shares	—	14,745	59,660	36,297	33,068	14,745	143,770
Direxion Daily Silver Miners Index Bull 2X Shares	—	14,984	—	18,253	36,470	14,984	69,707
Direxion Daily Small Cap Bull 2X Shares	—	25,519	53,526	55,941	55,905	25,519	190,891

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of April 30, 2018 is presented on the Statement of Assets and Liabilities as Due from (to) investment adviser, net.

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

7.  FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments at April 30, 2018:

	Direxion All Cap Insider Sentiment Shares				Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$223,632,895	$—	$—	$223,632,895	$—	$—	$—	$—
Short Term Investments	9,380,482	—	—	9,380,482	—	—	—	—
Other Financial Instruments*	—	—	—	—	1,792,574	—	—	1,792,574
Cash Equivalents	568,818	—	—	568,818	43,948,714	—	—	43,948,714

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	Direxion NASDAQ-100® Equal Weighted Index Shares				Direxion Zacks MLP High Income Index Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$156,271,748	$—	$—	$156,271,748	$—	$—	$—	$—
Master Limited Partnerships	—	—	—	—	54,928,130	—	—	54,928,130
Short Term Investments	4,837,239	—	—	4,837,239	12,331,960	—	—	12,331,960
Cash Equivalents	342,078	—	—	342,078	28,277	—	—	28,277
	Direxion Daily CSI 300 China A Share Bear 1X Shares				Direxion Daily S&P 500® Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$21,357,602	$—	$—	$21,357,602	$3,739,238	$—	$—	$3,739,238
Other Financial Instruments*	—	3,542,641	—	3,542,641	—	(550)	—	(550)
Cash Equivalents	78,852,916	—	—	78,852,916	14,637,965	—	—	14,637,965
	Direxion Daily Total Bond Market Bear 1X Shares				Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$651,195	$—	$—	$651,195	$255,875	$—	$—	$255,875
Other Financial Instruments*	—	8,325	—	8,325	—	44,525	—	44,525
Cash Equivalents	2,554,916	—	—	2,554,916	1,158,890	—	—	1,158,890
	Direxion Daily 20+ Year Treasury Bear 1X Shares				Direxion Daily CSI 300 China A Share Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$16,140,514	$—	$—	$16,140,514
Short Term Investments	881,921	—	—	881,921	41,595,522	—	—	41,595,522
Other Financial Instruments*	—	777	—	777	—	(4,075,289)	—	(4,075,289)
Cash Equivalents	4,393,963	—	—	4,393,963	24,966,355	—	—	24,966,355
	Direxion Daily CSI China Internet Index Bull 2X Shares				Direxion Daily High Yield Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$8,659,655	$—	$—	$8,659,655	$—	$—	$—	$—
Short Term Investments	45,085,517	—	—	45,085,517	1,583,401	—	—	1,583,401
Other Financial Instruments*	—	3,746,332	—	3,746,332	—	(34,627)	—	(34,627)
Cash Equivalents	69,185,507	—	—	69,185,507	2,296,688	—	—	2,296,688
	Direxion Daily MSCI European Financials Bull 2X Shares				Direxion Daily S&P 500® Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$3,647,524	$—	$—	$3,647,524	$6,371,467	$—	$—	$6,371,467
Short Term Investments	1,613,072	—	—	1,613,072	17,126	—	—	17,126
Other Financial Instruments*	—	(240,476)	—	(240,476)	—	(2,713)	—	(2,713)
Cash Equivalents	1,668,632	—	—	1,668,632	41,497	—	—	41,497
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	Direxion Daily Silver Miners Index Bull 2X Shares				Direxion Daily Small Cap Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$1,404,815	$—	$—	$1,404,815	$3,296,380	$—	$—	$3,296,380
Short Term Investments	1,434,821	—	—	1,434,821	197,782	—	—	197,782
Other Financial Instruments*	—	(156,098)	—	(156,098)	—	119,508	—	119,508
Cash Equivalents	2,028,416	—	—	2,028,416	4,952	—	—	4,952

For further detail on each asset class, see Schedules of Investments.

*  Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and swap contracts.

Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the period ended April 30, 2018. There were no Level 3 securities held by the Funds during the six months ended April 30, 2018. It is the Funds' policy to recognize transfers between levels at the value as of the beginning of the period, if applicable.

8.  VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2018, certain Funds were invested in swap contracts and futures contracts. At April 30, 2018, the fair values of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Swap Contracts Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily CSI 300 China A Share Bear 1X Shares	$3,542,641	$—	$3,542,641
Direxion Daily Total Bond Market Bear 1X Shares	—	8,325	8,325
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	44,525	44,525
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	777	777
Direxion Daily CSI China Internet Index Bull 2X Shares	3,746,332	—	3,746,332
Direxion Daily Small Cap Bull 2X Shares	119,665	—	119,665

Futures Contracts* Fund	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$1,792,574	$1,792,574

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	Liability Derivatives[2]
Swap Contracts Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily S&P 500® Bear 1X Shares	$550	$—	$550
Direxion Daily High Yield Bear 2X Shares	34,627	—	34,627
Direxion Daily MSCI European Financials Bull 2X Shares	240,476	—	240,476
Direxion Daily S&P 500® Bull 2X Shares	2,713	—	2,713
Direxion Daily Silver Miners Index Bull 2X Shares	156,098	—	156,098
Direxion Daily Small Cap Bull 2X Shares	157	—	157

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

*  Cumulative appreciation(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day's variation margin, if any, is reported in the Statements of Assets and Liabilities.

Transactions in derivative instruments during the period ended April 30, 2018, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]			Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Commodity Risk	Equity Risk	Interest Rate Risk	Commodity Risk
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Futures Contracts	$—	$—	$243,410	$—	$—	$1,586,960
Direxion Daily CSI 300 China A Share Bear 1X Shares	Swap Contracts	(16,631,588)	—	—	14,640,511	—	—
Direxion Daily S&P 500® Bear 1X Shares	Swap Contracts	(2,489,927)	—	—	870,210	—	—
Direxion Daily Total Bond Market Bear 1X Shares	Swap Contracts	—	67,565	—	—	15,946	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	Swap Contracts	—	8,856	—	—	39,601	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	Swap Contracts	—	28,051	—	—	127,767	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	Swap Contracts	19,872,716	—	—	(21,643,022)	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	Swap Contracts	(9,707,641)	—	—	1,994,956	—	—
Direxion Daily High Yield Bear 2X Shares	Swap Contracts	(18,465)	—	—	118,475	—	—
Direxion Daily MSCI European Financials Bull 2X Shares	Swap Contracts	(73,367)	—	—	(272,573)	—	—
Direxion Daily S&P 500® Bull 2X Shares	Swap Contracts	651,078	—	—	(656,140)	—	—
Direxion Daily S&P 500® Bull 2X Shares	Futures Contracts	56,895	—	—	(33,293)	—	—
Direxion Daily Silver Miners Index Bull 2X Shares	Swap Contracts	(572,979)	—	—	196,335	—	—
Direxion Daily Small Cap Bull 2X Shares	Swap Contracts	289,261	—	—	(196,721)	—	—

1  Statements of Operations location: Net realized gain (loss) on swap and futures contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap and futures contracts.

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For the period ended April 30, 2018, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts	Long Futures Contracts	Short Futures Contracts
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$22,608,594	$—
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	93,664,879	—	—
Direxion Daily S&P 500® Bear 1X Shares	—	25,636,428	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	3,178,472	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	1,477,292	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	5,205,744	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	129,107,921	—	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	177,019,837	—	—	—
Direxion Daily High Yield Bear 2X Shares	—	7,537,655	—	—
Direxion Daily MSCI European Financials Bull 2X Shares	10,096,499	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	4,678,097	—	257,200	—
Direxion Daily Silver Miners Index Bull 2X Shares	6,874,836	—	—	—
Direxion Daily Small Cap Bull 2X Shares	3,805,474	—	—	—

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of -100%, 125%, 200%, or -200% daily performance of their respective index.

9.  PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds' counterparties are generally required to post collateral to the Funds to the extent of the Funds' daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general,

DIREXION SEMI-ANNUAL REPORT
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given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Derivatives Risk – The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.

In addition, the Fund's investments in derivatives are subject to the following risks:

•  Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.

•  Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund's volatility. Futures contracts are also subject to leverage risk.

Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap and futures contracts may be used to create leverage. Certain Funds employ leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

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10.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

On June 18, 2018, certain Funds declared income and return of capital distributions with an ex-date of June 19, 2018 and payable date of June 26, 2018. The income and return of capital distribution per share for each Fund was as follows:

Funds	Per Share Income Distribution	Return of Capital Distribution
Direxion All Cap Insider Sentiment Shares	$0.30309	$—
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.06227	—
Direxion NASDAQ-100® Equal Weighted Index Shares	0.10900	—
Direxion Zacks MLP High Income Index Shares	—	0.40000
Direxion Daily CSI 300 China A Share Bear 1X Shares	0.05167	—
Direxion Daily S&P 500® Bear 1X Shares	0.13966	—
Direxion Daily Total Bond Market Bear 1X Shares	0.08718	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	0.07586	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	0.05725	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.00247	—
Direxion Daily CSI China Internet Index Bull 2X Shares	0.08973	—
Direxion Daily High Yield Bear 2X Shares	0.02644	—
Direxion Daily S&P 500® Bull 2X Shares	0.22052	—
Direxion Daily Small Cap Bull 2X Shares	0.11543	—

On June 15, 2018, Eric W. Falkeis resigned his positions as Interested Trustee and Principal Executive Officer of the Trust.

The Board of Trustees of the Trust has appointed Patrick J. Rudnick to serve as the Principal Executive Officer ("PEO") of the Trust effective June 25, 2018. All references to the prior PEO of the Trust appearing in this report are hereby replaced with Patrick J. Rudnick to reflect this change.

Additionally, the following updates the information for Patrick J. Rudnick in the table under "Principal Officers of the Trust":

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Patrick J. Rudnick Age: 44	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2010
			Senior Vice President and Principal Financial Officer, since March 2013, Principal Executive Officer, since June 2018, Rafferty Asset Management, LLC; Senior Vice President and Principal Financial Officer, since November 2017, Principal Executive Officer, since June 2018, Direxion Advisors, LLC.	N/A	N/A

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Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

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Direxion Shares ETF Trust

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 49	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, since November 2017.	143	None.
Eric W. Falkeis(2) Age: 44	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Chief Operating Officer, Rafferty Asset Management, LLC, since April 2014 and Direxion Advisors, LLC, since November 2017; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013.	143	Trustee, Professionally Managed Portfolios (31 Funds).

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 74	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	143	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill is the Managing Director of Rafferty and Direxion and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty and Direxion. Mr. Falkeis is the Chief Operating Officer of Rafferty and Direxion. Effective June 15, 2018, Mr. Falkeis resigned as Trustee. Please refer to the Notes to the Financial Statements within this reort.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 121 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

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Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
John A. Weisser Age: 76	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, since 1995; Salomon Brothers, Inc., 1971 – 1995, most recently as Managing Director.	143
					Director until December 2016, The MainStay Funds Trust, The MainStay Funds, MainStay VP Fund Series, Mainstay Defined Term Municipal Opportunities Fund; Private Advisors Alternative Strategy Fund; Private Advisors Alternative Strategies Master Fund.
David L. Driscoll Age: 48	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	143	None.
Jacob C. Gaffey Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	143	None.
Henry W. Mulholland Age: 54	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	143	None.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 121 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
79

Direxion Shares ETF Trust

Trustees and Officers

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 49	Chief Executive Officer and Chief Investment Officer	One Year; Since 2008	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, since November 2017.	143	N/A
Eric W. Falkeis(2) Age: 44	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, Rafferty Asset Management, LLC, since April 2014 and Direxion Advisors, LLC, since November 2017; formerly, President Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013.	143	Trustee, Professionally Managed Portfolios (31 Funds).
Patrick J. Rudnick Age: 44	Principal Financial Officer and Assistant Secretary	One Year; Since 2010	Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013 and Direxion Advisors, LLC, since November 2017; formerly Vice President, USBFS (2006 – 2013).	N/A	N/A

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill is the Managing Director of Rafferty and Direxion and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty and Direxion. Mr. Falkeis is the Chief Operating Officer of Rafferty and Direxion. Effective June 15, 2018, Mr. Falkeis resigned as Principal Executive Officer. Please refer to the Notes to the Financial Statements within this report.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 121 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
80

Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 41	Secretary	One Year; Since 2011
			General Counsel, Rafferty Asset Management LLC, since October 2010 and Direxion Advisors, LLC, since November 2017; Chief Compliance Officer, Rafferty Asset Management, LLC since September 2012 and Direxion Advisors, LLC, since November 2017.	N/A	N/A
Kent Barnes Age: 49	Chief Compliance Officer	One Year; Since 2016	Director of Compliance, Rafferty Asset Management, LLC, since April 2016 and Direxion Advisors, LLC; since November 2017, formerly General Counsel – Alternative Investments, USBFS (2006 – 2016).	N/A	N/A

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 121 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
81

SEMI–ANNUAL REPORT APRIL 30, 2018

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Transfer Agent and Index Receipt Agent	Transfer Agent and Index Receipt Agent
(Direxion Zacks MLP High Income Index Shares, only) U.S. Bancorp Fund Services, LLC	The Bank of New York Mellon 101 Barclay Street
P.O. Box 1993 Milwaukee, WI 53201-1993	New York, New York 10286
Custodian	Custodian
(Direxion Zacks MLP High Income Index Shares, only) U.S. Bank, N.A.	The Bank of New York Mellon 101 Barclay Street
1555 RiverCenter Dr., Suite 302 Milwaukee, WI 53212	New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South 6th Street
Minneapolis, MN 55402

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 01401
www.foreside.com

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

DIREXION SHARES ETF TRUST

SEMI-ANNUAL REPORT APRIL 30, 2018

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

3X BULL FUNDS	3X BEAR FUNDS
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily EURO STOXX 50® Bull 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily Latin America Bull 3X Shares
Direxion Daily MSCI Brazil Bull 3X Shares
Direxion Daily MSCI Developed Markets Bull 3X Shares	Direxion Daily MSCI Developed Markets Bear 3X Shares
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Direxion Daily MSCI India Bull 3X Shares
Direxion Daily MSCI Japan Bull 3X Shares
Direxion Daily MSCI Mexico Bull 3X Shares
Direxion Daily MSCI South Korea Bull 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Direxion Daily Aerospace & Defense Bull 3X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Direxion Daily Industrials Bull 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily MSCI Real Estate Bull 3X Shares	Direxion Daily MSCI Real Estate Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily Robotics, Artificial Intelligence &
Automation Index Bull 3X Shares
Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily Transportation Bull 3X Shares
Direxion Daily Utilities Bull 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Direxion Daily Emerging Markets Bond Bull 3X Shares

Letter to Shareholders	4
Expense Example	15
Allocation of Portfolio Holdings	19
Schedules of Investments	20
Statements of Assets and Liabilities	90
Statements of Operations	105
Statements of Changes in Net Assets	120
Financial Highlights	149
Notes to the Financial Statements	159
Supplemental Information	209
Trustees and Officers	210
Board Review of Investment Advisory Agreement	214

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Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Shares exchange-traded funds (the "ETFs") covers the period from November 1, 2017 to April 30, 2018 (the "Semi-Annual Period").

Market Review:

Passage of the long-awaited tax reform bill was a central theme for U.S. markets during the fourth quarter of 2017, with a corporate tax rate cut as its centerpiece. Domestic equities outperformed both developed and emerging market equities, as the S&P 500® Index ended higher in each of the twelve calendar months of 2017. Internationally, Japan had a solid end to 2017 due to strong earnings amidst global growth and an uptick in global trade. Into 2018, as the Eurozone continued to strengthen, the U.S. Dollar declined steeply when compared to the Euro. Italian elections and inflation targets, along with continued UK Brexit negotiations, were key themes abroad in early 2018. The equity selloff in February 2018 marked an end to the winning streak with the S&P 500®, closing negative for the month as investors considered the potential impact of rising rates on economic growth. China and U.S. trade tensions contributed to downside performance during March 2018, while traders also assessed the effects of increased borrowing costs in the U.S. and internationally. Healthy growth of U.S. GDP and high consumer confidence provided the backdrop for a precipitous selloff during April 2018, as investor concern over a potential rate hike grew more warranted. A transfer of power from Janet Yellen to Jerome Powell at the U.S. Federal Reserve had little to do with the selloff, with investors expecting the U.S. Federal Reserve to chart largely the same course under its new leadership.

Yields steadily climbed throughout the Semi-Annual Period, especially on the short-end of the yield curve. Strong, but expected, economic data lead the longer-end of the curve modestly higher, while an aggressive U.S. Federal Reserve monetary tightening posture drove up the short-end of the curve. Government and corporate yields continued to rise, with high yield remaining largely unchanged. March 2018 was the only month in which rates declined, after the U.S. Federal Reserve minutes suggested few worries of the economy overheating. The U.S. Federal Reserve raised rates twice, moving the benchmark target upper bound from 1.25% to 1.75%.

Direxion Shares Operational Review:

The discussion below relates to the performance of the ETFs for the Semi-Annual Period. The ETFs are leveraged and seek daily investment results, before fees and expenses, of 300% or -300% of the performance of a particular benchmark.

The ETFs, as stated above, seek daily investment results. They do not seek to track a multiple of their respective benchmarks for periods of longer than one day and the performance of the ETFs over longer periods may not correlate to the benchmarks performance. The ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

The ETFs with the word "Bull" in their name (the "Bull ETFs) attempt to provide investment results that correlate to 300% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark.

The Funds with the word "Bear" in their name (the "Bear ETFs) attempt to provide investment results that correlate to -300% of the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.

In seeking to achieve each ETF's daily investment results, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of

DIREXION SEMI-ANNUAL REPORT

investment positions that it believes in combination should produce daily returns consistent with an ETF's objective. As a consequence, if an ETF is performing as designed, the return of the index or benchmark will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure significantly in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments, including derivatives. Each ETF invests significantly in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if an ETF has met its daily investment goals, Rafferty maintains models which indicate the expected performance of each ETF in light of the path of the relevant index. The models and a description of how they work are available on the Direxion Investments website (www.direxioninvestments.com) under Tools/Exposure Level. The models do not take into account the size of an ETF, the ETF's expense ratio or any transaction or trading fees associated with creating or maintaining an ETF's portfolio.

Factors Affecting Direxion Shares Performance:

Benchmark Performance – The daily performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark Indexes during the past year are described below.

Leverage – Each ETF seeks daily investment results (before fees and expenses) of either 300% (for the Bull ETFs) or -300% (for the Bear ETFs) of the performance of its respective underlying index. The use of leverage magnifies an ETF's gains or losses and increases the investment's risk and volatility. The Bear ETFs seek to achieve inverse magnified correlation to their respective underlying indexes.

Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily return of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain leveraged exposure, a Bull ETF incurs a cost of LIBOR plus or minus a spread and a Bear ETF receives LIBOR plus or minus a spread as applied to the borrowed portion of the ETF's exposure. Because LIBOR is very low, financing costs create only a small drag on a Bull ETF's performance while a Bear ETF receives a negligible amount, or in the case of hard-to-borrow shares, might pay to finance its short position. If interest rates increase, the cost of financing will adversely impact an ETF's performance and ability to track its index.

Optimized Baskets – Each Bull ETF holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain Bull ETFs hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying Index in the short-term.

DIREXION SEMI-ANNUAL REPORT

Equity Dividends and Bond Interest – Equity Bull ETFs are positively impacted by equity and index dividends as the ETFs receive those payments. Equity Bear ETFs are negatively impacted as they are obligated to pay the dividends. Treasury Bull ETFs receive interest, accrued on a daily basis, to account for the Treasury's semi-annual coupon payments while the Treasury Bear ETFs pay interest, accrued on a daily basis.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index ETFs' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Direxion Shares Performance Review:

The Direxion Daily Mid Cap Bull 3X Shares and the Direxion Daily Mid Cap Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P Mid Cap 400® Index. The S&P Mid Cap 400® Index measures the performance of the mid-capitalization segment of the U.S. equity universe. The index is a capitalization-weighted index composed of 400 domestic common stocks. For the Semi-Annual Period, the S&P Mid Cap 400® Index returned 2.83%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Mid Cap Bull 3X Shares returned 2.53%, while the model indicated an expected return of 5.23%. The Direxion Daily Mid Cap Bear 3X Shares returned -11.69%, while the model indicated an expected return of -13.68%.

The Direxion Daily S&P 500® Bull 3X Shares and the Direxion Daily S&P 500® 3X Bear Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P 500® Index. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The Index is a float-adjusted, market capitalization-weighted index. For the Semi-Annual Period, the S&P 500® Index returned 3.82%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P 500® Bull 3X Shares returned 4.83%, while the model indicated an expected return of 7.70%. The Direxion Daily S&P 500® Bear 3X Shares returned -14.70%, while the model indicated an expected return of -16.95%.

The Direxion Daily Small Cap Bull 3X Shares and the Direxion Daily Small Cap Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. For the Semi-Annual Period, the Russell 2000® Index returned 3.27%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Small Cap Bull 3X Shares returned 3.68%, while the model indicated an expected return of 6.04%. The Direxion Daily Small Cap Bear 3X Shares returned -13.87%, while the model indicated an expected return of -15.63%.

The Direxion Daily EURO STOXX 50® Bull 3X Shares seeks to provide 300% of the daily return of the EURO STOXX 50® Index. The EURO STOXX 50® Index is part of the STOXX blue-chip index family and represents the performance of the 50 largest companies among the 19 supersectors in terms of free-float market capitalization in 11 Eurozone countries. These countries have historically included Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The Index captures approximately 60% of the free-float market capitalization of the EURO STOXX TMI Supersector Index. For the Semi-Annual Period, the EURO STOXX 50® Index returned 0.38%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily EURO STOXX 50® Bull 3X Shares returned -4.90% for the same period, while the model indicated an expected return of -2.17%.

The Direxion Daily FTSE China Bull 3X Shares and the Direxion Daily FTSE China Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the FTSE China 50 Index. The FTSE China 50 Index consists of the 50 largest

DIREXION SEMI-ANNUAL REPORT

and most liquid public Chinese companies currently trading on the Hong Kong Stock Exchange. Securities in the index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the index. Index constituents are screened for liquidity and weightings and are capped to prevent the index from being overly concentrated in any one stock. For the Semi-Annual Period, the FTSE China 50 Index returned 4.17%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily FTSE China Bull 3X Shares returned 1.69%, while the model indicated an expected return of 3.48%. The Direxion Daily FTSE China Bear 3X Shares returned -24.46%, while the model indicated an expected return of -25.52%.

The Direxion Daily FTSE Europe Bull 3X Shares seeks to provide 300% of the daily return of the FTSE Developed Europe All Cap Index. The FTSE Developed Europe All Cap Index is a market capitalization weighted index that is designed to measure the equity market performance of large-, mid- and small-cap companies in developed markets in Europe. For the Semi-Semi-Annual Period, the FTSE Developed Europe All Cap Index returned 2.39%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily FTSE Europe Bull 3X Shares returned 1.61%, while the model indicated an expected return of 4.42%.

The Direxion Daily Latin America Bull 3X Shares seeks to provide 300% of the daily return of the S&P Latin America 40 Index. The S&P Latin America 40 Index is an equity index or issuers drawn from five major Latin American markets: Brazil, Chile, Columbia, Mexico and Perú. It is designed for investors seeking broad market exposure through an index that is efficient to replicate. The index constituents are leading, large, liquid, blue-chip companies from the Latin American markets, and capturing 70% of their total market capitalization. For the Semi-Annual Period, the S&P Latin America 40 Index returned 9.09%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Latin America Bull 3X Shares returned 17.07%, while the model indicated an expected return of 20.19%.

The Direxion Daily MSCI Brazil Bull 3X Shares seeks to provide 300% of the daily return of the MSCI Brazil 25/50 Index. The MSCI Brazil 25/50 Index is designed to measure the performance of the large- and mid-capitalization segments of the Brazilian equity market, covering approximately 85% of the free float-adjusted market capitalization of Brazilian issuers. For the Semi-Annual Period, the MSCI Brazil 25/50 Index returned 6.43%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI Brazil Bull 3X Shares returned 5.44%, while the model indicated an expected return of 8.00%.

The Direxion Daily MSCI Developed Markets Bull 3X Shares and the Direxion Daily MSCI Developed Markets Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the MSCI EAFE® Index. The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-capitalization companies from developed market countries, excluding the U.S. and Canada. For the Semi-Annual Period, the MSCI EAFE® Index returned 2.67%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI Developed Markets Bull 3X Shares returned 2.80%, while the model indicated an expected return of 5.52%. The Direxion Daily Developed Markets Bear 3X Shares returned -10.01%, while the model indicated an expected return of -12.01%.

The Direxion Daily MSCI Emerging Markets Bull 3X Shares and the Direxion Daily MSCI Emerging Markets Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the MSCI Emerging Markets IndexSM. The MSCI Emerging Market IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. For the Semi-Annual Period, the MSCI Emerging Market IndexSM returned 2.93%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Emerging Markets MSCI Bull 3X Shares returned 0.57%, while the model indicated an expected return of 2.79%. The Direxion Daily MSCI Emerging Markets Bear 3X Shares returned -16.82%, while the model indicated an expected return of -18.32%.

DIREXION SEMI-ANNUAL REPORT

The Direxion Daily MSCI India Bull 3X Shares seeks to provide 300% of the daily return of the MSCI India Index. The MSCI India Index is designed to measure the performance of the large- and mid-capitalization segments of the Indian market, covering approximately 85% of companies in the Indian equity securities market. For the Semi-Annual Period, the MSCI India Index returned -0.09%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI India Bull 3X Shares returned -8.12%, while the model indicated an expected return of -5.42%.

The Direxion Daily MSCI Japan Bull 3X Shares seeks to provide 300% of the MSCI Japan Index. The MSCI Japan Index is designed to measure the performance of the large- and mid-capitalization segments of the Japanese equity market, covering approximately 85% of the free float-adjusted market capitalization of Japanese issuers. For the Semi-Annual Period, the MSCI Japan Index returned 4.09%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI Japan Bull 3X Shares returned 5.84%, while the model indicated an expected return of 8.61%.

The Direxion Daily MSCI Mexico Bull 3X Shares seeks to provide 300% of the daily return of the MSCI Mexico IMI 25/50 Index. The MSCI Mexico IMI 25/50 Index is designed to measure the performance of the large-, mid- and small-capitalization segments of the Mexican equity market, covering approximately 99% of the free float-adjusted market capitalization in Mexico. The index consists of stocks traded primarily on the Mexican Stock Market. For the Semi-Annual Period, the MSCI Mexico IMI 25/50 Index returned 3.58%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI Mexico Bull 3X Shares returned 1.46%, while the model indicated an expected return of 4.03%.

The Direxion Daily MSCI South Korea Bull 3X Shares seeks to provide 300% of the MSCI Korea 25/50 Index. The MSCI Korea 25/50 Index is designed to measure the performance of the large- and mid-cap segments of the South Korean equity market, covering approximately 85% of the free float-adjusted market capitalization of South Korean issuers. For the Semi-Annual Period, the MSCI Korea 25/50 Index returned 4.14%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI South Korea Bull 3X Shares returned 0.65%, while the model indicated an expected return of 3.66%.

The Direxion Daily Russia Bull 3X Shares and the Direxion Daily Russia Bear 3X Shares seek to provide 300% and -300% of the daily return of the MVIS Russia Index, respectively. The MVIS Russia Index is a rules-based index, intended to represent the overall performance of publically traded companies that are domiciled and primarily listed on an exchange in Russia or that are not Russian companies, but nonetheless generate at least 50% of their revenues in Russia. For the Semi-Annual Period, the MVIS Russia Index returned 0.64%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Russia Bull 3X Shares returned -10.97%, while the model indicated an expected return of -9.46%. The Direxion Daily Russia Bear 3X Shares returned -18.24%, while the model indicated an expected return of -19.99%.

The Direxion Daily Aerospace & Defense Bull 3X Shares seeks to provide 300% of the daily return of the Dow Jones U.S. Select Aerospace & Defense Index. The Dow Jones U.S. Select Aerospace & Defense Index is provided by Dow Jones U.S. Index. The index attempts to measure the performance of the aerospace and defense industry of the U.S. equity market. The index provider selects the stocks comprising the index from the aerospace and defense sector on the basis of the float-adjusted, market capitalization-weight of each constituent. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment and weapons. For the Semi-Annual Period, the Dow Jones U.S. Select Aerospace & Defense Index returned 7.28%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual

DIREXION SEMI-ANNUAL REPORT

performance of the Fund. The Direxion Daily Aerospace & Defense Bull 3X Shares returned 14.39% for the same period, while the model indicated an expected return of 17.61%.

The Direxion Daily Energy Bull 3X Shares and the Direxion Daily Energy Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Energy Select Sector Index. The Energy Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the energy sector which includes the following industries: oil, gas and consumable fuels; and energy equipment and services. For the Semi-Annual Period, the Energy Select Sector Index returned 10.20%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Energy Bull 3X Shares returned 22.51%, while the model indicated an expected return of 25.87%. The Direxion Daily Energy Bear 3X Shares returned -32.13%, while the model indicated an expected return of -33.77%.

The Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Russell 1000® Financial Services Index. The Russell 1000® Financial Services Index is a subset of the Russell 1000® Index that measures the performance of the securities classified in the financial services sector of the large-capitalization U.S. equity market. For the Semi-Annual Period, the Russell 1000® Financial Services Index returned 4.14%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Financial Bull 3X Shares returned 5.48%, while the model indicated an expected return of 8.49%. The Direxion Daily Financial Bear 3X Shares returned -16.15%, while the model indicated an expected return of -18.18%.

The Direxion Daily Gold Miners Index Bull 3X Shares and the Direxion Daily Gold Miners Index Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the NYSE Arca Gold Miners Index. The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in mining for gold and, to a lesser extent, in mining for silver. The index will limit the weight of companies whose revenues are more significantly exposed to silver mining to less than 20% of the index at each rebalance date. The index may include small- and mid-capitalization companies and foreign issuers. For the Semi-Annual Period, the NYSE Arca Gold Miners Index returned -0.10%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Gold Miners Index Bull 3X Shares returned -13.22%, while the model indicated an expected return of -6.89%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility. The Direxion Daily Gold Miners Index Bear 3X Shares returned -10.44%, while the model indicated an expected return of -12.65%.

The Direxion Daily Healthcare Bull 3X Shares seeks to provide 300% of the daily return of the Health Care Select Sector Index. The Health Care Select Sector Index is provided by Standard & Poor's and includes domestic companies from the healthcare sector, which includes the following industries: pharmaceuticals; health care equipment and supplies; health care providers and services; biotechnology; life sciences tools and services; and health care technology. For the Semi-Annual Period, the Health Care Select Sector Index returned 2.18%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Healthcare Bull 3X Shares returned -0.64%, while the model indicated an expected return of 2.15%.

The Direxion Daily Homebuilders & Supplies 3X Bull Shares seeks to provide 300% of the daily return of the Dow Jones U.S. Select Home Construction Index. The Dow Jones U.S. Select Home Construction Index measures U.S companies in the home construction sector that provide a wide range of products and services related to homebuilding, including home construction and producers, sellers and suppliers of building materials, furnishings and fixtures and also home improvement retailers. The Index may include large-, mid- or small-capitalization companies. For the Semi-Annual Period, the Dow Jones U.S. Select Home Construction Index returned -2.89%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual

DIREXION SEMI-ANNUAL REPORT

performance of the ETFs. The Direxion Daily Homebuilders & Supplies 3X Bull Shares returned -17.32%, while the model indicated an expected return of -15.05%.

The Direxion Daily Industrials Bull 3X Shares seeks to provide 300% of the daily return of the Industrials Select Sector Index. The Industrials Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the industrials sector which includes the following industries: aerospace and defense: industry conglomerates; and machinery. For the Semi-Annual Period, the Industrials Select Sector Index returned 2.01%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Industrials Bull 3X Shares returned -1.53%, while the model indicated an expected return of 1.24%.

The Direxion Daily Junior Gold Miners Index Bull 3X Shares and the Direxion Daily Junior Gold Miners Index Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the MVIS Global Junior Gold Miners Index. The MVIS Global Junior Gold Miners Index tracks the performance of foreign and domestic micro-, small- and mid-capitalization companies that generate, or demonstrate the potential to generate, at least 50% of their revenues from, or have at least 50% of their assets related to, gold mining and/or silver mining, hold real property or have mining projects that have the potential to produce at least 50% of the company's revenue from gold or silver mining when developed, or primarily invest in gold or silver. For the Semi-Annual Period, the MVIS Global Junior Gold Miners Index returned 1.66%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Junior Gold Miners Index Bull 3X Shares returned -8.66%, while the model indicated an expected return of -4.30%. The Direxion Daily Junior Gold Miners Index Bear 3X Shares returned -19.18%, while the model indicated an expected return of -21.10%.

The Direxion Daily MSCI Real Estate Bull 3X Shares and the Direxion Daily MSCI Real Estate Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the MSCI U.S. REIT IndexSM. The MSCI U.S. REIT IndexSM is a free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts ("REITs") that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The Index represents approximately 99% of the U.S. REIT universe. For the Semi-Annual Period, the MSCI U.S. REIT IndexSM returned -4.40%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI Real Estate Bull 3X Shares returned -18.28%, while the model indicated an expected return of -16.00%. The Direxion Daily MSCI Real Estate Bear 3X Shares returned 9.93%, while the model indicated an expected return of 7.15%.

The Direxion Daily Natural Gas Related Bull 3X Shares and the Direxion Daily Natural Gas Related Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the ISE-Revere Natural Gas IndexTM. The ISE-Revere Natural Gas IndexTM is developed and owned by ISE and is designed to take advantage of both event-driven news and long term trends in the natural gas industry. Equity securities are selected for inclusion in the index using a quantitative ranking and screening system that begins with the universe of equity securities of issuers that are involved in the exploration and production of natural gas and that satisfy market capitalization, liquidity and weighting concentration requirements. After the screens are applied, the remaining equity securities are divided into equity securities issued by MLPs and equity securities issued by non-MLPs, allocated to the index 15% and 85%, respectively. The index uses a linear-based capitalization-weighted methodology to rank the equity securities. For this Semi-Annual Period, the ISE-Revere Natural Gas IndexTM returned 3.03%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Natural Gas Related Bull 3X Shares returned -5.44%, while the model indicated an expected return of -2.76%. The Direxion Daily Natural Gas Related Bear 3X Shares returned -26.06%, while the model indicated an expected return of -27.62%.

The Direxion Daily Pharmaceutical & Medical Bull 3X Shares seeks to provide 300% of the daily return of the Dynamic Pharmaceutical Intellidex Index. The Dynamic Pharmaceutical Intellidex Index consists of common shares of companies that are principally engaged in research, development, manufacture, sale or distribution of pharmaceuticals and drugs of all types. The index may include pharmaceutical companies and other companies that facilitate the testing or regulatory

DIREXION SEMI-ANNUAL REPORT

approval of drugs. Since the Fund's inception on November 15, 2017, the Dynamic Pharmaceutical Intellidex Index returned -1.00%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Pharmaceutical & Medical Bull 3X Shares returned -10.92% for the same period, while the model indicated an expected return of -8.47%.

The Direxion Daily Regional Banks Bull 3X Shares and the Direxion Daily Regional Banks Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P Regional Banks Select Industry Index. The S&P Regional Banks Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard regional banks sub-industry. For the Semi-Annual Period, the S&P Regional Banks Select Industry Index returned 9.12%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Regional Banks Bull 3X Shares returned 17.91%, while the model indicated an expected return of 21.27%. The Direxion Daily Regional Banks Bear 3X Shares returned -31.22%, while the model indicated an expected return of -32.80%.

The Direxion Daily Retail Bull 3X Shares seeks to provide 300% of the daily return of the S&P Retail Select Industry Index, respectively. The S&P Retail Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard retail sub-industry. For the Semi-Annual Period, the S&P Retail Select Industry Index returned 15.24%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Retail Bull 3X Shares returned 39.97%, while the model indicated an expected return of 43.28%.

The Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares seeks to provide 300% of the daily return of the Indxx Global Robotics and Artificial Intelligence Thematic Index. The Indxx Global Robotics and Artificial Intelligence Thematic Index is designed to provide exposure to exchange-listed companies in developed markets that are expected to benefit from the adoption and utilization of robotics and/or artificial intelligence, including companies involved in developing industrial robots and production systems, automated inventory management, unmanned vehicles, voice/image/text recognition, and medical robots or robotic instruments, as defined by the index provider, Indxx. Companies must have a minimum market capitalization of $100 million and a minimum average daily turnover for the last 6 months greater than, or equal to, $2 million in order to be eligible for inclusion in the Index. Since the Fund's inception on April 19, 2018, the Indxx Global Robotics and Artificial Intelligence Thematic Index returned -5.60%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares returned -16.24% for the same period, while the model indicated an expected return of -16.05%.

The Direxion Daily S&P Biotech Bull 3X Shares and the Direxion Daily S&P Biotech Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P Biotechnology Select Industry Index. The S&P Biotechnology Select Industry Index is provided by Standard & Poor's and includes domestic companies from the biotechnology industry. The index is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards. For the Semi-Annual Period, the S&P Biotechnology Select Industry Index returned 4.01%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P Biotech Bull 3X Shares returned -2.39%, while the model indicated an expected return of -0.38%. The Direxion Daily S&P Biotech Bear 3X Shares returned -29.29%, while the model indicated an expected return of -30.31%.

The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares and the Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P Oil & Gas Exploration & Production Select Industry Index. The S&P Oil & Gas Exploration & Production Select Industry Index is provided by Standard & Poor's Index Provider and includes domestic companies from the oil and gas exploration and production sub-industry. The index is designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global

DIREXION SEMI-ANNUAL REPORT

Industry Classification Standards. For the Semi-Annual Period, the S&P Oil & Gas Exploration & Production Select Industry Index returned 15.45%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares returned 32.62%, while the model indicated an expected return of 35.41%. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares returned -48.96%, while the model indicated an expected return of -49.97%.

The Direxion Daily Semiconductor Bull 3X Shares and the Direxion Daily Semiconductor Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the PHLX Semiconductor Sector Index. The PHLX Semiconductor Sector Index measures the performance of domestic companies engaged in the design, distribution, manufacture and sale of semiconductors. For the Semi-Annual Period, the PHLX Semiconductor Index returned -1.74%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Semiconductor Bull 3X Shares returned -17.60%, while the model indicated an expected return of -15.34%. The Direxion Daily Semiconductor Bear 3X Shares returned -13.43%, while the model indicated an expected return of -15.45%.

The Direxion Daily Technology Bull 3X Shares and the Direxion Daily Technology Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Technology Select Sector Index. The Technology Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the technology sector which includes the following industries: computers and peripherals; software; diversified telecommunications services; communications equipment; semiconductors and semi-conductor equipment; internet software and services; IT services; electronic equipment, instruments and components; wireless telecommunication services; and office electronics. For the Semi-Annual Period, the Technology Select Sector Index returned 4.75%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Technology Bull 3X Shares returned 4.89%, while the model indicated an expected return of 7.94%. The Direxion Daily Technology Bear 3X Shares returned -21.29%, while the model indicated an expected return of -23.04%.

The Direxion Daily Transportation Bull 3X Shares seeks to provide 300% of the daily return of the Dow Jones Transportation Average. The Dow Jones Transportation Average is provided by Dow Jones U.S. Index and measures the performance of large, well-known companies within the transportation industry (e.g. shipping, railroad companies, airlines, etc.). For the Semi-Annual Period, the Dow Jones Transportation Average returned 7.56%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Transportation Bull 3X Shares returned 14.36%, while the model indicated an expected return of 17.65%.

The Direxion Daily Utilities Bull 3X Shares seeks to provide 300% of the daily return of the Utilities Select Sector Index. The Utilities Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the utilities sector which includes the following industries: electric utilities; multi-utilities; water utilities; independent power producers and energy trades; and gas utilities. For the Semi-Annual Period, the Utilities Select Sector Index returned -4.77%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Utilities Bull 3X Shares returned -18.48%, while the model indicated an expected return of -16.11%.

The Direxion Daily 7-10 Year Treasury Bull 3X Shares and the Direxion Daily 7-10 Year Treasury Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. For the Semi-Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned -3.14%. Given the daily investment

DIREXION SEMI-ANNUAL REPORT

objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily 7-10 Year Treasury Bull 3X Shares returned -10.49%, while the model indicated an expected return of -9.59%. The Direxion Daily 7-10 Year Treasury Bear 3X Shares returned 10.42%, while the model indicated and an expected return of 9.79%.

The Direxion Daily 20+ Year Treasury Bull 3X Shares and the Direxion Daily 20+ Year Treasury Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the ICE U.S. Treasury 20+ Year Bond Index. The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. For the Semi-Annual Period, the ICE U.S. Treasury 20+ Year Bond Index returned -2.78%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily 20+ Year Treasury Bull 3X Shares returned -11.88%, while the model indicated an expected return of -10.12%. The Direxion Daily 20+ Year Treasury Bear 3X Shares returned 8.20%, while the model indicated an expected return of 6.44%.

The Direxion Daily Emerging Markets Bond Bull 3X Shares seeks to provide 300% of the daily return of the J.P. Morgan EMBI® Global Core Index. The J.P. Morgan EMBI® Global Core Index is a U.S. Dollar-denominated emerging markets debt index that tracks the total return performance of actively-traded external debt instruments in emerging market countries. The index limits the weights of countries with higher outstanding debt and increases the weights of countries with lower outstanding debt. The index includes both fixed-rate and floating-rate instruments issued by sovereign and quasi-sovereign entities from index-eligible countries. For the Semi-Annual Period, the J.P. Morgan EMBI® Global Core Index returned -3.34%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Emerging Markets Bond Bull 3X Shares returned -12.39% for the same period, while the model indicated an expected return of -9.97%.

As always, we thank you for using the Direxion Shares and we look forward to our mutual success.

Best Regards,

Patrick Rudnick Principal Executive Officer Principal Financial Officer

Past performance is not indicative of future results. One cannot invest directly in an Index. Recent growth rate in the stock market has helped to produce short-term returns that are not typical, and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the ETFs before investing. This and other information can be found in the ETFs' statutory and summary prospectus. To obtain a prospectus, please visit www.direxioninvestments.com or call 1.866.476.7523.

There is no guarantee the ETFs will achieve their intended objective. Investing in the ETFs may be more volatile than investing in broadly diversified ETFs. The use of leverage by an ETF means the ETFs are riskier than alternatives which do not use leverage.

DIREXION SEMI-ANNUAL REPORT

Short-term performance, in particular, is not a good indication of the ETF's future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, ETF performance may be subject to substantial short-term changes. For additional information, see the ETF's prospectus.

The ETFs are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the ETFs should (a) understand the consequences of seeking daily investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments.

LIBOR (London Interbank Offered Rate) is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks. REIT (Real Estate Investment Trust).

An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs' investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. The ETF does not attempt to, and should not be expected to; provide returns which are a multiple of the return of the Index for periods other than a single day. For other risks including correlation, leverage, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The views of this letter were those of the Adviser as of April 30, 2018 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs' present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

April 30, 2018

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (November 1, 2017 to April 30, 2018).

Actual expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period November 1, 2017 to April 30, 2018" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the following table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period*
Direxion Daily Mid Cap Bull 3X Shares
Based on actual fund return	1.07%	$1,000.00	$1,025.30	$5.37
Based on hypothetical 5% return	1.07%	1,000.00	1,019.49	5.36
Direxion Daily Mid Cap Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	883.10	4.48
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily S&P 500® Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	1,048.30	5.08
Based on hypothetical 5% return	1.00%	1,000.00	1,019.84	5.01
Direxion Daily S&P 500® Bear 3X Shares
Based on actual fund return	0.94%	1,000.00	853.00	4.32
Based on hypothetical 5% return	0.94%	1,000.00	1,020.13	4.71
Direxion Daily Small Cap Bull 3X Shares
Based on actual fund return	1.04%	1,000.00	1,036.80	5.25
Based on hypothetical 5% return	1.04%	1,000.00	1,019.64	5.21
Direxion Daily Small Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	861.30	4.38
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

April 30, 2018

	Annualized Expense Ratio	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period*
Direxion Daily EURO STOXX 50® Bull 3X Shares
Based on actual fund return	0.97%	$1,000.00	$951.00	$4.69
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily FTSE China Bull 3X Shares
Based on actual fund return	1.08%	1,000.00	1,016.90	5.40
Based on hypothetical 5% return	1.08%	1,000.00	1,019.44	5.41
Direxion Daily FTSE China Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	755.40	4.18
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily FTSE Europe Bull 3X Shares
Based on actual fund return	1.02%	1,000.00	1,016.10	5.10
Based on hypothetical 5% return	1.02%	1,000.00	1,019.74	5.11
Direxion Daily Latin America Bull 3X Shares
Based on actual fund return	1.06%	1,000.00	1,170.70	5.71
Based on hypothetical 5% return	1.06%	1,000.00	1,019.54	5.31
Direxion Daily MSCI Brazil Bull 3X Shares
Based on actual fund return	1.20%	1,000.00	1,054.40	6.11
Based on hypothetical 5% return	1.20%	1,000.00	1,018.84	6.01
Direxion Daily MSCI Developed Markets Bull 3X Shares
Based on actual fund return	1.04%	1,000.00	1,028.00	5.23
Based on hypothetical 5% return	1.04%	1,000.00	1,019.64	5.21
Direxion Daily MSCI Developed Markets Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	899.90	4.48
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily MSCI Emerging Markets Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	1,005.70	4.97
Based on hypothetical 5% return	1.00%	1,000.00	1,019.84	5.01
Direxion Daily MSCI Emerging Markets Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	831.80	4.31
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily MSCI India Bull 3X Shares
Based on actual fund return	1.04%	1,000.00	918.80	4.95
Based on hypothetical 5% return	1.04%	1,000.00	1,019.64	5.21
Direxion Daily MSCI Japan Bull 3X Shares
Based on actual fund return	1.02%	1,000.00	1,058.40	5.21
Based on hypothetical 5% return	1.02%	1,000.00	1,019.74	5.11
Direxion Daily MSCI Mexico Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,014.60	4.75
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily MSCI South Korea Bull 3X Shares
Based on actual fund return	1.08%	1,000.00	1,006.50	5.37
Based on hypothetical 5% return	1.08%	1,000.00	1,019.44	5.41
Direxion Daily Russia Bull 3X Shares
Based on actual fund return	1.07%	1,000.00	890.30	5.01
Based on hypothetical 5% return	1.07%	1,000.00	1,019.49	5.36
Direxion Daily Russia Bear 3X Shares
Based on actual fund return	0.97%	1,000.00	817.60	4.37
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Aerospace & Defense Bull 3X Shares
Based on actual fund return	1.03%	1,000.00	1,143.90	5.48
Based on hypothetical 5% return	1.03%	1,000.00	1,019.69	5.16
Direxion Daily Energy Bull 3X Shares
Based on actual fund return	1.04%	1,000.00	1,225.10	5.74
Based on hypothetical 5% return	1.04%	1,000.00	1,019.64	5.21

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

April 30, 2018

	Annualized Expense Ratio	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period*
Direxion Daily Energy Bear 3X Shares
Based on actual fund return	0.97%	$1,000.00	$678.70	$4.04
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Financial Bull 3X Shares
Based on actual fund return	1.02%	1,000.00	1,054.80	5.20
Based on hypothetical 5% return	1.02%	1,000.00	1,019.74	5.11
Direxion Daily Financial Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	838.50	4.33
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Gold Miners Index Bull 3X Shares
Based on actual fund return	0.94%	1,000.00	867.80	4.35
Based on hypothetical 5% return	0.94%	1,000.00	1,020.13	4.71
Direxion Daily Gold Miners Index Bear 3X Shares
Based on actual fund return	1.00%	1,000.00	895.60	4.70
Based on hypothetical 5% return	1.00%	1,000.00	1,019.84	5.01
Direxion Daily Healthcare Bull 3X Shares
Based on actual fund return	1.01%	1,000.00	993.60	4.99
Based on hypothetical 5% return	1.01%	1,000.00	1,019.79	5.06
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Based on actual fund return	1.01%	1,000.00	826.80	4.57
Based on hypothetical 5% return	1.01%	1,000.00	1,019.79	5.06
Direxion Daily Industrials Bull 3X Shares
Based on actual fund return	1.01%	1,000.00	984.70	4.97
Based on hypothetical 5% return	1.01%	1,000.00	1,019.79	5.06
Direxion Daily Junior Gold Miners Index Bull 3X Shares
Based on actual fund return	0.94%	1,000.00	913.40	4.46
Based on hypothetical 5% return	0.94%	1,000.00	1,020.13	4.71
Direxion Daily Junior Gold Miners Index Bear 3X Shares
Based on actual fund return	1.00%	1,000.00	808.20	4.48
Based on hypothetical 5% return	1.00%	1,000.00	1,019.84	5.01
Direxion Daily MSCI Real Estate Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	817.20	4.46
Based on hypothetical 5% return	0.99%	1,000.00	1,019.89	4.96
Direxion Daily MSCI Real Estate Bear 3X Shares
Based on actual fund return	1.01%	1,000.00	1,099.30	5.26
Based on hypothetical 5% return	1.01%	1,000.00	1,019.79	5.06
Direxion Daily Natural Gas Related Bull 3X Shares
Based on actual fund return	1.10%	1,000.00	945.60	5.31
Based on hypothetical 5% return	1.10%	1,000.00	1,019.34	5.51
Direxion Daily Natural Gas Related Bear 3X Shares
Based on actual fund return	1.01%	1,000.00	739.40	4.36
Based on hypothetical 5% return	1.01%	1,000.00	1,019.79	5.06
Direxion Daily Pharmaceutical & Medical Bull 3X Shares[1]
Based on actual fund return	0.95%	1,000.00	890.80	4.11
Based on hypothetical 5% return	0.95%	1,000.00	1,018.53	4.39
Direxion Daily Regional Banks Bull 3X Shares
Based on actual fund return	1.02%	1,000.00	1,179.10	5.51
Based on hypothetical 5% return	1.02%	1,000.00	1,019.74	5.11
Direxion Daily Regional Banks Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	687.80	3.98
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Retail Bull 3X Shares
Based on actual fund return	1.01%	1,000.00	1,399.70	6.01
Based on hypothetical 5% return	1.01%	1,000.00	1,019.79	5.06

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

April 30, 2018

	Annualized Expense Ratio	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period*
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares[2]
Based on actual fund return	0.95%	$1,000.00	$837.60	$0.29
Based on hypothetical 5% return	0.95%	1,000.00	1,001.33	0.31
Direxion Daily S&P Biotech Bull 3X Shares
Based on actual fund return	1.09%	1,000.00	976.10	5.34
Based on hypothetical 5% return	1.09%	1,000.00	1,019.39	5.46
Direxion Daily S&P Biotech Bear 3X Shares
Based on actual fund return	1.04%	1,000.00	707.10	4.40
Based on hypothetical 5% return	1.04%	1,000.00	1,019.64	5.21
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	1,326.20	5.77
Based on hypothetical 5% return	1.00%	1,000.00	1,019.84	5.01
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Based on actual fund return	1.01%	1,000.00	510.40	3.78
Based on hypothetical 5% return	1.01%	1,000.00	1,019.79	5.06
Direxion Daily Semiconductor Bull 3X Shares
Based on actual fund return	1.08%	1,000.00	824.00	4.88
Based on hypothetical 5% return	1.08%	1,000.00	1,019.44	5.41
Direxion Daily Semiconductor Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	865.70	4.39
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Technology Bull 3X Shares
Based on actual fund return	1.07%	1,000.00	1,048.90	5.44
Based on hypothetical 5% return	1.07%	1,000.00	1,019.49	5.36
Direxion Daily Technology Bear 3X Shares
Based on actual fund return	0.98%	1,000.00	787.10	4.34
Based on hypothetical 5% return	0.98%	1,000.00	1,019.94	4.91
Direxion Daily Transportation Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,143.60	5.05
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Utilities Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	815.20	4.32
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	895.10	4.70
Based on hypothetical 5% return	1.00%	1,000.00	1,019.84	5.01
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Based on actual fund return	1.00%	1,000.00	1,104.20	5.22
Based on hypothetical 5% return	1.00%	1,000.00	1,019.84	5.01
Direxion Daily 20+ Year Treasury Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	881.20	4.66
Based on hypothetical 5% return	1.00%	1,000.00	1,019.84	5.01
Direxion Daily 20+ Year Treasury Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	1,082.00	4.96
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Emerging Markets Bond Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	876.10	4.51
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of November 1, 2017 to April 30, 2018), then divided by 365.

1  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period from November 15, 2017 (commencement of operations) to April 30, 2018, multiplied by 167 days (the number of days since commencement of operations to April 30, 2018), then divided by 365.

2  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period from April 19, 2018 (commencement of operations) to April 30, 2018, multiplied by 12 days (the number of days since commencement of operations to April 30, 2018), then divided by 365.

DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings (Unaudited)

April 30, 2018

	Cash*	Common Stocks	Futures	Investment Companies	Master Limited Partnerships	Swaps	Total
Direxion Daily Mid Cap Bull 3X Shares	36%	—	—	62%	—	2%	100%
Direxion Daily Mid Cap Bear 3X Shares	99%	—	—	—	—	1%	100%
Direxion Daily S&P 500® Bull 3X Shares	27%	—	(1)%	71%	—	3%	100%
Direxion Daily S&P 500® Bear 3X Shares	102%	—	—	0%	—	(2)%	100%
Direxion Daily Small Cap Bull 3X Shares	35%	—	—	61%	—	4%	100%
Direxion Daily Small Cap Bear 3X Shares	104%	—	—	—	—	(4)%	100%
Direxion Daily EURO STOXX 50® Bull 3X Shares	37%	—	—	67%	—	(4)%	100%
Direxion Daily FTSE China Bull 3X Shares	28%	—	—	70%	—	2%	100%
Direxion Daily FTSE China Bear 3X Shares	102%	—	—	—	—	(2)%	100%
Direxion Daily FTSE Europe Bull 3X Shares	43%	—	—	51%	—	6%	100%
Direxion Daily Latin America Bull 3X Shares	35%	—	—	69%	—	(4)%	100%
Direxion Daily MSCI Brazil Bull 3X Shares	22%	—	—	68%	—	10%	100%
Direxion Daily MSCI Developed Markets Bull 3X Shares	34%	—	—	65%	—	1%	100%
Direxion Daily MSCI Developed Markets Bear 3X Shares	103%	—	—	—	—	(3)%	100%
Direxion Daily MSCI Emerging Markets Bull 3X Shares	31%	—	—	70%	—	(1)%	100%
Direxion Daily MSCI Emerging Markets Bear 3X Shares	95%	—	—	—	—	5%	100%
Direxion Daily MSCI India Bull 3X Shares	40%	—	—	55%	—	5%	100%
Direxion Daily MSCI Japan Bull 3X Shares	42%	—	—	59%	—	(1)%	100%
Direxion Daily MSCI Mexico Bull 3X Shares	31%	—	—	64%	—	5%	100%
Direxion Daily MSCI South Korea Bull 3X Shares	40%	—	—	58%	—	2%	100%
Direxion Daily Russia Bull 3X Shares	40%	—	—	64%	—	(4)%	100%
Direxion Daily Russia Bear 3X Shares	103%	—	—	—	—	(3)%	100%
Direxion Daily Aerospace & Defense Bull 3X Shares	29%	80%	—	—	—	(9)%	100%
Direxion Daily Energy Bull 3X Shares	34%	—	—	54%	—	12%	100%
Direxion Daily Energy Bear 3X Shares	115%	—	—	—	—	(15)%	100%
Direxion Daily Financial Bull 3X Shares	27%	70%	—	—	—	3%	100%
Direxion Daily Financial Bear 3X Shares	105%	—	—	—	—	(5)%	100%
Direxion Daily Gold Miners Index Bull 3X Shares	79%	—	—	22%	—	(1)%	100%
Direxion Daily Gold Miners Index Bear 3X Shares	93%	—	—	—	—	7%	100%
Direxion Daily Healthcare Bull 3X Shares	38%	—	—	61%	—	1%	100%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	36%	63%	—	—	—	1%	100%
Direxion Daily Industrials Bull 3X Shares	29%	—	—	77%	—	(6)%	100%
Direxion Daily Junior Gold Miners Index Bull 3X Shares	89%	—	—	9%	—	2%	100%
Direxion Daily Junior Gold Miners Index Bear 3X Shares	97%	—	—	—	—	3%	100%
Direxion Daily MSCI Real Estate Bull 3X Shares	29%	66%	—	—	—	5%	100%
Direxion Daily MSCI Real Estate Bear 3X Shares	101%	—	—	—	—	(1)%	100%
Direxion Daily Natural Gas Related Bull 3X Shares	57%	25%	—	—	3%	15%	100%
Direxion Daily Natural Gas Related Bear 3X Shares	105%	—	—	—	—	(5)%	100%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	19%	82%	—	—	—	(1)%	100%
Direxion Daily Regional Banks Bull 3X Shares	41%	58%	—	—	—	1%	100%
Direxion Daily Regional Banks Bear 3X Shares	98%	—	—	—	—	2%	100%
Direxion Daily Retail Bull 3X Shares	40%	57%	—	—	—	3%	100%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	57%	—	—	57%	—	(14)%	100%
Direxion Daily S&P Biotech Bull 3X Shares	67%	—	—	29%	—	4%	100%
Direxion Daily S&P Biotech Bear 3X Shares	110%	—	—	—	—	(10)%	100%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	47%	—	—	22%	—	31%	100%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	125%	—	—	—	—	(25)%	100%
Direxion Daily Semiconductor Bull 3X Shares	21%	80%	—	—	—	(1)%	100%
Direxion Daily Semiconductor Bear 3X Shares	100%	—	—	—	—	0%**	100%
Direxion Daily Technology Bull 3X Shares	34%	—	—	65%	—	1%	100%
Direxion Daily Technology Bear 3X Shares	103%	—	—	—	—	(3)%	100%
Direxion Daily Transportation Bull 3X Shares	30%	75%	—	—	—	(5)%	100%
Direxion Daily Utilities Bull 3X Shares	48%	—	—	49%	—	3%	100%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	70%	—	—	39%	—	(9)%	100%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	94%	—	—	—	—	6%	100%
Direxion Daily 20+ Year Treasury Bull 3X Shares	46%	—	—	53%	—	1%	100%
Direxion Daily 20+ Year Treasury Bear 3X Shares	91%	—	—	—	—	9%	100%
Direxion Daily Emerging Markets Bond Bull 3X Shares	32%	—	—	69%	—	(1)%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash, cash equivalents and other assets less liabilities.

**  Less than 0.5%.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 61.8%
198,218	iShares Core S&P Mid-Cap ETF	$37,058,837
	TOTAL INVESTMENT COMPANIES (Cost $37,194,515)	$37,058,837
SHORT TERM INVESTMENTS - 28.9%
Money Market Funds - 28.9%
9,670,583	Dreyfus Government Cash Management, 1.60% (a)	$9,670,583
7,632,653	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	7,632,653
	TOTAL SHORT TERM INVESTMENTS (Cost $17,303,236) (b)	$17,303,236
	TOTAL INVESTMENTS (Cost $54,497,751) - 90.7%	$54,362,073
	Other Assets in Excess of Liabilities - 9.3%	5,612,377
	TOTAL NET ASSETS - 100.0%	$59,974,450

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,303,236.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P MidCap 400® Index	2.2983% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/6/2018	11,123	$21,337,529	$(555,464)
Total return of S&P MidCap 400® Index	2.1471% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/17/2018	30,861	57,379,914	370,381
Total return of S&P MidCap 400® Index	2.2271% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	20,224	37,117,309	715,411
Total return of S&P MidCap 400® Index	2.2271% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	14,091	25,861,353	498,230
					$141,696,105	$1,028,558

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 67.1%
Money Market Funds - 67.1%
525,833	Dreyfus Government Cash Management, 1.60% (a)	$525,833
1,847,045	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	1,847,045
	TOTAL SHORT TERM INVESTMENTS (Cost $2,372,878) (b)	$2,372,878
	TOTAL INVESTMENTS (Cost $2,372,878) - 67.1%	$2,372,878
	Other Assets in Excess of Liabilities - 32.9%	1,164,090
	TOTAL NET ASSETS - 100.0%	$3,536,968

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,372,878.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.7971% representing 1 month LIBOR rate + spread	Total return of S&P MidCap 400® Index	Deutsche Bank AG London	12/6/2018	1,108	$2,066,764	$(7,214)
1.9771% representing 1 month LIBOR rate + spread	Total return of S&P MidCap 400® Index	Credit Suisse International	12/17/2018	3,736	7,027,795	35,981
1.7671% representing 1 month LIBOR rate + spread	Total return of S&P MidCap 400® Index	BNP Paribas	1/16/2019	823	1,552,729	12,345
					$10,647,288	$41,112

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 71.2%
2,999,503	SPDR® S&P 500® ETF Trust	$798,797,644
	TOTAL INVESTMENT COMPANIES (Cost $794,847,303)	$798,797,644
SHORT TERM INVESTMENTS - 18.4%
Money Market Funds - 18.4%
43,388,560	Dreyfus Government Cash Management, 1.60% (a)	$43,388,560
163,076,038	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	163,076,038
	TOTAL SHORT TERM INVESTMENTS (Cost $206,464,598) (b)	$206,464,598
	TOTAL INVESTMENTS (Cost $1,001,311,901) - 89.6%	$1,005,262,242
	Other Assets in Excess of Liabilities - 10.4%	115,927,691
	TOTAL NET ASSETS - 100.0%	$1,121,189,933

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $206,464,598.

(c)  $12,504,800 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

April 30, 2018

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ Payable, Net	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index	6/15/2018	1,960	$273,319,550	$(2,205,000)	$(13,962,550)

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.4483% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/4/2018	25,000	$69,089,015	$(2,975,724)
Total return of S&P 500® Index	2.3971% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/14/2018	233,903	603,909,478	15,038,564
Total return of S&P 500® Index	2.4171% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	298,765	779,168,524	11,403,544
Total return of S&P 500® Index	2.3471% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	176,078	463,888,056	2,237,187
Total return of S&P 500® Index	2.4871% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	118,891	309,493,691	5,082,978
Total return of S&P 500® Index	2.3471% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	17,976	47,950,501	(357,255)
					$2,273,499,265	$30,429,294

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 53.5%
Money Market Funds - 53.5%
43,094,709	Dreyfus Government Cash Management, 1.60% (a)	$43,094,709
111,070,636	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	111,070,636
	TOTAL SHORT TERM INVESTMENTS (Cost $154,165,345) (b)	$154,165,345
	TOTAL INVESTMENTS (Cost $154,165,345) - 53.5%	$154,165,345
	Other Assets in Excess of Liabilities - 46.5%	133,737,676
	TOTAL NET ASSETS - 100.0%	$287,903,021

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $154,165,345.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.2483% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/4/2018	30,799	$84,973,140	$3,481,882
2.1971% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Deutsche Bank AG London	12/4/2018	38,147	100,775,173	(186,783)
2.1971% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/18/2018	257,227	671,766,971	(8,941,829)
					$857,515,284	$(5,646,730)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 61.1%
3,041,605	iShares Russell 2000 ETF (a)	$466,338,879
	TOTAL INVESTMENT COMPANIES (Cost $465,087,183)	$466,338,879
SHORT TERM INVESTMENTS - 37.3%
Money Market Funds - 37.3%
195,692,614	Dreyfus Government Cash Management, 1.60% (b)(c)	$195,692,614
89,601,529	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (b)	89,601,529
	TOTAL SHORT TERM INVESTMENTS (Cost $285,294,143) (d)	$285,294,143
	TOTAL INVESTMENTS (Cost $750,381,326) - 98.4%	$751,633,022
	Other Assets in Excess of Liabilities - 1.6%	12,226,276
	TOTAL NET ASSETS - 100.0%	$763,859,298

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at April 30, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amount of $262,214,504.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	2.0483% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/7/2018	222,052	$335,778,781	$5,993,098
Total return of Russell 2000® Index	2.3471% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	279,141	418,242,495	11,607,890
Total return of Russell 2000® Index	2.1871% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	130,059	194,117,089	6,179,321
Total return of Russell 2000® Index	2.0071% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/21/2018	59,875	92,212,531	14,378
Total return of Russell 2000® Index	2.2171% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	270,654	411,425,147	5,714,396
Total return of Russell 2000® Index	1.7971% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	162,003	247,933,442	1,540,788
Total return of Russell 2000® Index	1.7971% representing 1 month LIBOR rate + spread	BNP Paribas	2/20/2019	60,000	90,124,361	2,338,255
					$1,789,833,846	$33,388,126
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 64.2%
Money Market Funds - 64.2%
136,778,890	Dreyfus Government Cash Management, 1.60% (a)	$136,778,890
109,045,979	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	109,045,979
	TOTAL SHORT TERM INVESTMENTS (Cost $245,824,869) (b)	$245,824,869
	TOTAL INVESTMENTS (Cost $245,824,869) - 64.2%	$245,824,869
	Other Assets in Excess of Liabilities - 35.8%	137,111,208
	TOTAL NET ASSETS - 100.0%	$382,936,077

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $245,824,869.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.1471% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/6/2018	207,804	$313,551,922	$(6,368,900)
1.6971% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Deutsche Bank AG London	12/6/2018	37,676	56,689,401	(1,377,466)
1.8483% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/7/2018	220,968	333,537,358	(6,841,957)
1.8971% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/10/2018	121,030	189,133,192	2,574,406
1.9471% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse International	12/17/2018	37,607	57,577,397	(360,290)
1.5971% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	1/16/2019	1,736	2,707,790	33,287
1.5971% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	1/16/2019	118,264	180,994,182	(1,261,495)
					$1,134,191,242	$(13,602,415)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily EURO STOXX 50® Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 66.6%
64,267	SPDR® EURO STOXX 50® ETF	$2,673,507
	TOTAL INVESTMENT COMPANIES (Cost $2,564,525)	$2,673,507
SHORT TERM INVESTMENTS - 27.1%
Money Market Funds - 27.1%
2	Dreyfus Government Cash Management, 1.60% (a)	$2
1,087,796	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	1,087,796
	TOTAL SHORT TERM INVESTMENTS (Cost $1,087,798) (b)	$1,087,798
	TOTAL INVESTMENTS (Cost $3,652,323) - 93.7%	$3,761,305
	Other Assets in Excess of Liabilities - 6.3%	254,749
	TOTAL NET ASSETS - 100.0%	$4,016,054

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,087,798.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of SPDR® EURO STOXX 50® ETF	2.3971% representing 1 month LIBOR rate + spread	Credit Suisse International	12/18/2018	225,353	$9,487,213	$(141,878)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 69.9%
4,693,851	iShares China Large-Cap ETF (a)	$220,282,427
	TOTAL INVESTMENT COMPANIES (Cost $224,821,529)	$220,282,427
SHORT TERM INVESTMENTS - 19.4%
Money Market Funds - 19.4%
21,213,593	Dreyfus Government Cash Management, 1.60% (b)(c)	$21,213,593
39,765,716	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (b)	39,765,716
	TOTAL SHORT TERM INVESTMENTS (Cost $60,979,309) (d)	$60,979,309
	TOTAL INVESTMENTS (Cost $285,800,838) - 89.3%	$281,261,736
	Other Assets in Excess of Liabilities - 10.7%	33,766,452
	TOTAL NET ASSETS - 100.0%	$315,028,188

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at April 30, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $57,017,677.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares China Large-Cap ETF	1.8971% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	8,032,512	$371,182,379	$5,239,319
Total return of iShares China Large-Cap ETF	1.6671% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	6,393,076	298,172,210	1,556,169
Total return of iShares China Large-Cap ETF	1.3971% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	1,018,742	48,003,123	(265,419)
					$717,357,712	$6,530,069

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 61.8%
Money Market Funds - 61.8%
28,216,682	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)(b)	$28,216,682
	TOTAL SHORT TERM INVESTMENTS (Cost $28,216,682)	$28,216,682
	TOTAL INVESTMENTS (Cost $28,216,682) - 61.8%	$28,216,682
	Other Assets in Excess of Liabilities - 38.2%	17,470,306
	TOTAL NET ASSETS - 100.0%	$45,686,988

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,216,682.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.3671% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	Credit Suisse International	12/19/2018	2,920,554	$136,032,532	$(892,786)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 51.0%
547,015	Vanguard FTSE Europe ETF	$32,492,691
	TOTAL INVESTMENT COMPANIES (Cost $33,683,661)	$32,492,691
SHORT TERM INVESTMENTS - 16.3%
Money Market Funds - 16.3%
7,652,855	Dreyfus Government Cash Management, 1.60% (a)	$7,652,855
2,748,400	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	2,748,400
	TOTAL SHORT TERM INVESTMENTS (Cost $10,401,255) (b)	$10,401,255
	TOTAL INVESTMENTS (Cost $44,084,916) - 67.3%	$42,893,946
	Other Assets in Excess of Liabilities - 32.7%	20,755,805
	TOTAL NET ASSETS - 100.0%	$63,649,751

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,401,255.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Vanguard FTSE Europe ETF	2.3971% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2018	2,035,556	$117,459,308	$3,592,792
Total return of Vanguard FTSE Europe ETF	2.4483% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/26/2018	423,840	25,240,731	(46,856)
Total return of Vanguard FTSE Europe ETF	2.1471% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	133,427	7,838,836	69,774
Total return of Vanguard FTSE Europe ETF	2.1471% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	56,155	3,343,576	(11,538)
Total return of Vanguard FTSE Europe ETF	2.1471% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	18,678	1,114,424	(5,896)
					$154,996,875	$3,598,276

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Latin America Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 69.4%
362,043	iShares Latin America 40 ETF	$13,283,357
	TOTAL INVESTMENT COMPANIES (Cost $13,249,892)	$13,283,357
SHORT TERM INVESTMENTS - 28.1%
Money Market Funds - 28.1%
1,751,181	Dreyfus Government Cash Management, 1.60% (a)	$1,751,181
3,633,874	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	3,633,874
	TOTAL SHORT TERM INVESTMENTS (Cost $5,385,055) (b)	$5,385,055
	TOTAL INVESTMENTS (Cost $18,634,947) - 97.5%	$18,668,412
	Other Assets in Excess of Liabilities - 2.5%	466,641
	TOTAL NET ASSETS - 100.0%	$19,135,053

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,385,055.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares Latin America 40 ETF	2.1471% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	334,087	$12,805,555	$(584,685)
Total return of iShares Latin America 40 ETF	2.0999% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	631,715	23,275,269	(105,438)
Total return of iShares Latin America 40 ETF	2.5471% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	236,774	8,755,903	(85,934)
					$44,836,727	$(776,057)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Brazil Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 67.7%
2,329,831	iShares MSCI Brazil Capped ETF	$98,551,852
	TOTAL INVESTMENT COMPANIES (Cost $105,672,560)	$98,551,852
SHORT TERM INVESTMENTS - 30.9%
Money Market Funds - 30.9%
6,104,166	Dreyfus Government Cash Management, 1.60% (a)	$6,104,166
38,897,192	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	38,897,192
	TOTAL SHORT TERM INVESTMENTS (Cost $45,001,358) (b)	$45,001,358
	TOTAL INVESTMENTS (Cost $150,673,918) - 98.6%	$143,553,210
	Other Assets in Excess of Liabilities - 1.4%	1,972,039
	TOTAL NET ASSETS - 100.0%	$145,525,249

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $45,001,358.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Brazil Capped ETF	2.2983% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2018	244,342	$10,408,282	$(140,743)
Total return of iShares MSCI Brazil Capped ETF	2.3971% representing 1 month LIBOR rate + spread	Citibank N.A.	12/7/2018	367,978	15,829,339	(355,260)
Total return of iShares MSCI Brazil Capped ETF	1.8971% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	4,558,188	177,648,439	15,863,531
Total return of iShares MSCI Brazil Capped ETF	2.1971% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	1,490,926	62,589,074	396,880
Total return of iShares MSCI Brazil Capped ETF	1.8971% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	274,412	11,538,588	85,645
Total return of iShares MSCI Brazil Capped ETF	1.8971% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	1,055,510	45,438,653	(810,518)
					$323,452,375	$15,039,535

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Developed Markets Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 64.9%
295,889	iShares MSCI EAFE ETF	$20,931,188
	TOTAL INVESTMENT COMPANIES (Cost $21,170,688)	$20,931,188
SHORT TERM INVESTMENTS - 36.3%
Money Market Funds - 36.3%
11,706,557	Dreyfus Government Cash Management, 1.60% (a)	$11,706,557
768	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	768
	TOTAL SHORT TERM INVESTMENTS (Cost $11,707,325) (b)	$11,707,325
	TOTAL INVESTMENTS (Cost $32,878,013) - 101.2%	$32,638,513
	Liabilities in Excess of Other Assets - (1.2)%	(387,770)
	TOTAL NET ASSETS - 100.0%	$32,250,743

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,707,325.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI EAFE ETF	2.0971% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/3/2018	489,790	$34,339,177	$410,073
Total return of iShares MSCI EAFE ETF	2.2771% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2018	345,999	24,592,626	(133,020)
Total return of iShares MSCI EAFE ETF	2.3671% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	236,036	16,532,355	158,304
					$75,464,158	$435,357

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Developed Markets Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 58.1%
Money Market Funds - 58.1%
1,908,873	Dreyfus Government Cash Management, 1.60% (a)	$1,908,873
38,089	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	38,089
	TOTAL SHORT TERM INVESTMENTS (Cost $1,946,962) (b)	$1,946,962
	TOTAL INVESTMENTS (Cost $1,946,962) - 58.1%	$1,946,962
	Other Assets in Excess of Liabilities - 41.9%	1,404,700
	TOTAL NET ASSETS - 100.0%	$3,351,662

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,946,962.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.0371% representing 1 month LIBOR rate + spread	Total return of iShares MSCI EAFE ETF	Credit Suisse International	12/17/2018	3,862	$262,345	$(10,325)
1.8671% representing 1 month LIBOR rate + spread	Total return of iShares MSCI EAFE ETF	Citibank N.A.	12/24/2018	138,279	9,675,023	(93,380)
					$9,937,368	$(103,705)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 70.4%
4,919,949	iShares MSCI Emerging Markets ETF	$230,844,006
	TOTAL INVESTMENT COMPANIES (Cost $231,455,608)	$230,844,006
SHORT TERM INVESTMENTS - 20.1%
Money Market Funds - 20.1%
19,596,734	Dreyfus Government Cash Management, 1.60% (a)	$19,596,734
46,318,315	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	46,318,315
	TOTAL SHORT TERM INVESTMENTS (Cost $65,915,049) (b)	$65,915,049
	TOTAL INVESTMENTS (Cost $297,370,657) - 90.5%	$296,759,055
	Other Assets in Excess of Liabilities - 9.5%	31,135,381
	TOTAL NET ASSETS - 100.0%	$327,894,436

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $65,915,049.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Emerging Markets ETF	1.9471% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	1,371,702	$65,565,035	$(1,273,262)
Total return of iShares MSCI Emerging Markets ETF	2.0999% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	10,140,060	473,135,200	2,470,828
Total return of iShares MSCI Emerging Markets ETF	1.9271% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	2,020,259	95,780,479	(1,132,653)
Total return of iShares MSCI Emerging Markets ETF	1.7571% representing 1 month LIBOR rate + spread	BNP Paribas	3/20/2019	1,040,407	50,689,993	(2,006,711)
Total return of iShares MSCI Emerging Markets ETF	1.7571% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	41,104	1,937,619	(10,988)
Total return of iShares MSCI Emerging Markets ETF	1.7571% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	1,431,815	68,043,115	(885,256)
					$755,151,441	$(2,838,042)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 60.6%
Money Market Funds - 60.6%
17,895,749	Dreyfus Government Cash Management, 1.60% (a)	$17,895,749
23,925,647	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	23,925,647
	TOTAL SHORT TERM INVESTMENTS (Cost $41,821,396) (b)	$41,821,396
	TOTAL INVESTMENTS (Cost $41,821,396) - 60.6%	$41,821,396
	Other Assets in Excess of Liabilities - 39.4%	27,241,764
	TOTAL NET ASSETS - 100.0%	$69,063,160

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,821,396.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.6971% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/7/2018	1,893,159	$89,478,738	$655,974
1.6471% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/20/2018	934,328	44,112,557	305,584
1.5471% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	2/20/2019	52,182	2,469,280	28,642
1.5471% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	3/20/2019	1,208,145	58,985,274	2,436,680
1.5471% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	5/15/2019	203,062	9,594,791	70,420
1.5471% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	5/15/2019	125,010	5,864,296	(1,173)
					$210,504,936	$3,496,127

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI India Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 54.6%
1,844,889	iShares MSCI India ETF	$64,478,871
	TOTAL INVESTMENT COMPANIES (Cost $64,134,892)	$64,478,871
SHORT TERM INVESTMENTS - 17.4%
Money Market Funds - 17.4%
93,335	Dreyfus Government Cash Management, 1.60% (a)	$93,335
20,483,417	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	20,483,417
	TOTAL SHORT TERM INVESTMENTS (Cost $20,576,752) (b)	$20,576,752
	TOTAL INVESTMENTS (Cost $84,711,644) - 72.0%	$85,055,623
	Other Assets in Excess of Liabilities - 28.0%	32,984,823
	TOTAL NET ASSETS - 100.0%	$118,040,446

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,576,752.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI India ETF	2.4471% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	5,244,086	$178,673,787	$4,307,540
Total return of iShares MSCI India ETF	2.4971% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	3,043,245	104,322,439	1,618,787
					$282,996,226	$5,926,327

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Japan Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 58.7%
257,479	iShares MSCI Japan ETF	$15,613,527
	TOTAL INVESTMENT COMPANIES (Cost $15,574,713)	$15,613,527
SHORT TERM INVESTMENTS - 20.7%
Money Market Funds - 20.7%
2,325,279	Dreyfus Government Cash Management, 1.60% (a)	$2,325,279
3,171,712	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	3,171,712
	TOTAL SHORT TERM INVESTMENTS (Cost $5,496,991) (b)	$5,496,991
	TOTAL INVESTMENTS (Cost $21,071,704) - 79.4%	$21,110,518
	Other Assets in Excess of Liabilities - 20.6%	5,485,509
	TOTAL NET ASSETS - 100.0%	$26,596,027

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,496,991.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Japan ETF	2.0971% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/5/2018	167,639	$10,164,864	$(40,184)
Total return of iShares MSCI Japan ETF	2.1971% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	890,653	54,104,427	(225,399)
					$64,269,291	$(265,583)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Mexico Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 64.2%
205,964	iShares MSCI Mexico ETF (a)	$10,627,743
	TOTAL INVESTMENT COMPANIES (Cost $10,928,116)	$10,627,743
SHORT TERM INVESTMENTS - 9.5%
Money Market Funds - 9.5%
1,250,476	Dreyfus Government Cash Management, 1.60% (b)(c)	$1,250,476
324,619	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (b)	324,619
	TOTAL SHORT TERM INVESTMENTS (Cost $1,575,095) (d)	$1,575,095
	TOTAL INVESTMENTS (Cost $12,503,211) - 73.7%	$12,202,838
	Other Assets in Excess of Liabilities - 26.3%	4,362,178
	TOTAL NET ASSETS - 100.0%	$16,565,016

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at April 30, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,514,622.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Mexico Capped ETF	1.7971% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	673,226	$33,804,518	$886,999
Total return of iShares MSCI Mexico Capped ETF	2.1483% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	2/25/2019	83,894	4,357,868	(30,745)
					$38,162,386	$856,254

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI South Korea Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 58.0%
156,207	iShares MSCI South Korea Capped ETF	$11,809,249
	TOTAL INVESTMENT COMPANIES (Cost $11,881,438)	$11,809,249
SHORT TERM INVESTMENTS - 40.6%
Money Market Funds - 40.6%
18,700	Dreyfus Government Cash Management, 1.60% (a)	$18,700
8,248,458	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	8,248,458
	TOTAL SHORT TERM INVESTMENTS (Cost $8,267,158) (b)	$8,267,158
	TOTAL INVESTMENTS (Cost $20,148,596) - 98.6%	$20,076,407
	Other Assets in Excess of Liabilities - 1.4%	289,779
	TOTAL NET ASSETS - 100.0%	$20,366,186

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,267,158.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI South Korea Capped ETF	2.3999% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	218,042	$15,973,757	$503,829
Total return of iShares MSCI South Korea Capped ETF	2.1471% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	39,101	2,939,653	15,679
Total return of iShares MSCI South Korea Capped ETF	2.1471% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	394,836	29,945,459	(116,374)
					$48,858,869	$403,134

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Russia Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 63.8%
5,060,340	VanEck VectorsTM Russia ETF	$106,368,347
	TOTAL INVESTMENT COMPANIES (Cost $111,269,030)	$106,368,347
SHORT TERM INVESTMENTS - 32.6%
Money Market Funds - 32.6%
29,777,340	Dreyfus Government Cash Management, 1.60% (a)	$29,777,340
24,523,633	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	24,523,633
	TOTAL SHORT TERM INVESTMENTS (Cost $54,300,973) (b)	$54,300,973
	TOTAL INVESTMENTS (Cost $165,570,003) - 96.4%	$160,669,320
	Other Assets in Excess of Liabilities - 3.6%	5,944,634
	TOTAL NET ASSETS - 100.0%	$166,613,954

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $54,300,973.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck VectorsTM Russia ETF	2.3871% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2018	3,000,000	$64,213,258	$(1,322,594)
Total return of VanEck VectorsTM Russia ETF	2.1171% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	1,300,000	28,730,000	292,050
Total return of VanEck VectorsTM Russia ETF	2.3599% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	6,633,116	139,161,200	213,342
Total return of VanEck VectorsTM Russia ETF	2.4871% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	4,095,818	88,642,230	(2,721,882)
Total return of iShares MSCI Russia Capped ETF	3.0983% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	3/26/2019	625,000	23,481,250	(2,828,209)
Total return of VanEck VectorsTM Russia ETF	2.1171% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	1,500,000	30,546,108	948,208
Total return of VanEck VectorsTM Russia ETF	2.1171% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	500,000	11,647,329	(1,164,397)
Total return of VanEck VectorsTM Russia ETF	2.1171% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	700,000	14,870,974	(160,478)
					$401,292,349	$(6,743,960)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Russia Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.1%
Money Market Funds - 69.1%
9,958,457	Dreyfus Government Cash Management, 1.60% (a)	$9,958,457
5,892,056	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	5,892,056
	TOTAL SHORT TERM INVESTMENTS (Cost $15,850,513) (b)	$15,850,513
	TOTAL INVESTMENTS (Cost $15,850,513) - 69.1%	$15,850,513
	Other Assets in Excess of Liabilities - 30.9%	7,088,340
	TOTAL NET ASSETS - 100.0%	$22,938,853

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Represents annualized seven-day yield at April 30, 2018.

(b)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,850,513.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.2271% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Deutsche Bank AG London	12/5/2018	1,500,000	$31,866,333	$371,084
1.8671% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Citibank N.A.	12/10/2018	750,000	15,270,000	(479,283)
1.9671% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Credit Suisse International	12/17/2018	623,930	13,041,624	(67,839)
1.7671% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	BNP Paribas	4/17/2019	400,000	7,988,000	(411,852)
					$68,165,957	$(587,890)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Aerospace & Defense Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
COMMON STOCKS - 80.1%
Computer and Electronic Product Manufacturing - 20.2%
29,865	Aerojet Rocketdyne Holdings, Inc. (a)	$834,428
11,508	Cubic Corp.	710,619
15,734	Engility Holdings, Inc. (a)	399,958
15,510	Harris Corp.	2,426,074
10,979	L3 Technologies, Inc.	2,150,567
18,182	Mercury Systems, Inc. (a)	583,279
12,438	Northrop Grumman Corp.	4,005,534
11,846	Orbital ATK, Inc.	1,568,173
20,363	Raytheon Co.	4,173,193
		16,851,825
Electrical Equipment, Appliance, and Component Manufacturing - 1.1%
20,966	Axon Enterprise, Inc. (b)	880,153
Fabricated Metal Product Manufacturing - 3.1%
41,840	American Outdoor Brands Corp. (a)	460,240
22,374	BWX Technologies, Inc.	1,516,957
10,737	Sturm, Ruger & Co, Inc. (b)	593,219
		2,570,416
Machinery Manufacturing - 0.9%
10,776	Esterline Technologies Corp. (a)	774,256
Merchant Wholesalers, Durable Goods - 3.8%
20,679	Hexcel Corp.	1,374,533
7,464	Huntington Ingalls Industries, Inc.	1,815,319
		3,189,852
Miscellaneous Manufacturing - 2.8%
37,645	Textron, Inc.	2,339,260
Primary Metal Manufacturing - 1.6%
74,218	Arconic, Inc.	1,321,823
Professional, Scientific, and Technical Services - 1.7%
7,795	Teledyne Technologies, Inc. (a)	1,458,366
Transportation Equipment Manufacturing - 44.9%
15,726	AAR Corp.	680,936
12,867	AeroVironment, Inc. (a)	701,251
13,215	Astronics Corp. (a)	483,405
21,910	Boeing Co.	7,308,300
10,265	Curtiss-Wright Corp.	1,314,331
19,387	General Dynamics Corp.	3,902,797
15,984	HEICO Corp.	1,153,246
11,032	HEICO Corp. Class A	969,161
15,408	KLX, Inc. (a)	1,205,368
50,056	Kratos Defense & Security Solutions, Inc. (a)	501,060
14,908	Lockheed Martin Corp.	4,783,083
11,226	Moog, Inc. Class A (a)	920,195
8,021	RBC Bearings, Inc. (a)	933,484
19,451	Rockwell Collins, Inc.	2,578,035
20,326	Spirit AeroSystems Holdings, Inc.	1,633,601
7,326	TransDigm Group, Inc.	2,348,496
Shares		Fair Value
Transportation Equipment Manufacturing (continued)
24,416	Triumph Group, Inc.	$577,438
41,646	United Technologies Corp.	5,003,767
45,611	Wesco Aircraft Holdings, Inc. (a)	460,671
		37,458,625
	TOTAL COMMON STOCKS (Cost $67,626,524)	$66,844,576
SHORT TERM INVESTMENTS - 18.6%
Money Market Funds - 18.6%
366,089	Dreyfus Government Cash Management, 1.60% (c)(d)	$366,089
15,123,849	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (c)	15,123,849
	TOTAL SHORT TERM INVESTMENTS (Cost $15,489,938) (e)	$15,489,938
	TOTAL INVESTMENTS (Cost $83,116,462) - 98.7%	$82,334,514
	Other Assets in Excess of Liabilities - 1.3%	1,103,377
	TOTAL NET ASSETS - 100.0%	$83,437,891

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Non-income producing security

(b)   A portion of this security represents a security on loan.

(c)   Represents annualized seven-day yield at April 30, 2018.

(d)   All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(e)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,124,193.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Aerospace & Defense Bull 3X Shares

Long Total Return Swap Contracts, continued (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	2.4899% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	7,645	$190,758,040	$(7,370,553)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Energy Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 53.9%
3,317,659	Energy Select Sector SPDR® Fund	$244,876,411
	TOTAL INVESTMENT COMPANIES (Cost $244,314,321)	$244,876,411
SHORT TERM INVESTMENTS - 20.5%
Money Market Funds - 20.5%
64,418,620	Dreyfus Government Cash Management, 1.60% (a)	$64,418,650
28,692,793	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	28,692,793
	TOTAL SHORT TERM INVESTMENTS (Cost $93,111,443) (b)	$93,111,443
	TOTAL INVESTMENTS (Cost $337,425,764) - 74.4%	$337,987,854
	Other Assets in Excess of Liabilities - 25.6%	116,119,998
	TOTAL NET ASSETS - 100.0%	$454,107,852

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Represents annualized seven-day yield at April 30, 2018.

(b)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $93,111,443.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Energy Select Sector Index	2.3483% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2018	100,000	$70,042,000	$4,510,257
Total return of Energy Select Sector Index	2.3871% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	140,848	99,970,039	4,874,858
Total return of Energy Select Sector Index	2.2971% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2018	450,000	317,871,409	17,547,390
Total return of Energy Select Sector Index	2.4683% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	459,120	341,551,135	420,357
Total return of Energy Select Sector Index	2.3471% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	350,000	233,618,000	26,872,439
					$1,063,052,583	$54,225,301

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Energy Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 71.8%
Money Market Funds - 71.8%
17,529,190	Dreyfus Government Cash Management, 1.60% (a)	$17,529,190
12,566,356	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	12,566,356
	TOTAL SHORT TERM INVESTMENTS (Cost $30,095,546) (b)	$30,095,546
	TOTAL INVESTMENTS (Cost $30,095,546) - 71.8%	$30,095,546
	Other Assets in Excess of Liabilities - 28.2%	11,797,159
	TOTAL NET ASSETS - 100.0%	$41,892,705

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Represents annualized seven-day yield at April 30, 2018.

(b)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,095,546.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.1771% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	Deutsche Bank AG London	12/4/2018	90,873	$64,078,708	$(3,576,943)
2.0971% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	Credit Suisse International	12/17/2018	77,832	55,304,709	(2,657,709)
					$119,383,417	$(6,234,652)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
COMMON STOCKS - 70.3%
Accommodation - 0.2%
188,144	Host Hotels & Resorts, Inc.	$3,680,097
45,953	Park Hotels & Resorts, Inc.	1,322,527
		5,002,624
Administrative and Support Services - 5.5%
30,168	Broadridge Financial Solutions, Inc.	3,234,311
138,609	Colony NorthStar, Inc.	846,901
30,331	CoreCivic, Inc.	611,473
30,709	Equifax, Inc.	3,440,944
72,580	Iron Mountain, Inc.	2,463,365
42,862	Moody's Corp.	6,952,216
67,222	Navient Corp.	891,364
292,205	PayPal Holdings, Inc. (a)	21,801,415
46,731	Total System Services, Inc.	3,928,208
46,320	TransUnion (a)	3,006,631
469,756	Visa, Inc. Class A	59,602,641
		106,779,469
Amusement, Gambling, and Recreation Industries - 0.2%
39,110	Global Payments, Inc.	4,421,385
Credit Intermediation and Related Activities - 28.4%
112,961	Ally Financial, Inc.	2,948,282
186,043	American Express Co.	18,371,746
38,102	Ameriprise Financial, Inc.	5,342,281
43,559	Associated Banc-Corp	1,152,136
2,469,252	Bank of America Corp.	73,880,020
10,847	Bank of Hawaii Corp.	913,426
253,551	Bank of New York Mellon Corp.	13,821,065
30,991	Bank of the Ozarks, Inc.	1,450,379
26,823	BankUnited, Inc.	1,062,459
203,249	BB&T Corp.	10,731,547
6,416	BOK Financial Corp.	645,963
124,106	Capital One Financial Corp.	11,246,486
33,775	CIT Group, Inc.	1,788,386
663,935	Citigroup, Inc.	45,326,842
126,970	Citizens Financial Group, Inc.	5,267,985
44,685	Comerica, Inc.	4,226,307
24,158	Commerce Bancshares, Inc.	1,534,516
2,872	Credit Acceptance Corp. (a)(b)	950,173
93,405	Discover Financial Services	6,655,106
37,021	East West Bancorp, Inc.	2,466,339
12,928	Euronet Worldwide, Inc. (a)	1,009,806
82,711	F.N.B. Corp.	1,075,243
84,743	Fidelity National Information Services, Inc.	8,048,043
179,075	Fifth Third Bancorp	5,939,918
13,682	First Hawaiian, Inc.	376,939
74,982	First Horizon National Corp.	1,372,171
41,299	First Republic Bank	3,835,438
22,963	FleetCor Technologies, Inc. (a)	4,759,771
274,610	Huntington Bancshares, Inc.	4,094,435
891,808	JPMorgan Chase & Co.	97,010,874
276,176	KeyCorp	5,501,426
36,471	M&T Bank Corp.	6,647,569
Shares		Fair Value
Credit Intermediation and Related Activities (continued)
239,338	MasterCard, Inc. Class A	$42,666,785
122,518	New York Community Bancorp, Inc.	1,455,514
53,872	Northern Trust Corp.	5,750,836
18,243	OneMain Holdings, Inc. (a)	562,797
32,744	PacWest Bancorp	1,677,803
88,181	People's United Financial, Inc.	1,612,831
18,246	Pinnacle Financial Partners, Inc.	1,168,656
122,788	PNC Financial Services Group, Inc.	17,879,161
25,925	Popular, Inc.	1,200,068
17,069	Prosperity Bancshares, Inc.	1,225,042
292,432	Regions Financial Corp.	5,468,478
38,045	Santander Consumer USA Holdings, Inc.	701,930
13,922	Signature Bank (a)	1,770,182
111,009	SLM Corp. (a)	1,274,383
95,221	State Street Corp.	9,501,151
121,437	SunTrust Banks, Inc.	8,111,992
13,512	SVB Financial Group (a)	4,048,330
199,188	Synchrony Financial	6,607,066
30,471	Synovus Financial Corp.	1,592,719
40,879	TCF Financial Corp.	1,015,026
13,528	TFS Financial Corp.	201,702
402,302	U.S. Bancorp	20,296,136
23,584	Webster Financial Corp.	1,419,521
1,142,833	Wells Fargo & Co.	59,381,603
25,097	Western Alliance Bancorp (a)	1,480,221
118,465	Western Union Co.	2,339,684
50,329	Zions Bancorp	2,755,513
		552,618,207
Data Processing, Hosting and Related Services - 0.7%
21,173	CoreLogic, Inc. (a)	1,048,063
9,498	Dun & Bradstreet Corp.	1,095,214
122,347	First Data Corp. (a)	2,214,481
107,293	Fiserv, Inc. (a)	7,602,782
10,105	WEX, Inc. (a)	1,636,202
		13,596,742
Forestry and Logging - 0.1%
33,108	Rayonier, Inc.	1,231,287
Funds, Trusts, and Other Financial Vehicles - 0.1%
100,739	AGNC Investment Corp.	1,905,982
48,238	Chimera Investmentt Corp.	843,683
		2,749,665
Insurance Carriers and Related Activities - 14.3%
196,674	Aflac, Inc.	8,962,434
3,840	Alleghany Corp.	2,206,733
91,491	Allstate Corp.	8,949,650
18,095	American Financial Group, Inc.	2,048,716
232,378	American International Group, Inc.	13,013,168
1,896	American National Insurance Co.	228,790
64,041	Aon PLC	9,123,921

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2018

Shares		Fair Value
Insurance Carriers and Related Activities (continued)
31,542	Arch Capital Group Ltd. (a)	$2,527,460
46,301	Arthur J. Gallagher & Co.	3,240,607
15,302	Aspen Insurance Holdings Ltd.	649,570
13,486	Assurant, Inc.	1,251,771
29,821	Assured Guaranty Ltd.	1,082,204
30,333	Athene Holding Ltd. (a)	1,486,317
21,098	Axis Capital Holdings Ltd.	1,238,453
496,700	Berkshire Hathaway, Inc. Class B (a)	96,225,691
21,479	Brighthouse Financial, Inc. (a)	1,090,704
59,455	Brown & Brown, Inc.	1,618,960
120,028	Chubb Limited	16,284,199
39,654	Cincinnati Financial Corp.	2,789,262
6,967	CNA Financial Corp.	351,555
6,354	Erie Indemnity Co. Class A	741,957
10,457	Everest Re Group Ltd.	2,433,030
27,692	First American Financial Corp.	1,415,338
10,930	Hanover Insurance Group, Inc.	1,255,310
91,423	Hartford Financial Services Group, Inc.	4,922,214
56,351	Lincoln National Corp.	3,980,635
70,706	Loews Corp.	3,709,237
3,513	Markel Corp. (a)	3,969,831
131,314	Marsh & McLennan Companies, Inc.	10,702,091
7,037	Mercury General Corp.	321,802
233,426	MetLife, Inc.	11,127,417
62,783	Old Republic International Corp.	1,280,773
68,725	Principal Financial Group, Inc.	4,069,894
13,517	ProAssurance Corp.	639,354
149,450	Progressive Corp.	9,010,341
109,375	Prudential Financial, Inc.	11,628,750
16,544	Reinsurance Group of America, Inc.	2,471,674
10,165	RenaissanceRe Holdings Ltd.	1,382,847
29,341	Torchmark Corp.	2,545,038
69,970	Travelers Companies, Inc.	9,208,052
57,363	Unum Group	2,775,222
19,869	Validus Holdings Ltd.	1,346,522
46,375	Voya Financial, Inc.	2,427,731
24,525	W.R. Berkley Corp.	1,828,584
911	White Mountains Insurance Group Ltd.	788,279
31,875	Willis Towers Watson PLC	4,733,756
64,853	XL Group Ltd.	3,605,178
		278,691,022
Management of Companies and Enterprises - 0.1%
14,468	Cullen/Frost Bankers, Inc.	1,655,863
Professional, Scientific, and Technical Services - 0.7%
12,506	Alliance Data Systems Corp.	2,539,343
31,350	Extra Space Storage, Inc.	2,808,646
9,825	FactSet Research System, Inc.	1,858,006
19,948	Jack Henry & Associates, Inc.	2,383,387
21,340	Lamar Advertising Co.	1,359,571
22,729	LPL Investment Holdings, Inc.	1,376,696
35,658	Outfront Media, Inc.	668,588
		12,994,237
Shares		Fair Value
Publishing Industries (except Internet) - 0.2%
62,617	Square, Inc. (a)	$2,964,289
Real Estate - 9.8%
25,788	Alexandria Real Estate Equities, Inc.	3,212,411
35,052	American Campus Communities, Inc.	1,370,884
61,781	American Homes 4 Rent	1,247,976
108,943	American Tower Corp.	14,855,468
298,536	Annaly Capital Management, Inc.	3,095,818
40,211	Apartment Investment & Management Co. Class A	1,632,567
54,069	Apple Hospitality REIT, Inc.	972,701
35,500	AvalonBay Communities, Inc.	5,786,500
39,707	Boston Properties, Inc.	4,820,827
44,460	Brandywine Realty Trust	716,251
78,637	Brixmor Property Group, Inc.	1,170,905
23,399	Camden Property Trust	1,998,274
75,692	CBRE Group, Inc. Class A (a)	3,429,605
30,849	Columbia Property Trust, Inc.	658,935
8,746	CoreSite Realty Corp.	910,459
25,637	Corporate Office Properties Trust	705,274
46,372	CubeSmart	1,365,192
24,040	DCT Industrial Trust, Inc.	1,576,303
79,644	DDR Corp.	577,419
52,647	Digital Realty Trust, Inc.	5,564,262
40,986	Douglas Emmett, Inc.	1,527,548
91,604	Duke Realty Corp.	2,482,468
33,139	Empire State Realty Trust, Inc.	577,281
16,159	EPR Properties	889,068
31,011	Equity Commonwealth (a)	961,031
21,363	Equity Lifestyle Properties, Inc.	1,904,725
91,898	Equity Residential	5,671,026
16,854	Essex Property Trust, Inc.	4,039,735
18,775	Federal Realty Investment Trust	2,175,084
64,892	Forest City Realty Trust, Inc.	1,301,734
51,729	Gaming & Leisure Properties, Inc.	1,772,753
158,816	GGP, Inc.	3,174,732
121,012	HCP, Inc.	2,826,840
52,198	Healthcare Trust of America, Inc. Class A	1,304,428
26,176	Highwoods Properties, Inc.	1,152,268
41,786	Hospitality Properties Trust	1,039,636
9,416	Howard Hughes Corp. (a)	1,273,985
40,223	Hudson Pacific Properties, Inc.	1,322,130
75,488	Invitation Homes, Inc.	1,746,792
22,169	JBG SMITH Properties	817,371
11,617	Jones Lang LaSalle, Inc.	1,969,198
24,842	Kilroy Realty Corp.	1,780,426
106,393	Kimco Realty Corp.	1,543,763
37,893	Liberty Property Trust	1,584,685
11,795	Life Storage, Inc.	1,043,150
35,244	Macerich Co.	2,030,759
93,215	Medical Properties Trust, Inc.	1,191,288

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2018

Shares		Fair Value
Real Estate (continued)
101,596	MFA Financial, Inc.	$764,002
29,192	Mid-America Apartment Communities, Inc.	2,669,900
39,416	National Retail Properties, Inc.	1,499,385
85,480	New Residential Investment Corp.	1,494,190
50,096	Omega Healthcare Investors, Inc. (b)	1,301,494
52,984	Paramount Group, Inc.	760,320
36,535	Piedmont Office Realty Trust, Inc. Class A	654,707
135,941	Prologis, Inc.	8,823,930
38,153	Public Storage	7,698,512
34,162	Realogy Holdings Corp. (b)	847,559
72,643	Realty Income Corp.	3,669,198
38,415	Regency Centers Corp.	2,260,723
56,508	Retail Properties of America, Inc. Class A	652,102
60,602	Senior Housing Properties Trust	943,573
80,185	Simon Property Group, Inc.	12,536,123
23,309	SL Green Realty Corp.	2,278,222
117,363	Spirit Reality Capital, Inc.	944,772
65,665	Starwood Property Trust, Inc.	1,376,338
19,760	Sun Communities, Inc.	1,854,476
23,725	Tanger Factory Outlet Centers, Inc. (b)	520,764
15,195	Taubman Centers, Inc.	850,616
44,597	Two Harbors Investment Corp.	680,550
68,374	UDR, Inc.	2,471,720
42,609	UNITI GROUP, Inc.	767,814
91,420	Ventas, Inc.	4,700,816
251,698	VEREIT, Inc.	1,711,546
70,296	VICI Properties, Inc.	1,277,981
44,327	Vornado Realty Trust	3,015,566
30,907	Weingarten Realty Investors	849,015
95,614	Welltower, Inc.	5,109,612
192,432	Weyerhaeuser Co.	7,077,649
27,184	WP Carey Inc.	1,735,698
13,914	Zillow Group, Inc. Class A (a)(b)	673,020
27,820	Zillow Group, Inc. Class C (a)	1,348,992
		190,592,820
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 8.6%
14,286	Affiliated Managers Group	2,355,190
60,517	BGC PARTNERS, Inc.	808,507
32,096	BlackRock, Inc.	16,738,064
28,775	CBOE Holdings, Inc.	3,072,595
305,705	Charles Schwab Corp.	17,021,654
87,434	CME Group, Inc.	13,786,593
68,876	E*TRADE Financial Corp. (a)	4,179,396
29,295	Eaton Vance Corp.	1,593,355
24,200	Federated Investors, Inc. Class B	640,574
67,467	FNF Group	2,484,810
84,753	Franklin Resources, Inc.	2,851,091
Shares		Fair Value
Securities, Commodity Contracts, and Other Financial Investments and Related Activities (continued)
90,800	Goldman Sachs Group, Inc.	$21,640,364
17,851	Interactive Brokers Group, Inc. Class A	1,324,544
148,342	IntercontinentalExchange, Inc.	10,748,861
103,516	Invesco Ltd.	2,998,859
30,235	Lazard Ltd. Class A	1,645,389
21,639	Legg Mason, Inc.	859,068
9,443	MarketAxess Holdings, Inc.	1,875,663
329,354	Morgan Stanley	17,001,254
4,874	Morningstar, Inc.	529,219
22,905	MSCI, Inc. Class A	3,431,856
29,376	NASDAQ OMX Group, Inc.	2,594,488
33,483	Raymond James Financial, Inc.	3,005,099
65,515	S&P Global, Inc.	12,356,129
34,130	SEI Investments Co.	2,158,040
43,914	Store Capital Corp.	1,107,950
60,704	T. Rowe Price Group, Inc.	6,909,329
76,254	TD Ameritrade Holding Corp.	4,429,595
73,938	Worldpay, Inc. (a)	6,005,244
		166,152,780
Telecommunications - 1.3%
103,698	Crown Castle International Corp.	10,460,017
23,218	CyrusOne, Inc.	1,244,253
20,035	Equinix, Inc.	8,430,528
30,000	SBA Communications Corp. (a)	4,806,900
		24,941,698
Wood Product Manufacturing - 0.1%
83,337	Leucadia National Corp.	2,003,421
	TOTAL COMMON STOCKS (Cost $1,312,497,444)	$1,366,395,509
SHORT TERM INVESTMENTS - 21.6%
Money Market Funds - 21.6%
155,509,342	Dreyfus Government Cash Management, 1.60% (c)(d)	$155,509,342
264,613,616	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (c)	264,613,617
	TOTAL SHORT TERM INVESTMENTS (Cost $420,122,959) (e)	$420,122,959
	TOTAL INVESTMENTS (Cost $1,732,620,403) - 91.9%	$1,786,518,468
	Other Assets in Excess of Liabilities - 8.1%	157,644,298
	TOTAL NET ASSETS - 100.0%	$1,944,162,766

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2018

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Non-income producing security.

(b)   A portion of this security represents a security on loan.

(c)   Represents annualized seven-day yield at April 30, 2018.

(d)   All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(e)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $419,138,114.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 1000® Financial Services Index	2.5971% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/17/2018	212,345	$369,416,384	$6,318,269
Total return of Russell 1000® Financial Services Index	2.5771% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	616,109	1,081,888,604	8,307,233
Total return of Russell 1000® Financial Services Index	2.2971% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	367,600	651,052,684	(48,571)
Total return of Russell 1000® Financial Services Index	2.5171% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	861,119	1,500,248,136	23,553,465
Total return of Russell 1000® Financial Services Index	2.5471% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	441,947	770,136,670	11,918,366
Total return of Russell 1000® Financial Services Index	2.2971% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	22,459	40,003,018	(223,808)
					$4,412,745,496	$49,824,954

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bear 3X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 49.5%
Money Market Funds - 49.5%
70,454,183	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)(b)	$70,454,183
	TOTAL SHORT TERM INVESTMENTS (Cost $70,454,183)	$70,454,183
	TOTAL INVESTMENTS (Cost $70,454,183) - 49.5%	$70,454,183
	Other Assets in Excess of Liabilities - 50.5%	71,971,623
	TOTAL NET ASSETS - 100.0%	$142,425,806

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Represents annualized seven-day yield at April 30, 2018.

(b)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $70,454,183.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.2471% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	UBS Securities LLC	12/18/2018	241,249	$419,739,865	$(7,395,981)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Gold Miners Index Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 21.9%
11,623,132	VanEck VectorsTM Gold Miners ETF	$258,963,382
	TOTAL INVESTMENT COMPANIES (Cost $277,020,257)	$258,963,382
SHORT TERM INVESTMENTS - 50.1%
Money Market Funds - 50.1%
207,940,179	Dreyfus Government Cash Management, 1.60% (a)	$207,940,179
341,506,085	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	341,506,085
42,994,014	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.59% (a)	42,994,014
	TOTAL SHORT TERM INVESTMENTS (Cost $592,440,278) (b)	$592,440,278
	TOTAL INVESTMENTS (Cost $869,460,535) - 72.0%	$851,403,660
	Other Assets in Excess of Liabilities - 28.0%	330,101,879
	TOTAL NET ASSETS - 100.0%	$1,181,505,539

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Represents annualized seven-day yield at April 30, 2018.

(b)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $592,440,278.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Solactive Custom Gold Miners Index	2.8471% representing 1 month LIBOR rate + spread	UBS Securities LLC	11/30/2018	700,000	$425,159,000	$(10,586,234)
Total return of iShares MSCI Global Gold Miners ETF	2.8471% representing 1 month LIBOR rate + spread	UBS Securities LLC	11/30/2018	1,500,000	27,105,000	(327,018)
Total return of iShares MSCI Global Gold Miners ETF	2.8983% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/4/2018	300,000	5,337,000	14,501
Total return of Solactive Custom Gold Miners Index	2.8171% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	650,000	393,802,500	(8,744,250)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Gold Miners Index Bull 3X Shares

Long Total Return Swap Contracts, continued (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Global Gold Miners ETF	2.8171% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	1,950,000	$35,178,000	$(353,151)
Total return of iShares MSCI Global Gold Miners ETF	2.6471% representing 1 month LIBOR rate + spread	Citibank N.A.	12/5/2018	1,500,000	26,685,000	122,866
Total return of Solactive Custom Gold Miners Index	2.5971% representing 1 month LIBOR rate + spread	Morgan Stanley Capital Services	12/11/2018	320,000	191,068,800	(814,242)
Total return of VanEck Vectors® Gold Miners ETF	2.4771% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/14/2018	6,094,072	138,441,017	(2,741,555)
Total return of VanEck Vectors® Gold Miners ETF	2.5771% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	14,112,763	312,142,010	1,410,772
Total return of Solactive Custom Gold Miners Index	2.4971% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	670,000	405,919,500	(8,476,912)
Total return of iShares MSCI Global Gold Miners ETF	2.5471% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	1,950,000	35,178,000	(317,975)
Total return of VanEck Vectors® Gold Miners ETF	2.7971% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	16,676,245	361,966,097	8,234,193
Total return of VanEck Vectors® Gold Miners ETF	2.5871% representing 1 month LIBOR rate + spread	Citibank N.A.	12/20/2018	16,813,743	373,467,772	196,530
Total return of VanEck Vectors® Gold Miners ETF	2.5871% representing 1 month LIBOR rate + spread	BNP Paribas	3/20/2019	9,180,469	198,282,201	5,458,233
Total return of VanEck Vectors® Gold Miners ETF	2.5871% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	8,000,000	175,692,692	2,093,994
Total return of VanEck Vectors® Gold Miners ETF	2.5871% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	2,000,000	44,893,464	(445,353)
Total return of VanEck Vectors® Gold Miners ETF	2.5983% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	4/25/2019	3,635,590	78,419,676	2,262,522
Total return of VanEck Vectors® Gold Miners ETF	2.5871% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	2,500,000	56,792,033	(1,126,403)
					$3,285,529,762	$(14,139,482)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Gold Miners Index Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 65.9%
Money Market Funds - 65.9%
86,047,870	Dreyfus Government Cash Management, 1.60% (a)	$86,047,870
97,148,074	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	97,148,074
	TOTAL SHORT TERM INVESTMENTS (Cost $183,195,944) (b)	$183,195,944
	TOTAL INVESTMENTS (Cost $183,195,944) - 65.9%	$183,195,944
	Other Assets in Excess of Liabilities - 34.1%	94,861,841
	TOTAL NET ASSETS - 100.0%	$278,057,785

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $183,195,944.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.0971% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	UBS Securities LLC	11/30/2018	7,590,921	$173,766,218	$5,078,346
2.0471% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Deutsche Bank AG London	12/5/2018	7,107,121	161,365,326	3,028,278
1.8983% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Bank of America Merrill Lynch	12/6/2018	2,631,495	57,813,945	(894,385)
2.1271% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Citibank N.A.	12/7/2018	7,821,973	179,683,115	6,008,839
2.0671% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Credit Suisse International	12/17/2018	7,108,337	162,171,407	3,962,601
2.2371% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	12/19/2018	3,349,820	73,930,527	(735,646)
2.2371% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	2/20/2019	830,000	19,648,504	1,257,901
2.2371% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	5/15/2019	1,000,000	22,975,404	712,537
					$851,354,446	$18,418,471

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 60.6%
1,210,687	Health Care Select Sector SPDR® Fund	$99,591,113
	TOTAL INVESTMENT COMPANIES (Cost $99,015,010)	$99,591,113
SHORT TERM INVESTMENTS - 19.9%
Money Market Funds - 19.9%
5,306,314	Dreyfus Government Cash Management, 1.60% (a)	$5,306,314
27,447,286	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	27,447,286
	TOTAL SHORT TERM INVESTMENTS (Cost $32,753,600) (b)	$32,753,600
	TOTAL INVESTMENTS (Cost $131,768,610) - 80.5%	$132,344,713
	Other Assets in Excess of Liabilities - 19.5%	31,954,361
	TOTAL NET ASSETS - 100.0%	$164,299,074

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Represents annualized seven-day yield at April 30, 2018.

(b)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,753,600.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Health Care Select Sector Index	2.4483% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/4/2018	25,000	$20,604,000	$(36,274)
Total return of Health Care Select Sector Index	2.3471% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	73,994	60,505,133	452,971
Total return of Health Care Select Sector Index	2.4871% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	249,153	205,203,154	135,339
Total return of Health Care Select Sector Index	2.2971% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/26/2018	128,694	105,586,171	463,964
					$391,898,458	$1,016,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
COMMON STOCKS - 62.9%
Building Material and Garden Equipment and Supplies Dealers - 5.6%
12,930	Lowe's Companies, Inc.	$1,065,820
9,053	Lumber Liquidators Holdings, Inc. (a)	217,906
9,070	The Home Depot, Inc.	1,676,136
24,513	Tile Shop Holdings, Inc.	167,914
		3,127,776
Chemical Manufacturing - 0.6%
3,478	Trex Company, Inc. (a)	361,295
Construction of Buildings - 38.1%
12,862	Beazer Homes USA, Inc. (a)	188,814
8,811	Century Communities, Inc. (a)	270,938
97,328	D.R. Horton, Inc.	4,296,058
51,139	Hovnanian Enterprises, Inc. (a)	102,789
28,262	KB Home	750,356
5,760	Lennar Corp.	245,894
77,094	Lennar Corp. Class A	4,077,502
6,420	LGI Homes, Inc. (a)(b)	444,264
15,944	M.D.C Holdings, Inc.	462,536
10,249	M/I Homes, Inc. (a)	312,390
13,112	Meritage Homes Corp. (a)	583,484
1,008	NVR, Inc. (a)	3,124,800
79,456	PulteGroup, Inc.	2,412,284
36,984	Taylor Morrison Home Corp. (a)	878,740
43,883	Toll Brothers, Inc.	1,850,107
50,637	TRI Pointe Group, Inc. (a)	866,399
10,692	William Lyon Homes (a)	287,187
		21,154,542
Fabricated Metal Product Manufacturing - 1.0%
12,756	PGT Innovations, Inc. (a)	222,592
5,944	Simpson Manufacturing Company, Inc.	325,018
		547,610
Furniture and Home Furnishings Stores - 0.6%
6,130	Floor & Decor Holdings, Inc. (a)	340,767
Furniture and Related Product Manufacturing - 0.3%
8,729	Ethan Allen Interiors, Inc.	192,475
Merchant Wholesalers, Durable Goods - 5.5%
7,246	Beacon Roofing Supply, Inc. (a)	354,692
15,801	Builders FirstSource, Inc. (a)	288,052
8,855	Fortune Brands Home & Security, Inc.	484,280
10,356	Leggett & Platt, Inc.	419,936
2,496	Lennox International, Inc.	482,651
2,719	Mohawk Industries, Inc. (a)	570,664
2,632	Watsco, Inc.	440,649
		3,040,924
Merchant Wholesalers, Nondurable Goods - 1.4%
2,099	The Sherwin Williams Co.	771,718
Nonmetallic Mineral Product Manufacturing - 2.3%
4,264	Eagle Materials, Inc.	421,966
6,600	Owens Corning	432,234
10,623	USG Corp. (a)	427,363
		1,281,563
Shares		Fair Value
Primary Metal Manufacturing - 0.4%
12,194	Quanex Building Products Corp.	$209,127
Specialty Trade Contractors - 2.5%
7,447	Installed Building Products, Inc. (a)	429,692
11,786	TopBuild Corp. (a)	939,344
		1,369,036
Wood Product Manufacturing - 4.6%
2,417	American Woodmark Corp. (a)	198,677
2,972	Cavco Industries, Inc. (a)	506,280
10,409	JELD-WEN Holding, Inc. (a)	292,597
14,527	Louisiana-Pacific Corp.	411,550
14,832	Masco Corp.	561,688
4,803	Masonite International Corp. (a)	291,542
9,696	Universal Forest Products, Inc.	309,109
		2,571,443
	TOTAL COMMON STOCKS (Cost $37,350,617)	$34,968,276
SHORT TERM INVESTMENTS - 20.9%
Money Market Funds - 20.9%
116,159	Dreyfus Government Cash Management, 1.60% (c)(d)	$116,159
11,446,156	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (d)	11,446,156
	TOTAL SHORT TERM INVESTMENTS (Cost $11,562,315) (e)	$11,562,315
	TOTAL INVESTMENTS (Cost $48,912,932) - 83.8%	$46,530,591
	Other Assets in Excess of Liabilities - 16.2%	9,011,366
	TOTAL NET ASSETS - 100.0%	$55,541,957

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Non-income producing security.

(b)   A portion of this security represents a security on loan.

(c)   Represents annualized seven-day yield at April 30, 2018.

(d)   All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(e)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,533,948.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Long Total Return Swap Contracts, continued (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Home Construction Index	2.2983% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	6,263	$42,858,074	$102,647
Total return of Dow Jones U.S. Select Home Construction Index	2.2999% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	5,354	36,587,630	137,443
Total return of Dow Jones U.S. Select Home Construction Index	2.4899% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	7,571	51,737,943	192,717
					$131,183,647	$432,807

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Industrials Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 76.7%
64,293	Industrial Select Sector SPDR® Fund	$4,643,240
	TOTAL INVESTMENT COMPANIES (Cost $4,643,972)	$4,643,240
SHORT TERM INVESTMENTS - 6.3%
Money Market Funds - 6.3%
102	Dreyfus Government Cash Management, 1.60% (a)	$102
380,484	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	380,484
	TOTAL SHORT TERM INVESTMENTS (Cost $380,586) (b)	$380,586
	TOTAL INVESTMENTS (Cost $5,024,558) - 83.0%	$5,023,826
	Other Assets in Excess of Liabilities - 17.0%	1,031,374
	TOTAL NET ASSETS - 100.0%	$6,055,200

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Represents annualized seven-day yield at April 30, 2018.

(b)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $380,586.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Industrials Select Sector Index	2.2971% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/3/2018	7,888	$5,939,154	$(239,307)
Total return of Industrials Select Sector Index	2.4899% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	10,801	7,943,679	(132,164)
					$13,882,833	$(371,471)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 8.9%
1,905,777	VanEck VectorsTM Junior Gold Miners ETF	$61,956,811
	TOTAL INVESTMENT COMPANIES (Cost $67,356,216)	$61,956,811
SHORT TERM INVESTMENTS - 55.8%
Money Market Funds - 55.8%
154,109,281	Dreyfus Government Cash Management, 1.60% (a)	$154,109,281
236,037,873	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	236,037,873
	TOTAL SHORT TERM INVESTMENTS (Cost $390,147,154) (b)	$390,147,154
	TOTAL INVESTMENTS (Cost $457,503,370) - 64.7%	$452,103,965
	Other Assets in Excess of Liabilities - 35.3%	247,487,622
	TOTAL NET ASSETS - 100.0%	$699,591,587

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Represents annualized seven-day yield at April 30, 2018.

(b)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $390,147,154.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Sprott Junior Gold Miners ETF	2.8471% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/3/2018	720,000	$22,672,800	$(1,061,479)
Total return of Sprott Junior Gold Miners ETF	2.8171% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	900,000	28,251,000	(1,225,625)
Total return of Sprott Junior Gold Miners ETF	2.6971% representing 1 month LIBOR rate + spread	Citibank N.A.	12/5/2018	600,000	18,744,000	(715,846)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.8171% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2018	14,442,645	454,491,312	12,549,511
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.6271% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/14/2018	6,765,780	222,710,399	(3,122,660)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Long Total Return Swap Contracts, continued (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.6971% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	10,865,579	$358,626,988	$(7,336,004)
Total return of Sprott Junior Gold Miners ETF	2.4971% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	700,000	21,973,000	(924,228)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.6271% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	14,457,372	462,183,187	6,202,393
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.7471% representing 1 month LIBOR rate + spread	BNP Paribas	2/20/2019	10,700,000	335,231,000	10,681,222
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.7471% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	500,000	15,709,712	494,565
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.7471% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	800,000	26,087,824	(119,430)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.7471% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	1,400,000	46,688,002	(1,216,278)
					$2,013,369,224	$14,206,141

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Junior Gold Miners Index Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 62.2%
Money Market Funds - 62.2%
30,263,574	Dreyfus Government Cash Management, 1.60% (a)	$30,263,574
43,943,449	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	43,943,449
	TOTAL SHORT TERM INVESTMENTS (Cost $74,207,023) (b)	$74,207,023
	TOTAL INVESTMENTS (Cost $74,207,023) - 62.2%	$74,207,023
	Other Assets in Excess of Liabilities - 37.8%	45,006,802
	TOTAL NET ASSETS - 100.0%	$119,213,825

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Represents annualized seven-day yield at April 30, 2018.

(b)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $74,207,023.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.0971% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	UBS Securities LLC	12/3/2018	1,612,316	$53,580,744	$1,342,766
2.1271% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Citibank N.A.	12/3/2018	3,625,959	118,656,602	928,175
1.9771% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Deutsche Bank AG London	12/6/2018	1,307,118	43,952,516	1,476,991
2.0371% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Credit Suisse International	12/17/2018	2,255,921	74,737,011	1,621,269
2.2371% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	12/19/2018	2,200,000	69,388,000	(1,640,562)
					$360,314,873	$3,728,639

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Real Estate Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
COMMON STOCKS - 65.9%
Accommodation - 2.1%
41,576	Host Hotels & Resorts, Inc.	$813,227
11,283	Park Hotels & Resorts, Inc.	324,725
12,659	Sunstone Hotel Investors, Inc.	197,480
5,996	Xenia Hotels & Resorts, Inc.	123,457
		1,458,889
Administrative and Support Services - 1.2%
29,115	Colony NorthStar, Inc.	177,893
6,640	CoreCivic, Inc.	133,862
15,020	Iron Mountain, Inc.	509,779
		821,534
Broadcasting (except Internet) - 0.3%
2,589	Ryman Hospitality Properties, Inc.	202,926
Credit Intermediation and Related Activities - 0.1%
2,852	Front Yard Residential Corp.	28,007
Funds, Trusts, and Other Financial Vehicles - 1.9%
128	Alexander's, Inc.	50,349
3,377	Chesapeake Lodging Trust	99,757
2,464	Easterly Government Properties, Inc.	50,783
7,017	Healthcare Realty Trust, Inc.	195,283
4,692	Independence Realty Trust, Inc.	44,105
3,449	iStar, Inc. (a)	34,973
2,223	LTC Properties, Inc.	80,362
2,334	National Health Investors, Inc.	159,342
4,615	New Senior Investment Group, Inc.	39,781
3,873	Pebblebrook Hotel Trust	135,516
3,927	Pennsylvania Real Estate Investment Trust	38,013
2,061	Preferred Apartment Communities, Inc.	30,317
9,826	RLJ Lodging Trust	204,086
4,407	Washington Real Estate Investment Trust	126,569
		1,289,236
Insurance Carriers and Related Activities - 0.0% (†)
1,433	Braemar Hotels & Resorts, Inc.	14,903
Professional, Scientific, and Technical Services - 1.0%
7,077	Extra Space Storage, Inc.	634,028
1,006	NexPoint Residential Trust, Inc.	26,951
		660,979
Real Estate - 55.6%
4,703	Acadia Realty Trust	110,991
1,640	Agree Realty Corp.	80,163
5,377	Alexandria Real Estate Equities, Inc.	669,813
1,986	American Assets Trust, Inc.	66,670
7,664	American Campus Communities, Inc.	299,739
14,466	American Homes 4 Rent	292,213
8,822	Apartment Investment & Management Co. Class A	358,173
11,905	Apple Hospitality REIT, Inc.	214,171
2,525	Armada Hoffler Properties, Inc.	34,264
5,473	Ashford Hospitality Trust, Inc.	37,654
7,757	AvalonBay Communities, Inc.	1,264,391
Shares		Fair Value
Real Estate (continued)
8,669	Boston Properties, Inc.	$1,052,503
9,858	Brandywine Realty Trust	158,812
17,131	Brixmor Property Group, Inc.	255,081
5,207	Camden Property Trust	444,678
9,611	CBL & Associates Properties, Inc.	40,174
5,129	Cedar Realty Trust, Inc.	19,952
2,548	Chatham Lodging Trust	48,539
6,729	Columbia Property Trust, Inc.	143,731
1,016	Community Healthcare Trust, Inc.	25,908
1,924	CoreSite Realty Corp.	200,288
6,046	Corporate Office Properties Trust	166,326
23,595	Cousins Properties, Inc.	209,760
10,161	CubeSmart	299,140
5,232	DCT Industrial Trust, Inc.	343,062
17,596	DDR Corp.	127,571
11,251	Diamondrock Hospitality Co.	124,324
11,542	Digital Realty Trust, Inc.	1,219,874
9,046	Douglas Emmett, Inc.	337,144
20,007	Duke Realty Corp.	542,190
1,935	EastGroup Properties, Inc.	173,724
4,254	Education Realty Trust, Inc.	139,999
7,575	Empire State Realty Trust, Inc.	131,957
4,139	EPR Properties	227,728
6,972	Equity Commonwealth (a)	216,062
4,688	Equity Lifestyle Properties, Inc.	417,982
20,644	Equity Residential	1,273,941
3,709	Essex Property Trust, Inc.	889,010
4,076	Federal Realty Investment Trust	472,205
6,732	First Industrial Realty Trust, Inc.	209,432
11,988	Forest City Realty Trust, Inc.	240,479
3,438	Four Corners Property Trust, Inc.	77,905
5,722	Franklin Street Properties Corp.	44,517
11,347	Gaming & Leisure Properties, Inc.	388,862
6,971	The GEO Group, Inc.	156,848
1,891	Getty Realty Corp.	47,370
32,246	GGP, Inc.	644,598
1,556	Gladstone Commercial Corp.	26,981
3,780	Global Net Lease, Inc.	70,346
5,569	Government Properties Income Trust	69,557
9,027	Gramercy Property Trust	212,134
26,355	HCP, Inc.	615,653
11,509	Healthcare Trust of America, Inc. Class A	287,610
2,338	Hersha Hospitality Trust	43,908
5,801	Highwoods Properties, Inc.	255,360
9,233	Hospitality Properties Trust	229,717
8,768	Hudson Pacific Properties, Inc.	288,204
6,773	Investors Real Estate Trust	36,100
17,491	Invitation Homes, Inc.	404,742
5,302	JBG SMITH Properties	195,485
5,526	Kilroy Realty Corp.	396,048
23,912	Kimco Realty Corp.	346,963
4,697	Kite Realty Group Trust	69,140
6,363	LaSalle Hotel Properties	188,154
12,166	Lexington Realty Trust	97,815
8,282	Liberty Property Trust	346,353
2,614	Life Storage, Inc.	231,182

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Real Estate Bull 3X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2018

Shares		Fair Value
Real Estate (continued)
6,721	Macerich Co.	$387,264
4,799	Mack-Cali Realty Corp.	82,399
20,458	Medical Properties Trust, Inc.	261,453
6,383	Mid-America Apartment Communities, Inc.	583,789
3,984	MGM Growth Properties LLC	111,432
3,872	Monmouth Real Estate Investment Corp. Class A	60,519
8,541	National Retail Properties, Inc.	324,900
2,780	National Storage Affiliates Trust	73,170
943	New York REIT, Inc.	20,388
2,955	NorthStar Realty Europe Corp.	42,848
11,128	Omega Healthcare Investors, Inc.	289,105
790	One Liberty Properties, Inc.	18,770
11,464	Paramount Group, Inc.	164,508
10,068	Physicians Realty Trust	150,416
8,110	Piedmont Office Realty Trust, Inc. Class A	145,331
29,891	Prologis, Inc.	1,940,225
1,148	PS Business Parks, Inc.	132,341
8,800	Public Storage	1,775,664
2,826	QTS Realty Trust, Inc.	100,012
5,269	Quality Care Properties, Inc. (a)	115,760
4,458	Ramco-Gershenson Properties Trust	53,273
15,831	Realty Income Corp.	799,624
8,600	Regency Centers Corp.	506,110
6,165	Retail Opportunity Investments Corp.	106,038
12,759	Retail Properties of America, Inc. Class A	147,239
4,376	Rexford Industrial Realty, Inc.	133,687
10,012	Sabra Health Care REIT, Inc.	183,320
737	Saul Centers, Inc.	35,266
3,771	Select Income REIT	71,498
13,350	Senior Housing Properties Trust	207,860
1,450	Seritage Growth Properties	51,576
17,463	Simon Property Group, Inc.	2,730,165
5,520	SL Green Realty Corp.	539,525
25,610	Spirit Realty Capital, Inc.	206,161
5,285	Stag Industrial, Inc.	129,852
5,858	Summit Hotel Properties, Inc.	84,824
4,456	Sun Communities, Inc.	418,196
5,312	Tanger Factory Outlet Centers, Inc.	116,598
3,411	Taubman Centers, Inc.	190,948
3,065	Terreno Realty Corp.	113,865
2,688	TIER REIT, Inc.	51,099
15,042	UDR, Inc.	543,768
1,767	UMH Properties, Inc.	23,907
732	Universal Health Realty Income Trust	43,869
6,393	Urban Edge Properties	131,504
1,671	Urstadt Biddle Properties, Inc.	33,203
20,009	Ventas, Inc.	1,028,863
54,730	VEREIT, Inc.	372,164
9,599	Vornado Realty Trust	653,020
Shares		Fair Value
Real Estate (continued)
10,437	Washington Prime Group, Inc.	$67,527
6,854	Weingarten Realty Investors	188,279
20,806	Welltower, Inc.	1,111,873
2,162	Whitestone REIT	23,458
6,006	WP Carey, Inc.	383,483
		37,613,306
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
4,265	CareTrust REIT, Inc.	56,341
9,607	Store Capital Corp.	242,384
		298,725
Telecommunications - 3.1%
4,872	CyrusOne, Inc.	261,091
4,396	Equinix, Inc.	1,849,793
		2,110,884
Water Transportation - 0.1%
3,829	Alexander & Baldwin, Inc.	87,684
	TOTAL COMMON STOCKS (Cost $43,826,597)	$44,587,073
SHORT TERM INVESTMENTS - 27.3%
Money Market Funds - 27.3%
12,326,247	Dreyfus Government Cash Management, 1.60% (b)	$12,326,247
6,123,934	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (b)	6,123,934
	TOTAL SHORT TERM INVESTMENTS (Cost $18,450,181) (c)	$18,450,181
	TOTAL INVESTMENTS (Cost $62,276,778) - 93.2%	$63,037,254
	Other Assets in Excess of Liabilities - 6.8%	4,614,249
	TOTAL NET ASSETS - 100.0%	$67,651,503

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)   Less than 0.05%.

(a)   Non-income producing security.

(b)   Represents annualized seven-day yield at April 30, 2018.

(c)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,450,181.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Real Estate Bull 3X Shares

Long Total Return Swap Contracts, continued (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of MSCI US REIT IndexSM	2.2971% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/6/2018	74,050	$77,186,297	$1,963,735
Total return of MSCI US REIT IndexSM	2.1471% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	10,000	11,683,100	(912,892)
Total return of MSCI US REIT IndexSM	2.4671% representing 1 month LIBOR rate + spread	Citibank N.A.	12/20/2018	54,607	56,222,306	2,150,880
Total return of MSCI US REIT IndexSM	2.1471% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	10,000	10,590,418	61,566
					$155,682,121	$3,263,289

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Real Estate Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 64.0%
Money Market Funds - 64.0%
9,573,599	Dreyfus Government Cash Management, 1.60% (a)	$9,573,599
5,495	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	5,495
	TOTAL SHORT TERM INVESTMENTS (Cost $9,579,094) (b)	$9,579,094
	TOTAL INVESTMENTS (Cost $9,579,094) - 64.0%	$9,579,094
	Other Assets in Excess of Liabilities - 36.0%	5,398,574
	TOTAL NET ASSETS - 100.0%	$14,977,668

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,579,094.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.0971% representing 1 month LIBOR rate + spread	Total return of MSCI US REIT IndexSM	Citibank N.A.	12/19/2018	18,256	$19,961,066	$403,485
2.0971% representing 1 month LIBOR rate + spread	Total return of MSCI US REIT IndexSM	Deutsche Bank AG London	12/20/2018	23,923	24,822,680	(615,277)
					$44,783,746	$(211,792)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Natural Gas Related Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
COMMON STOCKS - 24.6%
Oil and Gas Extraction - 20.7%
7,878	Anadarko Petroleum Corp.	$530,347
16,730	Cabot Oil & Gas Corp.	400,014
4,208	Cimarex Energy Co.	423,283
2,980	Concho Resources, Inc. (a)	468,486
8,510	Continental Resources, Inc. (a)	562,170
14,645	Devon Energy Corp.	532,053
38,496	Encana Corp.	480,430
18,913	Enerplus Corp.	219,580
7,551	Enlink Midstream Partners LP	110,245
8,929	EQT Corp.	448,146
21,542	Gulfport Energy Corp. (a)	200,341
7,720	Matador Resources Co. (a)	252,753
17,322	Newfield Exploration Co. (a)	516,196
13,552	Noble Energy, Inc.	458,464
5,040	PDC Energy, Inc. (a)	269,842
27,479	QEP Resources, Inc. (a)	334,694
30,412	Range Resources Corp.	421,206
4,954	SandRidge Energy Inc. (a)	72,031
15,191	SM Energy Co.	363,824
30,205	ULTRA PETROLEUM Corp. (a)	73,096
6,344	Vermilion Energy, Inc. (b)	214,491
		7,351,692
Petroleum and Coal Products Manufacturing - 1.0%
12,089	Murphy Oil Corp.	364,000
Pipeline Transportation - 0.1%
2,651	Enable Midstream Partners LP (b)	37,883
Support Activities for Mining - 2.0%
20,742	Antero Resources Corp. (a)	394,098
20,418	SRC Energy, Inc. (a)	225,415
3,637	Unit Corp. (a)	82,487
		702,000
Utilities - 0.8%
5,072	National Fuel Gas Co.	260,447
	TOTAL COMMON STOCKS (Cost $10,529,195)	$8,716,022
MASTER LIMITED PARTNERSHIPS - 3.3%
Oil and Gas Extraction - 0.6%
5,748	Williams Partners LP	209,227
Pipeline Transportation - 2.5%
3,417	DCP Midstream Partners LP	125,609
1,993	EQT Midstream Partners LP	112,126
7,093	MPLX LP	250,596
4,990	Spectra Energy Partners LP	177,893
1,495	TC Pipelines LP (b)	52,459
3,678	Western Gas Partners LP	176,765
		895,448
Utilities - 0.2%
2,349	Antero Midstream Partners LP	62,977
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,322,818)	$1,167,652
Shares		Fair Value
SHORT TERM INVESTMENTS - 40.0%
Money Market Funds - 40.0%
9,624,279	Dreyfus Government Cash Management, 1.60% (c)(d)	$9,624,279
4,572,466	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (c)	4,572,466
	TOTAL SHORT TERM INVESTMENTS (Cost $14,196,745) (e)	$14,196,745
	TOTAL INVESTMENTS (Cost $26,048,758) - 67.9%	$24,080,419
	Other Assets in Excess of Liabilities - 32.1%	11,394,239
	TOTAL NET ASSETS - 100.0%	$35,474,658

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Non-income producing security.

(b)   A portion of this security represents a security on loan.

(c)   Represents annualized seven-day yield at April 30, 2018.

(d)   All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(e)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,021,821.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Natural Gas Related Bull 3X Shares

Long Total Return Swap Contracts, continued (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of ISE-Revere Natural Gas IndexTM	2.0471% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/5/2018	472,481	$12,800,455	$80,316
Total return of ISE-Revere Natural Gas IndexTM	2.4371% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	617,980	16,805,457	68,800
Total return of ISE-Revere Natural Gas IndexTM	2.2771% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	1,848,541	45,646,769	4,784,554
Total return of ISE-Revere Natural Gas IndexTM	2.1471% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	596,129	15,982,815	270,757
					$91,235,496	$5,204,427

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Natural Gas Related Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 66.7%
Money Market Funds - 66.7%
2,395,205	Dreyfus Government Cash Management, 1.60% (a)	$2,395,205
1,548,018	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	1,548,018
	TOTAL SHORT TERM INVESTMENTS (Cost $3,943,223) (b)	$3,943,223
	TOTAL INVESTMENTS (Cost $3,943,223) - 66.7%	$3,943,223
	Other Assets in Excess of Liabilities - 33.3%	1,969,407
	TOTAL NET ASSETS - 100.0%	$5,912,630

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,943,223.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.0971% representing 1 month LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	Credit Suisse International	12/17/2018	226,405	$6,063,623	$(118,194)
1.8499% representing 1 month LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	Citibank N.A.	12/24/2018	423,127	11,363,922	(193,575)
					$17,427,545	$(311,769)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
COMMON STOCKS - 81.6%
Chemical Manufacturing - 70.7%
2,438	Abbott Laboratories	$141,721
1,223	AbbVie, Inc.	118,081
2,553	Akorn, Inc. (a)	36,840
685	Alexion Pharmaceuticals, Inc. (a)	80,577
4,164	Amphastar Pharmaceuticals, Inc. (a)	79,491
2,181	Bristol-Myers Squibb Co.	113,695
1,534	Celgene Corp. (a)	133,611
4,876	Corcept Therapeutics, Inc. (a)	81,332
1,207	Eagle Pharmaceuticals, Inc. (a)	62,776
1,863	Eli Lilly and Co.	151,033
1,588	Emergent BioSolutions, Inc. (a)	82,354
988	Enanta Pharmaceuticals, Inc. (a)	91,933
11,959	Endo International PLC (a)	68,525
3,827	Impax Laboratories, Inc. (a)	71,948
4,840	Innoviva, Inc. (a)	70,180
543	Jazz Pharmaceuticals PLC (a)	82,558
504	Ligand Pharmaceuticals, Inc. (a)	78,044
1,900	Mylan NV (a)	73,644
901	Perrigo Co. PLC	70,404
4,024	Pfizer, Inc.	147,319
248	Regeneron Pharmaceuticals, Inc. (a)	75,313
3,834	Spectrum Pharmaceuticals, Inc. (a)	61,037
2,040	Supernus Pharmaceuticals, Inc. (a)	95,676
783	Taro Pharmaceutical Industries Ltd. (a)	79,850
667	United Therapeutics Corp. (a)	73,443
4,294	Valeant Pharmaceuticals International, Inc. (a)	77,593
4,445	Vanda Pharmaceuticals, Inc. (a)	62,008
		2,360,986
Credit Intermediation and Related Activities - 2.6%
3,512	Retrophin, Inc. (a)	88,151
Professional, Scientific, and Technical Services - 8.3%
788	Amgen, Inc.	137,490
505	Biogen, Inc. (a)	138,168
		275,658
	TOTAL COMMON STOCKS (Cost $3,046,234)	$2,724,795
Shares		Fair Value
SHORT TERM INVESTMENTS - 4.4%
Money Market Funds - 4.4%
147,941	Dreyfus Government Cash Management, 1.60% (b)(c)	$147,941
	TOTAL SHORT TERM INVESTMENTS (Cost $147,941)	$147,941
	TOTAL INVESTMENTS (Cost $3,194,175) - 86.0%	$2,872,736
	Other Assets in Excess of Liabilities - 14.0%	466,943
	TOTAL NET ASSETS - 100.0%	$3,339,679

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2018.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $147,941.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dynamic Pharmaceutical IntellidexSM Index	2.3499% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	1,249	$7,339,965	$(49,059)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
COMMON STOCKS - 58.1%
Credit Intermediation and Related Activities - 53.7%
14,891	Associated Banc-Corp	$393,867
4,700	The Bancorp, Inc. (a)	48,645
9,478	BancorpSouth, Inc.	313,248
3,345	Bank of Hawaii Corp.	281,682
11,158	Bank of the Ozarks, Inc.	522,194
12,221	BankUnited, Inc.	484,074
2,102	Banner Corp.	120,655
10,562	BB&T Corp.	557,674
1,744	BOK Financial Corp.	175,586
5,017	Cadence Bancorp	146,647
1,055	Carolina Financial Corp.	41,366
4,456	Cathay General Bancorp	178,285
6,070	CenterState Bank Corp.	175,909
2,205	Central Pacific Financial Corp.	64,121
4,433	Chemical Financial Corp.	243,327
10,696	CIT Group, Inc.	566,353
12,794	Citizens Financial Group, Inc.	530,823
3,704	Columbia Banking System, Inc.	148,938
5,790	Comerica, Inc.	547,618
6,452	Commerce Bancshares, Inc.	409,831
3,023	Community Bank System, Inc.	170,044
1,329	ConnectOne Bancorp, Inc.	35,086
2,873	Customers Bancorp, Inc. (a)	82,800
4,721	CVB Financial Corp.	104,570
2,161	Eagle Bancorp, Inc. (a)	126,851
8,687	East West Bancorp, Inc.	578,728
1,638	Enterprise Financial Services Corp.	83,292
33,144	F.N.B. Corp.	430,872
1,336	FB Financial Corp.	53,213
1,090	Fidelity Southern Corp.	24,776
17,300	Fifth Third Bancorp	573,841
26,056	First BanCorp (a)	188,124
6,684	First Commonwealth Financial Corp.	101,196
4,644	First Financial Bancorp	143,732
3,284	First Financial Bankshares, Inc.	162,722
4,921	First Hawaiian, Inc.	135,574
29,054	First Horizon National Corp.	531,688
2,561	First Merchants Corp.	110,328
8,213	First Midwest Bancorp, Inc.	199,658
5,991	First Republic Bank	556,384
12,481	Fulton Financial Corp.	210,929
4,797	Glacier Bancorp, Inc.	177,633
3,253	Great Western Bancorp, Inc.	133,828
2,314	Green Bancorp, Inc. (a)	52,181
1,219	Guaranty Bancorp	34,741
7,501	Hancock Holding Co.	366,424
2,127	Hanmi Financial Corp. Class A	58,705
1,940	Heartland Financial USA, Inc.	104,081
2,507	Heritage Financial Corp.	74,458
13,123	Home Bancshares, Inc.	304,978
6,231	Hope Bancorp, Inc.	107,734
35,869	Huntington Bancshares, Inc.	534,807
5,522	IBERIABANK Corp.	413,874
995	Independent Bank Corp.	71,938
1,451	Independent Bank Group, Inc.	103,601
2,335	International Bancshares Corp.	92,933
30,571	Investors Bancorp, Inc.	408,734
Shares		Fair Value
Credit Intermediation and Related Activities (continued)
26,720	KeyCorp	$532,262
1,519	Lakeland Bancorp, Inc.	29,620
2,966	LegacyTexas Financial Group, Inc.	121,814
1,351	Live Oak Bancshares, Inc.	38,166
3,007	M&T Bank Corp.	548,086
5,378	MB Financial, Inc.	229,210
1,649	NBT Bancorp, Inc.	60,254
3,744	OFG Bancorp	50,544
10,638	Old National Bancorp	182,974
2,798	Opus Bank	78,904
4,546	Pacific Premier Bancorp, Inc. (a)	180,703
10,936	PacWest Bancorp	560,361
984	Peapack-Gladstone Financial Corp.	32,511
29,371	People's United Financial, Inc.	537,196
5,971	Pinnacle Financial Partners, Inc.	382,443
3,643	PNC Financial Services Group, Inc.	530,457
11,240	Popular, Inc.	520,300
1,214	Preferred Bank	77,380
5,815	Prosperity Bancshares, Inc.	417,343
29,430	Regions Financial Corp.	550,341
2,614	Sandy Spring Bancorp, Inc.	103,593
3,067	Seacoast Banking Corp. of Florida (a)	84,741
3,758	Signature Bank (a)	477,830
2,205	South State Corp.	190,843
1,812	Southside Bancshares, Inc.	63,112
1,402	State Bank Financial Corp.	44,177
23,300	Sterling Bancorp	553,375
8,124	SunTrust Banks, Inc.	542,683
2,186	SVB Financial Group (a)	654,947
10,526	Synovus Financial Corp.	550,194
16,862	TCF Financial Corp.	418,683
6,269	Texas Capital Bancshares, Inc. (a)	618,437
3,814	Trustmark Corp.	119,416
3,003	UMB Financial Corp.	229,970
21,645	Umpqua Holdings Corp.	509,956
4,607	Union Bankshares Corp.	174,191
9,093	United Bankshares, Inc.	308,707
5,819	United Community Banks, Inc.	185,801
1,801	Univest Corp. of Pennsylvania	51,779
29,899	Valley National Bancorp	375,232
7,835	Webster Financial Corp.	471,589
8,769	Western Alliance Bancorp (a)	517,196
4,526	Wintrust Financial Corp.	404,851
10,376	Zions Bancorp	568,086
		27,476,159
Insurance Carriers and Related Activities - 0.3%
5,556	Hilltop Holdings, Inc.	124,566
Management of Companies and Enterprises - 3.9%
2,773	Ameris Bancorp	143,364
8,899	Banc of California, Inc.	170,861
2,845	Berkshire Hills Bancorp, Inc.	107,968
5,347	Boston Private Financial Holdings, Inc.	85,819
3,825	Brookline Bancorp, Inc.	63,495
780	City Holding Co.	55,832
5,229	Cullen/Frost Bankers, Inc.	598,459
2,600	FCB Financial Holdings, Inc. (a)	150,280
2,574	First Interstate BancSystem, Inc.	104,247

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2018

Shares		Fair Value
Management of Companies and Enterprises (continued)
1,273	Franklin Financial Network, Inc. (a)	$42,900
1,892	National Bank Holdings Corp.	66,561
2,065	Renasant Corp.	93,400
1,874	ServisFirst Bancshares, Inc.	78,633
6,605	Simmons First National Corp.	199,471
1,459	Triumph Bancorp, Inc. (a)	56,682
		2,017,972
Monetary Authorities-Central Bank - 0.1%
1,159	Westamerica Bancorp	64,684
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
1,232	TriState Capital Holdings, Inc. (a)	30,800
	TOTAL COMMON STOCKS (Cost $28,071,178)	$29,714,181
SHORT TERM INVESTMENTS - 26.4%
Money Market Funds - 26.4%
13,528,045	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (b)(c)	$13,528,045
	TOTAL SHORT TERM INVESTMENTS (Cost $13,528,045)	$13,528,045
	TOTAL INVESTMENTS (Cost $41,599,223) - 84.5%	$43,242,226
	Other Assets in Excess of Liabilities - 15.5%	7,951,160
	TOTAL NET ASSETS - 100.0%	$51,193,386

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2018.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,528,045.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Regional Banks Select Industry Index	2.5171% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	15,791	$29,539,653	$937,165
Total return of S&P Regional Banks Select Industry Index	2.3183% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	40,930	79,812,824	(660,760)
Total return of S&P Regional Banks Select Industry Index	2.3971% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	7,328	13,836,143	309,115
					$123,188,620	$585,520

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Regional Banks Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 43.5%
Money Market Funds - 43.5%
1	Dreyfus Government Cash Management, 1.60% (a)	$1
1,058,497	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	1,058,497
	TOTAL SHORT TERM INVESTMENTS (Cost $1,058,498) (b)	$1,058,498
	TOTAL INVESTMENTS (Cost $1,058,498) - 43.5%	$1,058,498
	Other Assets in Excess of Liabilities - 56.5%	1,372,408
	TOTAL NET ASSETS - 100.0%	$2,430,906

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,058,498.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.9483% representing 1 month LIBOR rate + spread	Total return of S&P Regional Banks Select Industry Index	UBS Securities LLC	12/18/2018	3,771	$7,347,587	$54,673

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
COMMON STOCKS - 56.9%
Administrative and Support Services - 1.3%
66	Booking Holdings, Inc. (a)	$143,748
3,356	TripAdvisor, Inc. (a)	125,581
		269,329
Apparel Manufacturing - 1.1%
9,640	Guess?, Inc.	224,516
Broadcasting (except Internet) - 0.6%
5,169	Qurate Retail, Inc. (a)	121,006
Clothing and Clothing Accessories Stores - 14.7%
6,476	Abercrombie & Fitch Co. Class A	165,915
7,389	American Eagle Outfitters, Inc.	152,804
3,312	Caleres, Inc.	108,402
16,675	Chicos FAS, Inc.	165,583
1,054	Childrens Place Retail Stores, Inc.	134,438
7,569	DSW, Inc. Class A	168,789
19,673	Express, Inc. (a)	154,236
13,805	Finish Line, Inc. Class A	187,334
3,393	Foot Locker, Inc.	146,170
4,367	Gap, Inc.	127,691
3,601	Genesco, Inc. (a)	153,943
3,416	L Brands, Inc.	119,252
2,889	Nordstrom, Inc.	146,068
1,875	Ross Stores, Inc.	151,594
2,953	Signet Jewelers Ltd.	114,813
6,131	Tailored Brands, Inc.	193,433
6,866	The Buckle, Inc. (b)	158,261
1,419	Tiffany & Co.	145,916
1,746	TJX Companies, Inc.	148,148
4,024	Urban Outfitters, Inc. (a)	162,046
		3,004,836
Data Processing, Hosting and Related Services - 0.3%
7,319	Liberty TripAdvisor Holdings, Inc. Class A (a)	67,335
Electronics and Appliance Stores - 1.9%
1,957	Best Buy Co., Inc.	149,769
4,198	Conn's, Inc. (a)(b)	107,049
9,110	GameStop Corp. Class A (b)	124,352
		381,170
Food and Beverage Stores - 2.7%
1,364	Ingles Markets, Inc.	46,717
5,997	Kroger Co.	151,064
5,723	Sprouts Farmers Market, Inc. (a)	143,247
9,507	SuperValu, Inc. (a)(b)	166,468
1,159	Weis Markets, Inc.	53,337
		560,833
Food Services and Drinking Places - 1.1%
1,305	Casey's General Stores, Inc.	126,063
1,674	Wayfair, Inc. (a)(b)	104,290
		230,353
General Merchandise Stores - 9.9%
2,981	Big Lots, Inc.	126,543
1,128	Burlington Stores, Inc. (a)	153,239
766	Costco Wholesale Corp.	151,025
1,689	Dillard's, Inc. Class A (b)	125,915
Shares		Fair Value
General Merchandise Stores (continued)
1,661	Dollar General Corp.	$160,336
1,557	Dollar Tree, Inc. (a)	149,301
2,105	Five Below, Inc. (a)	148,634
44,159	J.C. Penney Co., Inc. (a)(b)	128,503
2,293	Kohl's Corp.	142,441
5,000	Macy's, Inc.	155,350
1,643	PriceSmart, Inc.	143,927
2,049	Target Corp.	148,757
2,210	Tractor Supply Co.	150,280
1,628	Wal-Mart Stores, Inc.	144,013
		2,028,264
Health and Personal Care Stores - 4.1%
2,084	CVS Health Corp.	145,526
3,090	Petmed Express, Inc.	103,391
82,988	Rite Aid Corp. (a)(b)	138,590
8,257	Sally Beauty Holdings, Inc. (a)	142,764
701	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	175,888
2,045	Walgreens Boots Alliance Inc.	135,890
		842,049
Miscellaneous Manufacturing - 0.5%
2,986	National Vision Holdings, Inc. (a)	99,374
Miscellaneous Store Retailers - 2.8%
58,699	Office Depot, Inc.	134,421
2,422	Ollie's Bargain Outlet Holdings, Inc. (a)	150,648
7,417	Party City Holdings Inc. (a)	116,818
16,751	Rent-A-Center, Inc. (b)	169,352
		571,239
Motion Picture and Sound Recording Industries - 0.7%
436	Netflix, Inc. (a)	136,233
Motor Vehicle and Parts Dealers - 7.2%
1,216	Advance Auto Parts, Inc.	139,171
2,073	Asbury Automotive Group, Inc. (a)	138,995
2,804	AutoNation, Inc. (a)	129,517
218	AutoZone, Inc. (a)	136,145
2,313	CarMax, Inc. (a)	144,563
1,938	Group 1 Automotive, Inc.	126,648
1,350	Lithia Motors, Inc. Class A	129,411
3,359	MarineMax, Inc. (a)	72,554
1,885	Murphy USA, Inc. (a)	117,945
577	O'Reilly Automotive, Inc. (a)	147,752
3,043	Penske Automotive Group, Inc.	137,239
3,106	Sonic Automotive, Inc. Class A	61,499
		1,481,439
Nonstore Retailers - 2.5%
91	Amazon.com, Inc. (a)	142,518
3,491	Liberty Expedia Holdings, Inc. (a)	142,433
4,437	Nutrisystem, Inc.	128,673
2,363	Overstock.com, Inc. (a)(b)	90,030
		503,654
Professional, Scientific, and Technical Services - 0.7%
32,089	Groupon, Inc. (a)	148,893

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2018

Shares		Fair Value
Publishing Industries (except Internet) - 0.7%
1,684	Shutterfly, Inc. (a)	$136,269
Repair and Maintenance - 0.7%
2,647	Monro Muffler Brake, Inc.	148,100
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
3,847	Camping World Holdings, Inc.	110,140
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 2.2%
4,524	Dick's Sporting Goods, Inc.	149,699
6,319	Hibbett Sports, Inc. (a)(b)	171,877
6,418	The Michaels Companies, Inc. (a)	119,503
		441,079
Support Activities for Transportation - 0.7%
1,287	Expedia, Inc.	148,185
	TOTAL COMMON STOCKS (Cost $10,982,714)	$11,654,296
SHORT TERM INVESTMENTS - 31.7%
Money Market Funds - 31.7%
4,008,905	Dreyfus Government Cash Management, 1.60% (c)(d)	$4,008,905
2,494,516	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (c)	2,494,516
	TOTAL SHORT TERM INVESTMENTS (Cost $6,503,421) (e)	$6,503,421
	TOTAL INVESTMENTS (Cost $17,486,135) - 88.6%	$18,157,717
	Other Assets in Excess of Liabilities - 11.4%	2,326,228
	TOTAL NET ASSETS - 100.0%	$20,483,945

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2018.

(d)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,333,954.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Retail Select Industry® Index	2.2471% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	5,178	$24,080,117	$173,757
Total return of S&P Retail Select Industry® Index	1.6999% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	5,444	25,053,506	462,844
					$49,133,623	$636,601

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 57.4%
52,000	Global X Robotics & Artificial Intelligence ETF	$1,201,200
	TOTAL INVESTMENT COMPANIES (Cost $1,272,440)	$1,201,200
SHORT TERM INVESTMENTS - 40.9%
Money Market Funds - 40.9%
857,000	Dreyfus Government Cash Management, 1.60% (a)(b)	$857,000
	TOTAL SHORT TERM INVESTMENTS (Cost $857,000)	$857,000
	TOTAL INVESTMENTS (Cost $2,129,440) - 98.3%	$2,058,200
	Other Assets in Excess of Liabilities - 1.7%	35,693
	TOTAL NET ASSETS - 100.0%	$2,093,893

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $857,000.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Global X Robotics & Artificial Intelligence ETF	2.3971% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	5/20/2019	219,935	$5,379,064	$(302,822)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 28.6%
1,449,726	SPDR® S&P Biotech ETF (a)	$126,097,167
	TOTAL INVESTMENT COMPANIES (Cost $128,347,634)	$126,097,167
SHORT TERM INVESTMENTS - 50.4%
Money Market Funds - 50.4%
142,816,134	Dreyfus Government Cash Management, 1.60% (b)(c)	$142,816,134
78,881,555	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (b)	78,881,555
	TOTAL SHORT TERM INVESTMENTS (Cost $221,697,689) (d)	$221,697,689
	TOTAL INVESTMENTS (Cost $350,045,323) - 79.0%	$347,794,856
	Other Assets in Excess of Liabilities - 21.0%	92,584,116
	TOTAL NET ASSETS - 100.0%	$440,378,972

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at April 30, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $193,837,789.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Biotechnology Select Industry Index	1.5971% representing 1 month LIBOR rate + spread	Citibank N.A.	12/3/2018	65,776	$433,351,574	$9,534,284
Total return of S&P Biotechnology Select Industry Index	1.8983% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/6/2018	14,000	87,349,220	6,670,601
Total return of S&P Biotechnology Select Industry Index	2.0983% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	78,312	525,663,818	3,022,263
Total return of S&P Biotechnology Select Industry Index	1.6471% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	18,871	127,991,354	(664,239)
					$1,174,355,966	$18,562,909

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P Biotech Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 75.6%
Money Market Funds - 75.6%
47,995,162	Dreyfus Government Cash Management, 1.60% (a)	$47,995,162
17,561	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	17,561
	TOTAL SHORT TERM INVESTMENTS (Cost $48,012,723) (b)	$48,012,723
	TOTAL INVESTMENTS (Cost $48,012,723) - 75.6%	$48,012,723
	Other Assets in Excess of Liabilities - 24.4%	15,507,714
	TOTAL NET ASSETS - 100.0%	$63,520,437

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $48,012,723.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.3871% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	Deutsche Bank AG London	12/5/2018	14,219	$96,154,203	$171,680
1.4983% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/6/2018	14,000	87,349,220	(6,812,301)
					$183,503,423	$(6,640,621)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 21.6%
684,555	SPDR® S&P® Oil & Gas Exploration & Production ETF (a)	$26,957,776
	TOTAL INVESTMENT COMPANIES (Cost $26,338,596)	$26,957,776
SHORT TERM INVESTMENTS - 41.2%
Money Market Funds - 41.2%
20,275,572	Dreyfus Government Cash Management, 1.60% (b)(c)	$20,275,572
31,264,688	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (b)	31,264,688
	TOTAL SHORT TERM INVESTMENTS (Cost $51,540,260) (d)	$51,540,260
	TOTAL INVESTMENTS (Cost $77,878,856) - 62.8%	$78,498,036
	Other Assets in Excess of Liabilities - 37.2%	46,552,911
	TOTAL NET ASSETS - 100.0%	$125,050,947

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at April 30, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,128,906.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	1.5971% representing 1 month LIBOR rate + spread	Citibank N.A.	12/5/2018	5,850	$31,968,086	$3,020,645
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	1.4671% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/5/2018	10,648	58,635,021	5,149,333
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	1.7371% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2018	24,495	126,776,098	19,857,475
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	1.9871% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	17,103	91,644,389	10,863,538
					$309,023,594	$38,890,991

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 70.4%
Money Market Funds - 70.4%
6,527,457	Dreyfus Government Cash Management, 1.60% (a)	$6,527,457
49,736,809	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	49,736,809
	TOTAL SHORT TERM INVESTMENTS (Cost $56,264,266) (b)	$56,264,266
	TOTAL INVESTMENTS (Cost $56,264,266) - 70.4%	$56,264,266
	Other Assets in Excess of Liabilities - 29.6%	23,690,736
	TOTAL NET ASSETS - 100.0%	$79,955,002

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $56,264,266.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.2471% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Deutsche Bank AG London	12/3/2018	4,615	$26,447,828	$(1,203,745)
1.4471% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/13/2018	19,195	104,663,742	(10,306,837)
1.7671% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Credit Suisse International	12/17/2018	16,210	88,934,792	(8,144,692)
					$220,046,362	$(19,655,274)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
COMMON STOCKS - 80.1%
Computer and Electronic Product Manufacturing - 67.1%
1,266,651	Advanced Micro Devices, Inc. (a)(b)	$13,781,163
296,096	Analog Devices, Inc.	25,863,986
216,608	Broadcom Ltd.	49,694,207
82,819	Cirrus Logic, Inc. (a)	3,020,409
463,981	Cypress Semiconductor Corp.	6,764,843
172,970	Integrated Device Technology, Inc. (a)	4,813,755
1,083,099	Intel Corp.	55,909,570
642,012	Marvell Technology Group Ltd.	12,878,761
367,554	Maxim Integrated Products, Inc.	20,031,693
67,676	Mellanox Technologies Ltd. (a)	5,319,334
300,157	Microchip Technology, Inc.	25,111,135
546,879	Micron Technology, Inc. (a)	25,145,496
153,619	Microsemi Corp. (a)	9,937,613
71,213	MKS Instruments, Inc.	7,292,211
54,262	Monolithic Power Systems, Inc.	6,354,080
220,605	NVIDIA Corp.	49,614,065
556,063	ON Semiconductor Corp. (a)	12,277,871
165,329	Qorvo, Inc. (a)	11,143,175
821,322	QUALCOMM, Inc.	41,895,635
238,510	Skyworks Solutions, Inc.	20,693,128
615,751	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	23,675,626
256,384	Teradyne, Inc.	8,345,299
492,717	Texas Instruments, Inc.	49,976,285
333,050	Xilinx, Inc.	21,395,132
		510,934,472
Machinery Manufacturing - 8.8%
463,498	Applied Materials, Inc.	23,021,946
96,602	ASML Holding NV ADR (Netherlands) (b)	18,204,647
139,127	Lam Research Corp.	25,746,842
		66,973,435
Merchant Wholesalers, Durable Goods - 3.5%
184,480	Entegris, Inc.	5,940,256
204,707	KLA-Tencor Corp.	20,826,890
		26,767,146
Shares		Fair Value
Primary Metal Manufacturing - 0.7%
55,821	Silicon Laboratories, Inc. (a)	$5,185,771
	TOTAL COMMON STOCKS (Cost $640,670,904)	$609,860,824
SHORT TERM INVESTMENTS - 16.8%
Money Market Funds - 16.8%
98,705,593	Dreyfus Government Cash Management, 1.60% (c)(d)	$98,705,593
29,064,286	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (c)	29,064,286
	TOTAL SHORT TERM INVESTMENTS (Cost $127,769,879) (e)	$127,769,879
	TOTAL INVESTMENTS (Cost $768,440,783) - 96.9%	$737,630,703
	Other Assets in Excess of Liabilities - 3.1%	23,950,141
	TOTAL NET ASSETS - 100.0%	$761,580,844

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2018.

(d)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $122,091,726.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of PHLX Semiconductor Sector Index	2.3471% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/3/2018	143,032	$180,357,570	$(2,981,719)
Total return of PHLX Semiconductor Sector Index	2.3183% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	459,161	573,099,039	(1,770,652)
Total return of PHLX Semiconductor Sector Index	2.4899% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	373,728	464,792,433	206,880
Total return of PHLX Semiconductor Sector Index	2.3499% representing 1 month LIBOR rate + spread	Citibank N.A.	12/20/2018	370,000	460,156,050	215,553
					$1,678,405,092	$(4,329,938)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 43.2%
Money Market Funds - 43.2%
1	Dreyfus Government Cash Management, 1.60% (a)	$1
22,186,154	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	22,186,154
	TOTAL SHORT TERM INVESTMENTS (Cost $22,186,155) (b)	$22,186,155
	TOTAL INVESTMENTS (Cost $22,186,155) - 43.2%	$22,186,155
	Other Assets in Excess of Liabilities - 56.8%	29,221,109
	TOTAL NET ASSETS - 100.0%	$51,407,264

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,186,155.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.9583% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	UBS Securities LLC	12/18/2018	123,940	$154,195,752	$(26,900)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 64.8%
5,860,550	Technology Select Sector SPDR Fund	$383,631,603
	TOTAL INVESTMENT COMPANIES (Cost $340,857,694)	$383,631,603
SHORT TERM INVESTMENTS - 21.5%
Money Market Funds - 21.5%
85,064,995	Dreyfus Government Cash Management, 1.60% (a)	$85,064,995
42,431,860	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	42,431,860
	TOTAL SHORT TERM INVESTMENTS (Cost $127,496,855) (b)	$127,496,855
	TOTAL INVESTMENTS (Cost $468,354,549) - 86.3%	$511,128,458
	Other Assets in Excess of Liabilities - 13.7%	80,930,437
	TOTAL NET ASSETS - 100.0%	$592,058,895

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $127,496,855.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Technology Select Sector Index	2.3971% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	463,479	$304,418,236	$(163,651)
Total return of Technology Select Sector Index	2.5099% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	1,006,730	655,180,186	5,767,966
Total return of Technology Select Sector Index	2.3499% representing 1 month LIBOR rate + spread	Citibank N.A.	12/20/2018	650,000	423,750,935	3,009,591
					$1,383,349,357	$8,613,906

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 65.5%
Money Market Funds - 65.5%
11,388,083	Dreyfus Government Cash Management, 1.60% (a)	$11,388,083
5,727,170	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	5,727,170
	TOTAL SHORT TERM INVESTMENTS (Cost $17,115,253) (b)	$17,115,253
	TOTAL INVESTMENTS (Cost $17,115,253) - 65.5%	$17,115,253
	Other Assets in Excess of Liabilities - 34.5%	9,019,696
	TOTAL NET ASSETS - 100.0%	$26,134,949

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,115,253.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.1071% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Credit Suisse International	12/17/2018	42,990	$28,603,246	$388,625
1.9271% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Deutsche Bank AG London	12/21/2018	76,386	49,006,432	(1,152,717)
					$77,609,678	$(764,092)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Transportation Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
COMMON STOCKS - 74.6%
Air Transportation - 13.1%
4,027	Alaska Air Group, Inc.	$261,473
4,027	American Airlines Group, Inc.	172,879
4,027	Delta Air Lines, Inc.	210,290
4,027	JetBlue Airways Corp. (a)	77,278
4,027	Southwest Airlines Co.	212,746
4,027	United Continental Holdings, Inc. (a)	271,984
		1,206,650
Couriers and Messengers - 15.7%
4,027	FedEx Corp.	995,474
4,027	United Parcel Service, Inc. Class B	457,065
		1,452,539
Miscellaneous Manufacturing - 1.3%
4,027	Matson, Inc.	117,709
Rail Transportation - 19.3%
4,027	CSX Corp.	239,163
4,027	Kansas City Southern Railway Co.	429,399
4,027	Norfolk Southern Corp.	577,754
4,027	Union Pacific Corp.	538,128
		1,784,444
Rental and Leasing Services - 5.1%
4,027	Avis Budget Group, Inc. (a)	198,974
4,027	Ryder System, Inc.	271,541
		470,515
Support Activities for Transportation - 6.8%
4,027	C.H. Robinson Worldwide, Inc.	370,605
4,027	Expeditors International of Washington, Inc.	257,164
		627,769
Shares		Fair Value
Truck Transportation - 9.6%
4,027	J.B. Hunt Transport Services, Inc.	$472,891
4,027	Landstar System, Inc.	409,344
		882,235
Water Transportation - 3.7%
4,027	Kirby Corp. (a)	343,503
	TOTAL COMMON STOCKS (Cost $6,983,911)	$6,885,364
SHORT TERM INVESTMENTS - 12.1%
Money Market Funds - 12.1%
1,119,774	Dreyfus Government Cash Management, 1.60% (b)(c)	$1,119,774
	TOTAL SHORT TERM INVESTMENTS (Cost $1,119,774)	$1,119,774
	TOTAL INVESTMENTS (Cost $8,103,685) - 86.7%	$8,005,138
	Other Assets in Excess of Liabilities - 13.3%	1,228,104
	TOTAL NET ASSETS - 100.0%	$9,233,242

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2018.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,119,774.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones Transportation Average	2.2971% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	1,997	$21,224,612	$(458,384)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Utilities Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 49.4%
48,142	Utilities Select Sector SPDR Fund	$2,482,202
	TOTAL INVESTMENT COMPANIES (Cost $2,452,295)	$2,482,202
SHORT TERM INVESTMENTS - 18.5%
Money Market Funds - 18.5%
930,232	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	$930,232
	TOTAL SHORT TERM INVESTMENTS (Cost $930,232) (b)	$930,232
	TOTAL INVESTMENTS (Cost $3,382,527) - 67.9%	$3,412,434
	Other Assets in Excess of Liabilities - 32.1%	1,611,335
	TOTAL NET ASSETS - 100.0%	$5,023,769

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $930,233.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Utilities Select Sector Index	2.4871% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	24,163	$12,451,034	$133,629

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 39.5%
23,000	iShares 7-10 Year Treasury Bond ETF	$2,339,100
	TOTAL INVESTMENT COMPANIES (Cost $2,397,187)	$2,339,100
SHORT TERM INVESTMENTS - 45.6%
Money Market Funds - 45.6%
997,210	Dreyfus Government Cash Management, 1.60% (a)	$997,210
1,706,197	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	1,706,197
	TOTAL SHORT TERM INVESTMENTS (Cost $2,703,407) (b)	$2,703,407
	TOTAL INVESTMENTS (Cost $5,100,594) - 85.1%	$5,042,507
	Other Assets in Excess of Liabilities - 14.9%	883,626
	TOTAL NET ASSETS - 100.0%	$5,926,133

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,703,407.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 7-10 Year Treasury Bond ETF	0.6471% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	81,812	$8,576,967	$(235,589)
Total return of iShares 7-10 Year Treasury Bond ETF	1.1671% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	70,000	7,432,600	(277,017)
					$16,009,567	$(512,606)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 59.1%
Money Market Funds - 59.1%
7,711,248	Dreyfus Government Cash Management, 1.60% (a)	$7,711,248
6,458,546	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	6,458,546
	TOTAL SHORT TERM INVESTMENTS (Cost $14,169,794) (b)	$14,169,794
	TOTAL INVESTMENTS (Cost $14,169,794) - 59.1%	$14,169,794
	Other Assets in Excess of Liabilities - 40.9%	9,806,881
	TOTAL NET ASSETS - 100.0%	$23,976,675

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,169,794.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.1471% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Deutsche Bank AG London	12/17/2018	357,278	$36,388,747	$(38,639)
0.9971% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/19/2018	175,000	18,551,750	666,674
0.7771% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/19/2018	175,000	18,581,500	704,335
					$73,521,997	$1,332,370

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 52.7%
467,434	iShares 20+ Year Treasury Bond ETF (a)	$55,671,389
	TOTAL INVESTMENT COMPANIES (Cost $58,615,069)	$55,671,389
SHORT TERM INVESTMENTS - 27.8%
Money Market Funds - 27.8%
19,550,350	Dreyfus Government Cash Management, 1.60% (b)(c)	$19,550,350
9,794,748	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (b)	9,794,748
	TOTAL SHORT TERM INVESTMENTS (Cost $29,345,098) (d)	$29,345,098
	TOTAL INVESTMENTS (Cost $87,960,167) - 80.5%	$85,016,487
	Other Assets in Excess of Liabilities - 19.5%	20,621,684
	TOTAL NET ASSETS - 100.0%	$105,638,171

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at April 30, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,138,548.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 20+ Year Treasury Bond ETF	1.2999% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	1,023,481	$120,740,637	$1,130,529
Total return of iShares 20+ Year Treasury Bond ETF	1.5471% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	100,000	12,733,000	(761,847)
Total return of iShares 20+ Year Treasury Bond ETF	1.6499% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	820,000	96,719,000	916,404
Total return of iShares 20+ Year Treasury Bond ETF	1.5471% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	250,000	30,281,055	(534,382)
					$260,473,692	$750,704

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 54.3%
Money Market Funds - 54.3%
99,349,049	Dreyfus Government Cash Management, 1.60% (a)	$99,349,049
126,613,698	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)	126,613,698
	TOTAL SHORT TERM INVESTMENTS (Cost $225,962,747) (b)	$225,962,747
	TOTAL INVESTMENTS (Cost $225,962,747) - 54.3%	$225,962,747
	Other Assets in Excess of Liabilities - 45.7%	190,316,019
	TOTAL NET ASSETS - 100.0%	$416,278,766

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $225,962,747.

Short Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.2971% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/5/2018	3,500,000	$443,135,000	$24,595,399
1.2771% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/19/2018	1,600,000	203,728,000	12,049,316
0.9371% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse International	12/19/2018	4,985,636	597,306,747	3,233,229
1.3471% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Deutsche Bank AG London	3/25/2019	400,000	46,688,996	(1,043,969)
					$1,290,858,743	$38,833,975

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Emerging Markets Bond Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 68.9%
7,000	iShares J.P. Morgan USD Emerging Markets Bond ETF	$770,980
	TOTAL INVESTMENT COMPANIES (Cost $808,291)	$770,980
SHORT TERM INVESTMENTS - 23.7%
Money Market Funds - 23.7%
265,087	Goldman Sachs Financial Square Treasury Instruments Fund, 1.57% (a)(b)	$265,087
	TOTAL SHORT TERM INVESTMENTS (Cost $265,087)	$265,087
	TOTAL INVESTMENTS (Cost $1,073,378) - 92.6%	$1,036,067
	Other Assets in Excess of Liabilities - 7.4%	82,533
	TOTAL NET ASSETS - 100.0%	$1,118,600

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $265,087.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares J.P. Morgan USD Emerging Markets Bond ETF	2.2999% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	23,469	$2,598,233	$(14,351)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$54,362,073	$2,372,878	$1,005,262,242	$154,165,345
Cash equivalents	7,542,120	1,779,813	119,287,131	141,819,232
Receivable for Fund shares sold	—	—	10,445,728	—
Receivable for investments sold	—	—	—	455,689
Deposit at broker for futures contracts	—	—	12,504,800	—
Dividend and interest receivable	27,906	5,196	385,246	358,145
Due from broker for swap contracts	170,660	6,977	1,047,787	588
Unrealized appreciation on swap contracts	1,584,022	48,326	33,762,273	3,481,882
Prepaid expenses and other assets	6,695	3,883	31,125	31,902
Total Assets	63,693,476	4,217,073	1,182,726,332	300,312,783
Liabilities:
Payable for Fund shares redeemed	—	648,468	27,660	—
Unrealized depreciation on swap contracts	555,464	7,214	3,332,979	9,128,612
Due to investment adviser, net	38,174	534	737,925	192,443
Due to broker for swap contracts	3,073,907	10,832	54,091,736	2,895,003
Due to broker for futures contracts	—	—	549,909	—
Variation margin payable	—	—	2,205,000	—
Accrued expenses and other liabilities	51,481	13,057	591,190	193,704
Total Liabilities	3,719,026	680,105	61,536,399	12,409,762
Net Assets	$59,974,450	$3,536,968	$1,121,189,933	$287,903,021
Net Assets Consist of:
Capital stock	$47,472,957	$76,648,982	$1,051,461,068	$1,718,575,675
Undistributed (Accumulated) net investment income (loss)	(14,575)	(14,108)	998,315	(518,578)
Undistributed (Accumulated) net realized gain (loss)	11,623,188	(73,139,018)	48,313,465	(1,424,507,346)
Net unrealized appreciation (depreciation) on:
Investment securities	(135,678)	—	3,950,341	—
Futures contracts	—	—	(13,962,550)	—
Swap contracts	1,028,558	41,112	30,429,294	(5,646,730)
Net Assets	$59,974,450	$3,536,968	$1,121,189,933	$287,903,021
Calculation of Net Asset Value Per Share:
Net assets	$59,974,450	$3,536,968	$1,121,189,933	$287,903,021
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,400,132	264,407	27,205,004	9,953,892
Net assets value, redemption price and offering price per share	$42.83	$13.38	$41.21	$28.92
Cost of Investments	$54,497,751	$2,372,878	$1,001,311,901	$154,165,345

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily EURO STOXX 50® Bull 3X Shares	Direxion Daily FTSE China Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$751,633,022	$245,824,869	$3,761,305	$281,261,736
Cash equivalents	40,481,470	152,010,141	379,552	37,555,040
Receivable for Fund shares sold	3,425,387	—	—	9,890
Dividend and interest receivable	141,334	480,926	1,942	111,427
Due from broker for swap contracts	11,334,336	10,366	—	—
Unrealized appreciation on swap contracts	33,388,126	2,607,693	—	6,795,488
Prepaid expenses and other assets	25,392	27,045	27,849	12,798
Total Assets	840,429,067	400,961,040	4,170,648	325,746,379
Liabilities:
Collateral for securities loaned (Note 2)	23,079,639	—	—	3,961,632
Unrealized depreciation on swap contracts	—	16,210,108	141,878	265,419
Due to investment adviser, net	506,377	221,445	218	191,697
Due to broker for swap contracts	52,455,409	1,258,155	2,631	6,014,089
Accrued expenses and other liabilities	528,344	335,255	9,867	285,354
Total Liabilities	76,569,769	18,024,963	154,594	10,718,191
Net Assets	$763,859,298	$382,936,077	$4,016,054	$315,028,188
Net Assets Consist of:
Capital stock	$594,277,169	$3,651,229,743	$3,782,454	$293,469,859
Accumulated net investment loss	(552,514)	(597,000)	(3,203)	(840,122)
Undistributed (Accumulated) net realized gain (loss)	135,494,821	(3,254,094,251)	269,699	20,407,484
Net unrealized appreciation (depreciation) on:
Investment securities	1,251,696	—	108,982	(4,539,102)
Swap contracts	33,388,126	(13,602,415)	(141,878)	6,530,069
Net Assets	$763,859,298	$382,936,077	$4,016,054	$315,028,188
Calculation of Net Asset Value Per Share:
Net assets	$763,859,298	$382,936,077	$4,016,054	$315,028,188
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	11,150,068	33,470,375	150,001	9,600,013
Net assets value, redemption price and offering price per share	$68.51	$11.44	$26.77	$32.82
Cost of Investments	$750,381,326	$245,824,869	$3,652,323	$285,800,838

*  Securities loaned with values of $22,372,660, $–, $– and $3,868,369, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily Latin America Bull 3X Shares	Direxion Daily MSCI Brazil Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$28,216,682	$42,893,946	$18,668,412	$143,553,210
Cash equivalents	18,356,631	21,453,544	1,310,967	8,454,194
Receivable for Fund shares sold	—	19,182	—	79,266
Dividend and interest receivable	66,122	38,691	9,513	40,033
Due from broker for swap contracts	31,309	86,974	—	17,735
Unrealized appreciation on swap contracts	—	3,662,566	—	16,346,056
Prepaid expenses and other assets	4,695	8,839	6,037	10,450
Total Assets	46,675,439	68,163,742	19,994,929	168,500,944
Liabilities:
Unrealized depreciation on swap contracts	892,786	64,290	776,057	1,306,521
Due to investment adviser, net	29,397	52,650	9,819	94,291
Due to broker for swap contracts	14,132	4,351,396	51,121	21,486,290
Accrued expenses and other liabilities	52,136	45,655	22,879	88,593
Total Liabilities	988,451	4,513,991	859,876	22,975,695
Net Assets	$45,686,988	$63,649,751	$19,135,053	$145,525,249
Net Assets Consist of:
Capital stock	$131,362,241	$65,960,607	$57,608,412	$86,290,330
Undistributed (Accumulated) net investment income (loss)	(47,979)	203,659	(42,403)	(904,377)
Undistributed (Accumulated) net realized gain (loss)	(84,734,488)	(4,921,821)	(37,688,364)	52,220,469
Net unrealized appreciation (depreciation) on:
Investment securities	—	(1,190,970)	33,465	(7,120,708)
Swap contracts	(892,786)	3,598,276	(776,057)	15,039,535
Net Assets	$45,686,988	$63,649,751	$19,135,053	$145,525,249
Calculation of Net Asset Value Per Share:
Net assets	$45,686,988	$63,649,751	$19,135,053	$145,525,249
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	927,337	1,700,001	519,092	3,453,728
Net assets value, redemption price and offering price per share	$49.27	$37.44	$36.86	$42.14
Cost of Investments	$28,216,682	$44,084,916	$18,634,947	$150,673,918

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily MSCI Developed Markets Bull 3X Shares	Direxion Daily MSCI Developed Markets Bear 3X Shares	Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$32,638,513	$1,946,962	$296,759,055	$41,821,396
Cash equivalents	7,080	1,474,727	41,572,442	25,346,089
Due from investment adviser, net (Note 6)	—	4,126	—	—
Dividend and interest receivable	15,141	3,931	130,065	645,002
Due from broker for swap contracts	2,400	—	3	—
Unrealized appreciation on swap contracts	568,377	—	2,470,828	3,497,300
Prepaid expenses and other assets	39,213	37,127	13,245	29,778
Total Assets	33,270,724	3,466,873	340,945,638	71,339,565
Liabilities:
Unrealized depreciation on swap contracts	133,020	103,705	5,308,870	1,173
Due to investment adviser, net	14,848	—	215,563	38,911
Due to broker for swap contracts	850,756	—	7,352,875	2,190,000
Accrued expenses and other liabilities	21,357	11,506	173,894	46,321
Total Liabilities	1,019,981	115,211	13,051,202	2,276,405
Net Assets	$32,250,743	$3,351,662	$327,894,436	$69,063,160
Net Assets Consist of:
Capital stock	$28,855,473	$47,121,567	$411,563,944	$493,160,363
Accumulated net investment loss	(65,810)	(7,659)	(857,093)	(82,754)
Undistributed (Accumulated) net realized gain (loss)	3,265,223	(43,658,541)	(79,362,771)	(427,510,576)
Net unrealized appreciation (depreciation) on:
Investment securities	(239,500)	—	(611,602)	—
Swap contracts	435,357	(103,705)	(2,838,042)	3,496,127
Net Assets	$32,250,743	$3,351,662	$327,894,436	$69,063,160
Calculation of Net Asset Value Per Share:
Net assets	$32,250,743	$3,351,662	$327,894,436	$69,063,160
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	400,001	284,916	2,831,598	1,645,232
Net assets value, redemption price and offering price per share	$80.63	$11.76	$115.80	$41.98
Cost of Investments	$32,878,013	$1,946,962	$297,370,657	$41,821,396

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily MSCI India Bull 3X Shares	Direxion Daily MSCI Japan Bull 3X Shares	Direxion Daily MSCI Mexico Bull 3X Shares	Direxion Daily MSCI South Korea Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$85,055,623	$21,110,518	$12,202,838	$20,076,407
Cash equivalents	33,140,737	5,865,812	4,519,992	450,794
Dividend and interest receivable	49,673	14,015	8,163	11,653
Due from broker for swap contracts	2,058	—	—	25,047
Unrealized appreciation on swap contracts	5,926,327	—	886,999	519,508
Prepaid expenses and other assets	10,956	7,809	7,453	3,939
Total Assets	124,185,374	26,998,154	17,625,445	21,087,348
Liabilities:
Collateral for securities loaned (Note 2)	—	—	60,473	—
Unrealized depreciation on swap contracts	—	265,583	30,745	116,374
Due to investment adviser, net	75,185	13,038	9,172	10,765
Due to broker for swap contracts	5,952,792	99,265	946,442	573,556
Accrued expenses and other liabilities	116,951	24,241	13,597	20,467
Total Liabilities	6,144,928	402,127	1,060,429	721,162
Net Assets	$118,040,446	$26,596,027	$16,565,016	$20,366,186
Net Assets Consist of:
Capital stock	$106,685,606	$26,253,354	$19,242,818	$18,100,394
Accumulated net investment loss	(237,000)	(40,550)	(15,567)	(8,744)
Undistributed (Accumulated) net realized gain (loss)	5,321,534	609,992	(3,218,116)	1,943,591
Net unrealized appreciation (depreciation) on:
Investment securities	343,979	38,814	(300,373)	(72,189)
Swap contracts	5,926,327	(265,583)	856,254	403,134
Net Assets	$118,040,446	$26,596,027	$16,565,016	$20,366,186
Calculation of Net Asset Value Per Share:
Net assets	$118,040,446	$26,596,027	$16,565,016	$20,366,186
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,349,686	350,001	750,001	350,001
Net assets value, redemption price and offering price per share	$87.46	$75.99	$22.09	$58.19
Cost of Investments	$84,711,644	$21,071,704	$12,503,211	$20,148,596

*  Securities loaned with values of $–, $–, $58,955 and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares	Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily Energy Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$160,669,320	$15,850,513	$82,334,514	$337,987,854
Cash equivalents	16,142,106	7,679,336	9,162,205	116,240,207
Dividend and interest receivable	98,160	31,037	67,210	212,016
Due from broker for swap contracts	3,821	151	—	480,274
Unrealized appreciation on swap contracts	1,453,600	371,084	—	54,225,301
Prepaid expenses and other assets	10,774	4,840	33,418	18,535
Total Assets	178,377,781	23,936,961	91,597,347	509,164,187
Liabilities:
Collateral for securities loaned (Note 2)	—	—	365,745	—
Payable for Fund shares redeemed	111,503	—	—	3,383,731
Unrealized depreciation on swap contracts	8,197,560	958,974	7,370,553	—
Due to investment adviser, net	96,723	13,206	60,499	294,536
Due to broker for swap contracts	3,281,547	—	316,438	51,098,668
Accrued expenses and other liabilities	76,494	25,928	46,221	279,400
Total Liabilities	11,763,827	998,108	8,159,456	55,056,335
Net Assets	$166,613,954	$22,938,853	$83,437,891	$454,107,852
Net Assets Consist of:
Capital stock	$255,774,130	$168,251,963	$77,214,327	$526,605,885
Undistributed (Accumulated) net investment income (loss)	(994,869)	(30,546)	86,664	1,562,725
Undistributed (Accumulated) net realized gain (loss)	(76,520,664)	(144,694,674)	14,289,401	(128,848,149)
Net unrealized appreciation (depreciation) on:
Investment securities	(4,900,683)	—	(781,948)	562,090
Swap contracts	(6,743,960)	(587,890)	(7,370,553)	54,225,301
Net Assets	$166,613,954	$22,938,853	$83,437,891	$454,107,852
Calculation of Net Asset Value Per Share:
Net assets	$166,613,954	$22,938,853	$83,437,891	$454,107,852
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,918,002	1,144,595	1,850,001	12,800,017
Net assets value, redemption price and offering price per share	$42.53	$20.04	$45.10	$35.48
Cost of Investments	$165,570,003	$15,850,513	$83,116,462	$337,425,764

*  Securities loaned with values of $–, $–, $357,055 and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Gold Miners Index Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$30,095,546	$1,786,518,468	$70,454,183	$851,403,660
Cash equivalents	14,259,355	187,802,807	76,559,285	398,328,571
Receivable for Fund shares sold	3,781,419	121,243	2,818,793	—
Dividend and interest receivable	55,029	1,406,383	185,470	1,204,444
Due from broker for swap contracts	132	1,727,416	9,058	186,265
Foreign tax reclaims	—	167	—	—
Unrealized appreciation on swap contracts	—	50,097,333	—	19,793,610
Prepaid expenses and other assets	4,753	58,604	6,821	42,027
Total Assets	48,196,234	2,027,732,421	150,033,610	1,270,958,577
Liabilities:
Collateral for securities loaned (Note 2)	—	984,845	—	—
Unrealized depreciation on swap contracts	6,234,652	272,379	7,395,981	33,933,092
Due to investment adviser, net	21,797	1,225,348	93,350	832,296
Due to broker for swap contracts	944	79,996,860	—	53,966,837
Accrued expenses and other liabilities	46,136	1,090,223	118,473	720,813
Total Liabilities	6,303,529	83,569,655	7,607,804	89,453,038
Net Assets	$41,892,705	$1,944,162,766	$142,425,806	$1,181,505,539
Net Assets Consist of:
Capital stock	$239,836,785	$1,509,147,012	$4,176,563,415	$3,011,499,014
Undistributed (Accumulated) net investment income (loss)	(66,461)	45,943,658	(236,652)	(4,917,467)
Undistributed (Accumulated) net realized gain (loss)	(191,642,967)	285,349,077	(4,026,504,976)	(1,792,879,651)
Net unrealized appreciation (depreciation) on:
Investment securities	—	53,898,065	—	(18,056,875)
Futures contracts	—	0	—	—
Swap contracts	(6,234,652)	49,824,954	(7,395,981)	(14,139,482)
Net Assets	$41,892,705	$1,944,162,766	$142,425,806	$1,181,505,539
Calculation of Net Asset Value Per Share:
Net assets	$41,892,705	$1,944,162,766	$142,425,806	$1,181,505,539
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,107,061	30,649,888	12,632,055	47,035,823
Net assets value, redemption price and offering price per share	$37.84	$63.43	$11.27	$25.12
Cost of Investments	$30,095,546	$1,732,620,403	$70,454,183	$869,460,535

*  Securities loaned with values of $–, $959,495, $– and $–, respectively. See Note 2.
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily Gold Miners Index Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bull 3X Shares	Direxion Daily Industrials Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$183,195,944	$132,344,713	$46,530,591	$5,023,826
Cash equivalents	104,154,626	38,560,286	11,956,494	1,411,364
Receivable for Fund shares sold	6,604	—	—	—
Dividend and interest receivable	298,279	79,709	39,954	2,304
Due from broker for swap contracts	770,004	151,662	32,073	5,542
Unrealized appreciation on swap contracts	20,048,502	1,052,274	432,807	—
Prepaid expenses and other assets	18,379	8,585	4,687	32,579
Total Assets	308,492,338	172,197,229	58,996,606	6,475,615
Liabilities:
Collateral for securities loaned (Note 2)	—	—	28,367	—
Payable for Fund shares redeemed	22,011,868	—	—	—
Unrealized depreciation on swap contracts	1,630,031	36,274	—	371,471
Due to investment adviser, net	153,213	101,851	37,409	1,892
Due to broker for swap contracts	6,452,629	7,639,737	3,340,276	36,731
Accrued expenses and other liabilities	186,812	120,293	48,597	10,321
Total Liabilities	30,434,553	7,898,155	3,454,649	420,415
Net Assets	$278,057,785	$164,299,074	$55,541,957	$6,055,200
Net Assets Consist of:
Capital stock	$672,798,454	$149,787,394	$71,984,869	$6,510,998
Undistributed (Accumulated) net investment income (loss)	(454,643)	70,089	(32,982)	10,658
Undistributed (Accumulated) net realized gain (loss)	(412,704,497)	12,849,488	(14,460,396)	(94,253)
Net unrealized appreciation (depreciation) on:
Investment securities	—	576,103	(2,382,341)	(732)
Swap contracts	18,418,471	1,016,000	432,807	(371,471)
Net Assets	$278,057,785	$164,299,074	$55,541,957	$6,055,200
Calculation of Net Asset Value Per Share:
Net assets	$278,057,785	$164,299,074	$55,541,957	$6,055,200
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	11,368,705	3,750,008	950,000	200,001
Net assets value, redemption price and offering price per share	$24.46	$43.81	$58.47	$30.28
Cost of Investments	$183,195,944	$131,768,610	$48,912,932	$5,024,558

*  Securities loaned with values of $–, $–, $27,796 and $-, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares	Direxion Daily MSCI Real Estate Bull 3X Shares	Direxion Daily MSCI Real Estate Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$452,103,965	$74,207,023	$63,037,254	$9,579,094
Cash equivalents	283,248,459	47,529,915	11,822,439	5,354,548
Receivable for Fund shares sold	—	782	14,635	619,799
Dividend and interest receivable	802,464	155,449	71,984	19,697
Due from broker for swap contracts	2,649,126	890,000	238,714	9,011
Unrealized appreciation on swap contracts	29,927,691	5,369,201	4,176,181	403,485
Prepaid expenses and other assets	22,854	11,557	58,020	37,619
Total Assets	768,754,559	128,163,927	79,419,227	16,023,253
Liabilities:
Payable for Fund shares redeemed	—	5,093,226	5,335,094	—
Unrealized depreciation on swap contracts	15,721,550	1,640,562	912,892	615,277
Due to investment adviser, net	483,093	80,897	45,204	4,905
Due to broker for swap contracts	52,619,384	2,075,012	5,406,284	410,000
Accrued expenses and other liabilities	338,945	60,405	68,250	15,403
Total Liabilities	69,162,972	8,950,102	11,767,724	1,045,585
Net Assets	$699,591,587	$119,213,825	$67,651,503	$14,977,668
Net Assets Consist of:
Capital stock	$1,797,426,446	$225,456,102	$84,186,557	$193,711,236
Undistributed (Accumulated) net investment income (loss)	(2,561,281)	(81,171)	622,082	(11,297)
Accumulated net realized loss	(1,104,080,314)	(109,889,745)	(21,180,901)	(178,510,479)
Net unrealized appreciation (depreciation) on:
Investment securities	(5,399,405)	—	760,476	—
Swap contracts	14,206,141	3,728,639	3,263,289	(211,792)
Net Assets	$699,591,587	$119,213,825	$67,651,503	$14,977,668
Calculation of Net Asset Value Per Share:
Net assets	$699,591,587	$119,213,825	$67,651,503	$14,977,668
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	50,606,879	2,287,735	3,850,000	1,208,309
Net assets value, redemption price and offering price per share	$13.82	$52.11	$17.57	$12.40
Cost of Investments	$457,503,370	$74,207,023	$62,276,778	$9,579,094

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Direxion Daily Regional Banks Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$24,080,419	$3,943,223	$2,872,736	$43,242,226
Cash equivalents	11,450,729	2,305,841	398,123	10,039,154
Receivable for Fund shares sold	46,688	—	—	—
Receivable for investments sold	3,588	—	—	—
Due from investment adviser, net (Note 6)	—	—	1,666	—
Dividend and interest receivable	29,149	6,632	3,601	33,794
Due from broker for swap contracts	1,721	222	130,162	—
Foreign tax reclaims	12,616	—	—	—
Unrealized appreciation on swap contracts	5,204,427	—	—	1,246,280
Prepaid expenses and other assets	5,519	3,692	3,995	19,504
Total Assets	40,834,856	6,259,610	3,410,283	54,580,958
Liabilities:
Collateral for securities loaned (Note 2)	174,924	—	—	—
Unrealized depreciation on swap contracts	—	311,769	49,059	660,760
Due to investment adviser, net	22,242	1,132	—	29,908
Due to broker for swap contracts	5,130,000	22,014	2,596	2,672,210
Accrued expenses and other liabilities	33,032	12,065	18,949	24,694
Total Liabilities	5,360,198	346,980	70,604	3,387,572
Net Assets	$35,474,658	$5,912,630	$3,339,679	$51,193,386
Net Assets Consist of:
Capital stock	$241,211,390	$16,303,842	$4,638,013	$43,652,889
Undistributed (Accumulated) net investment income (loss)	(227,652)	(371)	1,338	26,874
Undistributed (Accumulated) net realized gain (loss)	(208,745,168)	(10,079,072)	(929,174)	5,285,100
Net unrealized appreciation (depreciation) on:
Investment securities	(1,968,339)	—	(321,439)	1,643,003
Swap contracts	5,204,427	(311,769)	(49,059)	585,520
Net Assets	$35,474,658	$5,912,630	$3,339,679	$51,193,386
Calculation of Net Asset Value Per Share:
Net assets	$35,474,658	$5,912,630	$3,339,679	$51,193,386
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,657,521	274,855	150,001	650,000
Net assets value, redemption price and offering price per share	$21.40	$21.51	$22.26	$78.76
Cost of Investments	$26,048,758	$3,943,223	$3,194,175	$41,599,223

*  Securities loaned with values of $170,970, $–, $– and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily Regional Banks Bear 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	Direxion Daily S&P Biotech Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$1,058,498	$18,157,717	$2,058,200	$347,794,856
Cash equivalents	1,315,259	4,119,593	341,810	150,025,213
Receivable for Fund shares sold	—	42,070	—	1,117
Due from investment adviser, net (Note 6)	444	—	1,059	—
Dividend and interest receivable	3,338	16,396	810	490,084
Due from broker for swap contracts	—	90,926	—	44,432
Unrealized appreciation on swap contracts	54,673	636,601	—	19,227,148
Prepaid expenses and other assets	9,676	17,702	—	20,591
Total Assets	2,441,888	23,081,005	2,401,879	517,603,441
Liabilities:
Collateral for securities loaned (Note 2)	—	1,169,467	—	27,859,900
Payable for Fund shares redeemed	—	—	—	3,877,626
Unrealized depreciation on swap contracts	—	—	302,822	664,239
Due to investment adviser, net	—	11,674	—	310,340
Due to broker for swap contracts	—	1,392,175	3,385	44,256,144
Accrued expenses and other liabilities	10,982	23,744	1,779	256,220
Total Liabilities	10,982	2,597,060	307,986	77,224,469
Net Assets	$2,430,906	$20,483,945	$2,093,893	$440,378,972
Net Assets Consist of:
Capital stock	$6,199,194	$16,296,555	$2,500,025	$274,011,577
Undistributed (Accumulated) net investment income (loss)	(205)	6,274	90	(91,737)
Undistributed (Accumulated) net realized gain (loss)	(3,822,756)	2,872,933	(32,160)	150,146,690
Net unrealized appreciation (depreciation) on:
Investment securities	—	671,582	(71,240)	(2,250,467)
Swap contracts	54,673	636,601	(302,822)	18,562,909
Net Assets	$2,430,906	$20,483,945	$2,093,893	$440,378,972
Calculation of Net Asset Value Per Share:
Net assets	$2,430,906	$20,483,945	$2,093,893	$440,378,972
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	99,988	600,012	100,001	5,911,600
Net assets value, redemption price and offering price per share	$24.31	$34.14	$20.94	$74.49
Cost of Investments	$1,058,498	$17,486,135	$2,129,440	$350,045,323

*  Securities loaned with values of $–, $1,131,206, $– and $27,277,570, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	Direxion Daily Semiconductor Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$48,012,723	$78,498,036	$56,264,266	$737,630,703
Cash equivalents	22,024,899	55,693,882	40,022,782	50,435,721
Receivable for Fund shares sold	1,779,828	—	3,355,999	—
Dividend and interest receivable	93,507	106,349	80,505	372,261
Due from broker for swap contracts	2,718,882	16,322	104	258,878
Unrealized appreciation on swap contracts	171,680	38,890,991	—	422,433
Prepaid expenses and other assets	7,729	9,231	5,574	23,277
Total Assets	74,809,248	173,214,811	99,729,230	789,143,273
Liabilities:
Collateral for securities loaned (Note 2)	—	2,411,354	—	5,678,153
Payable for Fund shares redeemed	1,679,306	(58,540)	—	—
Payable for investments purchased	—	7,877,800	—	—
Unrealized depreciation on swap contracts	6,812,301	—	19,655,274	4,752,371
Due to investment adviser, net	36,858	83,626	35,521	487,090
Due to broker for swap contracts	2,700,000	37,764,995	47,083	16,295,917
Accrued expenses and other liabilities	60,346	84,629	36,350	348,898
Total Liabilities	11,288,811	48,163,864	19,774,228	27,562,429
Net Assets	$63,520,437	$125,050,947	$79,955,002	$761,580,844
Net Assets Consist of:
Capital stock	$202,469,858	$71,979,539	$124,110,397	$740,980,838
Undistributed (Accumulated) net investment income (loss)	(12,186)	(135,101)	(22,912)	1,110,673
Undistributed (Accumulated) net realized gain (loss)	(132,296,614)	13,696,338	(24,477,210)	54,629,351
Net unrealized appreciation (depreciation) on:
Investment securities	—	619,180	—	(30,810,080)
Swap contracts	(6,640,621)	38,890,991	(19,655,274)	(4,329,938)
Net Assets	$63,520,437	$125,050,947	$79,955,001	$761,580,844
Calculation of Net Asset Value Per Share:
Net assets	$63,520,437	$125,050,947	$79,955,001	$761,580,844
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,784,536	3,859,476	9,529,803	6,250,004
Net assets value, redemption price and offering price per share	$35.59	$32.40	$8.39	$121.85
Cost of Investments	$48,012,723	$77,878,856	$56,264,266	$768,440,783

*  Securities loaned with values of $–, $2,361,611, $– and $5,528,409, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares	Direxion Daily Transportation Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$22,186,155	$511,128,458	$17,115,253	$8,005,138
Cash equivalents	25,738,062	90,842,068	10,128,723	1,715,748
Receivable for Fund shares sold	3,511,819	—	—	—
Dividend and interest receivable	3,472,823	265,057	32,724	3,569
Due from broker for swap contracts	—	28,701	—	—
Unrealized appreciation on swap contracts	—	8,777,557	388,625	—
Prepaid expenses and other assets	5,460	21,258	4,102	32,561
Total Assets	54,914,319	611,063,099	27,669,427	9,757,016
Liabilities:
Unrealized depreciation on swap contracts	26,900	163,651	1,152,717	458,384
Due to investment adviser, net	28,533	388,113	13,957	3,857
Due to broker for swap contracts	3,415,594	18,112,469	346,101	50,993
Accrued expenses and other liabilities	36,028	339,971	21,703	10,540
Total Liabilities	3,507,055	19,004,204	1,534,478	523,774
Net Assets	$51,407,264	$592,058,895	$26,134,949	$9,233,242
Net Assets Consist of:
Capital stock	$240,844,223	$453,695,122	$172,016,137	$8,995,660
Undistributed net investment income	9,299	263,964	2,567	888
Undistributed (Accumulated) net realized gain (loss)	(189,419,358)	86,711,995	(145,119,663)	793,625
Net unrealized appreciation (depreciation) on:
Investment securities	—	42,773,909	—	(98,547)
Swap contracts	(26,900)	8,613,906	(764,092)	(458,384)
Net Assets	$51,407,264	$592,058,896	$26,134,949	$9,233,242
Calculation of Net Asset Value Per Share:
Net assets	$51,407,264	$592,058,896	$26,134,949	$9,233,242
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,659,767	5,250,000	903,291	300,001
Net assets value, redemption price and offering price per share	$14.05	$112.77	$28.93	$30.78
Cost of Investments	$22,186,155	$468,354,549	$17,115,253	$8,103,685

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily Utilities Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$3,412,434	$5,042,507	$14,169,794	$85,016,487
Cash equivalents	1,476,915	1,615,779	9,808,305	21,850,752
Dividend and interest receivable	2,887	5,106	29,451	59,828
Due from broker for swap contracts	872	16,793	10,589	—
Unrealized appreciation on swap contracts	133,629	—	1,371,009	2,046,933
Prepaid expenses and other assets	32,833	3,781	4,504	6,877
Total Assets	5,059,570	6,683,966	25,393,652	108,980,877
Liabilities:
Collateral for securities loaned (Note 2)	—	—	—	206,550
Payable for Fund shares redeemed	23,371	—	—	26,687
Unrealized depreciation on swap contracts	—	512,606	38,639	1,296,229
Due to investment adviser, net	1,869	437	13,014	70,221
Due to broker for swap contracts	74	220,290	1,333,196	1,680,000
Accrued expenses and other liabilities	10,487	24,500	32,128	63,019
Total Liabilities	35,801	757,833	1,416,977	3,342,706
Net Assets	$5,023,769	$5,926,133	$23,976,675	$105,638,171
Net Assets Consist of:
Capital stock	$5,580,017	$7,443,233	$95,309,741	$129,380,792
Undistributed (Accumulated) net investment income (loss)	(4,630)	4,357	(35,254)	297,906
Accumulated net realized loss	(715,154)	(950,764)	(72,630,182)	(21,847,551)
Net unrealized appreciation (depreciation) on:
Investment securities	29,907	(58,087)	—	(2,943,680)
Swap contracts	133,629	(512,606)	1,332,370	750,704
Net Assets	$5,023,769	$5,926,133	$23,976,675	$105,638,171
Calculation of Net Asset Value Per Share:
Net assets	$5,023,769	$5,926,133	$23,976,675	$105,638,171
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	200,001	150,000	1,550,000	5,800,000
Net assets value, redemption price and offering price per share	$25.12	$39.51	$15.47	$18.21
Cost of Investments	$3,382,527	$5,100,594	$14,169,794	$87,960,167

*  Securities loaned with values of $–, $–, $– and $202,113, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Daily 20+ Year Treasury Bear 3X Shares	Direxion Daily Emerging Markets Bond Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$225,962,747	$1,036,067
Cash equivalents	192,905,099	95,096
Receivable for Fund shares sold	5,177,664	—
Due from investment adviser, net (Note 6)	—	1,381
Dividend and interest receivable	540,116	554
Unrealized appreciation on swap contracts	39,877,944	—
Prepaid expenses and other assets	15,073	9,797
Total Assets	464,478,643	1,142,895
Liabilities:
Payable for Fund shares redeemed	4,163,774	—
Unrealized depreciation on swap contracts	1,043,969	14,351
Due to investment adviser, net	260,449	—
Due to broker for swap contracts	42,474,576	514
Accrued expenses and other liabilities	257,109	9,430
Total Liabilities	48,199,877	24,295
Net Assets	$416,278,766	$1,118,600
Net Assets Consist of:
Capital stock	$1,453,894,121	$1,275,454
Undistributed (Accumulated) net investment income (loss)	(212,275)	9,549
Accumulated net realized loss	(1,076,237,055)	(114,741)
Net unrealized appreciation (depreciation) on:
Investment securities	—	(37,311)
Swap contracts	38,833,975	(14,351)
Net Assets	$416,278,766	$1,118,600
Calculation of Net Asset Value Per Share:
Net assets	$416,278,766	$1,118,600
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	20,099,789	50,001
Net assets value, redemption price and offering price per share	$20.71	$22.37
Cost of Investments	$225,962,747	$1,073,378

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Investment Income:
Dividend income	$241,289	$—	$5,941,210	$33,240
Interest income	200,715	30,538	1,792,774	1,906,772
Securities lending income	—	—	—	—
Total investment income	442,004	30,538	7,733,984	1,940,012
Expenses:
Investment advisory fees (Note 6)	250,621	17,967	3,596,515	1,132,304
Interest expense	39,313	236	273,075	6,082
Licensing fees	26,733	1,917	383,628	120,779
Professional fees	11,442	6,054	55,539	29,490
Management service fees (Note 6)	8,519	611	122,253	38,565
Administration fees	5,806	414	84,674	26,279
Reports to shareholders	5,404	391	77,117	24,648
Accounting fees	4,332	311	62,108	19,578
Transfer agent fees	3,226	691	39,843	12,838
Pricing fees	2,976	2,976	2,976	2,976
Custody fees	2,828	204	40,494	12,838
Exchange listing fees	2,479	2,480	2,480	2,897
Trustees' fees and expenses	1,147	81	16,553	5,154
Insurance fees	795	57	11,397	3,626
Other	2,262	89	21,094	7,168
Total Expenses	367,883	34,479	4,789,746	1,445,222
Recoupment of expenses to Adviser (Note 6)	—	—	11,795	—
Less: Reimbursement of expenses from Adviser (Note 6)	(11,117)	(11,485)	—	(4,889)
Less: Investment advisory fees waived (Note 6)	—	—	—	(24,365)
Net Expenses	356,766	22,994	4,801,541	1,415,968
Net investment income	85,238	7,544	2,932,443	524,044
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(383,926)	—	(21,885,284)	(3,175,299)
In-kind redemptions	1,593,170	—	36,054,279	—
Swap contracts	10,708,825	(1,780,659)	17,026,016	(99,119,901)
Futures contracts	—	—	25,823,175	—
Net realized gain (loss) on investment securities, in-kind redemptions, swap contracts and futures contracts	11,918,069	(1,780,659)	57,018,186	(102,295,200)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,503,015)	—	(15,782,848)	2,634,089
Swap contracts	(9,344,065)	1,103,471	(32,385,112)	52,936,524
Futures contracts	—	—	(22,063,725)	—
Change in net unrealized appreciation (depreciation) on investment securities, swap contracts and Futures contracts	(10,847,080)	1,103,471	(70,231,685)	55,570,613
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, swap contracts and Futures contracts	1,070,989	(677,188)	(13,213,499)	(46,724,587)
Net increase (decrease) in net assets resulting from operations	$1,156,227	$(669,644)	$(10,281,056)	$(46,200,543)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily EURO STOXX 50® Bull 3X Shares	Direxion Daily FTSE China Bull 3X Shares
Investment Income:
Dividend income	$2,558,415	$—	$13,843	$3,338,041
Interest income	1,941,066	2,987,641	9,811	638,697
Securities lending income	13,647	—	—	133,595
Total investment income	4,513,128	2,987,641	23,654	4,110,333
Expenses:
Investment advisory fees (Note 6)	2,817,931	1,717,696	15,333	1,137,864
Licensing fees	377,047	234,755	1,977	156,921
Interest expense	320,962	10,472	368	189,784
Management service fees (Note 6)	95,786	58,389	521	38,677
Administration fees	65,933	39,423	354	26,648
Reports to shareholders	60,723	37,400	331	24,401
Accounting fees	48,687	29,722	265	19,655
Professional fees	46,279	46,795	6,510	22,996
Custody fees	31,783	19,449	173	12,814
Transfer agent fees	31,266	19,155	663	12,926
Trustees' fees and expenses	12,898	7,771	70	5,211
Insurance fees	8,955	5,490	49	3,595
Pricing fees	2,976	2,976	2,976	2,976
Exchange listing fees	2,479	3,719	2,479	2,480
Other	15,672	3,919	77	8,068
Total Expenses	3,939,377	2,237,131	32,146	1,665,016
Less: Reimbursement of expenses from Adviser (Note 6)	(49,036)	(50,911)	(12,357)	(33,937)
Net Expenses	3,890,341	2,186,220	19,789	1,631,079
Net investment income	622,787	801,421	3,865	2,479,254
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(7,234,574)	—	(42,088)	(12,971,719)
In-kind redemptions	27,404,148	—	—	21,974,494
Swap contracts	117,435,763	(172,754,050)	332,045	33,437,547
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	137,605,337	(172,754,050)	289,957	42,440,322
Change in net unrealized appreciation (depreciation) on:
Investment securities	(10,052,835)	—	(5,973)	(14,064,550)
Swap contracts	(65,102,572)	112,524,327	(511,182)	(35,873,698)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(75,155,407)	112,524,327	(517,155)	(49,938,248)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	62,449,930	(60,229,723)	(227,198)	(7,497,926)
Net increase (decrease) in net assets resulting from operations	$63,072,717	$(59,428,302)	$(223,333)	$(5,018,672)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily Latin America Bull 3X Shares	Direxion Daily MSCI Brazil Bull 3X Shares
Investment Income:
Dividend income	$—	$489,588	$71,119	$1,223,251
Interest income	270,120	165,647	48,524	399,319
Securities lending income	—	1,025	—	1,566
Total investment income	270,120	656,260	119,643	1,624,136
Expenses:
Investment advisory fees (Note 6)	144,669	282,754	67,899	588,999
Licensing fees	19,951	12,314	9,053	—
Professional fees	9,027	11,569	6,724	16,807
Management service fees (Note 6)	4,918	9,611	2,308	20,020
Administration fees	3,430	6,647	1,606	13,631
Reports to shareholders	3,127	6,070	1,454	12,740
Pricing fees	2,976	2,976	2,976	2,976
Accounting fees	2,499	4,884	1,173	10,184
Exchange listing fees	2,479	2,480	2,480	2,480
Transfer agent fees	2,082	3,589	1,240	6,908
Custody fees	1,633	3,185	764	6,653
Interest expense	1,309	26,850	9,761	195,763
Trustees' fees and expenses	662	1,296	311	2,687
Insurance fees	463	895	215	1,875
Excise tax	—	1,105	—	—
Other	173	2,564	1,938	52,727
Total Expenses	199,398	378,789	109,902	934,450
Recoupment of expenses to Adviser (Note 6)	—	7,320	—	8,528
Less: Reimbursement of expenses from Adviser (Note 6)	(14,841)	—	(14,135)	(1,150)
Net Expenses	184,557	386,109	95,767	941,828
Net investment income	85,563	270,151	23,876	682,308
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(1,145,514)	(31,114)	(703,720)
In-kind redemptions	—	2,955,016	659,164	5,898,143
Swap contracts	(15,388,868)	10,037,923	(57,400)	47,575,498
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(15,388,868)	11,847,425	570,650	52,769,921
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(2,425,008)	(242,655)	(1,980,536)
Swap contracts	8,790,151	(11,088,696)	1,062,799	(20,734,830)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	8,790,151	(13,513,704)	820,144	(22,715,366)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	(6,598,717)	(1,666,279)	1,390,794	30,054,555
Net increase (decrease) in net assets resulting from operations	$(6,513,154)	$(1,396,128)	$1,414,670	$30,736,863

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily MSCI Developed Markets Bull 3X Shares	Direxion Daily MSCI Developed Markets Bear 3X Shares	Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Investment Income:
Dividend income	$166,145	$—	$2,958,949	$—
Interest income	83,436	19,543	706,574	507,807
Securities lending income	—	—	1,579	—
Total investment income	249,581	19,543	3,667,102	507,807
Expenses:
Investment advisory fees (Note 6)	117,908	11,174	1,257,829	277,667
Licensing fees	24,795	24,795	—	—
Interest expense	13,795	—	86,036	1,442
Professional fees	8,915	5,838	25,475	13,544
Management service fees (Note 6)	4,008	380	42,755	9,439
Pricing fees	2,976	2,976	2,976	2,976
Administration fees	2,736	260	29,456	6,416
Reports to shareholders	2,544	242	27,003	6,025
Exchange listing fees	2,480	2,479	2,479	2,480
Accounting fees	2,038	193	21,730	4,802
Transfer agent fees	1,781	618	14,238	3,518
Custody fees	1,331	126	14,171	3,140
Trustees' fees and expenses	538	51	5,768	1,267
Insurance fees	374	36	3,979	886
Other	974	56	147,700	33,429
Total Expenses	187,193	49,224	1,681,595	367,031
Recoupment of expenses to Adviser (Note 6)	—	—	4,195	403
Less: Reimbursement of expenses from Adviser (Note 6)	(24,048)	(35,071)	(6,504)	(14,281)
Net Expenses	163,145	14,153	1,679,286	353,153
Net investment income	86,436	5,390	1,987,816	154,654
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	—	(7,315,629)	—
In-kind redemptions	786,790	—	9,603,037	—
Swap contracts	3,019,993	(764,408)	3,535,687	(30,012,446)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	3,806,783	(764,408)	5,823,095	(30,012,446)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(831,659)	—	(6,813,189)	—
Swap contracts	(3,197,859)	488,088	(12,321,093)	19,391,678
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(4,029,518)	488,088	(19,134,282)	19,391,678
Net realized and unrealized (loss) on investment securities, in-kind redemptions and swap contracts	(222,735)	(276,320)	(13,311,187)	(10,620,768)
Net decrease in net assets resulting from operations	$(136,299)	$(270,930)	$(11,323,371)	$(10,466,114)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily MSCI India Bull 3X Shares	Direxion Daily MSCI Japan Bull 3X Shares	Direxion Daily MSCI Mexico Bull 3X Shares	Direxion Daily MSCI South Korea Bull 3X Shares
Investment Income:
Dividend income	$327,043	$83,597	$—	$201,224
Interest income	279,851	72,702	29,778	59,086
Securities lending income	—	—	—	—
Total investment income	606,894	156,299	29,778	260,310
Expenses:
Investment advisory fees (Note 6)	394,211	99,733	35,589	68,258
Interest expense	44,953	8,924	180	9,257
Licensing fees	—	19,547	—	—
Professional fees	15,997	6,855	5,301	6,726
Management service fees (Note 6)	13,400	3,390	1,210	2,320
Administration fees	9,286	2,324	874	1,611
Reports to shareholders	8,486	2,139	753	1,462
Accounting fees	6,809	1,723	613	1,176
Transfer agent fees	4,809	1,584	890	1,243
Custody fees	4,444	1,123	399	768
Pricing fees	2,976	2,976	2,976	2,976
Exchange listing fees	2,480	2,480	2,479	2,480
Trustees' fees and expenses	1,453	458	165	314
Insurance fees	1,253	306	112	216
Excise tax	—	—	8	2,364
Other	46,963	688	2,084	8,291
Total Expenses	557,520	154,250	53,633	109,462
Less: Reimbursement of expenses from Adviser (Note 6)	(13,233)	(18,998)	(8,366)	(11,380)
Net Expenses	544,287	135,252	45,267	98,082
Net investment income (loss)	62,607	21,047	(15,489)	162,228
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(785,204)	2	(148,059)	(275,195)
In-kind redemptions	3,054,802	240,458	—	317,445
Swap contracts	3,740,923	2,192,298	(2,737,375)	1,902,948
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	6,010,521	2,432,758	(2,885,434)	1,945,198
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,878,458)	(265,947)	(300,373)	(135,749)
Swap contracts	(12,727,062)	(2,892,411)	929,826	(1,920,256)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(15,605,520)	(3,158,358)	629,453	(2,056,005)
Net realized and unrealized (loss) on investment securities, in-kind redemptions and swap contracts	(9,594,999)	(725,600)	(2,255,981)	(110,807)
Net increase (decrease) in net assets resulting from operations	$(9,532,392)	$(704,553)	$(2,271,470)	$51,421

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares	Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily Energy Bull 3X Shares
Investment Income:
Dividend income	$3,435,439	$—	$310,062	$4,090,980
Interest income	404,413	166,256	134,163	1,035,507
Securities lending income	—	—	1,448	206
Total investment income	3,839,852	166,256	445,673	5,126,693
Expenses:
Investment advisory fees (Note 6)	559,573	86,227	271,226	1,718,190
Interest expense	119,461	1,885	29,387	214,504
Management service fees (Note 6)	19,020	2,931	9,220	58,402
Professional fees	16,678	8,788	9,532	36,822
Licensing fees	14,876	4,959	23,958	183,274
Administration fees	12,978	2,004	3,758	39,874
Reports to shareholders	12,061	1,873	5,780	37,115
Accounting fees	9,672	1,490	4,680	29,700
Transfer agent fees	6,592	1,436	3,476	19,215
Custody fees	6,313	975	3,047	19,398
Pricing fees	2,976	2,976	2,976	2,976
Trustees' fees and expenses	2,555	391	1,251	7,841
Exchange listing fees	2,480	1,421	2,479	2,480
Insurance fees	1,777	276	856	5,467
Other	7,665	428	1,394	12,442
Total Expenses	794,677	118,060	373,020	2,387,700
Recoupment of expenses to Adviser (Note 6)	—	—	335	5,452
Less: Reimbursement of expenses from Adviser (Note 6)	—	(6,954)	(414)	(2,274)
Net Expenses	794,677	111,106	372,941	2,390,878
Net investment income	3,045,175	55,150	72,732	2,735,815
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(3,480,495)	—	(657,789)	(7,806,849)
In-kind redemptions	4,860,271	—	3,273,096	11,786,368
Swap contracts	37,888,243	(10,778,030)	11,675,988	94,836,421
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	39,268,019	(10,778,030)	14,291,295	98,815,940
Change in net unrealized appreciation (depreciation) on:
Investment securities	(4,834,809)	—	(1,876,164)	16,465,183
Swap contracts	(31,837,684)	7,332,096	(12,228,700)	(2,612,544)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(36,672,493)	7,332,096	(14,104,864)	13,852,639
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	2,595,526	(3,445,934)	186,431	112,668,579
Net increase (decrease) in net assets resulting from operations	$5,640,701	$(3,390,784)	$259,163	$115,404,394
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Gold Miners Index Bull 3X Shares
Investment Income:
Dividend income	$—	$13,007,097	$—	$4,688,024
(net of foreign withholding tax of $—,$1,175,$— and $—, respectively)
Interest income	258,785	47,739,815	987,178	5,262,403
Securities lending income	—	3,121	—	2,521
Total investment income	258,785	60,750,033	987,178	9,952,948
Expenses:
Investment advisory fees (Note 6)	144,765	6,946,860	548,395	4,770,139
Licensing fees	12,650	777,122	57,165	254,408
Professional fees	11,010	86,306	21,929	75,419
Management service fees (Note 6)	4,921	236,132	18,642	162,145
Interest expense	4,427	839,019	1,539	221,050
Administration fees	3,348	162,411	12,737	111,239
Reports to shareholders	3,134	149,417	11,901	103,064
Pricing fees	2,976	2,976	2,976	2,976
Accounting fees	2,503	120,026	9,483	82,446
Exchange listing fees	2,480	3,719	2,479	4,973
Transfer agent fees	2,072	76,350	6,473	52,541
Custody fees	1,635	78,311	6,201	53,854
Trustees' fees and expenses	658	31,887	2,494	21,755
Insurance fees	461	22,033	1,752	15,186
Other	724	2,412	2,729	30,180
Total Expenses	197,764	9,534,981	706,895	5,961,375
Recoupment of expenses to Adviser (Note 6)	—	32,280	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(9,968)	—	(10,723)	—
Less: Investment advisory fees waived (Note 6)	—	(95,146)	—	—
Net Expenses	187,796	9,472,115	696,172	5,961,375
Net investment income	70,989	51,277,918	291,006	3,991,573
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(36,483,932)	—	(17,552,286)
In-kind redemptions	—	46,586,502	—	12,648,786
Swap contracts	(10,270,685)	277,210,930	(71,755,338)	(358,381,683)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(10,270,685)	287,313,500	(71,755,338)	(363,285,183)
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	7,881,418	—	6,799,644
Swap contracts	(2,316,660)	(258,589,790)	45,731,726	285,112,816
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(2,316,660)	(250,708,372)	45,731,726	291,912,460
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	(12,587,345)	36,605,128	(26,023,612)	(71,372,723)
Net increase (decrease) in net assets resulting from operations	$(12,516,356)	$87,883,046	$(25,732,606)	$(67,381,150)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily Gold Miners Index Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bull 3X Shares	Direxion Daily Industrials Bull 3X Shares
Investment Income:
Dividend income	$—	$671,011	$200,439	$44,443
Interest income	1,948,636	418,481	132,915	10,415
Securities lending income	—	228	46	—
Total investment income	1,948,636	1,089,720	333,400	54,858
Expenses:
Investment advisory fees (Note 6)	1,156,652	595,287	271,764	25,892
Interest expense	129,148	48,197	22,147	1,929
Licensing fees	61,687	63,497	28,988	4,945
Management service fees (Note 6)	39,318	20,234	9,238	880
Professional fees	32,044	18,804	9,543	5,319
Administration fees	26,399	13,890	6,223	600
Reports to shareholders	25,046	12,808	5,838	551
Accounting fees	20,011	10,286	4,701	448
Custody fees	13,075	6,711	3,065	291
Transfer agent fees	13,042	6,992	3,449	778
Trustees' fees and expenses	5,264	2,725	1,258	120
Insurance fees	3,676	1,887	857	81
Pricing fees	2,976	2,976	2,976	2,976
Exchange listing fees	2,479	2,480	2,479	2,479
Excise tax	—	—	—	124
Other	10,350	2,411	2,349	133
Total Expenses	1,541,167	809,185	374,875	47,546
Recoupment of expenses to Adviser (Note 6)	—	37	15	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(6,995)	(8,508)	(12,697)
Net Expenses	1,541,167	802,227	366,382	34,849
Net investment income (loss)	407,469	287,493	(32,982)	20,009
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	—	(1,763,757)	(4,135,575)	(111,071)
In-kind redemptions	—	4,095,588	2,686,955	—
Swap contracts	73,321,505	11,519,038	(12,948,198)	30,985
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	73,321,505	13,850,869	(14,396,818)	(80,086)
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(3,120,908)	(4,312,376)	(82,548)
Swap contracts	(34,973,935)	(16,859,053)	(6,530,950)	(653,089)
Change in net unrealized depreciation on investment securities and swap contracts	(34,973,935)	(19,979,961)	(10,843,326)	(735,637)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	38,347,570	(6,129,092)	(25,240,144)	(815,723)
Net increase (decrease) in net assets resulting from operations	$38,755,039	$(5,841,599)	$(25,273,126)	$(795,714)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares	Direxion Daily MSCI Real Estate Bull 3X Shares	Direxion Daily MSCI Real Estate Bear 3X Shares
Investment Income:
Dividend income	$102,288	$—	$1,208,529	$—
Interest income	3,580,183	756,687	155,850	95,619
Securities lending income	151	—	10	—
Total investment income	3,682,622	756,687	1,364,389	95,619
Expenses:
Investment advisory fees (Note 6)	2,945,648	432,410	271,481	57,095
Interest expense	215,987	27,571	12,962	4,836
Management service fees (Note 6)	100,129	14,698	9,228	1,941
Licensing fees	69,424	9,917	—	24,795
Administration fees	68,452	10,026	6,362	1,332
Reports to shareholders	63,558	9,311	5,831	1,236
Professional fees	55,497	16,154	11,524	6,683
Accounting fees	50,921	7,473	4,691	987
Custody fees	33,247	4,877	3,059	645
Transfer agent fees	32,612	5,206	3,463	1,119
Trustees' fees and expenses	13,474	1,976	1,243	261
Insurance fees	9,356	1,372	859	182
Exchange listing fees	4,973	2,480	2,480	2,479
Pricing fees	2,976	2,976	2,976	2,976
Other	19,048	1,811	30,279	497
Total Expenses	3,685,302	548,258	366,438	107,064
Recoupment of expenses to Adviser (Note 6)	—	27,033	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	(9,600)	(29,908)
Net Expenses	3,685,302	575,291	356,838	77,156
Net investment income (loss)	(2,680)	181,396	1,007,551	18,463
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(11,157,861)	—	(6,942,572)	—
In-kind redemptions	6,439,831	—	356,198	—
Swap contracts	(232,577,105)	10,438,296	(13,720,176)	855,453
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(237,295,135)	10,438,296	(20,306,550)	855,453
Change in net unrealized appreciation (depreciation) on:
Investment securities	19,339,380	—	1,859,865	—
Swap contracts	234,711,241	(9,683,912)	2,408,184	607,285
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	254,050,621	(9,683,912)	4,268,049	607,285
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	16,755,486	754,384	(16,038,501)	1,462,738
Net increase (decrease) in net assets resulting from operations	$16,752,806	$935,780	$(15,030,950)	$1,481,201

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares	Direxion Daily Pharmaceutical & Medical Bull 3X Shares[1]	Direxion Daily Regional Banks Bull 3X Shares
Investment Income:
Dividend income	$55,333	$—	$10,271	$227,805
(net of foreign withholding tax of $92,$—,$— and $616, respectively)
Interest income	130,031	32,264	5,197	90,233
Securities lending income	485	—	—	—
Total investment income	185,849	32,264	15,468	318,038
Expenses:
Investment advisory fees (Note 6)	138,066	18,493	10,622	146,188
Interest expense	28,511	1,566	—	13,890
Licensing fees	12,886	1,726	9,125	9,162
Professional fees	9,000	5,017	5,585	9,027
Management service fees (Note 6)	4,693	629	361	4,969
Administration fees	3,214	428	268	3,459
Reports to shareholders	2,987	399	226	3,130
Pricing fees	2,976	2,976	2,737	2,976
Exchange listing fees	2,480	2,479	2,288	2,480
Accounting fees	2,386	319	183	2,524
Transfer agent fees	2,001	697	574	2,098
Custody fees	1,559	209	119	1,645
Trustees' fees and expenses	627	84	49	674
Insurance fees	440	59	33	463
Offering fees	—	—	2,380	—
Other	938	93	55	6,089
Total Expenses	212,764	35,174	34,605	208,774
Recoupment of expenses to Adviser (Note 6)	—	—	—	107
Less: Reimbursement of expenses from Adviser (Note 6)	(9,367)	(10,183)	(21,151)	(9,795)
Net Expenses	203,397	24,991	13,454	199,086
Net investment income (loss)	(17,548)	7,273	2,014	118,952
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(1,381,236)	—	(211,059)	(331,263)
In-kind redemptions	3,154,670	—	137,418	—
Swap contracts	6,396,805	(397,049)	(855,533)	8,723,648
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	8,170,239	(397,049)	(929,174)	8,392,385
Change in net unrealized appreciation (depreciation) on:
Investment securities	791,520	—	(321,439)	1,421,701
Swap contracts	(1,693,059)	(122,515)	(49,059)	(4,596,654)
Change in net unrealized depreciation on investment securities and swap contracts	(901,539)	(122,515)	(370,498)	(3,174,953)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	7,268,700	(519,564)	(1,299,672)	5,217,432
Net increase (decrease) in net assets resulting from operations	$7,251,152	$(512,291)	$(1,297,658)	$5,336,384

1  Represents the period from November 15, 2017 (commencement of operations) to April 30, 2018.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily Regional Banks Bear 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares[1]	Direxion Daily S&P Biotech Bull 3X Shares
Investment Income:
Dividend income	$—	$172,158	$—	$76,585
Interest income	18,181	58,694	810	2,064,912
Securities lending income	—	20,761	—	26,416
Total investment income	18,181	251,613	810	2,167,913
Expenses:
Investment advisory fees (Note 6)	10,572	109,932	568	1,558,092
Professional fees	6,491	8,885	794	31,206
Pricing fees	2,976	2,976	197	2,976
Exchange listing fees	2,479	2,479	—	2,480
Licensing fees	847	9,917	393	166,196
Transfer agent fees	611	1,688	39	17,502
Management service fees (Note 6)	359	3,737	19	52,960
Reports to shareholders	230	2,386	12	33,656
Accounting fees	183	1,902	10	26,845
Administration fees	160	2,505	15	36,433
Custody fees	120	1,244	6	17,585
Trustees' fees and expenses	48	498	3	7,114
Insurance fees	34	350	2	4,970
Interest expense	—	8,589	—	286,065
Offering fees	—	—	305	—
Excise tax	—	131	—	—
Other	52	683	3	9,787
Total Expenses	25,162	157,902	2,366	2,253,867
Recoupment of expenses to Adviser (Note 6)	—	—	—	7,260
Less: Reimbursement of expenses from Adviser (Note 6)	(11,771)	(9,936)	(1,646)	(1,477)
Net Expenses	13,391	147,966	720	2,259,650
Net investment income (loss)	4,790	103,647	90	(91,737)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	—	(326,249)	—	(14,547,749)
In-kind redemptions	—	1,898,076	—	20,056,204
Swap contracts	(2,114,195)	8,531,949	(32,160)	146,597,654
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(2,114,195)	10,103,776	(32,160)	152,106,109
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	1,008,396	(71,240)	(559,642)
Swap contracts	1,004,999	2,754,019	(302,822)	(94,653,007)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	1,004,999	3,762,415	(374,062)	(95,212,649)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	(1,109,196)	13,866,191	(406,222)	56,893,460
Net increase (decrease) in net assets resulting from operations	$(1,104,406)	$13,969,838	$(406,132)	$56,801,723

1  Represents the period from April 19, 2018 (commencement of operations) to April 30, 2018.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	Direxion Daily Semiconductor Bull 3X Shares
Investment Income:
Dividend income	$—	$224,791	$—	$3,003,778
(net of foreign withholding tax of $24,895,$—,$— and $—, respectively)
Interest income	561,319	466,772	306,603	2,370,744
Securities lending income	—	7,073	—	2,208
Total investment income	561,319	698,636	306,603	5,376,730
Expenses:
Investment advisory fees (Note 6)	288,262	468,145	168,689	2,573,219
Interest expense	33,353	30,516	13,214	465,133
Licensing fees	30,748	49,935	17,993	205,857
Professional fees	15,570	16,304	9,121	40,297
Management service fees (Note 6)	9,799	15,912	5,734	87,464
Administration fees	6,639	10,942	3,932	60,348
Reports to shareholders	6,243	10,099	3,623	55,358
Accounting fees	5,502	8,089	2,914	44,449
Transfer agent fees	3,630	5,606	2,336	28,611
Custody fees	3,258	5,282	1,901	29,004
Pricing fees	2,976	2,976	2,976	2,976
Exchange listing fees	2,479	2,480	2,479	2,480
Trustees' fees and expenses	1,311	2,136	773	11,784
Insurance fees	917	1,490	536	8,168
Other	1,449	4,600	918	12,120
Total Expenses	412,136	634,512	237,139	3,627,268
Recoupment of expenses to Adviser (Note 6)	—	—	—	84,357
Less: Reimbursement of expenses from Adviser (Note 6)	(13,650)	(11,013)	(10,252)	(1,432)
Net Expenses	398,486	623,499	226,887	3,710,193
Net investment income	162,833	75,137	79,716	1,666,537
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	—	(3,379,839)	—	(23,311,518)
In-kind redemptions	—	10,808,651	—	42,663,239
Swap contracts	(40,051,504)	42,151,575	(105,848)	42,712,552
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(40,051,504)	49,580,387	(105,848)	62,064,273
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(30,514)	—	(63,161,074)
Swap contracts	25,193,849	7,488,627	(15,912,122)	(155,100,803)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	25,193,849	7,458,113	(15,912,122)	(218,261,877)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	(14,857,655)	57,038,500	(16,017,970)	(156,197,604)
Net increase (decrease) in net assets resulting from operations	$(14,694,822)	$57,113,637	$(15,938,254)	$(154,531,067)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares	Direxion Daily Transportation Bull 3X Shares
Investment Income:
Dividend income	$—	$2,444,709	$—	$35,015
Interest income	316,039	1,383,257	138,621	13,597
Securities lending income	—	4	—	—
Total investment income	316,039	3,827,970	138,621	48,612
Expenses:
Investment advisory fees (Note 6)	168,197	2,140,699	72,853	25,978
Licensing fees	13,456	228,341	7,771	4,945
Professional fees	11,106	36,034	6,746	4,284
Management service fees (Note 6)	5,718	72,763	2,477	883
Administration fees	3,948	50,162	1,719	619
Reports to shareholders	3,638	45,993	1,571	553
Pricing fees	2,976	2,976	2,976	2,976
Accounting fees	2,907	36,977	1,259	448
Exchange listing fees	2,480	2,480	2,480	2,479
Transfer agent fees	2,335	23,881	1,294	781
Custody fees	1,900	24,120	822	292
Trustees' fees and expenses	770	9,808	334	121
Insurance fees	536	6,781	232	82
Interest expense	79	343,719	2,802	—
Other	408	11,610	608	134
Total Expenses	220,454	3,036,344	105,944	44,575
Recoupment of expenses to Adviser (Note 6)	—	18,927	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(7,324)	—	(10,862)	(11,669)
Net Expenses	213,130	3,055,271	95,082	32,906
Net investment income	102,909	772,699	43,539	15,706
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	—	(4,241,855)	—	—
In-kind redemptions	—	1,209,681	—	343,489
Swap contracts	(13,045,726)	91,426,792	(7,567,413)	467,511
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(13,045,726)	88,394,618	(7,567,413)	811,000
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	10,801,254	—	(161,372)
Swap contracts	13,193,712	(82,408,293)	4,343,636	(415,418)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	13,193,712	(71,607,039)	4,343,636	(576,790)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	147,986	16,787,579	(3,223,777)	234,210
Net increase (decrease) in net assets resulting from operations	$250,895	$17,560,278	$(3,180,238)	$249,916

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily Utilities Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares
Investment Income:
Dividend income	$79,438	$22,775	$—	$727,464
Interest income	12,021	34,885	155,354	243,110
Securities lending income	—	—	—	6,421
Total investment income	91,459	57,660	155,354	976,995
Expenses:
Investment advisory fees (Note 6)	25,184	28,693	95,875	343,593
Professional fees	5,495	6,566	8,827	15,793
Licensing fees	4,945	10,798	10,798	14,975
Pricing fees	2,976	2,976	2,976	2,976
Exchange listing fees	2,480	2,480	2,479	2,479
Management service fees (Note 6)	856	975	3,259	11,679
Transfer agent fees	772	807	1,540	4,247
Administration fees	597	656	2,222	8,031
Reports to shareholders	535	623	2,078	7,417
Accounting fees	435	496	1,658	5,937
Interest expense	417	1,773	6,678	16,774
Custody fees	283	324	1,084	3,878
Trustees' fees and expenses	116	131	437	1,570
Insurance fees	79	91	306	1,095
Excise tax	—	150	—	4,092
Other	131	342	575	2,553
Total Expenses	45,301	57,881	140,792	447,089
Recoupment of expenses to Adviser (Note 6)	—	—	—	8,995
Less: Reimbursement of expenses from Adviser (Note 6)	(12,983)	(19,614)	(12,672)	—
Net Expenses	32,318	38,267	128,120	456,084
Net investment income	59,141	19,393	27,234	520,911
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(196,765)	2	—	3
In-kind redemptions	(44,291)	—	—	(392,436)
Swap contracts	(473,564)	(500,135)	1,818,891	(7,431,797)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(714,620)	(500,133)	1,818,891	(7,824,230)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(24,937)	(102,580)	—	(2,200,962)
Swap contracts	(129,801)	(344,205)	523,959	(2,350,099)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(154,738)	(446,785)	523,959	(4,551,061)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	(869,358)	(946,918)	2,342,850	(12,375,291)
Net increase (decrease) in net assets resulting from operations	$(810,217)	$(927,525)	$2,370,084	$(11,854,380)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Daily 20+ Year Treasury Bear 3X Shares	Direxion Daily Emerging Markets Bond Bull 3X Shares
Investment Income:
Dividend income	$—	$21,825
Interest income	2,430,040	3,844
Securities lending income	—	—
Total investment income	2,430,040	25,669
Expenses:
Investment advisory fees (Note 6)	1,457,667	6,153
Interest expense	108,465	—
Licensing fees	74,280	1,169
Management service fees (Note 6)	49,551	209
Administration fees	34,171	139
Reports to shareholders	31,419	133
Professional fees	30,780	6,473
Accounting fees	25,186	106
Custody fees	16,442	69
Transfer agent fees	16,426	563
Trustees' fees and expenses	6,675	28
Insurance fees	4,632	20
Pricing fees	2,976	2,976
Exchange listing fees	2,479	2,480
Excise tax	—	172
Other	5,893	757
Total Expenses	1,867,042	21,447
Less: Reimbursement of expenses from Adviser (Note 6)	—	(13,481)
Net Expenses	1,867,042	7,966
Net investment income	562,998	17,703
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	—	(18,687)
Swap contracts	(12,077,910)	(95,977)
Net realized loss on investment securities and swap contracts	(12,077,910)	(114,664)
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(46,491)
Swap contracts	42,813,525	(77,686)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	42,813,525	(124,177)
Net realized and unrealized gain (loss) on investment securities and swap contracts	30,735,615	(238,841)
Net increase (decrease) in net assets resulting from operations	$31,298,613	$(221,138)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Mid Cap Bull 3X Shares		Direxion Daily Mid Cap Bear 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$85,238	$(108,977)	$7,544	$(27,027)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	11,918,069	22,194,107	(1,780,659)	(4,652,989)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(10,847,080)	10,043,614	1,103,471	(1,413,917)
Net increase (decrease) in net assets resulting from operations	1,156,227	32,128,744	(669,644)	(6,093,933)
Distributions to shareholders:
Net investment income	(99,813)	—	(4,738)	—
Net realized gains	(1,699,859)	(1,133,280)	—	—
Total distributions	(1,799,672)	(1,133,280)	(4,738)	—
Capital share transactions:
Proceeds from shares sold	17,184,217	88,118,230	1,249,828	8,764,782
Cost of shares redeemed	(18,812,222)	(103,069,607)	(3,327,756)	(7,325,565)
Transaction fees (Note 4)	4,221	28,087	998	2,198
Net increase (decrease) in net assets resulting from capital transactions	(1,623,784)	(14,923,290)	(2,076,930)	1,441,415
Total increase (decrease) in net assets	(2,267,229)	16,072,174	(2,751,312)	(4,652,518)
Net assets:
Beginning of year/period	62,241,679	46,169,505	6,288,280	10,940,798
End of year/period	$59,974,450	$62,241,679	$3,536,968	$6,288,280
Accumulated net investment loss at end of year/period	$(14,575)	$—	$(14,108)	$(16,914)
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,450,132	1,850,132	414,407	364,407
Shares sold	350,000	2,400,000	100,000	450,000
Shares repurchased	(400,000)	(2,800,000)	(250,000)	(400,000)
Shares outstanding, end of year/period	1,400,132	1,450,132	264,407	414,407

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P 500® Bull 3X Shares		Direxion Daily S&P 500® Bear 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$2,932,443	$181,200	$524,044	$(1,240,305)
Net realized gain (loss) on investment securities, in-kind redemptions, swap contracts and futures contracts	57,018,186	359,866,152	(102,295,200)	(224,356,974)
Change in net unrealized appreciation (depreciation) on investment securities, swap contracts and futures contracts	(70,231,685)	(38,686,020)	55,570,613	(57,460,999)
Net increase (decrease) in net assets resulting from operations	(10,281,056)	321,361,332	(46,200,543)	(283,058,278)
Distributions to shareholders:
Net investment income	(2,072,196)	—	(310,987)	—
Net realized gains	(27,910,489)	—	—	—
Total distributions	(29,982,685)	—	(310,987)	—
Capital share transactions:
Proceeds from shares sold	1,247,325,359	1,303,134,520	162,143,177	275,985,444
Cost of shares redeemed	(778,919,820)	(1,390,390,693)	(209,716,243)	(173,079,457)
Transaction fees (Note 4)	197,238	338,632	62,915	51,908
Net increase (decrease) in net assets resulting from capital transactions	468,602,777	(86,917,541)	(47,510,151)	102,957,895
Total increase (decrease) in net assets	428,339,036	234,443,791	(94,021,681)	(180,100,383)
Net assets:
Beginning of year/period	692,850,897	458,407,106	381,924,702	562,025,085
End of year/period	$1,121,189,933	$692,850,897	$287,903,021	$381,924,702
Undistributed (Accumulated) net investment income (loss) at end of year/period	$998,315	$138,068	$(518,578)	$(731,635)
Changes in shares outstanding
Shares outstanding, beginning of year/period	16,955,004	20,005,004	11,253,892	8,695,135
Shares sold	27,950,000	38,250,000	5,850,000	6,180,000
Shares repurchased	(17,700,000)	(41,300,000)	(7,150,000)	(3,621,243)
Shares outstanding, end of year/period	27,205,004	16,955,004	9,953,892	11,253,892

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Small Cap Bull 3X Shares		Direxion Daily Small Cap Bear 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$622,787	$(1,420,480)	$801,421	$(1,440,475)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	137,605,337	479,049,159	(172,754,050)	(305,455,688)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(75,155,407)	36,706,181	112,524,327	(132,401,200)
Net increase (decrease) in net assets resulting from operations	63,072,717	514,334,860	(59,428,302)	(439,297,363)
Distributions to shareholders:
Net investment income	(1,163,992)	—	(516,314)	—
Total distributions	(1,163,992)	—	(516,314)	—
Capital share transactions:
Proceeds from shares sold	722,708,873	2,001,408,782	211,194,956	1,289,262,864
Cost of shares redeemed	(679,428,739)	(2,587,254,673)	(415,517,729)	(789,134,901)
Transaction fees (Note 4)	160,824	587,680	124,655	236,741
Net increase (decrease) in net assets resulting from capital transactions	43,440,958	(585,258,211)	(204,198,118)	500,364,704
Total increase (decrease) in net assets	105,349,683	(70,923,351)	(264,142,734)	61,067,341
Net assets:
Beginning of year/period	658,509,615	729,432,966	647,078,811	586,011,470
End of year/period	$763,859,298	$658,509,615	$382,936,077	$647,078,811
Accumulated net investment loss at end of year/period	$(552,514)	$(11,309)	$(597,000)	$(882,107)
Changes in shares outstanding
Shares outstanding, beginning of year/period	9,950,068	21,200,068	48,670,375	19,070,375
Shares sold	10,650,000	38,550,000	18,200,000	73,250,000
Shares repurchased	(9,450,000)	(49,800,000)	(33,400,000)	(43,650,000)
Shares outstanding, end of year/period	11,150,068	9,950,068	33,470,375	48,670,375

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily EURO STOXX 50® Bull 3X Shares		Direxion Daily FTSE China Bull 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	For the Period July 12, 2017[1] through October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$3,865	$503	$2,479,254	$(662,099)
Net realized gain on investment securities, in-kind redemptions and swap contracts	289,957	302,391	42,440,322	77,655,677
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(517,155)	484,259	(49,938,248)	37,852,668
Net increase (decrease) in net assets resulting from operations	(223,333)	787,153	(5,018,672)	114,846,246
Distributions to shareholders:
Net investment income	(11,364)	—	(2,860,797)	—
Net realized gains	(322,649)	—	—	—
Total distributions	(334,013)	—	(2,860,797)	—
Capital share transactions:
Proceeds from shares sold	—	3,786,247	303,985,550	125,763,053
Cost of shares redeemed	—	—	(217,908,161)	(154,810,925)
Transaction fees (Note 4)	—	—	43,955	33,077
Net increase (decrease) in net assets resulting from capital transactions	—	3,786,247	86,121,344	(29,014,795)
Total increase (decrease) in net assets	(557,346)	4,573,400	78,241,875	85,831,451
Net assets:
Beginning of year/period	4,573,400	—	236,786,313	150,954,862
End of year/period	$4,016,054	$4,573,400	$315,028,188	$236,786,313
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(3,203)	$4,296	$(840,122)	$(458,579)
Changes in shares outstanding
Shares outstanding, beginning of year/period	150,001	—	7,250,013	8,750,013
Shares sold	—	150,001	8,000,000	5,900,000
Shares repurchased	—	—	(5,650,000)	(7,400,000)
Shares outstanding, end of year/period	150,001	150,001	9,600,013	7,250,013

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily FTSE China Bear 3X Shares[1]		Direxion Daily FTSE Europe Bull 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$85,563	$(162,455)	$270,151	$323,336
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(15,388,868)	(33,054,177)	11,847,425	6,837,321
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	8,790,151	(12,609,792)	(13,513,704)	16,761,284
Net increase (decrease) in net assets resulting from operations	(6,513,154)	(45,826,424)	(1,396,128)	23,921,941
Distributions to shareholders:
Net investment income	(48,180)	—	(229,600)	—
Total distributions	(48,180)	—	(229,600)	—
Capital share transactions:
Proceeds from shares sold	54,682,283	53,892,187	64,155,301	34,692,789
Cost of shares redeemed	(43,111,249)	(35,025,368)	(63,629,736)	(20,314,348)
Transaction fees (Note 4)	13,062	10,507	12,725	4,063
Net increase in net assets resulting from capital transactions	11,584,096	18,877,326	538,290	14,382,504
Total increase (decrease) in net assets	5,022,762	(26,949,098)	(1,087,438)	38,304,445
Net assets:
Beginning of year/period	40,664,226	67,613,324	64,737,189	26,432,744
End of year/period	$45,686,988	$40,664,226	$63,649,751	$64,737,189
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(47,979)	$(85,062)	$203,659	$163,108
Changes in shares outstanding
Shares outstanding, beginning of year/period	622,726	437,726	1,750,001	1,400,001
Shares sold	1,140,000	485,000	1,550,000	1,100,000
Shares repurchased	(835,389)	(300,000)	(1,600,000)	(750,000)
Shares outstanding, end of year/period	927,337	622,726	1,700,001	1,750,001

1  Effective March 29, 2018, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Latin America Bull 3X Shares		Direxion Daily MSCI Brazil Bull 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$23,876	$(44,489)	$682,308	$(74,614)
Net realized gain on investment securities, in-kind redemptions and swap contracts	570,650	14,565,210	52,769,921	68,536,148
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	820,144	(13,127,825)	(22,715,366)	(19,401,808)
Net increase in net assets resulting from operations	1,414,670	1,392,896	30,736,863	49,059,726
Distributions to shareholders:
Net investment income	(37,321)	—	(1,586,685)	—
Total distributions	(37,321)	—	(1,586,685)	—
Capital share transactions:
Proceeds from shares sold	8,539,271	6,367,597	225,026,694	359,027,045
Cost of shares redeemed	(5,578,627)	(10,789,786)	(261,974,164)	(333,358,186)
Transaction fees (Note 4)	1,116	2,158	52,395	71,166
Net increase (decrease) in net assets resulting from capital transactions	2,961,760	(4,420,031)	(36,895,075)	25,740,025
Total increase (decrease) in net assets	4,339,109	(3,027,135)	(7,744,897)	74,799,751
Net assets:
Beginning of year/period	14,795,944	17,823,079	153,270,146	78,470,395
End of year/period	$19,135,053	$14,795,944	$145,525,249	$153,270,146
Accumulated net investment loss at end of year/period	$(42,403)	$(28,958)	$(904,377)	$—
Changes in shares outstanding
Shares outstanding, beginning of year/period	469,092	619,092	3,803,728	1,653,728
Shares sold	200,000	250,000	5,600,000	11,500,000
Shares repurchased	(150,000)	(400,000)	(5,950,000)	(9,350,000)
Shares outstanding, end of year/period	519,092	469,092	3,453,728	3,803,728
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI Developed Markets Bull 3X Shares		Direxion Daily MSCI Developed Markets Bear 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$86,436	$68,482	$5,390	$(20,230)
Net realized gain (loss) on in-kind redemptions and swap contracts	3,806,783	9,616,608	(764,408)	(2,502,801)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(4,029,518)	4,064,176	488,088	(1,330,051)
Net increase (decrease) in net assets resulting from operations	(136,299)	13,749,266	(270,930)	(3,853,082)
Distributions to shareholders:
Net investment income	(220,728)	—	(3,097)	—
Net realized gains	(137,604)	—	—	—
Total distributions	(358,332)	—	(3,097)	—
Capital share transactions:
Proceeds from shares sold	17,060,761	16,531,179	2,410,807	—
Cost of shares redeemed	(16,068,753)	(16,339,903)	(2,513,848)	(887,026)
Transaction fees (Note 4)	3,214	3,268	754	266
Net increase (decrease) in net assets resulting from capital transactions	995,222	194,544	(102,287)	(886,760)
Total increase (decrease) in net assets	500,591	13,943,810	(376,314)	(4,739,842)
Net assets:
Beginning of year/period	31,750,152	17,806,342	3,727,976	8,467,818
End of year/period	$32,250,743	$31,750,152	$3,351,662	$3,727,976
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(65,810)	$68,482	$(7,659)	$(9,952)
Changes in shares outstanding
Shares outstanding, beginning of year/period	400,001	400,001	284,916	334,916
Shares sold	200,000	250,000	200,000	—
Shares repurchased	(200,000)	(250,000)	(200,000)	(50,000)
Shares outstanding, end of year/period	400,001	400,001	284,916	284,916

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI Emerging Markets Bull 3X Shares		Direxion Daily MSCI Emerging Markets Bear 3X Shares[1]
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$1,987,816	$(908,761)	$154,654	$(278,870)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	5,823,095	144,366,964	(30,012,446)	(79,807,903)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(19,134,282)	(25,769,231)	19,391,678	(754,685)
Net increase (decrease) in net assets resulting from operations	(11,323,371)	117,688,972	(10,466,114)	(80,841,458)
Distributions to shareholders:
Net investment income	(2,188,180)	—	(107,529)	—
Total distributions	(2,188,180)	—	(107,529)	—
Capital share transactions:
Proceeds from shares sold	181,436,942	257,081,685	56,114,335	121,475,485
Cost of shares redeemed	(115,973,151)	(294,908,113)	(60,661,581)	(100,329,651)
Transaction fees (Note 4)	23,195	59,994	18,195	31,654
Net increase (decrease) in net assets resulting from capital transactions	65,486,986	(37,766,434)	(4,529,051)	21,177,488
Total increase (decrease) in net assets	51,975,435	79,922,538	(15,102,694)	(59,663,970)
Net assets:
Beginning of year/period	275,919,001	195,996,463	84,165,854	143,829,824
End of year/period	$327,894,436	$275,919,001	$69,063,160	$84,165,854
Accumulated net investment loss at end of year/period	$(857,093)	$(656,729)	$(82,754)	$(129,879)
Changes in shares outstanding
Shares outstanding, beginning of year/period	2,381,598	3,131,598	1,665,553	1,255,553
Shares sold	1,350,000	3,400,000	1,370,000	1,520,000
Shares repurchased	(900,000)	(4,150,000)	(1,390,321)	(1,110,000)
Shares outstanding, end of year/period	2,831,598	2,381,598	1,645,232	1,665,553

1  Effective March 29, 2018, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI India Bull 3X Shares		Direxion Daily MSCI Japan Bull 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$62,607	$(462,318)	$21,047	$(31,158)
Net realized gain on investment securities, in-kind redemptions and swap contracts	6,010,521	42,333,073	2,432,758	2,078,821
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(15,605,520)	12,562,119	(3,158,358)	1,754,620
Net increase (decrease) in net assets resulting from operations	(9,532,392)	54,432,874	(704,553)	3,802,283
Distributions to shareholders:
Net investment income	(299,607)	—	(41,949)	—
Total distributions	(299,607)	—	(41,949)	—
Capital share transactions:
Proceeds from shares sold	68,834,432	38,953,272	16,623,250	9,662,327
Cost of shares redeemed	(45,995,684)	(63,522,344)	(3,666,596)	(10,650,618)
Transaction fees (Note 4)	10,424	12,705	733	2,131
Net increase (decrease) in net assets resulting from capital transactions	22,849,172	(24,556,367)	12,957,387	(986,160)
Total increase in net assets	13,017,173	29,876,507	12,210,885	2,816,123
Net assets:
Beginning of year/period	105,023,273	75,146,766	14,385,142	11,569,019
End of year/period	$118,040,446	$105,023,273	$26,596,027	$14,385,142
Accumulated net investment loss at end of year/period	$(237,000)	$—	$(40,550)	$(19,648)
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,099,686	1,299,686	200,001	250,001
Shares sold	750,000	600,000	200,000	150,000
Shares repurchased	(500,000)	(800,000)	(50,000)	(200,000)
Shares outstanding, end of year/period	1,349,686	1,099,686	350,001	200,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI Mexico Bull 3X Shares		Direxion Daily MSCI South Korea Bull 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	For the Period May 3, 2017[1] through October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$(15,489)	$4,121	$162,228	$(40,678)
Net realized gain (loss) on investment securities and swap contracts	(2,885,434)	(332,682)	1,945,198	3,148,824
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	629,453	(73,572)	(2,056,005)	2,818,034
Net increase (decrease) in net assets resulting from operations	(2,271,470)	(402,133)	51,421	5,926,180
Distributions to shareholders:
Net investment income	(8,391)	—	(170,972)	—
Net realized gains	—	—	(460,002)	—
Total distributions	(8,391)	—	(630,974)	—
Capital share transactions:
Proceeds from shares sold	16,708,944	3,675,978	23,181,862	13,445,656
Cost of shares redeemed	(1,138,253)	—	(14,282,975)	(11,315,515)
Transaction fees (Note 4)	341	—	3,108	2,263
Net increase in net assets resulting from capital transactions	15,571,032	3,675,978	8,901,995	2,132,404
Total increase in net assets	13,291,171	3,273,845	8,322,442	8,058,584
Net assets:
Beginning of year/period	3,273,845	—	12,043,744	3,985,160
End of year/period	$16,565,016	$3,273,845	$20,366,186	$12,043,744
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(15,567)	$8,313	$(8,744)	$—
Changes in shares outstanding
Shares outstanding, beginning of year/period	150,001	—	200,001	150,001
Shares sold	650,000	150,001	400,000	300,000
Shares repurchased	(50,000)	—	(250,000)	(250,000)
Shares outstanding, end of year/period	750,001	150,001	350,001	200,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Russia Bull 3X Shares		Direxion Daily Russia Bear 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$3,045,175	$(1,223,068)	$55,150	$(97,049)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	39,268,019	138,839,324	(10,778,030)	(29,116,926)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(36,672,493)	(70,329,197)	7,332,096	1,927,580
Net increase (decrease) in net assets resulting from operations	5,640,701	67,287,059	(3,390,784)	(27,286,395)
Distributions to shareholders:
Net investment income	(3,088,216)	—	(35,977)	—
Total distributions	(3,088,216)	—	(35,977)	—
Capital share transactions:
Proceeds from shares sold	129,577,914	108,499,317	29,106,092	46,236,092
Cost of shares redeemed	(108,122,532)	(193,873,990)	(34,533,082)	(41,888,717)
Transaction fees (Note 4)	23,328	39,015	10,360	12,564
Net increase (decrease) in net assets resulting from capital transactions	21,478,710	(85,335,658)	(5,416,630)	4,359,939
Total increase (decrease) in net assets	24,031,195	(18,048,599)	(8,843,391)	(22,926,456)
Net assets:
Beginning of year/period	142,582,759	160,631,358	31,782,244	54,708,700
End of year/period	$166,613,954	$142,582,759	$22,938,853	$31,782,244
Accumulated net investment loss at end of year/period	$(994,869)	$(951,828)	$(30,546)	$(49,719)
Changes in shares outstanding
Shares outstanding, beginning of year/period	2,918,002	4,768,002	1,294,595	1,054,883
Shares sold	2,950,000	2,500,000	1,450,000	1,400,000
Shares repurchased	(1,950,000)	(4,350,000)	(1,600,000)	(1,160,288)
Shares outstanding, end of year/period	3,918,002	2,918,002	1,144,595	1,294,595

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Aerospace & Defense Bull 3X Shares		Direxion Daily Energy Bull 3X Shares
	Six Months Ended April 30, 2018	For the Period May 3, 2017[1] through	Six Months Ended April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017	(Unaudited)	October 31, 2017
Operations:
Net investment income	$72,732	$31,301	$2,735,815	$4,795,663
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	14,291,295	1,035,506	98,815,940	(5,556,050)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(14,104,864)	5,952,363	13,852,639	(5,132,658)
Net increase (decrease) in net assets resulting from operations	259,163	7,019,170	115,404,394	(5,893,045)
Distributions to shareholders:
Net investment income	(18,760)	—	(3,156,799)	(1,644,557)
Net realized gains	(630,691)	—	—	—
Total distributions	(649,451)	—	(3,156,799)	(1,644,557)
Capital share transactions:
Proceeds from shares sold	63,884,313	37,061,961	209,229,245	570,675,796
Cost of shares redeemed	(22,093,246)	(2,049,411)	(348,573,182)	(535,012,098)
Transaction fees (Note 4)	4,982	410	74,613	117,152
Net increase (decrease) in net assets resulting from capital transactions	41,796,049	35,012,960	(139,269,324)	35,780,850
Total increase (decrease) in net assets	41,405,761	42,032,130	(27,021,729)	28,243,248
Net assets:
Beginning of year/period	42,032,130	—	481,129,581	452,886,333
End of year/period	$83,437,891	$42,032,130	$454,107,852	$481,129,581
Undistributed net investment income at end of year/period	$86,664	$32,692	$1,562,725	$1,983,709
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,050,001	—	16,500,017	14,900,017
Shares sold	1,250,000	1,100,001	6,650,000	19,250,000
Shares repurchased	(450,000)	(50,000)	(10,350,000)	(17,650,000)
Shares outstanding, end of year/period	1,850,001	1,050,001	12,800,017	16,500,017

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Energy Bear 3X Shares[1]		Direxion Daily Financial Bull 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$70,989	$(156,241)	$51,277,918	$3,336,008
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(10,270,685)	(2,600,083)	287,313,500	672,812,125
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(2,316,660)	(3,744,725)	(250,708,372)	255,384,991
Net increase (decrease) in net assets resulting from operations	(12,516,356)	(6,501,049)	87,883,046	931,533,124
Distributions to shareholders:
Net investment income	(40,024)	—	(5,585,811)	—
Total distributions	(40,024)	—	(5,585,811)	—
Capital share transactions:
Proceeds from shares sold	128,023,355	123,965,678	626,072,873	1,514,976,870
Cost of shares redeemed	(127,066,409)	(132,197,305)	(302,281,369)	(1,943,199,861)
Transaction fees (Note 4)	38,114	40,159	62,363	496,293
Net increase (decrease) in net assets resulting from capital transactions	995,060	(8,191,468)	323,853,867	(427,726,698)
Total increase (decrease) in net assets	(11,561,320)	(14,692,517)	406,151,102	503,806,426
Net assets:
Beginning of year/period	53,454,025	68,146,542	1,538,011,664	1,034,205,238
End of year/period	$41,892,705	$53,454,025	$1,944,162,766	$1,538,011,664
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(66,461)	$(97,426)	$45,943,658	$251,551
Changes in shares outstanding
Shares outstanding, beginning of year/period	957,444	1,017,444	25,499,888	35,249,888
Shares sold	2,790,000	2,150,000	9,500,000	30,200,000
Shares repurchased	(2,640,383)	(2,210,000)	(4,350,000)	(39,950,000)
Shares outstanding, end of year/period	1,107,061	957,444	30,649,888	25,499,888

1  Effective March 29, 2018, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Financial Bear 3X Shares		Direxion Daily Gold Miners Index Bull 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$291,006	$(616,775)	$3,991,573	$(5,793,302)
Net realized (loss) on investment securities, in-kind redemptions and swap contracts	(71,755,338)	(155,788,280)	(363,285,183)	(431,018,712)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	45,731,726	(45,585,318)	291,912,460	(112,972,902)
Net decrease in net assets resulting from operations	(25,732,606)	(201,990,373)	(67,381,150)	(549,784,916)
Distributions to shareholders:
Net investment income	(183,093)	—	(3,709,780)	—
Total distributions	(183,093)	—	(3,709,780)	—
Capital share transactions:
Proceeds from shares sold	90,238,037	263,726,884	1,029,381,714	2,701,695,542
Cost of shares redeemed	(100,677,011)	(196,336,854)	(1,114,765,925)	(2,396,930,607)
Transaction fees (Note 4)	30,203	58,901	285,223	497,448
Net increase (decrease) in net assets resulting from capital transactions	(10,408,771)	67,448,931	(85,098,988)	305,262,383
Total decrease in net assets	(36,324,470)	(134,541,442)	(156,189,918)	(244,522,533)
Net assets:
Beginning of year/period	178,750,276	313,291,718	1,337,695,457	1,582,217,990
End of year/period	$142,425,806	$178,750,276	$1,181,505,539	$1,337,695,457
Accumulated net investment loss at end of year/period	$(236,652)	$(344,565)	$(4,917,467)	$(5,199,260)
Changes in shares outstanding
Shares outstanding, beginning of year/period	13,282,055	9,982,055	46,085,823	28,122,184
Shares sold	8,150,000	13,800,000	39,250,000	82,450,000
Shares repurchased	(8,800,000)	(10,500,000)	(38,300,000)	(64,486,361)
Shares outstanding, end of year/period	12,632,055	13,282,055	47,035,823	46,085,823

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Gold Miners Index Bear 3X Shares		Direxion Daily Healthcare Bull 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$407,469	$(932,987)	$287,493	$(33,196)
Net realized gain on investment securities, in-kind redemptions and swap contracts	73,321,505	65,687,340	13,850,869	46,427,595
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(34,973,935)	24,781,007	(19,979,961)	42,215,830
Net increase (decrease) in net assets resulting from operations	38,755,039	89,535,360	(5,841,599)	88,610,229
Distributions to shareholders:
Net investment income	(275,235)	—	(217,404)	—
Net realized gains	—	—	(48,763)	—
Total distributions	(275,235)	—	(266,167)	—
Capital share transactions:
Proceeds from shares sold	649,509,148	1,666,495,919	52,182,689	142,182,068
Cost of shares redeemed	(793,501,777)	(1,631,904,133)	(25,347,547)	(251,457,984)
Transaction fees (Note 4)	240,037	492,510	5,069	46,467
Net increase (decrease) in net assets resulting from capital transactions	(143,752,592)	35,084,296	26,840,211	(109,229,449)
Total increase (decrease) in net assets	(105,272,788)	124,619,656	20,732,445	(20,619,220)
Net assets:
Beginning of year/period	383,330,573	258,710,917	143,566,629	164,185,849
End of year/period	$278,057,785	$383,330,573	$164,299,074	$143,566,629
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(454,643)	$(586,877)	$70,089	$—
Changes in shares outstanding
Shares outstanding, beginning of year/period	14,018,705	6,768,705	3,250,008	6,350,008
Shares sold	27,500,000	57,450,000	1,000,000	3,200,000
Shares repurchased	(30,150,000)	(50,200,000)	(500,000)	(6,300,000)
Shares outstanding, end of year/period	11,368,705	14,018,705	3,750,008	3,250,008

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Homebuilders & Supplies Bull 3X Shares		Direxion Daily Industrials Bull 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	For the Period May 3, 20171 through October 31, 2017
Operations:
Net investment income (loss)	$(32,982)	$(28,385)	$20,009	$4,568
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(14,396,818)	2,390,467	(80,086)	197,152
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(10,843,326)	9,372,623	(735,637)	363,434
Net increase (decrease) in net assets resulting from operations	(25,273,126)	11,734,705	(795,714)	565,154
Distributions to shareholders:
Net investment income	—	—	(18,111)	—
Net realized gains	(1,037,250)	—	(8,780)	—
Total distributions	(1,037,250)	—	(26,891)	—
Capital share transactions:
Proceeds from shares sold	84,376,081	27,640,531	7,642,255	5,242,356
Cost of shares redeemed	(41,962,117)	(2,071,511)	(3,859,045)	(2,715,287)
Transaction fees (Note 4)	10,358	621	1,557	815
Net increase in net assets resulting from capital transactions	42,424,322	25,569,641	3,784,767	2,527,884
Total increase in net assets	16,113,946	37,304,346	2,962,162	3,093,038
Net assets:
Beginning of year/period	39,428,011	2,123,665	3,093,038	—
End of year/period	$55,541,957	$39,428,011	$6,055,200	$3,093,038
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(32,982)	$—	$10,658	$8,760
Changes in shares outstanding
Shares outstanding, beginning of year/period	550,000	100,000	100,001	—
Shares sold	950,000	500,000	200,000	200,001
Shares repurchased	(550,000)	(50,000)	(100,000)	(100,000)
Shares outstanding, end of year/period	950,000	550,000	200,001	100,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Junior Gold Miners Index Bull 3X Shares		Direxion Daily Junior Gold Miners Index Bear 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$(2,680)	$2,670,800	$181,396	$(389,324)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(237,295,135)	(348,166,361)	10,438,296	42,842,822
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	254,050,621	(367,013,322)	(9,683,912)	(5,872,767)
Net increase (decrease) in net assets resulting from operations	16,752,806	(712,508,883)	935,780	36,580,731
Distributions to shareholders:
Net investment income	—	(2,249,510)	—	—
Return of capital	—	(1,582,047)	—	—
Total distributions	—	(3,831,557)	—	—
Capital share transactions:
Proceeds from shares sold	687,284,643	1,863,427,784	401,773,177	961,969,249
Cost of shares redeemed	(756,447,627)	(1,108,426,154)	(398,890,172)	(965,666,737)
Transaction fees (Note 4)	155,390	503,756	121,398	294,379
Net increase (decrease) in net assets resulting from capital transactions	(69,007,594)	755,505,386	3,004,403	(3,403,109)
Total increase (decrease) in net assets	(52,254,788)	39,164,946	3,940,183	33,177,622
Net assets:
Beginning of year/period	751,846,375	712,681,429	115,273,642	82,096,020
End of year/period	$699,591,587	$751,846,375	$119,213,825	$115,273,642
Accumulated net investment loss at end of year/period	$(2,561,281)	$(2,558,601)	$(81,171)	$(262,567)
Changes in shares outstanding
Shares outstanding, beginning of year/period	49,706,879	14,553,665	1,787,735	764,037
Shares sold	49,000,000	80,987,500	7,450,000	14,487,500
Shares repurchased	(48,100,000)	(45,834,286)	(6,950,000)	(13,463,802)
Shares outstanding, end of year/period	50,606,879	49,706,879	2,287,735	1,787,735

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI Real Estate Bull 3X Shares		Direxion Daily MSCI Real Estate Bear 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$1,007,551	$152,171	$18,463	$(60,066)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(20,306,550)	5,376,970	855,453	379,385
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	4,268,049	3,004,175	607,285	(3,134,353)
Net increase (decrease) in net assets resulting from operations	(15,030,950)	8,533,316	1,481,201	(2,815,034)
Distributions to shareholders:
Net investment income	(501,072)	—	—	—
Total distributions	(501,072)	—	—	—
Capital share transactions:
Proceeds from shares sold	67,048,026	57,766,154	10,827,800	24,009,816
Cost of shares redeemed	(53,331,333)	(71,193,145)	(13,216,987)	(28,288,125)
Transaction fees (Note 4)	13,772	15,489	3,965	8,486
Net increase (decrease) in net assets resulting from capital transactions	13,730,465	(13,411,502)	(2,385,222)	(4,269,823)
Total decrease in net assets	(1,801,557)	(4,878,186)	(904,021)	(7,084,857)
Net assets:
Beginning of year/period	69,453,060	74,331,246	15,881,689	22,966,546
End of year/period	$67,651,503	$69,453,060	$14,977,668	$15,881,689
Undistributed (Accumulated) net investment income (loss) at end of year/period	$622,082	$115,603	$(11,297)	$(29,760)
Changes in shares outstanding
Shares outstanding, beginning of year/period	3,200,000	3,700,000	1,408,309	1,608,309
Shares sold	3,450,000	2,750,000	900,000	2,050,000
Shares repurchased	(2,800,000)	(3,250,000)	(1,100,000)	(2,250,000)
Shares outstanding, end of year/period	3,850,000	3,200,000	1,208,309	1,408,309

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Natural Gas Related Bull 3X Shares		Direxion Daily Natural Gas Related Bear 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$(17,548)	$(183,767)	$7,273	$(14,951)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	8,170,239	(14,713,109)	(397,049)	1,106,388
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(901,539)	5,682,059	(122,515)	(1,939,272)
Net increase (decrease) in net assets resulting from operations	7,251,152	(9,214,817)	(512,291)	(847,835)
Distributions to shareholders:
Capital share transactions:
Proceeds from shares sold	31,631,001	88,398,107	6,727,016	18,497,946
Cost of shares redeemed	(56,761,510)	(83,151,056)	(5,390,691)	(20,171,543)
Transaction fees (Note 4)	11,460	17,119	1,617	6,052
Net increase (decrease) in net assets resulting from capital transactions	(25,119,049)	5,264,170	1,337,942	(1,667,545)
Total increase (decrease) in net assets	(17,867,897)	(3,950,647)	825,651	(2,515,380)
Net assets:
Beginning of year/period	53,342,555	57,293,202	5,086,979	7,602,359
End of year/period	$35,474,658	$53,342,555	$5,912,630	$5,086,979
Accumulated net investment loss at end of year/period	$(227,652)	$(210,104)	$(371)	$(7,644)
Changes in shares outstanding
Shares outstanding, beginning of year/period	2,357,521	1,607,521	174,855	224,855
Shares sold	1,750,000	3,350,000	300,000	650,000
Shares repurchased	(2,450,000)	(2,600,000)	(200,000)	(700,000)
Shares outstanding, end of year/period	1,657,521	2,357,521	274,855	174,855

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Direxion Daily Regional Banks Bull 3X Shares
	For the Period November 15, 2017[1] through April 30, 2018 (Unaudited)	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income	$2,014	$118,952	$58,351
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(929,174)	8,392,385	(1,363,845)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(370,498)	(3,174,953)	5,232,038
Net increase (decrease) in net assets resulting from operations	(1,297,658)	5,336,384	3,926,544
Distributions to shareholders:
Net investment income	(676)	(109,944)	(41,188)
Total distributions	(676)	(109,944)	(41,188)
Capital share transactions:
Proceeds from shares sold	7,643,574	23,443,542	51,935,634
Cost of shares redeemed	(3,006,162)	(4,271,519)	(30,768,790)
Transaction fees (Note 4)	601	1,281	6,447
Net increase in net assets resulting from capital transactions	4,638,013	19,173,304	21,173,291
Total increase in net assets	3,339,679	24,399,744	25,058,647
Net assets:
Beginning of year/period	—	26,793,642	1,734,995
End of year/period	$3,339,679	$51,193,386	$26,793,642
Undistributed net investment income at end of year/period	$1,338	$26,874	$17,866
Changes in shares outstanding
Shares outstanding, beginning of year/period	—	400,000	50,000
Shares sold	250,001	300,000	850,000
Shares repurchased	(100,000)	(50,000)	(500,000)
Shares outstanding, end of year/period	150,001	650,000	400,000

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Regional Banks Bear 3X Shares		Direxion Daily Retail Bull 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$4,790	$(2,970)	$103,647	$(32,426)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(2,114,195)	(667,989)	10,103,776	(2,497,297)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	1,004,999	(795,428)	3,762,415	(9,244,846)
Net increase (decrease) in net assets resulting from operations	(1,104,406)	(1,466,387)	13,969,838	(11,774,569)
Distributions to shareholders:
Net investment income	(2,867)	—	(92,976)	—
Net realized gains	—	—	—	(951,341)
Total distributions	(2,867)	—	(92,976)	(951,341)
Capital share transactions:
Proceeds from shares sold	—	3,961,101	28,714,441	54,908,380
Cost of shares redeemed	—	(561)	(58,851,560)	(42,153,071)
Transaction fees (Note 4)	—	—	16,113	9,989
Net increase (decrease) in net assets resulting from capital transactions	—	3,960,540	(30,121,006)	12,765,298
Total increase (decrease) in net assets	(1,107,273)	2,494,153	(16,244,144)	39,388
Net assets:
Beginning of year/period	3,538,179	1,044,026	36,728,089	36,688,701
End of year/period	$2,430,906	$3,538,179	$20,483,945	$36,728,089
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(205)	$(2,128)	$6,274	$(4,397)
Changes in shares outstanding
Shares outstanding, beginning of year/period	99,988	10,000	1,500,012	950,012
Shares sold	—	90,000	950,000	1,950,000
Shares repurchased	—	(12)	(1,850,000)	(1,400,000)
Shares outstanding, end of year/period	99,988	99,988	600,012	1,500,012

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	Direxion Daily S&P Biotech Bull 3X Shares
	For the Period April 19, 2018[1] through April 30, 2018 (Unaudited)	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$90	$(91,737)	$(1,316,669)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(32,160)	152,106,109	208,593,466
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(374,062)	(95,212,649)	152,833,496
Net increase (decrease) in net assets resulting from operations	(406,132)	56,801,723	360,110,293
Distributions to shareholders:
Net realized gains	—	(803,829)	—
Total distributions	—	(803,829)	—
Capital share transactions:
Proceeds from shares sold	2,500,025	661,070,080	1,053,185,535
Cost of shares redeemed	—	(656,130,156)	(1,314,160,650)
Transaction fees (Note 4)	—	143,742	279,354
Net increase (decrease) in net assets resulting from capital transactions	2,500,025	5,083,666	(260,695,761)
Total increase in net assets	2,093,893	61,081,560	99,414,532
Net assets:
Beginning of year/period	(history)	379,297,412	279,882,880
End of year/period	$2,093,893	$440,378,972	$379,297,412
Undistributed (Accumulated) net investment income (loss) at end of year/period	$90	$(91,737)	$—
Changes in shares outstanding
Shares outstanding, beginning of year/period	—	4,961,600	9,711,600
Shares sold	100,001	8,550,000	18,700,000
Shares repurchased	—	(7,600,000)	(23,450,000)
Shares outstanding, end of year/period	100,001	5,911,600	4,961,600

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P Biotech Bear 3X Shares[1]		Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$162,833	$(174,404)	$75,137	$(281,010)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(40,051,504)	(56,588,223)	49,580,387	(41,725,118)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	25,193,849	(63,196,306)	7,458,113	18,240,304
Net increase (decrease) in net assets resulting from operations	(14,694,822)	(119,958,933)	57,113,637	(23,765,824)
Distributions to shareholders:
Net investment income	(99,900)	—	—	—
Net realized gains	—	—	—	(2,333,092)
Total distributions	(99,900)	—	—	(2,333,092)
Capital share transactions:
Proceeds from shares sold	194,440,403	570,201,713	122,331,733	496,936,498
Cost of shares redeemed	(214,550,933)	(434,501,560)	(184,156,067)	(400,222,640)
Transaction fees (Note 4)	64,360	130,351	38,744	84,312
Net increase (decrease) in net assets resulting from capital transactions	(20,046,170)	135,830,504	(61,785,590)	96,798,170
Total increase (decrease) in net assets	(34,840,892)	15,871,571	(4,671,953)	70,699,254
Net assets:
Beginning of year/period	98,361,329	82,489,758	129,722,900	59,023,646
End of year/period	$63,520,437	$98,361,329	$125,050,947	$129,722,900
Accumulated net investment loss at end of year/period	$(12,186)	$(75,119)	$(135,101)	$(210,238)
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,950,000	300,000	5,309,476	1,709,476
Shares sold	5,345,000	6,530,000	5,200,000	19,050,000
Shares repurchased	(5,510,464)	(4,880,000)	(6,650,000)	(15,450,000)
Shares outstanding, end of year/period	1,784,536	1,950,000	3,859,476	5,309,476

1  Effective March 29, 2018, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares		Direxion Daily Semiconductor Bull 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$79,716	$(96,308)	$1,666,537	$(50,831)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(105,848)	6,106,214	62,064,273	164,816,591
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(15,912,122)	(8,143,581)	(218,261,877)	162,834,265
Net increase (decrease) in net assets resulting from operations	(15,938,254)	(2,133,675)	(154,531,067)	327,600,025
Distributions to shareholders:
Net investment income	(40,414)	—	(555,864)	—
Net realized gains	—	—	—	(6,634,619)
Total distributions	(40,414)	—	(555,864)	(6,634,619)
Capital share transactions:
Proceeds from shares sold	207,454,084	150,524,030	685,285,324	732,271,412
Cost of shares redeemed	(141,682,290)	(145,264,404)	(294,083,189)	(640,155,588)
Transaction fees (Note 4)	42,505	43,579	61,134	174,069
Net increase in net assets resulting from capital transactions	65,814,299	5,303,205	391,263,269	92,289,893
Total increase in net assets	49,835,631	3,169,530	236,176,338	413,255,299
Net assets:
Beginning of year/period	30,119,370	26,949,840	525,404,506	112,149,207
End of year/period	$79,955,001	$30,119,370	$761,580,844	$525,404,506
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(22,912)	$(62,214)	$1,110,673	$—
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,829,803	1,079,803	3,550,004	2,450,004
Shares sold	18,650,000	8,700,000	4,550,000	7,900,000
Shares repurchased	(10,950,000)	(7,950,000)	(1,850,000)	(6,800,000)
Shares outstanding, end of year/period	9,529,803	1,829,803	6,250,004	3,550,004

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Semiconductor Bear 3X Shares		Direxion Daily Technology Bull 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$102,909	$(68,699)	$772,699	$22,217
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(13,045,726)	(56,833,153)	88,394,618	125,489,659
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	13,193,712	(1,294,842)	(71,607,039)	108,103,880
Net increase (decrease) in net assets resulting from operations	250,895	(58,196,694)	17,560,278	233,615,756
Distributions to shareholders:
Net investment income	(62,943)	—	(508,735)	—
Total distributions	(62,943)	—	(508,735)	—
Capital share transactions:
Proceeds from shares sold	60,229,622	90,699,396	185,841,892	439,065,962
Cost of shares redeemed	(57,942,902)	(35,058,675)	(62,853,508)	(393,522,387)
Transaction fees (Note 4)	17,383	11,013	18,300	113,595
Net increase in net assets resulting from capital transactions	2,304,103	55,651,734	123,006,684	45,657,170
Total increase (decrease) in net assets	2,492,055	(2,544,960)	140,058,227	279,272,926
Net assets:
Beginning of year/period	48,915,209	51,460,169	452,000,669	172,727,743
End of year/period	$51,407,264	$48,915,209	$592,058,896	$452,000,669
Undistributed (Accumulated) net investment income (loss) at end of year/period	$9,299	$(30,667)	$263,964	$—
Changes in shares outstanding
Shares outstanding, beginning of year/period	3,009,767	669,950	4,200,000	3,650,000
Shares sold	4,900,000	3,320,000	1,550,000	5,500,000
Shares repurchased	(4,250,000)	(980,183)	(500,000)	(4,950,000)
Shares outstanding, end of year/period	3,659,767	3,009,767	5,250,000	4,200,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Technology Bear 3X Shares[1]		Direxion Daily Transportation Bull 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	For the Period May 3, 2017[2] through October 31, 2017
Operations:
Net investment income (loss)	$43,539	$(35,608)	$15,706	$1,812
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(7,567,413)	(17,211,272)	811,000	422,830
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	4,343,636	662,051	(576,790)	19,859
Net increase (decrease) in net assets resulting from operations	(3,180,238)	(16,584,829)	249,916	444,501
Distributions to shareholders:
Net investment income	(24,917)	—	(20,822)	—
Net realized gains	—	—	(440,205)	—
Total distributions	(24,917)	—	(461,027)	—
Capital share transactions:
Proceeds from shares sold	20,959,776	17,561,324	8,453,085	2,500,025
Cost of shares redeemed	(9,041,326)	(3,156,120)	(1,953,649)	—
Transaction fees (Note 4)	2,710	946	391	—
Net increase in net assets resulting from capital transactions	11,921,160	14,406,150	6,499,827	2,500,025
Total increase (decrease) in net assets	8,716,005	(2,178,679)	6,288,716	2,944,526
Net assets:
Beginning of year/period	17,418,944	19,597,623	2,944,526	—
End of year/period	$26,134,949	$17,418,944	$9,233,242	$2,944,526
Undistributed (Accumulated) net investment income (loss) at end of year/period	$2,567	$(16,055)	$888	$6,004
Changes in shares outstanding
Shares outstanding, beginning of year/period	473,548	203,548	100,001	—
Shares sold	710,000	320,000	250,000	100,001
Shares repurchased	(280,257)	(50,000)	(50,000)	—
Shares outstanding, end of year/period	903,291	473,548	300,001	100,001

1  Effective March 29, 2018, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 stock split.

2  Commencement of investment operations.
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Utilities Bull 3X Shares		Direxion Daily 7-10 Year Treasury Bull 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	For the Period May 3, 2017[1] through October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$59,141	$14,420	$19,393	$(2,726)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(714,620)	217,923	(500,133)	(444,216)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(154,738)	318,274	(446,785)	(425,767)
Net increase (decrease) in net assets resulting from operations	(810,217)	550,617	(927,525)	(872,709)
Distributions to shareholders:
Net investment income	(63,771)	—	(15,036)	—
Net realized gains	—	—	—	(284,233)
Total distributions	(63,771)	—	(15,036)	(284,233)
Capital share transactions:
Proceeds from shares sold	16,620,105	5,321,225	—	4,530,238
Cost of shares redeemed	(13,837,939)	(2,759,970)	(1,982,880)	(2,210,682)
Transaction fees (Note 4)	2,891	828	595	663
Net increase (decrease) in net assets resulting from capital transactions	2,785,057	2,562,083	(1,982,285)	2,320,219
Total increase (decrease) in net assets	1,911,069	3,112,700	(2,924,846)	1,163,277
Net assets:
Beginning of year/period	3,112,700	—	8,850,979	7,687,702
End of year/period	$5,023,769	$3,112,700	$5,926,133	$8,850,979
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(4,630)	$—	$4,357	$—
Changes in shares outstanding
Shares outstanding, beginning of year/period	100,001	—	200,000	150,000
Shares sold	700,000	200,001	—	100,000
Shares repurchased	(600,000)	(100,000)	(50,000)	(50,000)
Shares outstanding, end of year/period	200,001	100,001	150,000	200,000

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 7-10 Year Treasury Bear 3X Shares		Direxion Daily 20+ Year Treasury Bull 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$27,234	$(95,965)	$520,911	$304,527
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	1,818,891	(2,761,342)	(7,824,230)	(12,368,585)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	523,959	3,463,104	(4,551,061)	6,262,367
Net increase (decrease) in net assets resulting from operations	2,370,084	605,797	(11,854,380)	(5,801,691)
Distributions to shareholders:
Net investment income	—	—	(441,240)	(86,292)
Total distributions	—	—	(441,240)	(86,292)
Capital share transactions:
Proceeds from shares sold	—	3,758,071	123,753,813	195,030,356
Cost of shares redeemed	(7,119,848)	(2,252,083)	(96,188,153)	(166,232,819)
Transaction fees (Note 4)	2,136	676	21,103	40,980
Net increase (decrease) in net assets resulting from capital transactions	(7,117,712)	1,506,664	27,586,763	28,838,517
Total increase (decrease) in net assets	(4,747,628)	2,112,461	15,291,143	22,950,534
Net assets:
Beginning of year/period	28,724,303	26,611,842	90,347,028	67,396,494
End of year/period	$23,976,675	$28,724,303	$105,638,171	$90,347,028
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(35,254)	$(62,488)	$297,906	$218,235
Changes in shares outstanding
Shares outstanding, beginning of year/period	2,050,000	1,950,000	4,350,000	2,800,000
Shares sold	—	250,000	6,400,000	9,800,000
Shares repurchased	(500,000)	(150,000)	(4,950,000)	(8,250,000)
Shares outstanding, end of year/period	1,550,000	2,050,000	5,800,000	4,350,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury Bear 3X Shares		Direxion Daily Emerging Markets Bond Bull 3X Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	For the Period August 17, 2017[1] through October 31, 2017
Operations:
Net investment income (loss)	$562,998	$(1,309,311)	$17,703	$7,200
Net realized gain (loss) on investment securities and swap contracts	(12,077,910)	42,871,787	(114,664)	11,127
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	42,813,525	(33,049,691)	(124,177)	72,515
Net increase (decrease) in net assets resulting from operations	31,298,613	8,512,785	(221,138)	90,842
Distributions to shareholders:
Net investment income	—	—	(15,354)	—
Net realized gains	—	—	(11,204)	—
Total distributions	—	—	(26,558)	—
Capital share transactions:
Proceeds from shares sold	143,941,060	234,576,873	2,541,646	2,500,025
Cost of shares redeemed	(130,391,940)	(250,718,839)	(3,767,347)	—
Transaction fees (Note 4)	39,117	75,216	1,130	—
Net increase (decrease) in net assets resulting from capital transactions	13,588,237	(16,066,750)	(1,224,571)	2,500,025
Total increase (decrease) in net assets	44,886,850	(7,553,965)	(1,472,267)	2,590,867
Net assets:
Beginning of year/period	371,391,916	378,945,881	2,590,867	—
End of year/period	$416,278,766	$371,391,916	$1,118,600	$2,590,867
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(212,275)	$(775,273)	$9,549	$7,200
Changes in shares outstanding
Shares outstanding, beginning of year/period	19,399,789	20,149,789	100,001	—
Shares sold	7,400,000	11,350,000	100,000	100,001
Shares repurchased	(6,700,000)	(12,100,000)	(150,000)	—
Shares outstanding, end of year/period	20,099,789	19,399,789	50,001	100,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Mid Cap Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$42.92	$0.06	$0.09	$1.09	$1.15	$(0.07)	$(1.17)	$—	$(1.24)	$42.83	2.53%	$59,974	1.07%	1.10%	0.25%	0.95%	0.98%	0.37%	13%
For the Year Ended October 31, 2017	$24.95	(0.06)	(0.03)	18.64	18.58	—	(0.61)	—	(0.61)	$42.92	75.11%	$62,242	1.04%	1.09%	(0.18)%	0.95%	1.00%	(0.09)%	130%
For the Year Ended October 31, 2016	$23.15	(0.18)	(0.17)	1.98	1.80	—	—	—	—	$24.95	7.78%	$46,170	0.99%	1.06%	(0.78)%	0.95%	1.02%	(0.74)%	171%
For the Year Ended October 31, 2015	$22.86	(0.22)	(0.22)	0.51	0.29	—	—	—	—	$23.15	1.27%	$69,466	0.96%	0.99%	(0.88)%	0.95%	0.98%	(0.87)%	103%
For the Year Ended October 31, 2014	$18.48	(0.19)	(0.19)	5.35	5.16	—	(0.78)	—	(0.78)	$22.86	29.26%	$91,439	0.98%	1.04%	(0.93)%	0.95%	1.01%	(0.89)%	0%
For the Year Ended October 31, 2013	$8.44	(0.11)	(0.11)	10.15	10.04	—	—	—	—	$18.48	118.83%	$51,730	0.99%	1.11%	(0.87)%	0.95%	1.07%	(0.83)%	100%
Direxion Daily Mid Cap Bear 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$15.17	0.02	0.02	(1.79)	(1.77)	(0.02)	—	—	(0.02)	$13.38	(11.69)%	$3,537	0.96%	1.44%	0.31%	0.95%	1.43%	0.32%	0%
For the Year Ended October 31, 2017	$30.02	(0.06)	(0.06)	(14.79)	(14.85)	—	—	—	—	$15.17	(49.47)%	$6,288	0.96%	1.29%	(0.30)%	0.95%	1.28%	(0.29)%	0%
For the Year Ended October 31, 2016	$42.46	(0.30)	(0.30)	(12.14)	(12.44)	—	—	—	—	$30.02	(29.30)%	$10,941	0.97%	1.23%	(0.80)%	0.95%	1.21%	(0.78)%	0%
For the Year Ended October 31, 2015	$54.12	(0.42)	(0.41)	(11.24)	(11.66)	—	—	—	—	$42.46	(21.54)%	$11,227	0.95%	1.23%	(0.93)%	0.95%	1.23%	(0.93)%	0%
For the Year Ended October 31, 2014	$84.52	(0.64)	(0.64)	(29.76)	(30.40)	—	—	—	—	$54.12	(35.97)%	$8,229	0.95%	1.32%	(0.94)%	0.95%	1.32%	(0.94)%	0%
For the Year Ended October 31, 2013	$230.16	(1.28)	(1.28)	(144.36)	(145.64)	—	—	—	—	$84.52	(63.28)%	$10,736	0.95%	1.32%	(0.94)%	0.95%	1.32%	(0.94)%	0%
Direxion Daily S&P 500® Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$40.86	0.13	0.15	1.94	2.07	(0.12)	(1.60)	—	(1.72)	$41.21	4.83%	$1,121,190	1.00%	1.00%	0.61%	0.94%	0.94%	0.67%	65%
For the Year Ended October 31, 2017	$22.92	0.01	0.03	17.93	17.94	—	—	—	—	$40.86	78.31%	$692,851	1.01%	1.00%	0.03%	0.95%	0.94%	0.09%	99%
For the Year Ended October 31, 2016	$21.92	(0.18)	(0.16)	1.18	1.00	—	—	—	—	$22.92	4.56%	$458,407	1.02%	1.02%	(0.85)%	0.95%	0.95%	(0.78)%	187%
For the Year Ended October 31, 2015	$20.63	(0.20)	(0.20)	1.49	1.29	—	—	—	—	$21.92	6.24%	$574,270	0.97%	0.96%	(0.93)%	0.95%	0.94%	(0.91)%	254%
For the Year Ended October 31, 2014	$13.61	(0.12)	(0.12)	7.14	7.02	—	—	—	—	$20.63	51.53%	$552,931	0.97%	0.98%	(0.71)%	0.95%	0.96%	(0.68)%	110%
For the Year Ended October 31, 2013	$7.08	(0.09)	(0.09)	6.62	6.53	—	—	—	—	$13.61	92.31%	$299,526	0.98%	1.00%	(0.88)%	0.95%	0.97%	(0.85)%	217%
Direxion Daily S&P 500® Bear 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$33.94	0.05	0.05	(5.04)	(4.99)	(0.03)	—	—	(0.03)	$28.92	(14.70)%	$287,903	0.94%	0.95%	0.35%	0.94%	0.95%	0.35%	1%
For the Year Ended October 31, 2017	$64.65	(0.13)	(0.13)	(30.58)	(30.71)	—	—	—	—	$33.94	(47.50)%	$381,925	0.93%	0.96%	(0.28)%	0.93%	0.96%	(0.28)%	7%
For the Year Ended October 31, 2016	$83.45	(0.55)	(0.55)	(18.25)	(18.80)	—	—	—	—	$64.65	(22.53)%	$562,025	0.95%	0.97%	(0.78)%	0.94%	0.96%	(0.77)%	0%
For the Year Ended October 31, 2015	$112.65	(0.90)	(0.90)	(28.30)	(29.20)	—	—	—	—	$83.45	(25.92)%	$368,523	0.95%	0.96%	(0.94)%	0.95%	0.96%	(0.94)%	0%
For the Year Ended October 31, 2014	$198.50	(1.35)	(1.35)	(84.50)	(85.85)	—	—	—	—	$112.65	(43.25)%	$204,479	0.95%	0.97%	(0.95)%	0.95%	0.97%	(0.95)%	0%
For the Year Ended October 31, 2013	$451.00	(2.70)	(1.85)	(249.80)	(252.50)	—	—	—	—	$198.50	(55.99)%	$199,514	0.95%	1.29%	(0.95)%	0.65%	0.98%	(0.64)%	0%
Direxion Daily Small Cap Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$66.18	0.06	0.09	2.38	2.44	(0.11)	—	—	(0.11)	$68.51	3.68%	$763,859	1.04%	1.05%	0.16%	0.95%	0.96%	0.25%	30%
For the Year Ended October 31, 2017	$34.41	(0.11)	(0.07)	31.88	31.77	—	—	—	—	$66.18	92.36%	$658,510	1.02%	1.03%	(0.21)%	0.95%	0.96%	(0.14)%	185%
For the Year Ended October 31, 2016	$34.44	(0.24)	(0.23)	0.21	(0.03)	—	—	—	—	$34.41	(0.09)%	$729,433	0.99%	1.01%	(0.78)%	0.95%	0.97%	(0.74)%	0%
For the Year Ended October 31, 2015	$37.88	(0.35)	(0.34)	(2.86)	(3.20)	—	(0.24)	—	(0.24)	$34.44	(8.50)%	$836,739	0.97%	0.98%	(0.88)%	0.95%	0.97%	(0.86)%	4,838%
For the Year Ended October 31, 2014	$33.45	(0.33)	(0.32)	5.36	5.03	—	(0.60)	—	(0.60)	$37.88	15.30%	$1,090,966	0.98%	1.02%	(0.93)%	0.95%	0.99%	(0.90)%	0%
For the Year Ended October 31, 2013	$14.36	(0.19)	(0.18)	19.28	19.09	—	—	—	—	$33.45	132.90%	$732,449	0.99%	1.05%	(0.90)%	0.95%	1.01%	(0.87)%	0%
Direxion Daily Small Cap Bear 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$13.30	0.02	0.02	(1.86)	(1.84)	(0.02)	—	—	(0.02)	$11.44	(13.87)%	$382,936	0.95%	0.97%	0.35%	0.95%	0.97%	0.35%	0%
For the Year Ended October 31, 2017	$30.73	(0.04)	(0.04)	(17.39)	(17.43)	—	—	—	—	$13.30	(56.72)%	$647,079	0.96%	0.98%	(0.24)%	0.95%	0.97%	(0.22)%	0%
For the Year Ended October 31, 2016	$43.77	(0.29)	(0.29)	(12.75)	(13.04)	—	—	—	—	$30.73	(29.79)%	$586,011	0.97%	1.00%	(0.79)%	0.95%	0.98%	(0.77)%	0%
For the Year Ended October 31, 2015	$54.16	(0.42)	(0.42)	(9.97)	(10.39)	—	—	—	—	$43.77	(19.18)%	$504,280	0.95%	0.98%	(0.94)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$82.96	(0.64)	(0.64)	(28.16)	(28.80)	—	—	—	—	$54.16	(34.72)%	$606,361	0.95%	1.02%	(0.95)%	0.95%	1.02%	(0.95)%	0%
For the Year Ended October 31, 2013	$251.52	(1.28)	(1.20)	(167.28)	(168.56)	—	—	—	—	$82.96	(67.02)%	$665,827	0.95%	1.07%	(0.95)%	0.89%	1.01%	(0.89)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily EURO STOXX 50® Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$30.49	$0.03	$0.03	$(1.52)	$(1.49)	$(0.08)	$(2.15)	$—	$(2.23)	$26.77	(4.90)%	$4,016	0.97%	1.57%	0.19%	0.95%	1.55%	0.21%	28%
For the Period July 12, 2017[9] through October 31, 2017	$25.00	0.00[10]	0.00[10]	5.49	5.49	—	—	—	—	$30.49	21.96%	$4,573	0.95%	3.13%	0.04%	0.95%	3.13%	0.04%	70%
Direxion Daily FTSE China Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$32.66	0.30	0.32	0.24	0.54	(0.38)	—	—	(0.38)	$32.82	1.69%	$315,028	1.08%	1.10%	1.63%	0.95%	0.97%	1.76%	62%
For the Year Ended October 31, 2017	$17.25	(0.09)	(0.07)	15.50	15.41	—	—	—	—	$32.66	89.33%	$236,786	1.03%	1.08%	(0.41)%	0.95%	1.00%	(0.33)%	112%
For the Year Ended October 31, 2016	$21.73	(0.10)	(0.10)	(4.38)	(4.48)	—	—	—	—	$17.25	(20.62)%	$150,955	0.99%	1.04%	(0.67)%	0.95%	1.00%	(0.63)%	80%
For the Year Ended October 31, 2015	$31.65	(0.27)	(0.26)	(9.58)	(9.85)	—	(0.07)	—	(0.07)	$21.73	(31.19)%	$159,741	0.97%	1.00%	(0.80)%	0.95%	0.98%	(0.78)%	71%
For the Year Ended October 31, 2014	$30.02	(0.24)	(0.23)	1.87	1.63	—	—	—	—	$31.65	5.43%	$110,784	0.96%	1.03%	(0.88)%	0.95%	1.02%	(0.87)%	103%
For the Year Ended October 31, 2013	$16.45	(0.14)	(0.14)	13.71	13.57	—	—	—	—	$30.02	82.49%	$81,066	0.97%	1.05%	(0.72)%	0.95%	1.03%	(0.71)%	36%
Direxion Daily FTSE China Bear 3X Shares[11]
For the Six Months Ended April 30, 2018 (Unaudited)	$65.30	0.11	0.12	(16.09)	(15.98)	(0.05)	—	—	(0.05)	$49.27	(24.46)%	$45,687	0.96%	1.04%	0.44%	0.95%	1.03%	0.45%	0%
For the Year Ended October 31, 2017	$154.50	(0.30)	(0.30)	(88.90)	(89.20)	—	—	—	—	$65.30	(57.73)%	$40,664	0.96%	1.05%	(0.28)%	0.95%	1.04%	(0.27)%	0%
For the Year Ended October 31, 2016	$216.50	(1.80)	(1.70)	(60.20)	(62.00)	—	—	—	—	$154.50	(28.64)%	$67,613	1.01%	1.09%	(0.84)%	0.95%	1.03%	(0.78)%	0%
For the Year Ended October 31, 2015	$360.50	(2.00)	(2.00)	(142.00)	(144.00)	—	—	—	—	$216.50	(39.95)%	$106,669	0.97%	1.05%	(0.95)%	0.95%	1.03%	(0.93)%	0%
For the Year Ended October 31, 2014	$568.50	(4.80)	(4.80)	(203.20)	(208.00)	—	—	—	—	$360.50	(36.59)%	$13,986	0.96%	1.18%	(0.95)%	0.95%	1.18%	(0.94)%	0%
For the Year Ended October 31, 2013	$1,565.00	(10.00)	(9.80)	(986.50)	(996.50)	—	—	—	—	$568.50	(63.67)%	$9,549	0.96%	1.39%	(0.95)%	0.95%	1.38%	(0.94)%	0%
Direxion Daily FTSE Europe Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$36.99	0.13	0.15	0.46	0.59	(0.14)	—	—	(0.14)	$37.44	1.61%	$63,650	1.02%	1.00%	0.72%	0.95%	0.93%	0.79%	27%
For the Year Ended October 31, 2017	$18.88	0.22	0.25	17.89	18.11	—	—	—	—	$36.99	95.92%	$64,737	1.03%	1.06%	0.78%	0.95%	0.98%	0.86%	0%
For the Year Ended October 31, 2016	$27.78	(0.15)	(0.15)	(8.75)	(8.90)	—	—	—	—	$18.88	(32.04)%	$26,433	0.97%	1.04%	(0.69)%	0.95%	1.02%	(0.67)%	210%
For the Year Ended October 31, 2015	$32.10	(0.10)	(0.10)	(4.17)	(4.27)	(0.05)	—	—	(0.05)	$27.78	(13.33)%	$51,389	0.95%	0.96%	(0.31)%	0.95%	0.96%	(0.31)%	0%
For the Period January 22, 2014[9] through October 31, 2014	$40.00	0.27	0.27	(7.99)	(7.72)	(0.18)	—	—	(0.18)	$32.10	(19.35)%	$9,631	0.95%	1.74%	0.91%	0.95%	1.74%	0.91%	0%
Direxion Daily Latin America Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$31.54	0.05	0.07	5.34	5.39	(0.07)	—	—	(0.07)	$36.86	17.07%	$19,135	1.06%	1.22%	0.26%	0.95%	1.11%	0.37%	3%
For the Year Ended October 31, 2017	$28.79	(0.08)	(0.04)	2.83	2.75	—	—	—	—	$31.54	9.55%	$14,796	1.12%	1.35%	(0.30)%	0.95%	1.18%	(0.13)%	58%
For the Year Ended October 31, 2016	$16.48	(0.16)	(0.14)	12.47	12.31	—	—	—	—	$28.79	74.70%	$17,823	1.06%	1.36%	(0.87)%	0.95%	1.25%	(0.76)%	101%
For the Year Ended October 31, 2015	$74.16	(0.30)	(0.30)	(57.38)	(57.68)	—	—	—	—	$16.48	(77.78)%	$10,216	0.96%	1.15%	(0.87)%	0.95%	1.14%	(0.86)%	0%
For the Year Ended October 31, 2014	$104.32	(0.48)	(0.44)	(29.68)	(30.16)	—	—	—	—	$74.16	(28.91)%	$21,879	0.96%	1.18%	(0.54)%	0.95%	1.17%	(0.52)%	64%
For the Year Ended October 31, 2013	$130.92	(0.60)	(0.60)	(25.68)	(26.28)	—	—	(0.32)	(0.32)	$104.32	(20.13)%	$24,254	0.96%	1.18%	(0.51)%	0.95%	1.17%	(0.50)%	124%
Direxion Daily MSCI Brazil Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$40.29	0.19	0.25	1.96	2.15	(0.30)	—	—	(0.30)	$42.14	5.44%	$145,525	1.20%	1.19%	0.87%	0.95%	0.94%	1.12%	11%
For the Year Ended October 31, 2017	$47.45	(0.03)	0.04	(7.13)	(7.16)	—	—	—	—	$40.29	(15.09)%	$153,270	1.13%	1.15%	(0.08)%	0.95%	0.97%	0.10%	42%
For the Year Ended October 31, 2016	$16.48	(0.15)	(0.12)	31.12	30.97	—	—	—	—	$47.45	187.92%	$78,470	1.10%	1.17%	(0.77)%	0.95%	1.02%	(0.62)%	164%
For the Year Ended October 31, 2015	$151.00	(0.40)	(0.40)	(134.12)	(134.52)	—	—	—	—	$16.48	(89.09)%	$41,284	0.95%	1.04%	(0.92)%	0.95%	1.04%	(0.92)%	56%
For the Year Ended October 31, 2014	$284.30	(0.70)	(0.70)	(132.60)	(133.30)	—	—	—	—	$151.00	(46.89)%	$40,761	0.97%	1.38%	(0.35)%	0.95%	1.36%	(0.33)%	229%
For the Period April 10, 2013[9] through October 31, 2013	$400.00	(0.40)	(0.40)	114.90	115.30	—	—	(0.40)	(0.40)	$284.30	(28.81)%	$5,685	0.95%	3.22%	(0.26)%	0.95%	3.22%	(0.26)%	50%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily MSCI Developed Markets Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$79.38	$0.23	$0.26	$1.99	$2.22	$(0.63)	$(0.34)	$—	$(0.97)	$80.63	2.80%	$32,251	1.04%	1.19%	0.55%	0.95%	1.10%	0.64%	0%
For the Year Ended October 31, 2017	$44.52	0.17	0.21	34.69	34.86	—	—	—	—	$79.38	78.30%	$31,750	1.02%	1.27%	0.28%	0.95%	1.20%	0.35%	87%
For the Year Ended October 31, 2016	$55.47	(0.05)	(0.04)	(10.90)	(10.95)	—	—	—	—	$44.52	(19.74)%	$17,806	0.96%	1.22%	(0.11)%	0.95%	1.21%	(0.10)%	188%
For the Year Ended October 31, 2015	$65.42	(0.46)	(0.44)	(9.49)	(9.95)	—	—	—	—	$55.47	(15.21)%	$33,284	0.98%	1.12%	(0.72)%	0.95%	1.10%	(0.69)%	276%
For the Year Ended October 31, 2014	$69.40	(0.54)	(0.53)	(3.44)	(3.98)	—	—	—	—	$65.42	(5.73)%	$35,982	0.97%	1.06%	(0.75)%	0.95%	1.05%	(0.73)%	32%
For the Year Ended October 31, 2013	$36.93	(0.44)	(0.43)	32.98	32.54	(0.07)	—	—	(0.07)	$69.40	88.23%	$52,047	0.97%	1.25%	(0.84)%	0.95%	1.24%	(0.82)%	161%
Direxion Daily MSCI Developed Markets Bear 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$13.08	0.02	0.02	(1.33)	(1.31)	(0.01)	—	—	(0.01)	$11.76	(10.01)%	$3,352	0.95%	3.30%	0.36%	0.95%	3.30%	0.36%	0%
For the Year Ended October 31, 2017	$25.28	(0.07)	(0.06)	(12.13)	(12.20)	—	—	—	—	$13.08	(48.26)%	$3,728	0.97%	2.28%	(0.35)%	0.95%	2.26%	(0.33)%	0%
For the Year Ended October 31, 2016	$28.83	(0.25)	(0.24)	(3.30)	(3.55)	—	—	—	—	$25.28	(12.31)%	$8,468	0.99%	1.79%	(0.84)%	0.95%	1.75%	(0.80)%	0%
For the Year Ended October 31, 2015	$32.48	(0.29)	(0.29)	(3.36)	(3.65)	—	—	—	—	$28.83	(11.24)%	$11,097	0.96%	1.83%	(0.95)%	0.95%	1.82%	(0.94)%	0%
For the Year Ended October 31, 2014	$36.33	(0.31)	(0.31)	(3.54)	(3.85)	—	—	—	—	$32.48	(10.60)%	$9,255	0.95%	2.09%	(0.95)%	0.95%	2.08%	(0.95)%	0%
For the Year Ended October 31, 2013	$84.68	(0.52)	(0.52)	(47.83)	(48.35)	—	—	—	—	$36.33	(57.10)%	$8,534	0.95%	1.88%	(0.94)%	0.95%	1.88%	(0.94)%	0%
Direxion Daily MSCI Emerging Markets Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$115.85	0.76	0.79	(0.02)	0.74	(0.79)	—	—	(0.79)	$115.80	0.57%	$327,894	1.00%	1.00%	1.19%	0.95%	0.95%	1.24%	53%
For the Year Ended October 31, 2017	$62.59	(0.37)	(0.28)	53.63	53.26	—	—	—	—	$115.85	85.09%	$275,919	1.06%	1.08%	(0.47)%	0.95%	0.97%	(0.36)%	38%
For the Year Ended October 31, 2016	$57.28	(0.42)	(0.40)	5.73	5.31	—	—	—	—	$62.59	9.27%	$195,996	0.99%	1.03%	(0.83)%	0.95%	0.99%	(0.79)%	162%
For the Year Ended October 31, 2015	$110.88	(0.68)	(0.68)	(52.92)	(53.60)	—	—	—	—	$57.28	(48.34)%	$182,247	0.96%	0.95%	(0.78)%	0.95%	0.95%	(0.77)%	226%
For the Year Ended October 31, 2014	$119.48	(0.84)	(0.84)	(7.76)	(8.60)	—	—	—	—	$110.88	(7.20)%	$287,673	0.96%	0.99%	(0.76)%	0.95%	0.98%	(0.75)%	116%
For the Year Ended October 31, 2013	$115.60	(0.64)	(0.60)	4.64	4.00	—	—	(0.12)	(0.12)	$119.48	3.43%	$312,983	0.96%	1.03%	(0.53)%	0.95%	1.01%	(0.51)%	41%
Direxion Daily MSCI Emerging Markets Bear 3X Shares[12]
For the Six Months Ended April 30, 2018 (Unaudited)	$50.55	0.09	0.09	(8.60)	(8.51)	(0.06)	—	—	(0.06)	$41.98	(16.82)%	$69,063	0.95%	0.99%	0.42%	0.95%	0.99%	0.42%	0%
For the Year Ended October 31, 2017	$114.55	(0.20)	(0.20)	(63.80)	(64.00)	—	—	—	—	$50.55	(55.87)%	$84,166	0.96%	1.00%	(0.26)%	0.95%	0.99%	(0.25)%	0%
For the Year Ended October 31, 2016	$202.20	(1.30)	(1.25)	(86.35)	(87.65)	—	—	—	—	$114.55	(43.35)%	$143,830	0.97%	1.02%	(0.79)%	0.95%	1.00%	(0.77)%	0%
For the Year Ended October 31, 2015	$163.65	(1.70)	(1.70)	40.25	38.55	—	—	—	—	$202.20	23.56%	$124,472	0.96%	0.98%	(0.94)%	0.95%	0.97%	(0.93)%	0%
For the Year Ended October 31, 2014	$202.25	(1.75)	(1.75)	(36.85)	(38.60)	—	—	—	—	$163.65	(19.09)%	$86,012	0.95%	1.01%	(0.95)%	0.95%	1.01%	(0.95)%	0%
For the Year Ended October 31, 2013	$294.25	(2.40)	(2.35)	(89.60)	(92.00)	—	—	—	—	$202.25	(31.27)%	$106,297	0.95%	1.08%	(0.95)%	0.95%	1.08%	(0.95)%	0%
Direxion Daily MSCI India Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$95.50	0.05	0.09	(7.77)	(7.72)	(0.32)	—	—	(0.32)	$87.46	(8.12)%	$118,040	1.04%	1.07%	0.11%	0.95%	0.98%	0.20%	38%
For the Year Ended October 31, 2017	$57.82	(0.34)	(0.28)	38.02	37.68	—	—	—	—	$95.50	65.17%	$105,023	1.04%	1.07%	(0.49)%	0.95%	0.98%	(0.40)%	15%
For the Year Ended October 31, 2016	$58.32	(0.30)	(0.29)	(0.20)	(0.50)	—	—	—	—	$57.82	(0.86)%	$75,147	0.97%	1.03%	(0.60)%	0.95%	1.01%	(0.58)%	119%
For the Year Ended October 31, 2015	$101.88	(0.56)	(0.56)	(43.00)	(43.56)	—	—	—	—	$58.32	(42.76)%	$94,040	0.96%	0.98%	(0.69)%	0.95%	0.97%	(0.68)%	355%
For the Year Ended October 31, 2014	$53.56	(0.64)	(0.64)	48.96	48.32	—	—	—	—	$101.88	90.24%	$78,949	0.98%	1.04%	(0.90)%	0.95%	1.02%	(0.87)%	195%
For the Year Ended October 31, 2013	$73.88	(0.48)	(0.48)	(19.80)	(20.28)	—	—	(0.04)	(0.04)	$53.56	(27.45)%	$36,144	0.96%	1.12%	(0.76)%	0.95%	1.11%	(0.75)%	190%
Direxion Daily MSCI Japan Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$71.93	0.06	0.09	4.14	4.20	(0.14)	—	—	(0.14)	$75.99	5.84%	$26,596	1.02%	1.16%	0.16%	0.95%	1.09%	0.23%	0%
For the Year Ended October 31, 2017	$46.28	(0.19)	(0.16)	25.84	25.65	—	—	—	—	$71.93	55.42%	$14,385	1.02%	1.58%	(0.37)%	0.95%	1.51%	(0.30)%	0%
For the Year Ended October 31, 2016	$47.32	(0.20)	(0.20)	(0.84)	(1.04)	—	—	—	—	$46.28	(2.20)%	$11,569	0.96%	1.41%	(0.50)%	0.95%	1.40%	(0.49)%	204%
For the Year Ended October 31, 2015	$48.91	(0.27)	(0.26)	(1.32)	(1.59)	—	—	—	—	$47.32	(3.25)%	$14,196	0.96%	1.30%	(0.53)%	0.95%	1.29%	(0.52)%	17%
For the Year Ended October 31, 2014	$49.65	(0.29)	(0.28)	(0.14)	(0.43)	—	(0.31)	—	(0.31)	$48.91	(0.87)%	$7,337	0.96%	1.69%	(0.63)%	0.95%	1.68%	(0.63)%	0%
For the Period June 26, 2013[9] through October 31, 2013	$40.00	(0.13)	(0.12)	9.78	9.65	—	—	—	—	$49.65	24.13%	$4,965	0.96%	2.94%	(0.76)%	0.95%	2.93%	(0.75)%	0%
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily MSCI Mexico Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$21.83	$(0.04)	$(0.04)	$0.36	$0.32	$(0.06)	$—	$—	$(0.06)	$22.09	1.46%	$16,565	0.95%	1.13%	(0.32)%	0.95%	1.13%	(0.32)%	0%
For the Period May 3, 2017[9] through October 31, 2017	$25.00	0.04	0.04	(3.21)	(3.17)	—	—	—	—	$21.83	(12.68)%	$3,274	0.96%	2.74%	0.30%	0.95%	2.73%	0.29%	647%
Direxion Daily MSCI South Korea Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$60.22	0.53	0.56	(0.12)	0.41	(0.60)	(1.84)	—	(2.44)	$58.19	0.65%	$20,366	1.08%	1.21%	1.78%	0.95%	1.08%	1.91%	43%
For the Year Ended October 31, 2017	$26.57	(0.21)	(0.21)	33.86	33.65	—	—	—	—	$60.22	126.65%	$12,044	0.97%	1.35%	(0.53)%	0.95%	1.33%	(0.51)%	88%
For the Year Ended October 31, 2016	$28.24	(0.21)	(0.21)	(1.46)	(1.67)	—	—	—	—	$26.57	(5.91)%	$3,985	0.97%	1.67%	(0.87)%	0.95%	1.65%	(0.85)%	266%
For the Year Ended October 31, 2015	$38.87	(0.30)	(0.30)	(10.33)	(10.63)	—	—	—	—	$28.24	(27.35)%	$4,235	0.96%	1.76%	(0.95)%	0.95%	1.75%	(0.94)%	45%
For the Year Ended October 31, 2014	$54.54	(0.34)	(0.33)	(14.20)	(14.54)	—	(1.13)	—	(1.13)	$38.87	(27.06)%	$1,943	0.97%	2.92%	(0.69)%	0.95%	2.90%	(0.66)%	0%
For the Period April 10, 2013[9] through October 31, 2013	$40.00	(0.23)	(0.23)	14.77	14.54	—	—	—	—	$54.54	36.35%	$2,727	0.95%	4.72%	(0.95)%	0.95%	4.72%	(0.95)%	0%
Direxion Daily Russia Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$48.86	1.11	1.15	(6.23)	(5.12)	(1.21)	—	—	(1.21)	$42.53	(10.97)%	$166,614	1.07%	1.07%	4.08%	0.90%	0.90%	4.25%	35%
For the Year Ended October 31, 2017	$33.69	(0.32)	(0.25)	15.49	15.17	—	—	—	—	$48.86	45.03%	$142,583	1.11%	1.07%	(0.74)%	0.94%	0.90%	(0.57)%	65%
For the Year Ended October 31, 2016	$31.84	(0.25)	(0.22)	2.10	1.85	—	—	—	—	$33.69	5.81%	$160,631	1.06%	1.04%	(0.91)%	0.95%	0.93%	(0.80)%	179%
For the Year Ended October 31, 2015	$126.96	(0.42)	(0.42)	(94.66)	(95.08)	—	(0.04)	—	(0.04)	$31.84	(74.90)%	$197,193	0.97%	0.96%	(0.96)%	0.95%	0.94%	(0.94)%	299%
For the Year Ended October 31, 2014	$361.08	(1.68)	(1.66)	(232.44)	(234.12)	—	—	—	—	$126.96	(64.84)%	$172,460	0.96%	1.01%	(0.96)%	0.95%	1.00%	(0.95)%	72%
For the Year Ended October 31, 2013	$336.36	(3.12)	(3.00)	27.84	24.72	—	—	—	—	$361.08	7.35%	$22,561	0.98%	1.27%	(0.96)%	0.95%	1.24%	(0.93)%	267%
Direxion Daily Russia Bear 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$24.55	0.05	0.05	(4.53)	(4.48)	(0.03)	—	—	(0.03)	$20.04	(18.24)%	$22,939	0.97%	1.03%	0.48%	0.95%	1.01%	0.50%	0%
For the Year Ended October 31, 2017	$51.85	(0.09)	(0.08)	(27.21)	(27.30)	—	—	—	—	$24.55	(52.65)%	$31,782	0.98%	1.03%	(0.27)%	0.95%	1.00%	(0.24)%	0%
For the Year Ended October 31, 2016	$158.00	(0.65)	(0.60)	(105.50)	(106.15)	—	—	—	—	$51.85	(67.18)%	$54,709	0.98%	1.02%	(0.79)%	0.95%	0.99%	(0.76)%	0%
For the Year Ended October 31, 2015	$296.20	(2.00)	(2.00)	(136.20)	(138.20)	—	—	—	—	$158.00	(46.66)%	$41,856	0.96%	0.99%	(0.95)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$242.80	(2.60)	(2.60)	56.00	53.40	—	—	—	—	$296.20	21.99%	$16,286	0.95%	1.14%	(0.95)%	0.95%	1.14%	(0.95)%	0%
For the Year Ended October 31, 2013	$415.60	(3.20)	(3.20)	(169.60)	(172.80)	—	—	—	—	$242.80	(41.58)%	$9,103	0.96%	1.34%	(0.96)%	0.95%	1.33%	(0.95)%	0%
Direxion Daily Aerospace & Defense Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$40.03	0.05	0.07	5.67	5.72	(0.02)	(0.63)	—	(0.65)	$45.10	14.39%	$83,438	1.03%	1.03%	0.20%	0.95%	0.95%	0.28%	17%
For the Period May 3, 2017[9] through October 31, 2017	$25.00	0.07	0.07	14.96	15.03	—	—	—	—	$40.03	60.12%	$42,032	0.98%	1.34%	0.39%	0.95%	1.31%	0.42%	7%
Direxion Daily Energy Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$29.16	0.19	0.20	6.34	6.53	(0.21)	—	—	(0.21)	$35.48	22.51%	$454,108	1.04%	1.04%	1.20%	0.95%	0.95%	1.29%	29%
For the Year Ended October 31, 2017	$30.40	0.27	0.29	(1.43)	(1.16)	(0.08)	—	—	(0.08)	$29.16	(3.77)%	$481,130	1.00%	1.00%	0.90%	0.95%	0.95%	0.95%	59%
For the Year Ended October 31, 2016	$34.46	(0.08)	(0.06)	(3.98)	(4.06)	—	—	—	—	$30.40	(11.78)%	$452,886	1.01%	1.02%	(0.30)%	0.95%	0.96%	(0.24)%	82%
For the Year Ended October 31, 2015	$84.21	(0.17)	(0.17)	(49.58)	(49.75)	—	—	—	—	$34.46	(59.08)%	$489,320	0.96%	0.96%	(0.36)%	0.95%	0.95%	(0.35)%	70%
For the Year Ended October 31, 2014	$83.24	(0.86)	(0.80)	1.83	0.97	—	—	—	—	$84.21	1.17%	$235,801	1.02%	1.04%	(0.90)%	0.95%	0.97%	(0.83)%	0%
For the Year Ended October 31, 2013	$49.69	(0.53)	(0.50)	34.08	33.55	—	—	—	—	$83.24	67.52%	$141,510	1.00%	1.02%	(0.88)%	0.95%	0.97%	(0.82)%	196%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Energy Bear 3X Shares[12]
For the Six Months Ended April 30, 2018 (Unaudited)	$55.85	$0.09	$0.09	$(18.01)	$(17.92)	$(0.09)	$—	$—	$(0.09)	$37.84	(32.13)%	$41,893	0.97%	1.02%	0.37%	0.95%	1.00%	0.39%	0%
For the Year Ended October 31, 2017	$67.00	(0.20)	(0.15)	(10.95)	(11.15)	—	—	—	—	$55.85	(16.64)%	$53,454	0.96%	1.04%	(0.31)%	0.95%	1.03%	(0.30)%	0%
For the Year Ended October 31, 2016	$114.50	(0.80)	(0.70)	(46.70)	(47.50)	—	—	—	—	$67.00	(41.48)%	$68,147	1.03%	1.09%	(0.86)%	0.95%	1.01%	(0.78)%	0%
For the Year Ended October 31, 2015	$86.65	(1.05)	(1.00)	28.90	27.85	—	—	—	—	$114.50	32.14%	$67,250	0.97%	1.00%	(0.96)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$111.50	(0.85)	(0.85)	(24.00)	(24.85)	—	—	—	—	$86.65	(22.29)%	$48,315	0.95%	1.05%	(0.95)%	0.95%	1.05%	(0.95)%	0%
For the Year Ended October 31, 2013	$241.50	(1.55)	(0.80)	(128.45)	(130.00)	—	—	—	—	$111.50	(53.83)%	$64,392	0.95%	1.45%	(0.95)%	0.50%	1.00%	(0.50)%	0%
Direxion Daily Financial Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$60.31	1.85	1.88	1.47	3.32	(0.20)	—	—	(0.20)	$63.43	5.48%	$1,944,163	1.02%	1.03%	5.54%	0.93%	0.94%	5.63%	39%
For the Year Ended October 31, 2017	$29.34	0.11	0.15	30.86	30.97	—	—	—	—	$60.31	105.56%	$1,538,012	1.03%	1.02%	0.24%	0.95%	0.94%	0.32%	4%
For the Year Ended October 31, 2016	$30.21	(0.03)	(0.02)	(0.84)	(0.87)	—	—	—	—	$29.34	(2.88)%	$1,034,205	0.98%	0.99%	(0.12)%	0.95%	0.96%	(0.09)%	14%
For the Year Ended October 31, 2015	$28.51	(0.21)	(0.20)	1.91	1.70	—	—	—	—	$30.21	5.96%	$1,304,920	0.97%	0.96%	(0.67)%	0.95%	0.94%	(0.65)%	6%
For the Year Ended October 31, 2014	$18.96	(0.19)	(0.18)	9.74	9.55	—	—	—	—	$28.51	50.41%	$1,262,984	0.99%	1.00%	(0.80)%	0.95%	0.96%	(0.76)%	118%
For the Year Ended October 31, 2013	$9.08	(0.11)	(0.11)	9.99	9.88	—	—	—	—	$18.96	108.70%	$1,014,045	1.00%	1.02%	(0.81)%	0.95%	0.97%	(0.76)%	5%
Direxion Daily Financial Bear 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$13.46	0.02	0.02	(2.20)	(2.18)	(0.01)	—	—	(0.01)	$11.27	(16.15)%	$142,426	0.95%	0.96%	0.40%	0.95%	0.96%	0.40%	0%
For the Year Ended October 31, 2017	$31.39	(0.05)	(0.05)	(17.88)	(17.93)	—	—	—	—	$13.46	(57.12)%	$178,750	0.95%	1.00%	(0.26)%	0.95%	1.00%	(0.26)%	0%
For the Year Ended October 31, 2016	$41.86	(0.30)	(0.30)	(10.17)	(10.47)	—	—	—	—	$31.39	(25.01)%	$313,292	0.96%	0.99%	(0.77)%	0.95%	0.98%	(0.76)%	0%
For the Year Ended October 31, 2015	$58.32	(0.45)	(0.45)	(16.01)	(16.46)	—	—	—	—	$41.86	(28.22)%	$311,119	0.95%	0.98%	(0.94)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$105.40	(0.76)	(0.76)	(46.32)	(47.08)	—	—	—	—	$58.32	(44.67)%	$283,539	0.95%	1.01%	(0.95)%	0.95%	1.01%	(0.95)%	0%
For the Year Ended October 31, 2013	$277.28	(1.44)	(1.24)	(170.44)	(171.88)	—	—	—	—	$105.40	(61.99)%	$608,756	0.95%	1.11%	(0.95)%	0.81%	0.97%	(0.81)%	0%
Direxion Daily Gold Miners Index Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$29.03	0.09	0.09	(3.94)	(3.85)	(0.06)	—	—	(0.06)	$25.12	(13.22)%	$1,181,506	0.94%	0.94%	0.62%	0.90%	0.90%	0.66%	23%
For the Year Ended October 31, 2017	$56.28	(0.14)	(0.13)	(27.11)	(27.25)	—	—	—	—	$29.03	(48.42)%	$1,337,695	0.93%	0.93%	(0.39)%	0.90%	0.90%	(0.36)%	234%
For the Year Ended October 31, 2016	$27.60	(0.44)	(0.40)	29.12	28.68	—	—	—	—	$56.28	103.91%	$1,582,218	0.99%	0.99%	(0.84)%	0.90%	0.90%	(0.75)%	258%
For the Year Ended October 31, 2015	$88.24	(0.56)	(0.56)	(60.08)	(60.64)	—	—	—	—	$27.60	(68.72)%	$610,269	0.95%	0.95%	(0.94)%	0.94%	0.94%	(0.93)%	633%
For the Year Ended October 31, 2014	$385.92	(2.24)	(2.24)	(295.44)	(297.68)	—	—	—	—	$88.24	(77.14)%	$552,267	0.96%	0.95%	(0.81)%	0.95%	0.94%	(0.80)%	435%
For the Year Ended October 31, 2013	$6,608.00	(3.12)	(3.04)	(6,218.96)	(6,222.08)	—	—	—	—	$385.92	(94.16)%	$647,626	0.96%	0.94%	(0.90)%	0.95%	0.93%	(0.89)%	0%
Direxion Daily Gold Miners Index Bear 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$27.34	0.03	0.04	(2.88)	(2.85)	(0.03)	—	—	(0.03)	$24.46	(10.44)%	$278,058	1.00%	1.00%	0.27%	0.92%	0.92%	0.35%	0%
For the Year Ended October 31, 2017	$38.22	(0.09)	(0.07)	(10.79)	(10.88)	—	—	—	—	$27.34	(28.47)%	$383,331	1.01%	0.99%	(0.31)%	0.94%	0.92%	(0.24)%	0%
For the Year Ended October 31, 2016	$799.00	(0.46)	(0.45)	(760.32)	(760.78)	—	—	—	—	$38.22	(95.22)%	$258,711	0.97%	0.97%	(0.76)%	0.95%	0.95%	(0.74)%	0%
For the Year Ended October 31, 2015	$2,326.00	(8.50)	(8.50)	(1,518.50)	(1,527.00)	—	—	—	—	$799.00	(65.65)%	$287,615	0.98%	0.98%	(0.97)%	0.95%	0.95%	(0.94)%	0%
For the Year Ended October 31, 2014	$1,537.50	(11.00)	(10.50)	799.50	788.50	—	—	—	—	$2,326.00	51.28%	$193,040	0.97%	0.97%	(0.96)%	0.95%	0.95%	(0.94)%	0%
For the Year Ended October 31, 2013	$595.00	(14.50)	(14.50)	957.00	942.50	—	—	—	—	$1,537.50	158.51%	$156,835	0.97%	1.00%	(0.96)%	0.95%	0.98%	(0.94)%	0%
Direxion Daily Healthcare Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$44.17	0.09	0.10	(0.36)	(0.27)	(0.07)	(0.02)	—	(0.09)	$43.81	(0.64)%	$164,299	1.01%	1.02%	0.36%	0.95%	0.96%	0.42%	17%
For the Year Ended October 31, 2017	$25.86	(0.01)	0.01	18.32	18.31	—	—	—	—	$44.17	70.80%	$143,567	1.00%	1.02%	(0.02)%	0.95%	0.97%	0.03%	23%
For the Year Ended October 31, 2016	$32.66	(0.22)	(0.21)	(6.58)	(6.80)	—	—	—	—	$25.86	(20.82)%	$164,186	0.99%	1.01%	(0.73)%	0.95%	0.97%	(0.69)%	0%
For the Year Ended October 31, 2015	$29.66	(0.26)	(0.25)	3.26	3.00	—	—	—	—	$32.66	10.11%	$342,892	0.97%	0.97%	(0.73)%	0.95%	0.95%	(0.71)%	32%
For the Year Ended October 31, 2014	$15.02	(0.12)	(0.12)	14.98	14.86	—	(0.22)	—	(0.22)	$29.66	100.25%	$189,820	0.97%	1.01%	(0.57)%	0.95%	0.99%	(0.55)%	46%
For the Year Ended October 31, 2013	$6.65	(0.02)	(0.02)	8.39	8.37	—	—	—	—	$15.02	125.87%	$48,047	0.97%	1.11%	(0.20)%	0.95%	1.10%	(0.18)%	7%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Homebuilders & Supplies Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$71.69	$(0.04)	$(0.01)	$(12.03)	$(12.07)	$—	$(1.15)	$—	$(1.15)	$58.47	(17.32)%	$55,542	1.01%	1.03%	(0.09)%	0.95%	0.97%	(0.03)%	17%
For the Year Ended October 31, 2017	$21.24	(0.17)	(0.14)	50.62	50.45	—	—	—	—	$71.69	237.52%	$39,428	1.02%	1.45%	(0.39)%	0.95%	1.38%	(0.32)%	164%
For the Year Ended October 31, 2016	$29.03	(0.18)	(0.18)	(7.61)	(7.79)	—	—	—	—	$21.24	(26.83)%	$2,124	0.97%	2.28%	(0.70)%	0.95%	2.26%	(0.68)%	41%
For the Period August 19, 2015[9] through October 31, 2015	$40.00	(0.05)	(0.05)	(10.92)	(10.97)	—	—	—	—	$29.03	(27.43)%	$2,903	0.95%	5.31%	(0.84)%	0.95%	5.31%	(0.84)%	0%
Direxion Daily Industrials Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$30.93	0.10	0.12	(0.54)	(0.44)	(0.12)	(0.09)	—	(0.21)	$30.28	(1.53)%	$6,055	1.01%	1.38%	0.58%	0.95%	1.32%	0.64%	0%
For the Period May 3, 2017[9] through October 31, 2017	$25.00	0.05	0.05	5.88	5.93	—	—	—	—	$30.93	23.72%	$3,093	0.95%	3.54%	0.34%	0.95%	3.54%	0.34%	111%
Direxion Daily Junior Gold Miners Index Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$15.13	0.00[10]	0.00[10]	(1.31)	(1.31)	—	—	—	—	$13.82	(8.66)%	$699,592	0.94%	0.94%	0.00%[10]	0.88%	0.88%	0.06%	30%
For the Year Ended October 31, 2017	$48.96	0.08	0.08	(33.82)	(33.74)	(0.09)	—	—	(0.09)	$15.13	(69.00)%	$751,846	0.94%	0.94%	0.33%	0.90%	0.90%	0.37%	245%
For the Year Ended October 31, 2016	$15.96	(0.44)	(0.36)	33.44	33.00	—	—	—	—	$48.96	207.07%	$712,681	1.05%	1.03%	(0.92)%	0.94%	0.92%	(0.81)%	289%
For the Year Ended October 31, 2015	$78.12	(0.36)	(0.36)	(59.56)	(59.92)	—	(2.24)	—	(2.24)	$15.96	(78.75)%	$106,686	0.95%	0.98%	(0.94)%	0.95%	0.98%	(0.94)%	589%
For the Year Ended October 31, 2014	$612.00	(3.36)	(3.36)	(530.52)	(533.88)	—	—	—	—	$78.12	(87.25)%	$168,091	0.96%	0.95%	(0.96)%	0.95%	0.94%	(0.95)%	168%
For the Period October 3, 2013[9] through October 31, 2013	$800.00	(0.60)	(0.60)	(187.40)	(188.00)	—	—	—	—	$612.00	(23.50)%	$4,590	0.95%	8.58%	(0.95)%	0.95%	8.58%	(0.95)%	0%
Direxion Daily Junior Gold Miners Index Bear 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$64.48	0.09	0.10	(12.46)	(12.37)	—	—	—	—	$52.11	(19.18)%	$119,214	1.00%	0.95%	0.31%	0.95%	0.90%	0.36%	0%
For the Year Ended October 31, 2017	$107.44	(0.20)	(0.14)	(42.76)	(42.96)	—	—	—	—	$64.48	(39.99)%	$115,274	1.03%	1.00%	(0.29)%	0.95%	0.92%	(0.21)%	0%
For the Year Ended October 31, 2016	$5,816.00	(1.48)	(1.48)	(5,707.08)	(5,708.56)	—	—	—	—	$107.44	(98.15)%	$82,096	0.97%	1.04%	(0.74)%	0.95%	1.02%	(0.72)%	0%
For the Year Ended October 31, 2015	$27,680.00	(76.00)	(74.00)	(21,028.00)	(21,104.00)	—	(760.00)	—	(760.00)	$5,816.00	(77.88)%	$68,335	0.97%	1.00%	(0.96)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$34,152.00	(112.00)	(112.00)	(6,359.00)	(6,471.00)	(1.00)	—	—	(1.00)	$27,680.00	(18.94)%	$51,893	0.96%	1.05%	(0.95)%	0.95%	1.04%	(0.95)%	0%
For the Period October 3, 2013[9] through October 31, 2013	$32,000.00	(24.00)	(24.00)	2,176.00	2,152.00	—	—	—	—	$34,152.00	6.73%	$4,269	0.95%	9.13%	(0.95)%	0.95%	9.13%	(0.95)%	0%
Direxion Daily MSCI Real Estate Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$21.70	0.26	0.26	(4.18)	(3.92)	(0.21)	—	—	(0.21)	$17.57	(18.28)%	$67,652	0.99%	1.02%	2.78%	0.95%	0.98%	2.82%	116%
For the Year Ended October 31, 2017	$20.09	0.05	0.06	1.56	1.61	—	—	—	—	$21.70	8.01%	$69,453	1.00%	1.05%	0.20%	0.95%	1.00%	0.25%	113%
For the Year Ended October 31, 2016	$18.61	(0.13)	(0.12)	1.61	1.48	—	—	—	—	$20.09	7.98%	$74,331	1.00%	1.04%	(0.62)%	0.95%	0.99%	(0.57)%	199%
For the Year Ended October 31, 2015	$17.76	(0.06)	(0.06)	0.91	0.85	—	—	—	—	$18.61	4.79%	$104,193	0.96%	0.95%	(0.29)%	0.95%	0.94%	(0.28)%	29%
For the Year Ended October 31, 2014	$11.17	(0.10)	(0.10)	6.69	6.59	—	—	—	—	$17.76	58.92%	$99,426	1.00%	1.06%	(0.83)%	0.95%	1.01%	(0.78)%	167%
For the Year Ended October 31, 2013	$8.87	(0.04)	(0.03)	2.34	2.30	0.00[10]	—	—	0.00[10]	$11.17	25.97%	$134,065	1.01%	1.09%	(0.35)%	0.95%	1.04%	(0.29)%	174%
Direxion Daily MSCI Real Estate Bear 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$11.28	0.02	0.02	1.10	1.12	—	—	—	—	$12.40	9.93%	$14,978	1.01%	1.40%	0.25%	0.95%	1.34%	0.31%	0%
For the Year Ended October 31, 2017	$14.28	(0.04)	(0.04)	(2.96)	(3.00)	—	—	—	—	$11.28	(21.01)%	$15,882	0.97%	1.36%	(0.33)%	0.95%	1.34%	(0.31)%	0%
For the Year Ended October 31, 2016	$21.04	(0.11)	(0.11)	(6.65)	(6.76)	—	—	—	—	$14.28	(32.13)%	$22,967	0.95%	1.39%	(0.77)%	0.95%	1.39%	(0.77)%	0%
For the Year Ended October 31, 2015	$29.83	(0.23)	(0.23)	(8.56)	(8.79)	—	—	—	—	$21.04	(29.47)%	$11,745	0.96%	1.51%	(0.94)%	0.95%	1.50%	(0.93)%	0%
For the Year Ended October 31, 2014	$56.50	(0.42)	(0.42)	(26.25)	(26.67)	—	—	—	—	$29.83	(47.20)%	$9,197	0.95%	1.54%	(0.94)%	0.95%	1.54%	(0.94)%	0%
For the Year Ended October 31, 2013	$92.88	(0.65)	(0.64)	(35.73)	(36.38)	—	—	—	—	$56.50	(39.17)%	$17,420	0.97%	1.53%	(0.96)%	0.95%	1.52%	(0.94)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Natural Gas Related Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$22.63	$(0.01)	$0.01	$(1.22)	$(1.23)	$—	$—	$—	$—	$21.40	(5.44)%	$35,475	1.10%	1.15%	(0.09)%	0.95%	1.00%	0.06%	22%
For the Year Ended October 31, 2017	$35.64	(0.10)	(0.09)	(12.91)	(13.01)	—	—	—	—	$22.63	(36.50)%	$53,343	0.99%	1.07%	(0.35)%	0.95%	1.03%	(0.31)%	48%
For the Year Ended October 31, 2016	$194.40	(0.30)	(0.27)	(158.46)	(158.76)	—	—	—	—	$35.64	(81.67)%	$57,293	1.00%	1.13%	(0.74)%	0.95%	1.08%	(0.69)%	839%
For the Year Ended October 31, 2015	$6,425.00	(5.00)	(5.00)	(6,225.60)	(6,230.60)	—	—	—	—	$194.40	(96.97)%	$39,588	0.96%	1.03%	(0.55)%	0.95%	1.02%	(0.54)%	137%
For the Year Ended October 31, 2014	$17,400.00	(125.00)	(115.00)	(10,850.00)	(10,975.00)	—	—	—	—	$6,425.00	(63.07)%	$42,412	0.99%	1.19%	(0.79)%	0.95%	1.15%	(0.75)%	133%
For the Year Ended October 31, 2013	$12,360.00	(90.00)	(90.00)	5,130.00	5,040.00	—	—	—	—	$17,400.00	40.78%	$20,877	0.96%	1.16%	(0.79)%	0.95%	1.15%	(0.78)%	251%
Direxion Daily Natural Gas Related Bear 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$29.09	0.04	0.05	(7.62)	(7.58)	—	—	—	—	$21.51	(26.06)%	$5,913	1.01%	1.42%	0.30%	0.95%	1.36%	0.36%	0%
For the Year Ended October 31, 2017	$33.81	(0.10)	(0.09)	(4.62)	(4.72)	—	—	—	—	$29.09	(13.96)%	$5,087	0.99%	1.74%	(0.34)%	0.95%	1.70%	(0.30)%	0%
For the Period December 3, 2015[9] through October 31, 2016	$160.00	(0.37)	(0.34)	(125.82)	(126.19)	—	—	—	—	$33.81	(78.87)%	$7,602	1.01%	1.70%	(0.82)%	0.95%	1.64%	(0.76)%	0%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
For the Period November 15, 2017[9] through April 30, 2018 (Unaudited)	$25.00	0.02	0.02	(2.75)	(2.73)	(0.01)	—	—	(0.01)	$22.26	(10.92)%	$3,340	0.95%	2.44%	0.14%	0.95%	2.44%	0.14%	88%
Direxion Daily Regional Banks Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$66.98	0.24	0.26	11.76	12.00	(0.22)	—	—	(0.22)	$78.76	17.91%	$51,193	1.02%	1.07%	0.61%	0.95%	1.00%	0.68%	49%
For the Year Ended October 31, 2017	$34.70	0.15	0.16	32.23	32.38	(0.10)	—	—	(0.10)	$66.98	93.38%	$26,794	0.96%	1.07%	0.25%	0.95%	1.06%	0.26%	184%
For the Year Ended October 31, 2016	$35.29	(0.01)	(0.01)	(0.58)	(0.59)	—	—	—	—	$34.70	(1.67)%	$1,735	0.96%	2.67%	(0.05)%	0.95%	2.66%	(0.04)%	24%
For the Period August 19, 2015[9] through October 31, 2015	$40.00	(0.02)	(0.02)	(4.69)	(4.71)	—	—	—	—	$35.29	(11.78)%	$3,529	0.95%	3.78%	(0.35)%	0.95%	3.78%	(0.35)%	15%
Direxion Daily Regional Banks Bear 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$35.39	0.05	0.05	(11.10)	(11.05)	(0.03)	—	—	(0.03)	$24.31	(31.22)%	$2,431	0.95%	1.79%	0.34%	0.95%	1.79%	0.34%	0%
For the Year Ended October 31, 2017	$104.40	(0.05)	(0.05)	(68.96)	(69.01)	—	—	—	—	$35.39	(66.10)%	$3,538	0.95%	2.15%	(0.11)%	0.95%	2.15%	(0.11)%	0%
For the Year Ended October 31, 2016	$193.20	(1.45)	(1.40)	(78.05)	(79.50)	—	(9.30)	—	(9.30)	$104.40	(43.20)%	$1,044	0.98%	3.27%	(0.84)%	0.95%	3.24%	(0.81)%	0%
For the Period August 19, 2015[9] through October 31, 2015	$200.00	(0.45)	(0.45)	(6.35)	(6.80)	—	—	—	—	$193.20	(3.40)%	$3,864	0.96%	2.99%	(0.95)%	0.95%	2.98%	(0.94)%	0%
Direxion Daily Retail Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$24.49	0.12	0.13	9.66	9.78	(0.13)	—	—	(0.13)	$34.14	39.97%	$20,484	1.01%	1.08%	0.71%	0.95%	1.02%	0.77%	65%
For the Year Ended October 31, 2017	$38.62	(0.03)	(0.02)	(13.15)	(13.18)	—	(0.95)	—	(0.95)	$24.49	(35.22)%	$36,728	0.99%	1.09%	(0.10)%	0.95%	1.05%	(0.06)%	659%
For the Year Ended October 31, 2016	$36.58	(0.26)	(0.24)	2.30	2.04	—	—	—	—	$38.62	5.58%	$36,689	0.99%	1.08%	(0.69)%	0.95%	1.04%	(0.65)%	59%
For the Year Ended October 31, 2015	$19.68	(0.04)	(0.04)	16.94	16.90	—	—	—	—	$36.58	85.90%	$58,530	0.98%	1.04%	(0.14)%	0.95%	1.01%	(0.11)%	24%
For the Year Ended October 31, 2014	$17.76	(0.10)	(0.10)	2.02	1.92	—	—	—	—	$19.68	10.80%	$15,741	0.99%	1.27%	(0.54)%	0.95%	1.23%	(0.50)%	2%
For the Year Ended October 31, 2013	$9.11	(0.07)	(0.07)	9.22	9.15	—	(0.50)	—	(0.50)	$17.76	106.43%	$17,760	0.98%	1.38%	(0.59)%	0.95%	1.36%	(0.57)%	25%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares
For the Period April 19, 2018[9] through April 30, 2018 (Unaudited)	$25.00	0.00[10]	0.00[10]	(4.06)	(4.06)	—	—	—	—	$20.94	(16.24)%	$2,094	0.95%	3.12%	0.12%	0.95%	3.12%	0.12%	0%
Direxion Daily S&P Biotech Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$76.45	(0.02)	0.04	(1.81)	(1.83)	—	(0.13)	—	(0.13)	$74.49	(2.39)%	$440,379	1.09%	1.09%	(0.05)%	0.95%	0.95%	0.09%	289%
For the Year Ended October 31, 2017	$28.82	(0.22)	(0.18)	47.85	47.63	—	—	—	—	$76.45	165.27%	$379,297	1.04%	1.04%	(0.45)%	0.95%	0.95%	(0.36)%	642%
For the Year Ended October 31, 2016	$76.92	(0.29)	(0.28)	(47.81)	(48.10)	—	—	—	—	$28.82	(62.53)%	$279,883	0.98%	1.00%	(0.79)%	0.95%	0.97%	(0.76)%	1,619%
For the Period May 28, 2015[9] through October 31, 2015	$160.00	(0.44)	(0.44)	(82.64)	(83.08)	—	—	—	—	$76.92	(51.93)%	$123,058	0.95%	1.05%	(0.93)%	0.95%	1.05%	(0.93)%	0%
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily S&P Biotech Bear 3X Shares[11]
For the Six Months Ended April 30, 2018 (Unaudited)	$50.40	$0.08	$0.10	$(14.85)	$(14.77)	$(0.04)	$—	$—	$(0.04)	$35.59	(29.29)%	$63,520	1.04%	1.08%	0.42%	0.95%	0.99%	0.51%	0%
For the Year Ended October 31, 2017	$275.00	(0.10)	(0.10)	(224.50)	(224.60)	—	—	—	—	$50.40	(81.67)%	$98,361	0.96%	0.99%	(0.17)%	0.95%	0.98%	(0.16)%	0%
For the Year Ended October 31, 2016	$410.80	(2.40)	(2.20)	(133.40)	(135.80)	—	—	—	—	$275.00	(33.06)%	$82,490	1.01%	1.08%	(0.82)%	0.95%	1.02%	(0.76)%	0%
For the Period May 28, 2015[9] through October 31, 2015	$400.00	(1.60)	(1.60)	12.40	10.80	—	—	—	—	$410.80	2.70%	$28,753	0.96%	1.55%	(0.95)%	0.95%	1.54%	(0.94)%	0%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$24.43	0.02	0.02	7.95	7.97	—	—	—	—	$32.40	32.62%	$125,051	1.00%	1.02%	0.12%	0.95%	0.97%	0.17%	53%
For the Year Ended October 31, 2017	$34.53	(0.06)	(0.04)	(8.38)	(8.44)	—	(1.66)	—	(1.66)	$24.43	(27.03)%	$129,723	1.02%	1.04%	(0.24)%	0.95%	0.97%	(0.17)%	350%
For the Year Ended October 31, 2016	$67.45	(0.26)	(0.25)	(32.66)	(32.92)	—	—	—	—	$34.53	(48.81)%	$59,024	0.98%	1.06%	(0.77)%	0.95%	1.03%	(0.74)%	76%
For the Period May 28, 2015[9] through October 31, 2015	$200.00	(0.25)	(0.25)	(132.30)	(132.55)	—	—	—	—	$67.45	(66.28)%	$8,770	0.95%	2.44%	(0.76)%	0.95%	2.44%	(0.76)%	0%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$16.46	0.02	0.02	(8.07)	(8.05)	(0.02)	—	—	(0.02)	$8.39	(48.96)%	$79,955	1.01%	1.06%	0.35%	0.95%	1.00%	0.41%	0%
For the Year Ended October 31, 2017	$24.96	(0.07)	(0.05)	(8.43)	(8.50)	—	—	—	—	$16.46	(34.05)%	$30,119	1.05%	1.18%	(0.38)%	0.95%	1.08%	(0.28)%	0%
For the Year Ended October 31, 2016	$70.96	(0.26)	(0.26)	(45.74)	(46.00)	—	—	—	—	$24.96	(64.83)%	$26,950	0.96%	1.12%	(0.75)%	0.95%	1.11%	(0.74)%	0%
For the Period May 28, 2015[9] through October 31, 2015	$50.00	(0.34)	(0.33)	21.30	20.96	—	—	—	—	$70.96	41.93%	$5,677	0.98%	2.13%	(0.97)%	0.95%	2.10%	(0.94)%	0%
Direxion Daily Semiconductor Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$148.00	0.37	0.47	(26.40)	(26.03)	(0.12)	—	—	(0.12)	$121.85	(17.60)%	$761,581	1.09%	1.06%	0.48%	0.95%	0.92%	0.62%	51%
For the Year Ended October 31, 2017	$45.78	(0.02)	0.08	105.00	104.98	—	(2.76)	—	(2.76)	$148.00	238.31%	$525,405	1.06%	1.04%	(0.02)%	0.95%	0.93%	0.09%	17%
For the Year Ended October 31, 2016	$26.92	(0.13)	(0.12)	18.99	18.86	—	—	—	—	$45.78	70.06%	$112,149	0.97%	1.01%	(0.44)%	0.95%	0.99%	(0.42)%	29%
For the Year Ended October 31, 2015	$27.61	(0.18)	(0.17)	(0.51)	(0.69)	0.00[10]	—	—	0.00[10]	$26.92	(2.49)%	$131,929	0.97%	1.00%	(0.57)%	0.95%	0.98%	(0.55)%	26%
For the Year Ended October 31, 2014	$14.63	(0.10)	(0.09)	13.08	12.98	—	—	—	—	$27.61	88.74%	$165,650	1.01%	1.08%	(0.45)%	0.95%	1.02%	(0.40)%	8%
For the Year Ended October 31, 2013	$5.94	(0.06)	(0.06)	8.75	8.69	—	—	—	—	$14.63	146.36%	$55,587	0.99%	1.09%	(0.67)%	0.95%	1.05%	(0.63)%	16%
Direxion Daily Semiconductor Bear 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$16.25	0.03	0.03	(2.22)	(2.19)	(0.01)	—	—	(0.01)	$14.05	(13.43)%	$51,407	0.95%	0.98%	0.46%	0.95%	0.98%	0.46%	0%
For the Year Ended October 31, 2017	$76.80	(0.06)	(0.06)	(60.49)	(60.55)	—	—	—	—	$16.25	(78.84)%	$48,915	0.96%	1.03%	(0.18)%	0.95%	1.02%	(0.17)%	0%
For the Year Ended October 31, 2016	$212.15	(1.05)	(1.00)	(134.30)	(135.35)	—	—	—	—	$76.80	(63.80)%	$51,460	0.96%	1.02%	(0.77)%	0.95%	1.01%	(0.76)%	0%
For the Year Ended October 31, 2015	$344.20	(2.45)	(2.40)	(129.60)	(132.05)	—	—	—	—	$212.15	(38.36)%	$38,178	0.96%	1.08%	(0.95)%	0.95%	1.07%	(0.94)%	0%
For the Year Ended October 31, 2014	$909.60	(5.20)	(5.20)	(560.20)	(565.40)	—	—	—	—	$344.20	(62.16)%	$22,365	0.95%	1.13%	(0.94)%	0.95%	1.13%	(0.94)%	0%
For the Year Ended October 31, 2013	$3,184.80	(13.80)	(13.80)	(2,261.40)	(2,275.20)	—	—	—	—	$909.60	(71.44)%	$29,556	0.95%	1.09%	(0.95)%	0.95%	1.08%	(0.94)%	0%
Direxion Daily Technology Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$107.62	0.16	0.23	5.10	5.26	(0.11)	—	—	(0.11)	$112.77	4.89%	$592,059	1.07%	1.06%	0.27%	0.95%	0.94%	0.39%	9%
For the Year Ended October 31, 2017	$47.32	0.01	0.06	60.29	60.30	—	—	—	—	$107.62	127.43%	$452,001	1.03%	1.03%	0.01%	0.95%	0.95%	0.09%	0%
For the Year Ended October 31, 2016	$38.56	(0.22)	(0.22)	8.98	8.76	—	—	—	—	$47.32	22.72%	$172,728	0.97%	0.99%	(0.58)%	0.95%	0.97%	(0.56)%	153%
For the Year Ended October 31, 2015	$32.73	(0.31)	(0.31)	6.14	5.83	—	—	—	—	$38.56	17.83%	$194,728	0.97%	0.97%	(0.89)%	0.95%	0.95%	(0.87)%	418%
For the Year Ended October 31, 2014	$18.88	(0.21)	(0.20)	14.06	13.85	—	—	—	—	$32.73	73.38%	$189,804	0.98%	1.01%	(0.83)%	0.95%	0.98%	(0.81)%	21%
For the Year Ended October 31, 2013	$12.08	(0.12)	(0.12)	6.92	6.80	—	—	—	—	$18.88	56.22%	$105,696	0.96%	1.00%	(0.88)%	0.95%	0.98%	(0.87)%	324%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Technology Bear 3X Shares[12]
For the Six Months Ended April 30, 2018 (Unaudited)	$36.80	$0.07	$0.07	$(7.91)	$(7.84)	$(0.03)	$—	$—	$(0.03)	$28.93	(21.29)%	$26,135	0.98%	1.09%	0.45%	0.95%	1.06%	0.48%	0%
For the Year Ended October 31, 2017	$96.30	(0.10)	(0.10)	(59.40)	(59.50)	—	—	—	—	$36.80	(61.79)%	$17,419	0.96%	1.15%	(0.20)%	0.95%	1.14%	(0.19)%	0%
For the Year Ended October 31, 2016	$154.05	(1.00)	(1.00)	(56.75)	(57.75)	—	—	—	—	$96.30	(37.49)%	$19,598	0.96%	1.15%	(0.77)%	0.95%	1.14%	(0.76)%	0%
For the Year Ended October 31, 2015	$249.00	(1.85)	(1.85)	(93.10)	(94.95)	—	—	—	—	$154.05	(38.13)%	$19,030	0.95%	1.07%	(0.94)%	0.95%	1.07%	(0.94)%	0%
For the Year Ended October 31, 2014	$517.60	(3.40)	(3.40)	(265.20)	(268.60)	—	—	—	—	$249.00	(51.89)%	$13,967	0.95%	1.14%	(0.95)%	0.95%	1.14%	(0.95)%	0%
For the Year Ended October 31, 2013	$984.00	(7.20)	(7.20)	(459.20)	(466.40)	—	—	—	—	$517.60	(47.40)%	$18,682	0.95%	1.16%	(0.95)%	0.95%	1.16%	(0.95)%	0%
Direxion Daily Transportation Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$29.44	0.07	0.07	4.29	4.36	(0.10)	(2.93)	—	3.03	$30.78	14.36%	$9,233	0.95%	1.29%	0.45%	0.95%	1.29%	0.45%	0%
For the Period May 3, 2017[9] through October 31, 2017	$25.00	0.02	0.02	4.42	4.44	—	—	—	—	$29.44	17.76%	$2,945	0.95%	3.62%	0.13%	0.95%	3.62%	0.13%	0%
Direxion Daily Utilities Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$31.13	0.21	0.21	(5.96)	(5.75)	(0.26)	—	—	(0.26)	$25.12	(18.48)%	$5,024	0.96%	1.35%	1.76%	0.95%	1.34%	1.77%	5%
For the Period May 3, 2017[9] through October 31, 2017	$25.00	0.15	0.15	5.98	6.13	—	—	—	—	$31.13	24.52%	$3,113	0.95%	3.46%	1.04%	0.95%	3.46%	1.04%	86%
Direxion Daily 7-10 Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$44.25	0.11	0.12	(4.75)	(4.64)	(0.10)	—	—	(0.10)	$39.51	(10.49)%	$5,926	1.00%	1.51%	0.51%	0.95%	1.46%	0.56%	0%
For the Year Ended October 31, 2017	$51.25	(0.02)	(0.01)	(4.14)	(4.16)	—	(2.84)	—	(2.84)	$44.25	(7.60)%	$8,851	0.96%	1.70%	(0.04)%	0.95%	1.69%	(0.03)%	134%
For the Year Ended October 31, 2016	$46.74	(0.41)	(0.40)	5.65	5.24	—	(0.73)	—	(0.73)	$51.25	11.42%	$7,688	0.98%	1.59%	(0.81)%	0.95%	1.56%	(0.78)%	0%
For the Year Ended October 31, 2015	$42.70	(0.43)	(0.42)	4.47	4.04	—	—	—	—	$46.74	9.46%	$7,011	0.96%	1.48%	(0.94)%	0.95%	1.47%	(0.93)%	0%
For the Year Ended October 31, 2014	$38.51	(0.37)	(0.37)	4.56	4.19	—	—	—	—	$42.70	10.88%	$4,270	0.95%	2.23%	(0.95)%	0.95%	2.23%	(0.95)%	0%
For the Year Ended October 31, 2013	$42.91	(0.39)	(0.39)	(4.01)	(4.40)	—	—	—	—	$38.51	(10.25)%	$3,851	0.96%	2.04%	(0.96)%	0.95%	2.03%	(0.95)%	0%
Direxion Daily 7-10 Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$14.01	0.02	0.02	1.44	1.46	—	—	—	—	$15.47	10.42%	$23,977	1.00%	1.10%	0.22%	0.95%	1.05%	0.27%	0%
For the Year Ended October 31, 2017	$13.65	(0.05)	(0.04)	0.41	0.36	—	—	—	—	$14.01	2.64%	$28,724	0.97%	1.07%	(0.33)%	0.95%	1.05%	(0.31)%	0%
For the Year Ended October 31, 2016	$16.51	(0.11)	(0.11)	(2.75)	(2.86)	—	—	—	—	$13.65	(17.32)%	$26,612	0.95%	1.08%	(0.78)%	0.95%	1.08%	(0.78)%	0%
For the Year Ended October 31, 2015	$19.88	(0.17)	(0.17)	(3.20)	(3.37)	—	—	—	—	$16.51	(16.95)%	$40,461	0.95%	0.94%	(0.93)%	0.95%	0.94%	(0.93)%	0%
For the Year Ended October 31, 2014	$23.93	(0.21)	(0.21)	(3.84)	(4.05)	—	—	—	—	$19.88	(16.92)%	$54,673	0.95%	0.97%	(0.95)%	0.95%	0.97%	(0.95)%	0%
For the Year Ended October 31, 2013	$23.19	(0.23)	(0.23)	0.97	0.74	—	—	—	—	$23.93	3.19%	$57,438	0.95%	0.99%	(0.95)%	0.95%	0.99%	(0.95)%	0%
Direxion Daily 20+ Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$20.77	0.11	0.12	(2.57)	(2.46)	(0.10)	—	—	(0.10)	$18.21	(11.88)%	$105,638	1.00%	0.98%	1.13%	0.95%	0.93%	1.18%	0%
For the Year Ended October 31, 2017	$24.07	0.07	0.08	(3.35)	(3.28)	(0.02)	—	—	(0.02)	$20.77	(13.64)%	$90,347	0.98%	0.97%	0.36%	0.95%	0.94%	0.39%	66%
For the Year Ended October 31, 2016	$19.57	(0.10)	(0.09)	4.60	4.50	—	—	—	—	$24.07	23.01%	$67,396	0.97%	0.97%	(0.40)%	0.95%	0.95%	(0.38)%	206%
For the Year Ended October 31, 2015	$18.04	(0.07)	(0.07)	1.60	1.53	—	—	—	—	$19.57	8.47%	$62,614	0.96%	0.94%	(0.34)%	0.95%	0.93%	(0.33)%	56%
For the Year Ended October 31, 2014	$12.63	(0.09)	(0.09)	5.50	5.41	—	—	—	—	$18.04	42.81%	$57,729	0.96%	1.03%	(0.59)%	0.95%	1.03%	(0.58)%	741%
For the Year Ended October 31, 2013	$18.76	0.07	(0.07)	(6.12)	(6.05)	(0.08)	—	—	(0.08)	$12.63	(32.29)%	$30,318	0.96%	1.11%	0.49%	0.95%	1.10%	0.49%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily 20+ Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$19.14	$0.03	$0.03	$1.54	$1.57	$—	$—	$—	$—	$20.71	8.20%	$416,279	0.96%	0.96%	0.29%	0.90%	0.90%	0.35%	0%
For the Year Ended October 31, 2017	$18.81	(0.07)	(0.06)	0.40	0.33	—	—	—	—	$19.14	1.75%	$371,392	0.93%	0.93%	(0.31)%	0.90%	0.90%	(0.28)%	0%
For the Year Ended October 31, 2016	$27.61	(0.16)	(0.16)	(8.64)	(8.80)	—	—	—	—	$18.81	(31.87)%	$378,946	0.92%	0.92%	(0.77)%	0.92%	0.92%	(0.77)%	0%
For the Year Ended October 31, 2015	$38.96	(0.27)	(0.27)	(11.08)	(11.35)	—	—	—	—	$27.61	(29.13)%	$537,016	0.90%	0.90%	(0.88)%	0.89%	0.89%	(0.87)%	0%
For the Year Ended October 31, 2014	$64.67	(0.48)	(0.48)	(25.23)	(25.71)	—	—	—	—	$38.96	(39.76)%	$527,945	0.91%	0.91%	(0.90)%	0.90%	0.90%	(0.90)%	0%
For the Year Ended October 31, 2013	$53.35	(0.56)	(0.55)	11.88	11.32	—	—	—	—	$64.67	21.22%	$543,198	0.92%	0.92%	(0.91)%	0.91%	0.91%	(0.91)%	0%
Direxion Daily Emerging Markets Bond Bull 3X Shares
For the Six Months Ended April 30, 2018 (Unaudited)	$25.91	0.27	0.27	(3.43)	(3.16)	(0.15)	(0.23)	—	(0.38)	$22.37	(12.39)%	$1,119	0.97%	2.61%	2.16%	0.95%	2.59%	2.18%	123%
For the Period August 17, 2017[9] through October 31, 2017	$25.00	0.07	0.07	0.84	0.91	—	—	—	—	$25.91	3.64%	$2,591	0.95%	4.71%	1.34%	0.95%	4.71%	1.34%	0%

1  Net investment income (loss) per share represents net investment income dividend by the daily average shares of beneficial interest outstanding throughout each period.

2  Includes interest expense and extraordinary expenses which comprise of tax and litigation expenses.

3  Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.

4  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain(loss) per share is not in accordance with the Fund's changes in net realized and unrealized gain(loss) on investments, in-kind redemptions and swaps for the period.

5  Total return is calculated assuming an intial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

6  Net expenses include effects of any reimbursement or recoupment.

7  For periods less than a year, these ratios are annualized.

8  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

9  Commencement of investment operations.

10  Between $(0.005) and $0.005.

11  Effective March 29, 2018, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

12  Effective March 29, 2018, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Notes to the Financial Statements (Unaudited)

April 30, 2018

1.  ORGANIZATION

The Direxion Shares ETF Trust (the "Trust") is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a registered investment company that has 80 separate series (each, a "Fund" and together the "Funds"). 58 of these Funds are included in this report:

Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily EURO STOXX 50® Bull 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily Latin America Bull 3X Shares
Direxion Daily MSCI Brazil Bull 3X Shares
Direxion Daily MSCI Developed Markets Bull 3X Shares	Direxion Daily MSCI Developed Markets Bear 3X Shares
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Direxion Daily MSCI India Bull 3X Shares
Direxion Daily MSCI Japan Bull 3X Shares
Direxion Daily MSCI Mexico Bull 3X Shares
Direxion Daily MSCI South Korea Bull 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Direxion Daily Aerospace & Defense Bull 3X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Direxion Daily Industrials Bull 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily MSCI Real Estate Bull 3X Shares	Direxion Daily MSCI Real Estate Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily Robotics, Artificial Intelligence &
Automation Index Bull 3X Shares
Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily Transportation Bull 3X Shares
Direxion Daily Utilities Bull 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Direxion Daily Emerging Markets Bond Bull 3X Shares

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codification ("ASC") 946, Financial Services – Investment Companies.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO") and the Funds are considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including

DIREXION SEMI-ANNUAL REPORT

investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

Each Fund's investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 300% of the return of the target index or benchmark and a multiple of -300% of the return of the target index or benchmark for the Bear Funds.

Funds	Index or Benchmark	Daily Target
Direxion Daily Mid Cap Bull 3X Shares		300%
Direxion Daily Mid Cap Bear 3X Shares	S&P Mid Cap 400® Index	-300%
Direxion Daily S&P 500® Bull 3X Shares		300%
Direxion Daily S&P 500® Bear 3X Shares	S&P 500® Index	-300%
Direxion Daily Small Cap Bull 3X Shares		300%
Direxion Daily Small Cap Bear 3X Shares	Russell 2000® Index	-300%
Direxion Daily EURO STOXX 50® Bull 3X Shares	EURO STOXX 50® Index	300%
Direxion Daily FTSE China Bull 3X Shares		300%
Direxion Daily FTSE China Bear 3X Shares	FTSE China 50 Index	-300%
Direxion Daily FTSE Europe Bull 3X Shares	FTSE Developed Europe All Cap Index	300%
Direxion Daily Latin America Bull 3X Shares	S&P Latin America 40 Index	300%
Direxion Daily MSCI Brazil Bull 3X Shares	MSCI Brazil 25/50 Index	300%
Direxion Daily MSCI Developed Markets Bull 3X Shares		300%
Direxion Daily MSCI Developed Markets Bear 3X Shares	MSCI EAFE® Index	-300%
Direxion Daily MSCI Emerging Markets Bull 3X Shares		300%
Direxion Daily MSCI Emerging Markets Bear 3X Shares	MSCI Emerging Markets IndexSM	-300%
Direxion Daily MSCI India Bull 3X Shares	MSCI India Index	300%
Direxion Daily MSCI Japan Bull 3X Shares	MSCI Japan Index	300%
Direxion Daily MSCI Mexico Bull 3X Shares	MSCI Mexico IMI 25/50 Index	300%
Direxion Daily MSCI South Korea Bull 3X Shares	MSCI Korea 25/50 Index	300%
Direxion Daily Russia Bull 3X Shares		300%
Direxion Daily Russia Bear 3X Shares	MVIS Russia Index	-300%
Direxion Daily Aerospace & Defense Bull 3X Shares	Dow Jones U.S. Select Aerospace & Defense Index	300%
Direxion Daily Energy Bull 3X Shares		300%
Direxion Daily Energy Bear 3X Shares	Energy Select Sector Index	-300%
Direxion Daily Financial Bull 3X Shares		300%
Direxion Daily Financial Bear 3X Shares	Russell 1000® Financial Services Index	-300%
Direxion Daily Gold Miners Index Bull 3X Shares		300%
Direxion Daily Gold Miners Index Bear 3X Shares	NYSE Arca Gold Miners Index	-300%
Direxion Daily Healthcare Bull 3X Shares	Health Care Select Sector Index	300%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Dow Jones U.S. Select Home Construction Index	300%
Direxion Daily Industrials Bull 3X Shares	Industrial Select Sector Index	300%
Direxion Daily Junior Gold Miners Index Bull 3X Shares		300%
Direxion Daily Junior Gold Miners Index Bear 3X Shares	MVIS Global Junior Gold Miners Index	-300%
Direxion Daily MSCI Real Estate Bull 3X Shares		300%
Direxion Daily MSCI Real Estate Bear 3X Shares	MSCI U.S. REIT IndexSM	-300%
Direxion Daily Natural Gas Related Bull 3X Shares		300%
Direxion Daily Natural Gas Related Bear 3X Shares	ISE-Revere Natural Gas IndexTM	-300%

DIREXION SEMI-ANNUAL REPORT

Funds	Index or Benchmark	Daily Target
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Dynamic Pharmaceutical Intellidex Index	300%
Direxion Daily Regional Banks Bull 3X Shares		300%
Direxion Daily Regional Banks Bear 3X Shares	S&P Regional Banks Select Industry Index	-300%
Direxion Daily Retail Bull 3X Shares	S&P Retail Select Industry® Index	300%
Direxion Daily Robotics, Artificial Intelligence &	Indxx Global Robotics and Artificial Intelligence
Automation Index Bull 3X Shares	Thematic Index	300%
Direxion Daily S&P Biotech Bull 3X Shares		300%
Direxion Daily S&P Biotech Bear 3X Shares	S&P Biotechnology Select Industry Index	-300%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	S&P Oil & Gas Exploration & Production Select	300%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	Industry Index	-300%
Direxion Daily Semiconductor Bull 3X Shares		300%
Direxion Daily Semiconductor Bear 3X Shares	PHLX Semiconductor Sector Index	-300%
Direxion Daily Technology Bull 3X Shares		300%
Direxion Daily Technology Bear 3X Shares	Technology Select Sector Index	-300%
Direxion Daily Transportation Bull 3X Shares	Dow Jones Transportation Average	300%
Direxion Daily Utilities Bull 3X Shares	Utilities Select Sector Index	300%
Direxion Daily 7-10 Year Treasury Bull 3X Shares		300%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	ICE U.S. Treasury 7-10 Year Bond Index	-300%
Direxion Daily 20+ Year Treasury Bull 3X Shares		300%
Direxion Daily 20+ Year Treasury Bear 3X Shares	ICE U.S. Treasury 20+ Year Bond Index	-300%
Direxion Daily Emerging Markets Bond Bull 3X Shares	J.P. Morgan EMBI® Global Core Index	300%

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Cash Equivalents – The Funds consider investments in the Bank of New York Mellon Cash Reserve, a U.S. dollar-denominated deposit account offered through the Bank of New York Mellon, to be cash equivalents. The Funds are exposed to the credit risk of Bank of New York Mellon through these holdings of cash equivalents. These cash equivalents are presented on the Statements of Assets and Liabilities as "Cash equivalents" and were classified as Level 1 assets as of April 30, 2018.

b) Investment Valuation – The Net Asset Value ("NAV") per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares, Direxion Daily 20+ Year Treasury Bear 3X Shares and Direxion Daily Emerging Markets Bond Bull 3X Shares (the "Fixed Income Funds") do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculate its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market ("NASDAQ") for which market quotations are readily available are valued using the NASDAQ® Official Closing Price ("NOCP") provided by NASDAQ each business day. Over the Counter ("OTC") securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Securities or swap contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Funds' pricing

DIREXION SEMI-ANNUAL REPORT

service does not provide a valuation for such securities; c) the Funds' pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral on the Statement of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. The Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized gains or losses on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps."

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities", as amended by ASU 2013-01, requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging), to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

DIREXION SEMI-ANNUAL REPORT

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2018 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$—	$555,464	$—	$555,464[1]	$—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	2,975,724	—	2,975,724[1]	—
Direxion Daily S&P 500® Bear 3X Shares	3,481,882	—	2,890,000	591,882	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	5,993,098	—	5,993,098[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	6,841,957	—	6,841,957[1]	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	—	46,856	—	46,856[1]	—
Direxion Daily MSCI Brazil Bull 3X Shares	—	—	—	—	140,743	—	140,743[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily MSCI Mexico Bull 3X Shares	$—	$—	$—	$—	$30,745	$—	$30,745[1]	$—
Direxion Daily Russia Bull 3X Shares	—	—	—	—	2,828,209	—	2,828,209[1]	—
Direxion Daily Energy Bull 3X Shares	4,510,257	—	4,510,257[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	2,277,023	—	2,277,023[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	—	894,385	—	894,385[1]	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	36,274	—	36,274[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	6,670,601	—	6,670,601[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	6,812,301	—	6,812,301[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: BNP Paribas

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$715,411	$—	$715,411[1]	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	12,345	—	—	12,345	—	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	2,237,187	357,255	1,879,932[1]	—	357,255	—	357,255[1]	—
Direxion Daily Small Cap Bull 3X Shares	3,879,043	—	3,879,043[1]	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Small Cap Bear 3X Shares	$33,287	$—	$—	$33,287	$1,261,495	$33,287	$1,228,208[1]	$—
Direxion Daily FTSE Europe Bull 3X Shares	69,774	17,434	52,340[1]	—	17,434	—	17,434[1]	—
Direxion Daily Latin America Bull 3X Shares	—	—	—	—	584,685	—	584,685[1]	—
Direxion Daily MSCI Brazil Bull 3X Shares	85,645	—	85,645[1]	—	810,518	85,645	724,873[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	—	2,902,955	—	2,902,955[1]	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	2,535,742	1,173	2,060,000	474,569	1,173	—	1,173[1]	—
Direxion Daily MSCI South Korea Bull 3X Shares	15,679	—	15,679[1]	—	116,374	15,679	100,695[1]	—
Direxion Daily Russia Bull 3X Shares	1,240,258	—	1,000,000	240,258	1,324,875	1,000,000	324,875[1]	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	411,852	—	411,852[1]	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	272,379	—	272,379[1]	—
Direxion Daily Gold Miners Index Bull 3X Shares	7,552,227	1,571,756	5,980,471[1]	—	1,571,756	—	1,571,756[1]	—
Direxion Daily Gold Miners Index Bear 3X Shares	1,970,438	735,646	—	1,234,792	735,646	—	735,646[1]	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	11,175,787	1,335,708	9,840,079[1]	—	1,335,708	—	1,335,708[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Junior Gold Miners Index Bear 3X Shares	$—	$—	$—	$—	$1,640,562	$—	$1,640,562[1]	$—
Direxion Daily MSCI Real Estate Bull 3X Shares	61,566	—	—	61,566	912,892	—	912,892[1]	—
Direxion Daily Natural Gas Related Bull 3X Shares	270,657	—	170,000	100,657	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	309,115	—	309,115[1]	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	277,017	—	277,017[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	704,335	—	704,335[1]	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	1,296,229	—	1,296,229[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	12,049,316	—	12,049,316[1]	—	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Citibank N.A.

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Small Cap Bull 3X Shares	$5,714,396	$—	$5,714,396[1]	$—	$—	$—	$—	$—
Direxion Daily Small Cap Bear 3X Shares	2,574,406	—	1,220,000	1,354,406	—	—	—	—
DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily FTSE China Bull 3X Shares	$—	$—	$—	$—	$265,419	$—	$265,419[1]	$—
Direxion Daily Latin America Bull 3X Shares	—	—	—	—	85,934	—	85,934[1]	—
Direxion Daily MSCI Brazil Bull 3X Shares	—	—	—	—	355,260	—	355,260[1]	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	—	—	—	—	133,020	—	133,020[1]	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	—	—	—	—	93,380	—	93,380[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	—	1,132,653	—	1,132,653[1]	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	655,974	—	130,000	525,974	—	—	—	—
Direxion Daily Russia Bull 3X Shares	—	—	—	—	1,322,594	—	1,322,594[1]	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	479,283	—	479,283[1]	—
Direxion Daily Energy Bull 3X Shares	26,872,439	—	23,150,000	3,722,439	—	—	—	—
Direxion Daily Financial Bull 3X Shares	11,918,366	—	11,918,366[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	319,396	—	319,396[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 3X Shares	6,008,839	—	2,910,000	3,098,839	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Junior Gold Miners Index Bull 3X Shares	$6,202,393	$715,846	$5,486,547[1]	$—	$715,846	$—	$715,846[1]	$—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	928,175	—	—	928,175	—	—	—	—
Direxion Daily MSCI Real Estate Bull 3X Shares	2,150,880	—	2,150,880[1]	—	—	—	—	—
Direxion Daily MSCI Real Estate Bear 3X Shares	403,485	—	403,485[1]	—	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	4,784,554	—	4,480,000	304,554	—	—	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—	193,575	—	193,575[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	9,534,284	—	9,534,284[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	3,020,645	—	2,660,000	360,645	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	215,553	—	215,553[1]	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	3,009,591	—	3,009,591[1]	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	916,404	—	750,000	166,404	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	24,595,399	—	24,595,399[1]	—	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION SEMI-ANNUAL REPORT

Description: Swap Contract

Counterparty: Credit Suisse International

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$498,230	$—	$498,230[1]	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	35,981	—	—	35,981	—	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	5,082,978	—	5,082,978[1]	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	6,179,321	—	6,179,321[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	360,290	—	360,290[1]	—
Direxion Daily EURO STOXX 50® Bull 3X Shares	—	—	—	—	141,878	—	141,878[1]	—
Direxion Daily FTSE China Bull 3X Shares	1,556,169	—	1,190,000	366,169	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	892,786	—	892,786[1]	—
Direxion Daily Latin America Bull 3X Shares	—	—	—	—	105,438	—	72,472	32,966
Direxion Daily MSCI Brazil Bull 3X Shares	15,863,531	—	15,863,531[1]	—	—	—	—	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	158,304	—	158,304[1]	—	—	—	—	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	—	—	—	—	10,325	—	10,325[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily MSCI Emerging Markets Bull 3X Shares	$2,470,828	$—	$2,470,828[1]	$—	$—	$—	$—	$—
Direxion Daily MSCI Japan Bull 3X Shares	—	—	—	—	225,399	—	225,399[1]	—
Direxion Daily Russia Bull 3X Shares	213,342	—	213,342[1]	—	—	—	—	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	67,839	—	67,839[1]	—
Direxion Daily Aerospace & Defense Bull 3X Shares	—	—	—	—	7,370,553	—	7,370,553[1]	—
Direxion Daily Energy Bull 3X Shares	420,357	—	420,357[1]	—	—	—	—	—
Direxion Daily Energy Bear 3X Shares	—	—	—	—	2,657,709	—	2,657,709[1]	—
Direxion Daily Financial Bull 3X Shares	23,553,465	—	23,553,465[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	1,410,772	—	1,410,772[1]	—	8,794,887	1,410,772	7,384,115[1]	—
Direxion Daily Gold Miners Index Bear 3X Shares	3,962,601	—	1,730,000	2,232,601	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	135,339	—	135,339[1]	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	192,717	—	192,717[1]	—	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	—	—	—	—	132,164	—	132,164[1]	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	—	8,260,232	—	8,260,232[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Junior Gold Miners Index Bear 3X Shares	$1,621,269	$—	$590,000	$1,031,269	$—	$—	$—	$—
Direxion Daily Natural Gas Related Bull 3X Shares	68,800	—	68,800[1]	—	—	—	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—	118,194	—	118,194[1]	—
Direxion Daily Regional Banks Bull 3X Shares	937,165	—	937,165[1]	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	173,757	—	173,757[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	10,863,538	—	9,650,000	1,213,538	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—	—	—	8,144,692	—	8,144,692[1]	—
Direxion Daily Semiconductor Bull 3X Shares	206,880	—	206,880[1]	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	5,767,966	—	5,767,966[1]	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	388,625	—	320,000	68,625	—	—	—	—
Direxion Daily Utilities Bull 3X Shares	133,629	—	—	133,629	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	666,674	—	600,000	66,674	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	1,130,529	—	930,000	200,529	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bear 3X Shares	$3,233,229	$—	$3,233,229[1]	$—	$—	$—	$—	$—
Direxion Daily Emerging Markets Bond Bull 3X Shares	—	—	—	—	14,351	—	14,351[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Deutsche Bank AG London

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$370,381	$—	$370,381[1]	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	7,214	—	7,214[1]	—
Direxion Daily S&P 500® Bull 3X Shares	15,038,564	—	15,038,564[1]	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	186,783	—	186,783[1]	—
Direxion Daily Small Cap Bull 3X Shares	14,378	—	14,378[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	1,377,466	—	1,377,466[1]	—
Direxion Daily FTSE China Bull 3X Shares	5,239,319	—	4,775,279	464,040	—	—	—	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	410,073	—	410,073[1]	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily MSCI India Bull 3X Shares	$1,618,787	$—	$1,618,787[1]	$—	$—	$—	$—	$—
Direxion Daily MSCI Japan Bull 3X Shares	—	—	—	—	40,184	—	40,184[1]	—
Direxion Daily MSCI South Korea Bull 3X Shares	503,829	—	439,867	63,962	—	—	—	—
Direxion Daily Russia Bull 3X Shares	—	—	—	—	2,721,882	—	2,721,882[1]	—
Direxion Daily Russia Bear 3X Shares	371,084	—	—	371,084	—	—	—	—
Direxion Daily Energy Bull 3X Shares	4,874,859	—	4,874,859[1]	—	—	—	—	—
Direxion Daily Energy Bear 3X Shares	—	—	—	—	3,576,943	—	3,576,943[1]	—
Direxion Daily Financial Bull 3X Shares	6,318,269	—	6,318,269[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	—	11,838,956	—	11,838,956[1]	—
Direxion Daily Gold Miners Index Bear 3X Shares	3,028,278	—	—	3,028,278	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	452,971	—	452,971[1]	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	137,443	—	137,443[1]	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	—	4,348,285	—	4,348,285[1]	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	1,476,991	—	875,012	601,979	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily MSCI Real Estate Bull 3X Shares	$1,963,735	$—	$1,963,735[1]	$—	$—	$—	$—	$—
Direxion Daily MSCI Real Estate Bear 3X Shares	—	—	—	—	615,277	—	615,277[1]	—
Direxion Daily Natural Gas Related Bull 3X Shares	80,316	—	—	80,316	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	—	—	—	49,059	—	49,059[1]	—
Direxion Daily Retail Bull 3X Shares	462,844	—	462,844[1]	—	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	—	—	—	—	302,822	—	302,822[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	664,239	—	664,239[1]	—
Direxion Daily S&P Biotech Bear 3X Shares	171,680	—	—	171,680	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	5,149,333	—	4,470,490	678,843	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—	—	—	1,203,745	—	1,203,745[1]	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	2,981,719	—	996,231	1,985,488
Direxion Daily Technology Bull 3X Shares	—	—	—	—	163,651	—	163,651[1]	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	1,152,717	—	1,152,717[1]	—
Direxion Daily Transportation Bull 3X Shares	—	—	—	—	458,384	—	458,384[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 7-10 Year Treasury Bull 3X Shares	$—	$—	$—	$—	$235,589	$—	$235,589[1]	$—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	38,639	—	38,639[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	1,043,969	—	1,043,969[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Morgan Stanley Capital Services

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Gold Miners Index Bull 3X Shares	$—	$—	$—	$—	$814,242	$—	$814,242[1]	$—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: UBS Securities LLC

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$11,403,544	$—	$11,403,544[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	8,941,829	—	8,941,829[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Small Cap Bull 3X Shares	$11,607,890	$—	$11,607,890[1]	$—	$—	$—	$—	$—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	6,368,900	—	6,368,900[1]	—
Direxion Daily FTSE Europe Bull 3X Shares	3,592,792	—	3,592,792[1]	—	—	—	—	—
Direxion Daily MSCI Brazil Bull 3X Shares	396,880	—	396,880[1]	—	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	—	1,273,262	—	1,273,262[1]	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	305,584	—	—	305,584	—	—	—	—
Direxion Daily MSCI India Bull 3X Shares	4,307,540	—	4,307,540[1]	—	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	886,999	—	886,999[1]	—	—	—	—	—
Direxion Daily Energy Bull 3X Shares	17,547,390	—	17,547,390[1]	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	8,307,233	—	8,307,233[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	7,395,981	—	7,395,981[1]	—
Direxion Daily Gold Miners Index Bull 3X Shares	8,234,193	—	8,234,193[1]	—	10,913,252	8,234,193	2,679,059[1]	—
Direxion Daily Gold Miners Index Bear 3X Shares	5,078,346	—	1,660,000	3,418,346	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	463,964	—	463,964[1]	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Homebuilders & Supplies Bull 3X Shares	$102,647	$—	$102,647[1]	$—	$—	$—	$—	$—
Direxion Daily Industrials Bull 3X Shares	—	—	—	—	239,307	—	192,361	46,946
Direxion Daily Junior Gold Miners Index Bull 3X Shares	12,549,511	1,061,479	11,488,032[1]	—	1,061,479	—	1,061,479[1]	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	1,342,766	—	610,000	732,766	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	660,760	—	660,760[1]	—
Direxion Daily Regional Banks Bear 3X Shares	54,673	—	—	54,673	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	3,022,263	—	3,022,263[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	19,857,475	—	19,857,475[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—	—	—	10,306,837	—	10,306,837[1]	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	1,770,652	—	1,770,652[1]	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	26,900	—	26,900[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

d) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

DIREXION SEMI-ANNUAL REPORT

As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. Direxion Daily S&P 500® Bull 3X Shares was invested in futures contracts as of the period ended April 30, 2018.

e) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

f) Securities Lending – The Funds may lend its investment securities to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2018, any securities on loan were collateralized by cash. The cash received as collateral for securities on loan was invested in money market funds and is disclosed in the Schedules of Investments. The securities loaned for each Fund are also disclosed in its respective Schedule of Investments. The total value of any securities loaned as of April 30, 2018 and the total value of the related cash collateral are disclosed in the Statements of Assets and Liabilities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished if required.

As of April 30, 2018, the market value if the securities loaned and the payable on collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Payable for Collateral Received
Direxion Daily Small Cap Bull 3X Shares	$22,372,660	$23,079,639
Direxion Daily FTSE China Bull 3X Shares	3,868,369	3,961,632
Direxion Daily MSCI Mexico Bull 3X Shares	58,955	60,473
Direxion Daily Aerospace & Defense Bull 3X Shares	357,055	365,745
Direxion Daily Financial Bull 3X Shares	959,495	984,845
Direxion Daily Homebuilders & Supplies Bull 3X Shares	27,796	28,367
Direxion Daily Natural Gas Related Bull 3X Shares	170,970	174,924
Direxion Daily Retail Bull 3X Shares	1,131,206	1,169,467
Direxion Daily S&P Biotech Bull 3X Shares	27,277,570	27,859,900
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	2,361,611	2,411,354
Direxion Daily Semiconductor Bull 3X Shares	5,528,409	5,678,153
Direxion Daily 20+ Year Treasury Bull 3X Shares	202,113	206,550

g) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all U.S. Federal income and excise taxes. No provision for U.S. Federal income taxes has been made by the Funds. Certain Funds paid U.S. excise taxes during the period ended October 31, 2017.

h) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date. Distributions received from investments in MLPs are generally comprised of ordinary income, capital gains and return of capital from the MLPs. For financial statement purposes, the Funds use return of capital and income estimates to allocate the dividend income received. Such estimates are based on historical information available from each MLP. These estimates may subsequently be revised based on information received

DIREXION SEMI-ANNUAL REPORT

from the MLPs after their respective tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The Funds estimate the allocation of investment income and return of capital for the distributions received from MLPs within the Statement of Operations. For the period ended October 31, 2017, the Funds have estimated approximately 100% of the distributions from MLPs to be return of capital.

The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective average daily net assets.

i) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

j) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

k) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the periods ended April 30, 2018 and October 31, 2017, were as follows:

	Year/Period Ended April 30, 2018 (Unaudited)			Year/Period Ended October 31, 2017
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Mid Cap Bull 3X Shares	$1,799,672	$—	$—	$1,133,280	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	4,738	—	—	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	29,982,685	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	310,987	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	1,163,992	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	516,314	—	—	—	—	—
Direxion Daily EURO STOXX 50® Bull 3X Shares	334,013	—	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	2,860,797	—	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	48,180	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	229,600	—	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	37,321	—	—	—	—	—
Direxion Daily MSCI Brazil Bull 3X Shares	1,586,685	—	—	—	—	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	358,332	—	—	—	—	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	3,097	—	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	2,188,180	—	—	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	107,529	—	—	—	—	—
Direxion Daily MSCI India Bull 3X Shares	299,607	—	—	—	—	—
Direxion Daily MSCI Japan Bull 3X Shares	41,949	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Year/Period Ended April 30, 2018 (Unaudited)			Year/Period Ended October 31, 2017
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily MSCI Mexico Bull 3X Shares	$8,391	$—	$—	$—	$—	$—
Direxion Daily MSCI South Korea Bull 3X Shares	630,974	—	—	—	—	—
Direxion Daily Russia Bull 3X Shares	3,088,216	—	—	—	—	—
Direxion Daily Russia Bear 3X Shares	35,977	—	—	—	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	649,451	—	—	—	—	—
Direxion Daily Energy Bull 3X Shares	3,156,799	—	—	1,644,557	—	—
Direxion Daily Energy Bear 3X Shares	40,024	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	5,585,811	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	183,093	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	3,709,780	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 3X Shares	275,235	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	266,167	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	889,335	147,915	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	26,891	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	2,249,510	—	1,582,047
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—	—	—	—
Direxion Daily MSCI Real Estate Bull 3X Shares	501,072	—	—	—	—	—
Direxion Daily MSCI Real Estate Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares[1]	676	—	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	109,944	—	—	41,188	—	—
Direxion Daily Regional Banks Bear 3X Shares	2,867	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	92,976	—	—	951,341	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares[2]	—	—	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	803,829	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	99,900	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—	—	—	2,333,092	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	40,413	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	555,864	—	—	6,634,619	—	—
Direxion Daily Semiconductor Bear 3X Shares	62,943	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	508,736	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	24,917	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Year/Period Ended April 30, 2018 (Unaudited)			Year/Period Ended October 31, 2017
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Transportation Bull 3X Shares	$461,027	$—	$—	$—	$—	$—
Direxion Daily Utilities Bull 3X Shares	63,771	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	15,036	—	—	284,233	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	441,240	—	—	86,292	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Emerging Markets Bond Bull 3X Shares	26,558	—	—	—	—	—

1  Commenced operations on November 15, 2017.

2  Commenced operations on April 19, 2018.

At October 31, 2017, the components of accumulated earnings/losses of the Funds on a tax basis were as follows:

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Mid Cap Bull 3X Shares	$11,445,083	$1,699,855	$—	$—	$13,144,938
Direxion Daily Mid Cap Bear 3X Shares	(2,812,830)	—	—	(69,624,802)	(72,437,632)
Direxion Daily S&P 500® Bull 3X Shares	81,944,107	28,085,509	—	(37,010)	109,992,606
Direxion Daily S&P 500® Bear 3X Shares	(192,270,422)	—	—	(1,191,890,702)	(1,384,161,124)
Direxion Daily Small Cap Bull 3X Shares	107,684,713	—	—	(11,309)	107,673,404
Direxion Daily Small Cap Bear 3X Shares	(401,185,480)	—	—	(2,807,163,570)	(3,208,349,050)
Direxion Daily EURO STOXX 50® Bull 3X Shares	464,002	326,944	—	—	790,946
Direxion Daily FTSE China Bull 3X Shares	44,115,015	—	—	(14,677,217)	29,437,798
Direxion Daily FTSE China Bear 3X Shares	(24,442,256)	—	—	(54,671,663)	(79,113,919)
Direxion Daily FTSE Europe Bull 3X Shares	13,578,276	163,108	—	(14,426,512)	(685,128)
Direxion Daily Latin America Bull 3X Shares	(3,868,261)	—	—	(35,982,447)	(39,850,708)
Direxion Daily MSCI Brazil Bull 3X Shares	30,084,741	—	—	—	30,084,741
Direxion Daily MSCI Developed Markets Bull 3X Shares	3,683,816	206,085	—	—	3,889,901
Direxion Daily MSCI Developed Markets Bear 3X Shares	(1,026,137)	—	—	(42,469,741)	(43,495,878)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	14,581,628	—	—	(84,739,585)	(70,157,957)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	(65,486,687)	—	—	(348,036,873)	(413,523,560)
Direxion Daily MSCI India Bull 3X Shares	21,186,839	—	—	—	21,186,839

DIREXION SEMI-ANNUAL REPORT

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily MSCI Japan Bull 3X Shares	$2,820,510	$—	$—	$(1,731,335)	$1,089,175
Direxion Daily MSCI Mexico Bull 3X Shares	(77,506)	8,313	—	(328,748)	(397,941)
Direxion Daily MSCI South Korea Bull 3X Shares	2,385,345	460,000	—	—	2,845,345
Direxion Daily Russia Bull 3X Shares	2,080,595	—	—	(93,793,256)	(91,712,661)
Direxion Daily Russia Bear 3X Shares	(33,956,057)	—	—	(107,930,292)	(141,886,349)
Direxion Daily Aerospace & Defense Bull 3X Shares	5,976,399	637,453	—	—	6,613,852
Direxion Daily Energy Bull 3X Shares	(77,548,199)	1,989,090	—	(109,186,519)	(184,745,628)
Direxion Daily Energy Bear 3X Shares	(11,166,044)	—	—	(174,221,656)	(185,387,700)
Direxion Daily Financial Bull 3X Shares	352,734,009	—	—	(15,490)	352,718,519
Direxion Daily Financial Bear 3X Shares	(77,675,887)	—	—	(3,930,546,023)	(4,008,221,910)
Direxion Daily Gold Miners Index Bull 3X Shares	(774,151,164)	—	—	(984,751,381)	(1,758,902,545)
Direxion Daily Gold Miners Index Bear 3X Shares	(33,971,525)	—	—	(399,248,948)	(433,220,473)
Direxion Daily Healthcare Bull 3X Shares	20,570,706	48,740	—	—	20,619,446
Direxion Daily Homebuilders & Supplies Bull 3X Shares	8,830,227	889,328	147,909	—	9,867,464
Direxion Daily Industrials Bull 3X Shares	349,267	17,540	—	—	366,807
Direxion Daily Junior Gold Miners Index Bull 3X Shares	(828,409,165)	—	—	(286,178,500)	(1,114,587,665)
Direxion Daily Junior Gold Miners Index Bear 3X Shares	(51,391,141)	—	—	(55,786,916)	(107,178,057)
Direxion Daily MSCI Real Estate Bull 3X Shares	(1,003,032)	—	—	—	(1,003,032)
Direxion Daily MSCI Real Estate Bear 3X Shares	(1,283,559)	—	—	(178,931,210)	(180,214,769)
Direxion Daily Natural Gas Related Bull 3X Shares	(49,445,988)	—	—	(163,541,896)	(212,987,884)
Direxion Daily Natural Gas Related Bear 3X Shares	(1,597,278)	—	—	(8,281,643)	(9,878,921)
Direxion Daily Regional Banks Bull 3X Shares	4,280,904	17,866	—	(1,984,713)	2,314,057
Direxion Daily Regional Banks Bear 3X Shares	(1,593,428)	—	—	(1,067,587)	(2,661,015)
Direxion Daily Retail Bull 3X Shares	(5,748,373)	—	—	(3,941,099)	(9,689,472)
Direxion Daily S&P Biotech Bull 3X Shares	109,565,683	803,818	—	—	110,369,501
Direxion Daily S&P Biotech Bear 3X Shares	(49,415,695)	—	—	(74,739,004)	(124,154,699)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	1,224,816	—	—	(5,267,045)	(4,042,229)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	(8,445,427)	—	—	(19,731,301)	(28,176,728)
Direxion Daily Semiconductor Bull 3X Shares	175,686,937	—	—	—	175,686,937
Direxion Daily Semiconductor Bear 3X Shares	(30,848,758)	—	—	(158,776,153)	(189,624,911)
Direxion Daily Technology Bull 3X Shares	121,312,231	—	—	—	121,312,231
Direxion Daily Technology Bear 3X Shares	(13,984,887)	—	—	(128,691,146)	(142,676,033)
DIREXION SEMI-ANNUAL REPORT

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Transportation Bull 3X Shares	$2,485	$446,208	$—	$—	$448,693
Direxion Daily Utilities Bull 3X Shares	317,740	—	—	—	317,740
Direxion Daily 7-10 Year Treasury Bull 3X Shares	(391,727)	—	—	(182,812)	(574,539)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	(2,455,595)	—	—	(71,247,555)	(73,703,150)
Direxion Daily 20+ Year Treasury Bull 3X Shares	(2,867,356)	218,235	—	(8,797,880)	(11,447,001)
Direxion Daily 20+ Year Treasury Bear 3X Shares	(84,027,870)	—	—	(984,886,098)	(1,068,913,968)
Direxion Daily Emerging Markets Bond Bull 3X Shares	72,438	18,404	—	—	90,842

1  Other Accumulated Earnings (Losses) consist of capital loss carryover, qualified late year losses and organizational costs.

At April 30, 2018, the aggregate gross unrealized appreciation and depreciation of investments for U.S Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily Mid Cap Bull 3X Shares	$54,497,751	$—	$(135,678)	$(135,678)
Direxion Daily Mid Cap Bear 3X Shares	2,372,878	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	1,001,311,901	3,950,341	—	3,950,341
Direxion Daily S&P 500® Bear 3X Shares	154,165,345	—	—	—
Direxion Daily Small Cap Bull 3X Shares	750,381,326	1,251,696	—	1,251,696
Direxion Daily Small Cap Bear 3X Shares	245,824,869	—	—	—
Direxion Daily EURO STOXX 50® Bull 3X Shares	3,652,323	108,982	—	108,982
Direxion Daily FTSE China Bull 3X Shares	285,800,838	—	(4,539,102)	(4,539,102)
Direxion Daily FTSE China Bear 3X Shares	28,216,682	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	44,084,916	—	(1,190,970)	(1,190,970)
Direxion Daily Latin America Bull 3X Shares	18,634,947	33,465	—	33,465
Direxion Daily MSCI Brazil Bull 3X Shares	150,673,918	—	(7,120,708)	(7,120,708)
Direxion Daily MSCI Developed Markets Bull 3X Shares	32,878,013	—	(239,500)	(239,500)
Direxion Daily MSCI Developed Markets Bear 3X Shares	1,946,962	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	297,370,657	—	(611,602)	(611,602)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	41,821,396	—	—	—
Direxion Daily MSCI India Bull 3X Shares	84,711,644	343,979	—	343,979
Direxion Daily MSCI Japan Bull 3X Shares	21,071,704	38,814	—	38,814
Direxion Daily MSCI Mexico Bull 3X Shares	12,503,211	—	(300,373)	(300,373)
Direxion Daily MSCI South Korea Bull 3X Shares	20,148,596	—	(72,189)	(72,189)
Direxion Daily Russia Bull 3X Shares	165,570,003	—	(4,900,683)	(4,900,683)
Direxion Daily Russia Bear 3X Shares	15,850,513	—	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	83,116,462	1,982,451	(2,764,399)	(781,948)
Direxion Daily Energy Bull 3X Shares	337,425,764	562,090	—	562,090
Direxion Daily Energy Bear 3X Shares	30,095,546	—	—	—
Direxion Daily Financial Bull 3X Shares	1,732,620,403	81,286,090	(27,388,025)	53,898,065
Direxion Daily Financial Bear 3X Shares	70,454,183	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	869,460,535	—	(18,056,875)	(18,056,875)
Direxion Daily Gold Miners Index Bear 3X Shares	183,195,944	—	—	—
Direxion Daily Healthcare Bull 3X Shares	131,768,610	576,103	—	576,103
Direxion Daily Homebuilders & Supplies Bull 3X Shares	48,912,932	566,345	(2,948,686)	(2,382,341)
Direxion Daily Industrials Bull 3X Shares	5,024,558	—	(732)	(732)
Direxion Daily Junior Gold Miners Index Bull 3X Shares	457,503,369	—	(5,399,405)	(5,399,405)

DIREXION SEMI-ANNUAL REPORT

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily Junior Gold Miners Index Bear 3X Shares	$74,207,023	$—	$—	$—
Direxion Daily MSCI Real Estate Bull 3X Shares	62,276,778	966,165	(205,689)	760,476
Direxion Daily MSCI Real Estate Bear 3X Shares	9,579,094	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	26,048,758	174,358	(2,142,697)	(1,968,339)
Direxion Daily Natural Gas Related Bear 3X Shares	3,943,223	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	3,194,175	38,355	(359,794)	(321,439)
Direxion Daily Regional Banks Bull 3X Shares	41,599,223	1,998,967	(355,964)	1,643,003
Direxion Daily Regional Banks Bear 3X Shares	1,058,498	—	—	—
Direxion Daily Retail Bull 3X Shares	17,486,135	1,461,270	(789,688)	671,582
Direxion Daily Robotics, Artificial Intellegence & Automation Index Bull 3X Shares	2,129,440	—	(71,240)	(71,240)
Direxion Daily S&P Biotech Bull 3X Shares	350,045,323	—	(2,250,467)	(2,250,467)
Direxion Daily S&P Biotech Bear 3X Shares	48,012,723	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	77,878,856	619,180	—	619,180
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	56,264,266	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	768,440,783	7,239,175	(38,049,255)	(30,810,080)
Direxion Daily Semiconductor Bear 3X Shares	22,186,155	—	—	—
Direxion Daily Technology Bull 3X Shares	468,354,549	42,773,909	—	42,773,909
Direxion Daily Technology Bear 3X Shares	17,115,253	—	—	—
Direxion Daily Transportation Bull 3X Shares	8,103,685	141,977	(240,524)	(98,547)
Direxion Daily Utilities Bull 3X Shares	3,382,528	29,907	—	29,907
Direxion Daily 7-10 Year Treasury Bull 3X Shares	5,100,594	—	(58,087)	(58,087)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	14,169,794	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	87,960,167	—	(2,943,680)	(2,943,680)
Direxion Daily 20+ Year Treasury Bear 3X Shares	225,962,747	—	—	—
Direxion Daily Emerging Markets Bond Bull 3X Shares	1,073,378	—	(37,311)	(37,311)

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales and basis adjustments on investments in real estate investment trusts ("REITs").

Net investment income/(loss) and realized gains and losses for U.S. Federal income tax purposes may differ from those reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income/(loss) and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to tax treatment of redemptions in-kind, net operating losses, distribution reclasses, sales of REITS, and utilization of earnings and profits distributed to shareholders on redemption of shares.

In order to meet certain U.S. excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2017.

In order to meet certain U.S. excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2017.

DIREXION SEMI-ANNUAL REPORT

At October 31, 2017, these Funds deferred, on a tax basis, qualified late year losses of:

Ordinary Late Year Loss Deferral
Direxion Daily Mid Cap Bull 3X Shares	$—
Direxion Daily Mid Cap Bear 3X Shares	16,914
Direxion Daily S&P 500® Bull 3X Shares	—
Direxion Daily S&P 500® Bear 3X Shares	704,801
Direxion Daily Small Cap Bull 3X Shares	—
Direxion Daily Small Cap Bear 3X Shares	870,339
Direxion Daily EURO STOXX 50® Bull 3X Shares	—
Direxion Daily FTSE China Bull 3X Shares	458,579
Direxion Daily FTSE China Bear 3X Shares	85,362
Direxion Daily FTSE Europe Bull 3X Shares	—
Direxion Daily Latin America Bull 3X Shares	28,958
Direxion Daily MSCI Brazil Bull 3X Shares	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	9,952
Direxion Daily MSCI Emerging Markets Bull 3X Shares	656,729
Direxion Daily MSCI Emerging Markets Bear 3X Shares	129,879
Direxion Daily MSCI India Bull 3X Shares	—
Direxion Daily MSCI Japan Bull 3X Shares	19,648
Direxion Daily MSCI Mexico Bull 3X Shares	—
Direxion Daily MSCI South Korea Bull 3X Shares	—
Direxion Daily Russia Bull 3X Shares	951,828
Direxion Daily Russia Bear 3X Shares	49,719
Direxion Daily Aerospace & Defense Bull 3X Shares	—
Direxion Daily Energy Bull 3X Shares	—
Direxion Daily Energy Bear 3X Shares	94,688
Direxion Daily Financial Bull 3X Shares	—
Direxion Daily Financial Bear 3X Shares	326,904
Direxion Daily Gold Miners Index Bull 3X Shares	5,199,260
Direxion Daily Gold Miners Index Bear 3X Shares	586,877
Direxion Daily Healthcare Bull 3X Shares	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—
Direxion Daily Industrials Bull 3X Shares	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	2,558,601
Direxion Daily Junior Gold Miners Index Bear 3X Shares	262,567
Direxion Daily MSCI Real Estate Bull 3X Shares	—
Direxion Daily MSCI Real Estate Bear 3X Shares	29,760
Direxion Daily Natural Gas Related Bull 3X Shares	121,012
Direxion Daily Natural Gas Related Bear 3X Shares	7,644
Direxion Daily Regional Banks Bull 3X Shares	—
Direxion Daily Regional Banks Bear 3X Shares	2,128
Direxion Daily Retail Bull 3X Shares	4,397
Direxion Daily S&P Biotech Bull 3X Shares	—
Direxion Daily S&P Biotech Bear 3X Shares	75,119
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	210,238
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	62,214
Direxion Daily Semiconductor Bull 3X Shares	—
Direxion Daily Semiconductor Bear 3X Shares	30,667
Direxion Daily Technology Bull 3X Shares	—
Direxion Daily Technology Bear 3X Shares	15,163
Direxion Daily Transportation Bull 3X Shares	—
Direxion Daily Utilities Bull 3X Shares	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	62,488
Direxion Daily 20+ Year Treasury Bull 3X Shares	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	775,273
Direxion Daily Emerging Markets Bond Bull 3X Shares	—

DIREXION SEMI-ANNUAL REPORT

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of the ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

At October 31, 2017, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated:

Funds	Utilized in Current Year	October 31, 2019	October 31, 2018	Unlimited ST	Unlimited LT
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	—	22,162,993	4,862,033	42,582,862	—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	227,849,840	243,723,246	719,557,345	28,636
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	447,535,089	170,386,620	2,188,359,754	—
Direxion Daily EURO STOXX 50® Bull 3X Shares	—	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	53,364,906	—	—	13,753,852	464,786
Direxion Daily FTSE China Bear 3X Shares	—	—	—	54,586,301	—
Direxion Daily FTSE Europe Bull 3X Shares	3,721,037	—	—	14,426,512	—
Direxion Daily Latin America Bull 3X Shares	9,667,783	—	—	15,822,609	20,130,880
Direxion Daily MSCI Brazil Bull 3X Shares	13,984,066	—	—	—	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	4,478,557	—	—	—	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	—	6,226,800	3,814,712	32,418,277	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	126,280,813	—	—	36,837,685	47,245,171
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	73,271,322	33,557,979	241,077,693	—
Direxion Daily MSCI India Bull 3X Shares	22,864,845	—	—	—	—
Direxion Daily MSCI Japan Bull 3X Shares	1,108,983	—	—	1,711,687	—
Direxion Daily MSCI Mexico Bull 3X Shares	—	—	—	328,748	—
Direxion Daily MSCI South Korea Bull 3X Shares	235,010	—	—	—	—
Direxion Daily Russia Bull 3X Shares	80,838,571	—	—	92,841,428	—
Direxion Daily Russia Bear 3X Shares	—	649,297	—	107,231,276	—
Direxion Daily Aerospace & Defense Bull 3X Shares	—	—	—	—	—
Direxion Daily Energy Bull 3X Shares	29,894,225	—	—	109,181,138	—
Direxion Daily Energy Bear 3X Shares	—	12,590,578	3,644,343	157,889,309	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	679,926,863	839,658,285	2,410,616,310	—
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	379,917,367	599,634,754
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	398,662,071	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	838,039	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	283,619,899	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	62,426,244	—	—	55,524,349	—
Direxion Daily MSCI Real Estate Bull 3X Shares	—	—	—		—

DIREXION SEMI-ANNUAL REPORT

Funds	Utilized in Current Year	October 31, 2019	October 31, 2018	Unlimited ST	Unlimited LT
Direxion Daily MSCI Real Estate Bear 3X Shares	$—	$81,864,882	$40,732,146	$56,304,422	$—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	157,485,514	5,846,278
Direxion Daily Natural Gas Related Bear 3X Shares	2,034,249	—	—	8,273,999	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	1,984,713	—
Direxion Daily Regional Banks Bear 3X Shares	—	—	—	1,065,459	—
Direxion Daily Retail Bull 3X Shares	—	—	—	3,931,396	5,306
Direxion Daily S&P Biotech Bull 3X Shares	47,516,880	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	74,663,885	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—	—	—	5,056,807	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	1,413,275	—	—	19,669,087	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	961,396	—	157,784,090	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	37,175,240	11,093,015	80,406,836	—
Direxion Daily Transportation Bull 3X Shares	—	—	—	—	—
Direxion Daily Utilities Bull 3X Shares	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	182,812	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	2,880,591	13,265,888	55,038,588	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	8,797,880	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	28,463,580	101,871,069	93,882,293	788,357,463	—
Direxion Daily Emerging Markets Bond Bull 3X Shares	—	—	—	—	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2018, open U.S. Federal and state income tax years include the tax years ended October 31, 2014 through October 31, 2017. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

4.  CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called "Creation Units." A Creation Unit consists of 50,000 shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is

DIREXION SEMI-ANNUAL REPORT

applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the period ended April 30, 2018. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, and swaps contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swap and future contracts.

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily Mid Cap Bull 3X Shares	$22,385,424	$4,578,919	$10,023,325	$14,353,921
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	554,066,950	432,566,777	589,328,339	375,002,542
Direxion Daily S&P 500® Bear 3X Shares[1]	78,795	12,378,902	—	—
Direxion Daily Small Cap Bull 3X Shares	331,602,655	130,734,060	366,082,093	473,614,608
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—
Direxion Daily EURO STOXX 50® Bull 3X Shares	821,740	964,318		—
Direxion Daily FTSE China Bull 3X Shares	232,969,497	130,412,457	181,115,196	211,927,231
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	48,725,705	13,360,121	16,690,823	63,036,852
Direxion Daily Latin America Bull 3X Shares	8,158,880	362,123	2,234,885	5,528,499
Direxion Daily MSCI Brazil Bull 3X Shares	135,461,015	9,905,157	113,313,595	256,799,778
Direxion Daily MSCI Developed Markets Bull 3X Shares	17,290,221	—	4,764,038	16,066,825
Direxion Daily MSCI Developed Markets Bear 3X Shares	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	166,961,198	122,236,556	131,941,493	115,885,091
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—
Direxion Daily MSCI India Bull 3X Shares	42,047,265	22,449,131	30,653,235	41,916,540
Direxion Daily MSCI Japan Bull 3X Shares	5,215,265	—	4,585,930	3,798,433
Direxion Daily MSCI Mexico Bull 3X Shares	—	2,551,591	13,627,767	—
Direxion Daily MSCI South Korea Bull 3X Shares	19,700,238	4,016,282	5,760,201	11,943,145
Direxion Daily Russia Bull 3X Shares	92,924,850	32,663,795	62,229,625	102,098,440
Direxion Daily Russia Bear 3X Shares	—	—	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	9,093,573	15,431,133	63,519,210	22,688,603
Direxion Daily Energy Bull 3X Shares	221,710,450	80,318,794	145,041,091	297,442,044
Direxion Daily Energy Bear 3X Shares	—	—	—	—
Direxion Daily Financial Bull 3X Shares	631,079,075	472,756,660	549,018,644	281,090,368
Direxion Daily Financial Bear 3X Shares	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	364,975,400	106,762,533	452,622,852	1,068,886,382
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	16,663,800	16,187,826	44,979,540	25,208,090
Direxion Daily Homebuilders & Supplies Bull 3X Shares	8,714,012	42,116,585	67,871,054	22,210,301
Direxion Daily Industrials Bull 3X Shares	—	4,935,167	7,590,362	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	219,348,500	72,881,616	242,718,089	692,953,107
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—	—
Direxion Daily MSCI Real Estate Bull 3X Shares	59,250,632	77,493,172	47,088,280	22,210,971
Direxion Daily MSCI Real Estate Bear 3X Shares	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	16,019,662	3,708,974	18,509,040	54,092,714
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares[2]	2,946,197	1,797,311	5,060,604	3,089,615
Direxion Daily Regional Banks Bull 3X Shares	13,930,382	12,397,647	12,941,182	—
Direxion Daily Regional Banks Bear 3X Shares	—	—	—	—
Direxion Daily Retail Bull 3X Shares	16,667,559	12,933,419	5,615,000	15,065,637
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares[3]	1,272,440	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	304,755,600	244,339,840	484,679,759	537,590,476

DIREXION SEMI-ANNUAL REPORT

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily S&P Biotech Bear 3X Shares	$—	$—	$—	$—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	86,438,650	25,753,728	79,858,777	160,113,306
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	283,672,145	225,144,832	549,325,808	270,445,325
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—
Direxion Daily Technology Bull 3X Shares	30,398,550	64,121,519	127,690,708	5,423,616
Direxion Daily Technology Bear 3X Shares	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	1,559,210	—	5,113,917	1,957,999
Direxion Daily Utilities Bull 3X Shares	252,395	3,300,560	16,576,392	12,658,245
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	73,217,424	77,187,988
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—
Direxion Daily Emerging Markets Bond Bull 3X Shares	1,331,232	2,180,699	—	—

1  Represents purchases in affiliate, Direxon Daily S&P 500® Bear 1X Shares.

2  Represents the period from November 15, 2017 (commencement of operations) to April 30, 2018.

3  Represents the period from April 19, 2018 (commencement of operations) to April 30, 2018.

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2018.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.75% at an annual rate based on its average daily net assets.

For each Fund, the Adviser has agreed to waive a portion of its fees based upon specific breakpoints based on each Fund's daily net assets at least until September 1, 2019. The breakpoint schedule is detailed in the table below:

Net Asset Range	Advisory Fee Limit
$0 – $1,500,000,000	0.75%
$1,500,000,000 – $2,000,000,000	0.70%
$2,000,000,000 – $2,500,000,000	0.65%
$2,500,000,000 – $3,000,000,000	0.60%
$3,000,000,000 – $3,500,000,000	0.55%
$3,500,000,000 – $4,000,000,000	0.50%
$4,000,000,000 – $4,500,000,000	0.45%
Greater than $4,500,000,000	0.40%

During the period ended April 30, 2018, the Adviser waived investment advisory fees in the Direxion Financial Bull 3X per the breakpoint scheduled detailed above. Additionally, for the period ended April 30, 3018, the Adviser waived $24,365 of investment advisory fees in the Direxion Daily S&P 500® Bear 3X Shares. These fees related to its investment in the S&P 500® Bear 1X Shares, an affiliated Fund. These waived investment advisory fees are not subject to recoupment.

Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Trust pays the Adviser management service fees of 0.026% on the first $10,000,000,000 of the Trust's daily net assets and 0.024% on assets in excess of $10,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse each Fund's operating expenses to the extent that they exceed 0.95% of each Fund's respective average daily

DIREXION SEMI-ANNUAL REPORT

net assets at least until September 1, 2019. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2018	October 31, 2019	October 31, 2020	April 30, 2021	Recoupment Amount
Direxion Daily Mid Cap Bull 3X Shares	$—	$11,117	$22,753	$37,975	$30,329	$11,117	$102,174
Direxion Daily Mid Cap Bear 3X Shares	—	11,485	26,804	31,444	30,506	11,485	100,239
Direxion Daily S&P 500® Bull 3X Shares	11,795	—	—	—	11,795	—	11,795
Direxion Daily S&P 500® Bear 3X Shares	—	4,889	32,630	83,176	43,301	4,889	163,996
Direxion Daily Small Cap Bull 3X Shares	—	49,036	165,116	139,350	68,394	49,036	421,896
Direxion Daily Small Cap Bear 3X Shares	—	50,911	195,511	189,079	141,273	50,911	576,774
Direxion Daily EURO STOXX 50® Bull 3X Shares	—	12,357	—	—	27,257	12,357	39,614
Direxion Daily FTSE China Bull 3X Shares	—	33,937	52,781	75,021	73,449	33,937	235,188
Direxion Daily FTSE China Bear 3X Shares	—	14,841	36,274	61,794	52,149	14,841	165,058
Direxion Daily FTSE Europe Bull 3X Shares	7,320	—	10,868	23,550	10,803	—	45,221
Direxion Daily Latin America Bull 3X Shares	—	14,135	32,537	37,072	34,261	14,135	118,005
Direxion Daily MSCI Brazil Bull 3X Shares	8,528	1,150	33,656	41,581	25,319	1,150	101,706
Direxion Daily MSCI Developed Markets Bull 3X Shares	—	24,048	47,458	62,016	60,131	24,048	193,653
Direxion Daily MSCI Developed Markets Bear 3X Shares	—	35,071	68,565	75,544	77,095	35,071	256,275
Direxion Daily MSCI Emerging Markets Bull 3X Shares	4,195	6,504	—	68,967	41,792	6,504	117,263
Direxion Daily MSCI Emerging Markets Bear 3X Shares	403	14,281	18,512	57,645	46,805	14,281	137,243
Direxion Daily MSCI India Bull 3X Shares	—	13,233	28,207	46,522	29,893	13,233	117,855
Direxion Daily MSCI Japan Bull 3X Shares	—	18,998	38,909	47,576	47,738	18,998	153,221
Direxion Daily MSCI Mexico Bull 3X Shares	—	8,366	—	—	25,738	8,366	34,104
Direxion Daily MSCI South Korea Bull 3X Shares	—	11,380	29,972	30,643	29,004	11,380	100,999
Direxion Daily Russia Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily Russia Bear 3X Shares	—	6,954	25,321	18,693	17,963	6,954	68,931
Direxion Daily Aerospace & Defense Bull 3X Shares	335	414	—	—	29,153	414	29,567

DIREXION SEMI-ANNUAL REPORT

			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2018	October 31, 2019	October 31, 2020	April 30, 2021	Recoupment Amount
Direxion Daily Energy Bull $ 3X Shares	$5,452	$2,274	$15,763	$42,811	$23,570	2,274	$84,418
Direxion Daily Energy Bear 3X Shares	—	9,968	18,091	43,863	39,361	9,968	111,283
Direxion Daily Financial Bull 3X Shares	32,280	—	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	10,723	72,684	99,421	105,295	10,723	288,123
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	37	6,995	39,736	66,252	29,753	6,995	142,736
Direxion Daily Homebuilders & Supplies Bull 3X Shares	15	8,508	27,097	34,712	30,435	8,508	100,752
Direxion Daily Industrials Bull 3X Shares	—	12,697	—	—	34,998	12,697	47,695
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	27,033	—	—	38,656	654	—	39,310
Direxion Daily MSCI Real Estate Bull 3X Shares	—	9,600	—	48,669	39,820	9,600	98,089
Direxion Daily MSCI Real Estate Bear 3X Shares	—	29,908	63,837	70,252	70,117	29,908	234,114
Direxion Daily Natural Gas Related Bull 3X Shares	—	9,367	48,864	66,435	41,268	9,367	165,934
Direxion Daily Natural Gas Related Bear 3X Shares	—	10,183	—	46,696	33,950	10,183	90,829
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	21,151	—	—	—	21,151	21,151
Direxion Daily Regional Banks Bull 3X Shares	107	9,795	18,605	40,319	25,944	9,795	94,663
Direxion Daily Regional Banks Bear 3X Shares	—	11,771	18,468	40,429	32,622	11,771	103,290
Direxion Daily Retail Bull 3X Shares	—	9,936	25,551	39,834	31,491	9,936	106,812
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	—	1,646	—	—	—	1,646	1,646
Direxion Daily S&P Biotech Bull 3X Shares	7,260	1,477	—	44,601	25,050	1,477	71,128
Direxion Daily S&P Biotech Bear 3X Shares	—	13,650	30,367	42,944	34,217	13,650	121,178
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—	11,013	31,773	38,994	29,033	11,013	110,813
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	10,252	31,769	37,128	34,091	10,252	113,240
Direxion Daily Semiconductor Bull 3X Shares	84,357	1,432	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	7,324	31,222	28,749	25,270	7,324	92,565

DIREXION SEMI-ANNUAL REPORT

			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2018	October 31, 2019	October 31, 2020	April 30, 2021	Recoupment Amount
Direxion Daily Technology Bull 3X Shares	$18,927	$—	$—	$25,850	$14,619	$—	$40,469
Direxion Daily Technology Bear 3X Shares	—	10,862	19,924	37,968	32,559	10,862	101,313
Direxion Daily Transportation Bull 3X Shares	—	11,669	—	—	36,044	11,669	47,713
Direxion Daily Utilities Bull 3X Shares	—	12,983	—	—	34,765	12,983	47,748
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	19,614	31,202	46,735	46,631	19,614	144,182
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	12,672	—	38,077	28,082	12,672	78,831
Direxion Daily 20+ Year Treasury Bull 3X Shares	8,995	—	2,461	9,461	3,858	—	15,780
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	—	—	—
Direxion Daily Emerging Markets Bond Bull 3X Shares	—	13,481	—	—	20,186	13,481	33,667

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of April 30, 2018 is presented on the Statement of Assets and Liabilities as Due from (to) investment adviser, net.

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

7.  FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes of valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

DIREXION SEMI-ANNUAL REPORT

The following is a summary of the inputs used to value the Funds' net assets as of April 30, 2018:

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$37,058,837	$—	$—	$37,058,837	$—	$—	$—	$—
Short Term Investments	17,303,236	—	—	17,303,236	2,372,878	—	—	2,372,878
Other Financial Instruments*	—	1,028,558	—	1,028,558	—	41,112	—	41,112
Cash Equivalents	7,542,120	—	—	7,542,120	1,779,813	—	—	1,779,813
	Direxion Daily S&P 500® Bull 3X Shares				Direxion Daily S&P 500® Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$798,797,644	$—	$—	$798,797,644	$—	$—	$—	$—
Short Term Investments	206,464,598	—	—	206,464,598	154,165,345	—	—	154,165,345
Other Financial Instruments*	(13,962,550)	30,429,294	—	16,466,744	—	(5,646,730)	—	(5,646,730)
Cash Equivalents	119,287,131	—	—	119,287,131	141,819,232	—	—	141,819,232
	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$466,338,879	$—	$—	$466,338,879	$—	$—	$—	$—
Short Term Investments	285,294,143	—	—	285,294,143	245,824,869	—	—	245,824,869
Other Financial Instruments*	—	33,388,126	—	33,388,126	—	(13,602,415)	—	(13,602,415)
Cash Equivalents	40,481,470	—	—	40,481,470	152,010,141	—	—	152,010,141
	Direxion Daily EURO STOXX 50® Bull 3X Shares				Direxion Daily FTSE China Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$2,673,507	$—	$—	$2,673,507	$220,282,427	$—	$—	$220,282,427
Short Term Investments	1,087,798	—	—	1,087,798	60,979,309	—	—	60,979,309
Other Financial Instruments*	—	(141,878)	—	(141,878)	—	6,530,069	—	6,530,069
Cash Equivalents	379,553	—	—	379,553	37,555,040	—	—	37,555,040
	Direxion Daily FTSE China Bear 3X Shares				Direxion Daily FTSE Europe Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$32,492,691	$—	$—	$32,492,691
Short Term Investments	28,216,682	—	—	28,216,682	10,401,255	—	—	10,401,255
Other Financial Instruments*	—	(892,786)	—	(892,786)	—	3,598,276	—	3,598,276
Cash Equivalents	18,356,631	—	—	18,356,631	21,453,544	—	—	21,453,544
	Direxion Daily Latin America Bull 3X Shares				Direxion Daily MSCI Brazil Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$13,283,357	$—	$—	$13,283,357	$98,551,852	$—	$—	$98,551,852
Short Term Investments	5,385,055	—	—	5,385,055	45,001,358	—	—	45,001,358
Other Financial Instruments*	—	(776,057)	—	(776,057)	—	15,039,535	—	15,039,535
Cash Equivalents	1,310,967	—	—	1,310,967	8,454,194	—	—	8,454,194

DIREXION SEMI-ANNUAL REPORT

	Direxion Daily MSCI Developed Markets Bull 3X Shares				Direxion Daily MSCI Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$20,931,188	$—	$—	$20,931,188	$—	$—	$—	$—
Short Term Investments	11,707,325	—	—	11,707,325	1,946,962	—	—	1,946,962
Other Financial Instruments*	—	435,357	—	435,357	—	(103,705)	—	(103,705)
Cash Equivalents	7,080	—	—	7,080	1,474,727	—	—	1,474,727
	Direxion Daily MSCI Emerging Markets Bull 3X Shares				Direxion Daily MSCI Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$230,844,006	$—	$—	$230,844,006	$—	$—	$—	$—
Short Term Investments	65,915,049	—	—	65,915,049	41,821,396	—	—	41,821,396
Other Financial Instruments*	—	(2,838,042)	—	(2,838,042)	—	3,496,127	—	3,496,127
Cash Equivalents	41,572,442	—	—	41,572,442	25,346,089	—	—	25,346,089
	Direxion Daily MSCI India Bull 3X Shares				Direxion Daily MSCI Japan Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$64,478,871	$—	$—	$64,478,871	$15,613,527	$—	$—	$15,613,527
Short Term Investments	20,576,752	—	—	20,576,752	5,496,991	—	—	5,496,991
Other Financial Instruments*	—	5,926,327	—	5,926,327	—	(265,583)	—	(265,583)
Cash Equivalents	33,140,737	—	—	33,140,737	5,865,812	—	—	5,865,812
	Direxion Daily MSCI Mexico Bull 3X Shares				Direxion Daily MSCI South Korea Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$10,627,743	$—	$—	$10,627,743	$11,809,249	$—	$—	$11,809,249
Short Term Investments	1,575,095	—	—	1,575,095	8,267,158	—	—	8,267,158
Other Financial Instruments*	—	856,254	—	856,254	—	403,134	—	403,134
Cash Equivalents	4,519,992	—	—	4,519,992	450,794	—	—	450,794
	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$106,368,347	$—	$—	$106,368,347	$—	$—	$—	$—
Short Term Investments	54,300,973	—	—	54,300,973	15,850,513	—	—	15,850,513
Other Financial Instruments*	—	(6,743,960)	—	(6,743,960)	—	(587,890)	—	(587,890)
Cash Equivalents	16,142,106	—	—	16,142,106	7,679,336	—	—	7,679,336
	Direxion Daily Aerospace & Defense Bull 3X Shares				Direxion Daily Energy Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$66,844,576	$—	$—	$66,844,576	$244,876,411	$—	$—	$244,876,411
Short Term Investments	15,489,938	—	—	15,489,938	93,111,443	—	—	93,111,443
Other Financial Instruments*	—	(7,370,553)	—	(7,370,553)	—	54,225,301	—	54,225,301
Cash Equivalents	9,162,205	—	—	9,162,205	116,240,207	—	—	116,240,207

DIREXION SEMI-ANNUAL REPORT

	Direxion Daily Energy Bear 3X Shares				Direxion Daily Financial Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$1,366,395,509	$—	$—	$1,366,395,509
Short Term Investments	30,095,546	—	—	30,095,546	420,122,959	—	—	420,122,959
Other Financial Instruments*	—	(6,234,652)	—	(6,234,652)	—	49,824,954	—	49,824,954
Cash Equivalents	14,259,355	—	—	14,259,355	187,802,807	—	—	187,802,807
	Direxion Daily Financial Bear 3X Shares				Direxion Daily Gold Miners Index Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$258,963,382	$—	$—	$258,963,382
Short Term Investments	70,454,183	—	—	70,454,183	592,440,278	—	—	592,440,278
Other Financial Instruments*	—	(7,395,981)	—	(7,395,981)	—	(14,139,482)	—	(14,139,482)
Cash Equivalents	76,559,285	—	—	76,559,285	398,328,571	—	—	398,328,571
	Direxion Daily Gold Miners Index Bear 3X Shares				Direxion Daily Healthcare Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$99,591,113	$—	$—	$99,591,113
Short Term Investments	183,195,944	—	—	183,195,944	32,753,600	—	—	32,753,600
Other Financial Instruments*	—	18,418,471	—	18,418,471	—	1,016,000	—	1,016,000
Cash Equivalents	104,154,626	—	—	104,154,626	38,560,286	—	—	38,560,286
	Direxion Daily Homebuilders & Supplies Bull 3X Shares				Direxion Daily Industrials Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$34,968,276	$—	$—	$34,968,276	$—	$—	$—	$—
Investment Companies – Equity	—	—	—	—	4,643,240	—	—	4,643,240
Short Term Investments	11,562,315	—	—	11,562,315	380,586	—	—	380,586
Other Financial Instruments*	—	432,807	—	432,807	—	(371,471)	—	(371,471)
Cash Equivalents	11,956,494	—	—	11,956,494	1,411,364	—	—	1,411,364
	Direxion Daily Junior Gold Miners Index Bull 3X Shares				Direxion Daily Junior Gold Miners Index Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$61,956,811	$—	$—	$61,956,811	$—	$—	$—	$—
Short Term Investments	390,147,154	—	—	390,147,154	74,207,023	—	—	74,207,023
Other Financial Instruments*	—	14,206,141	—	14,206,141	—	3,728,639	—	3,728,639
Cash Equivalents	283,248,459	—	—	283,248,459	47,529,916	—	—	47,529,916
DIREXION SEMI-ANNUAL REPORT

	Direxion Daily MSCI Real Estate Bull 3X Shares				Direxion Daily MSCI Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$44,587,073	$—	$—	$44,587,073	$—	$—	$—	$—
Short Term Investments	18,450,181	—	—	18,450,181	9,579,094	—	—	9,579,094
Other Financial Instruments*	—	3,263,289	—	3,263,289	—	(211,792)	—	(211,792)
Cash Equivalents	11,822,439	—	—	11,822,439	5,354,548	—	—	5,354,548
	Direxion Daily Natural Gas Related Bull 3X Shares				Direxion Daily Natural Gas Related Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$8,716,022	$—	$—	$8,716,022	$—	$—	$—	$—
Master Limited Partnerships	1,167,652	—	—	1,167,652	—	—	—	—
Short Term Investments	14,196,745	—	—	14,196,745	3,943,223	—	—	3,943,223
Other Financial Instruments*	—	5,204,427	—	5,204,427	—	(311,769)	—	(311,769)
Cash Equivalents	11,450,729	—	—	11,450,729	2,305,841	—	—	2,305,841
	Direxion Daily Pharmaceutical & Medical Bull 3X Shares				Direxion Daily Regional Banks Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$2,724,795	$—	$—	$2,724,795	$29,714,181	$—	$—	$29,714,181
Short Term Investments	147,941	—	—	147,941	13,528,045	—	—	13,528,045
Other Financial Instruments*	—	(49,059)	—	(49,059)	—	585,520	—	585,520
Cash Equivalents	398,123	—	—	398,123	10,039,154	—	—	10,039,154
	Direxion Daily Regional Banks Bear 3X Shares				Direxion Daily Retail Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$11,654,296	$—	$—	$11,654,296
Short Term Investments	1,058,498	—	—	1,058,498	6,503,421	—	—	6,503,421
Other Financial Instruments*	—	54,673	—	54,673	—	636,601	—	636,601
Cash Equivalents	1,315,259	—	—	1,315,259	4,119,593	—	—	4,119,593
	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares				Direxion Daily S&P Biotech Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$1,201,200	$—	$—	$1,201,200	$126,097,167	$—	$—	$126,097,167
Short Term Investments	857,000	—	—	857,000	221,697,689	—	—	221,697,689
Other Financial Instruments*	—	(302,822)	—	(302,822)	—	18,562,909	—	18,562,909
Cash Equivalents	341,810	—	—	341,810	150,025,213	—	—	150,025,213

DIREXION SEMI-ANNUAL REPORT

	Direxion Daily S&P Biotech Bear 3X Shares				Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$26,957,776	$—	$—	$26,957,776
Short Term Investments	48,012,723	—	—	48,012,723	51,540,260	—	—	51,540,260
Other Financial Instruments*	—	(6,640,621)	—	(6,640,621)	—	38,890,991	—	38,890,991
Cash Equivalents	22,024,899	—	—	22,024,899	55,693,882	—	—	55,693,882
	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares				Direxion Daily Semiconductor Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$609,860,824	$—	$—	$609,860,824
Short Term Investments	56,264,266	—	—	56,264,266	127,769,879	—	—	127,769,879
Other Financial Instruments*	—	(19,655,274)	—	(19,655,274)	—	(4,329,938)	—	(4,329,938)
Cash Equivalents	40,022,782	—	—	40,022,782	50,435,721	—	—	50,435,721
	Direxion Daily Semiconductor Bear 3X Shares				Direxion Daily Technology Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$383,631,603	$—	$—	$383,631,603
Short Term Investments	22,186,155	—	—	22,186,155	127,496,855	—	—	127,496,855
Other Financial Instruments*	—	(26,900)	—	(26,900)	—	8,613,906	—	8,613,906
Cash Equivalents	25,738,062	—	—	25,738,062	90,842,068	—	—	90,842,068
	Direxion Daily Technology Bear 3X Shares				Direxion Daily Transportation Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$6,885,364	$—	$—	$6,885,364
Investment Companies	—	—	—	—		—	—	—
Short Term Investments	17,115,253	—	—	17,115,253	1,119,774	—	—	1,119,774
Other Financial Instruments*	—	(764,092)	—	(764,092)	—	(458,384)	—	(458,384)
Cash Equivalents	10,128,723	—	—	10,128,723	1,715,748	—	—	1,715,748
	Direxion Daily Utilities Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$2,482,202	$—	$—	$2,482,202	$2,339,100	$—	$—	$2,339,100
Short Term Investments	930,232	—	—	930,232	2,703,407	—	—	2,703,407
Other Financial Instruments*	—	133,629	—	133,629	—	(512,606)	—	(512,606)
Cash Equivalents	1,476,915	—	—	1,476,915	1,615,779	—	—	1,615,779

DIREXION SEMI-ANNUAL REPORT

	Direxion Daily 7-10 Year Treasury Bear 3X Shares				Direxion Daily 20+ Year Treasury Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$55,671,389	$—	$—	$55,671,389
Short Term Investments	14,169,794	—	—	14,169,794	29,345,098	—	—	29,345,098
Other Financial Instruments*	—	1,332,370	—	1,332,370	—	750,704	—	750,704
Cash Equivalents	9,808,305	—	—	9,808,305	21,850,752	—	—	21,850,752
	Direxion Daily 20+ Year Treasury Bear 3X Shares				Direxion Daily Emerging Markets Bond Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$770,980	$—	$—	$770,980
Short Term Investments	225,962,747	—	—	225,962,747	265,087	—	—	265,087
Other Financial Instruments*	—	38,833,975	—	38,833,975	—	(14,351)	—	(14,351)
Cash Equivalents	192,905,099	—	—	192,905,099	95,096	—	—	95,096

For further detail on each asset class, see the Schedules of Investments.

*  Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the period ended October 31, 2017. There were no Level 3 securities held by the Funds during the period ended April 30, 2018. It is the Funds' policy to recognize transfers between levels at their fair values as of the beginning of the period, if applicable.

8.  VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2018, the Funds were invested in swap contracts and futures contracts. At April 30, 2018, the fair value of derivative instruments, by primary risk, was as follows:

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Mid Cap Bull 3X Shares	$1,584,022	$—	$1,584,022
Direxion Daily Mid Cap Bear 3X Shares	48,326	—	48,326
Direxion Daily S&P 500® Bull 3X Shares	33,762,273	—	33,762,273
Direxion Daily S&P 500® Bear 3X Shares	3,481,882	—	3,481,882
Direxion Daily Small Cap Bull 3X Shares	33,388,126	—	33,388,126

DIREXION SEMI-ANNUAL REPORT

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Small Cap Bear 3X Shares	$2,607,693	$—	$2,607,693
Direxion Daily FTSE China Bull 3X Shares	6,795,488	—	6,795,488
Direxion Daily FTSE Europe Bull 3X Shares	3,662,566	—	3,662,566
Direxion Daily MSCI Brazil Bull 3X Shares	16,346,056	—	16,346,056
Direxion Daily MSCI Developed Markets Bull 3X Shares	568,377	—	568,377
Direxion Daily MSCI Emerging Markets Bull 3X Shares	2,470,828	—	2,470,828
Direxion Daily MSCI Emerging Markets Bear 3X Shares	3,497,300	—	3,497,300
Direxion Daily MSCI India Bull 3X Shares	5,926,327	—	5,926,327
Direxion Daily MSCI Mexico Bull 3X Shares	886,999	—	886,999
Direxion Daily MSCI South Korea Bull 3X Shares	519,508	—	519,508
Direxion Daily Russia Bull 3X Shares	1,453,600	—	1,453,600
Direxion Daily Russia Bear 3X Shares	371,084	—	371,084
Direxion Daily Energy Bull 3X Shares	54,225,301	—	54,225,301
Direxion Daily Financial Bull 3X Shares	50,097,334	—	50,097,334
Direxion Daily Gold Miners Index Bull 3X Shares	19,793,610	—	19,793,610
Direxion Daily Gold Miners Index Bear 3X Shares	20,048,502	—	20,048,502
Direxion Daily Healthcare Bull 3X Shares	1,052,274	—	1,052,274
Direxion Daily Homebuilders & Supplies Bull 3X Shares	432,807	—	432,807
Direxion Daily Junior Gold Miners Index Bull 3X Shares	29,927,691	—	29,927,691
Direxion Daily Junior Gold Miners Index Bear 3X Shares	5,369,201	—	5,369,201
Direxion Daily MSCI Real Estate Bull 3X Shares	4,176,181	—	4,176,181
Direxion Daily MSCI Real Estate Bear 3X Shares	403,485	—	403,485
Direxion Daily Natural Gas Related Bull 3X Shares	5,204,427	—	5,204,427
Direxion Daily Regional Banks Bull 3X Shares	1,246,280	—	1,246,280
Direxion Daily Regional Banks Bear 3X Shares	54,673	—	54,673
Direxion Daily Retail Bull 3X Shares	636,601	—	636,601
Direxion Daily S&P Biotech Bull 3X Shares	19,227,148	—	19,227,148
Direxion Daily S&P Biotech Bear 3X Shares	171,680	—	171,680
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	38,890,991	—	38,890,991
Direxion Daily Semiconductor Bull 3X Shares	422,433	—	422,433
Direxion Daily Technology Bull 3X Shares	8,777,557	—	8,777,557
Direxion Daily Technology Bear 3X Shares	388,625	—	388,625
Direxion Daily Utilities Bull 3X Shares	133,629	—	133,629
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	1,371,009	1,371,009
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	2,046,933	2,046,933
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	39,877,944	39,877,944

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Mid Cap Bull 3X Shares	$555,464	$—	$555,464
Direxion Daily Mid Cap Bear 3X Shares	7,214	—	7,214
Direxion Daily S&P 500® Bull 3X Shares	3,332,979	—	3,332,979
Direxion Daily S&P 500® Bear 3X Shares	9,128,612	—	9,128,612
Direxion Daily Small Cap Bear 3X Shares	16,210,108	—	16,210,108
Direxion Daily EURO STOXX 50® Bull 3X Shares	141,878	—	141,878
Direxion Daily FTSE China Bull 3X Shares	265,419	—	265,419
Direxion Daily FTSE China Bear 3X Shares	892,786	—	892,786
Direxion Daily FTSE Europe Bull 3X Shares	64,290	—	64,290
Direxion Daily Latin America Bull 3X Shares	776,057	—	776,057
Direxion Daily MSCI Brazil Bull 3X Shares	1,306,521	—	1,306,521
Direxion Daily MSCI Developed Markets Bull 3X Shares	133,020	—	133,020
Direxion Daily MSCI Developed Markets Bear 3X Shares	103,705	—	103,705
Direxion Daily MSCI Emerging Markets Bull 3X Shares	5,308,870	—	5,308,870
Direxion Daily MSCI Emerging Markets Bear 3X Shares	1,173	—	1,173
Direxion Daily MSCI Japan Bull 3X Shares	265,583	—	265,583
Direxion Daily MSCI Mexico Bull 3X Shares	30,745	—	30,745

DIREXION SEMI-ANNUAL REPORT

	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily MSCI South Korea Bull 3X Shares	$116,374	$—	$116,374
Direxion Daily Russia Bull 3X Shares	8,197,560	—	8,197,560
Direxion Daily Russia Bear 3X Shares	958,974	—	958,974
Direxion Daily Aerospace & Defense Bull 3X Shares	7,370,553	—	7,370,553
Direxion Daily Energy Bear 3X Shares	6,234,652	—	6,234,652
Direxion Daily Financial Bull 3X Shares	272,379	—	272,379
Direxion Daily Financial Bear 3X Shares	7,395,981	—	7,395,981
Direxion Daily Gold Miners Index Bull 3X Shares	33,933,092	—	33,933,092
Direxion Daily Gold Miners Index Bear 3X Shares	1,630,031	—	1,630,031
Direxion Daily Healthcare Bull 3X Shares	36,274	—	36,274
Direxion Daily Industrials Bull 3X Shares	371,471	—	371,471
Direxion Daily Junior Gold Miners Index Bull 3X Shares	15,721,550	—	15,721,550
Direxion Daily Junior Gold Miners Index Bear 3X Shares	1,640,562	—	1,640,562
Direxion Daily MSCI Real Estate Bull 3X Shares	912,892	—	912,892
Direxion Daily MSCI Real Estate Bear 3X Shares	615,277	—	615,277
Direxion Daily Natural Gas Related Bear 3X Shares	311,769	—	311,769
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	49,059	—	49,059
Direxion Daily Regional Banks Bull 3X Shares	660,760	—	660,760
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	302,822	—	302,822
Direxion Daily S&P Biotech Bull 3X Shares	664,239	—	664,239
Direxion Daily S&P Biotech Bear 3X Shares	6,812,301	—	6,812,301
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	19,655,274	—	19,655,274
Direxion Daily Semiconductor Bull 3X Shares	4,752,371	—	4,752,371
Direxion Daily Semiconductor Bear 3X Shares	26,900	—	26,900
Direxion Daily Technology Bull 3X Shares	163,651	—	163,651
Direxion Daily Technology Bear 3X Shares	1,152,717	—	1,152,717
Direxion Daily Transportation Bull 3X Shares	458,384	—	458,384
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	512,606	512,606
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	38,639	38,639
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	1,296,229	1,296,229
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	1,043,969	1,043,969
Direxion Daily Emerging Markets Bond Bull 3X Shares	14,351	—	14,351
Futures Contracts* Fund	Equity Risk	Interate Rate Risk	Total
Direxion Daily S&P 500® Bull 3X Shares	$(13,962,550)	$—	$(13,962,550)

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

*  Cumulative appreciation(depreciation) of futures contracts as reported in the Schedule of Investments.

  Only current day's variation margin, if any, is reported in the Statements of Assets and Liabilities.

DIREXION SEMI-ANNUAL REPORT

Transactions in derivative instruments during the period ended April 30, 2018 by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Mid Cap Bull 3X Shares	Swap Contracts	$10,708,825	$—	$(9,344,065)	$—
Direxion Daily Mid Cap Bear 3X Shares	Swap Contracts	(1,780,659)	—	1,103,471	—
Direxion Daily S&P 500® Bull 3X Shares	Swap Contracts	17,026,016	—	(32,385,112)	—
Direxion Daily S&P 500® Bull 3X Shares	Futures Contracts	25,823,175	—	(22,063,725)	—
Direxion Daily S&P 500® Bear 3X Shares	Swap Contracts	(99,119,901)	—	52,936,524	—
Direxion Daily Small Cap Bull 3X Shares	Swap Contracts	117,435,763	—	(65,102,572)	—
Direxion Daily Small Cap Bear 3X Shares	Swap Contracts	(172,754,050)	—	112,524,327	—
Direxion Daily EURO STOXX 50® Bull 3X Shares	Swap Contracts	332,045	—	(511,182)	—
Direxion Daily FTSE China Bull 3X Shares	Swap Contracts	33,437,547	—	(35,873,698)	—
Direxion Daily FTSE China Bear 3X Shares	Swap Contracts	(15,388,868)	—	8,790,151	—
Direxion Daily FTSE Europe Bull 3X Shares	Swap Contracts	10,037,923	—	(11,088,696)	—
Direxion Daily Latin America Bull 3X Shares	Swap Contracts	(57,400)	—	1,062,799	—
Direxion Daily MSCI Brazil Bull 3X Shares	Swap Contracts	47,575,498	—	(20,734,830)	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	Swap Contracts	3,019,993	—	(3,197,859)	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	Swap Contracts	(764,408)	—	488,088	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Swap Contracts	3,535,687	—	(12,321,093)	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	Swap Contracts	(30,012,446)	—	19,391,678	—
Direxion Daily MSCI India Bull 3X Shares	Swap Contracts	3,740,923	—	(12,727,062)	—
Direxion Daily MSCI Japan Bull 3X Shares	Swap Contracts	2,192,298	—	(2,892,411)	—
Direxion Daily MSCI Mexico Bull 3X Shares	Swap Contracts	(2,737,375)	—	929,826	—
Direxion Daily MSCI South Korea Bull 3X Shares	Swap Contracts	1,902,948	—	(1,920,256)	—
Direxion Daily Russia Bull 3X Shares	Swap Contracts	37,888,243	—	(31,837,684)	—
Direxion Daily Russia Bear 3X Shares	Swap Contracts	(10,778,030)	—	7,332,096	—

DIREXION SEMI-ANNUAL REPORT

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Aerospace & Defense Bull 3X Shares	Swap Contracts	$11,675,988	$—	$(12,228,700)	$—
Direxion Daily Energy Bull 3X Shares	Swap Contracts	94,836,421	—	(2,612,544)	—
Direxion Daily Energy Bear 3X Shares	Swap Contracts	(10,270,685)	—	(2,316,660)	—
Direxion Daily Financial Bull 3X Shares	Swap Contracts	277,210,930	—	(258,589,790)	—
Direxion Daily Financial Bear 3X Shares	Swap Contracts	(71,755,338)	—	45,731,726	—
Direxion Daily Gold Miners Index Bull 3X Shares	Swap Contracts	(358,381,683)	—	285,112,816	—
Direxion Daily Gold Miners Index Bear 3X Shares	Swap Contracts	73,321,505	—	(34,973,935)	—
Direxion Daily Healthcare Bull 3X Shares	Swap Contracts	11,519,038	—	(16,859,053)	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Swap Contracts	(12,948,198)	—	(6,530,950)	—
Direxion Daily Industrials Bull 3X Shares	Swap Contracts	30,985	—	(653,089)	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Swap Contracts	(232,577,105)	—	234,711,241	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	Swap Contracts	10,438,296	—	(9,683,912)	—
Direxion Daily MSCI Real Estate Bull 3X Shares	Swap Contracts	(13,720,176)	—	2,408,184	—
Direxion Daily MSCI Real Estate Bear 3X Shares	Swap Contracts	855,453	—	607,285	—
Direxion Daily Natural Gas Related Bull 3X Shares	Swap Contracts	6,396,805	—	(1,693,059)	—
Direxion Daily Natural Gas Related Bear 3X Shares	Swap Contracts	(397,049)	—	(122,515)	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Swap Contracts	(855,533)	—	(49,059)	—
Direxion Daily Regional Banks Bull 3X Shares	Swap Contracts	8,723,648	—	(4,596,654)	—
Direxion Daily Regional Banks Bear 3X Shares	Swap Contracts	(2,114,195)	—	1,004,999	—
Direxion Daily Retail Bull 3X Shares	Swap Contracts	8,531,949	—	2,754,019	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	Swap Contracts	(32,160)	—	(302,822)	—
Direxion Daily S&P Biotech Bull 3X Shares	Swap Contracts	146,597,654	—	(94,653,007)	—
Direxion Daily S&P Biotech Bear 3X Shares	Swap Contracts	(40,051,504)	—	25,193,849	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Swap Contracts	42,151,575	—	7,488,627	—

DIREXION SEMI-ANNUAL REPORT

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	Swap Contracts	$(105,848)	$—	$(15,912,122)	$—
Direxion Daily Semiconductor Bull 3X Shares	Swap Contracts	42,712,552	—	(155,100,803)	—
Direxion Daily Semiconductor Bear 3X Shares	Swap Contracts	(13,045,726)	—	13,193,712	—
Direxion Daily Technology Bull 3X Shares	Swap Contracts	91,426,792	—	(82,408,293)	—
Direxion Daily Technology Bear 3X Shares	Swap Contracts	(7,567,413)	—	4,343,636	—
Direxion Daily Transportation Bull 3X Shares	Swap Contracts	467,511	—	(415,418)	—
Direxion Daily Utilities Bull 3X Shares	Swap Contracts	(473,564)	—	(129,801)	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Swap Contracts	—	(500,135)	—	(344,205)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	Swap Contracts	—	1,818,891	—	523,959
Direxion Daily 20+ Year Treasury Bull 3X Shares	Swap Contracts	—	(7,431,797)	—	(2,350,099)
Direxion Daily 20+ Year Treasury Bear 3X Shares	Swap Contracts	—	(12,078,022)	—	42,813,525
Direxion Daily Emerging Markets Bond Bull 3X Shares	Swap Contracts	(95,977)	—	(77,686)	—

1  Statements of Operations location: Net realized gain (loss) on swap and future contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap and future contracts.

For the period ended April 30, 2018, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts	Long Futures Contracts	Short Futures Contracts
Direxion Daily Mid Cap Bull 3X Shares	$163,726,418	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	—	13,922,369	—	—
Direxion Daily S&P 500® Bull 3X Shares	2,047,084,302	—	240,363,475	—
Direxion Daily S&P 500® Bear 3X Shares	—	892,013,092	—	—
Direxion Daily Small Cap Bull 3X Shares	1,672,849,696	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	1,411,702,490	—	—
Direxion Daily EURO STOXX 50® Bull 3X Shares	10,240,655	—	—	—
Direxion Daily FTSE China Bull 3X Shares	550,874,045	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	112,296,390	—	—
Direxion Daily FTSE Europe Bull 3X Shares	169,362,081	—	—	—
Direxion Daily Latin America Bull 3X Shares	44,437,825	—	—	—
Direxion Daily MSCI Brazil Bull 3X Shares	323,121,813	—	—	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	80,403,830	—	—	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	—	9,224,327	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	795,334,097	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts	Long Futures Contracts	Short Futures Contracts
Direxion Daily MSCI Emerging Markets Bear 3X Shares	$—	$219,448,301	$—	$—
Direxion Daily MSCI India Bull 3X Shares	264,016,314	—	—	—
Direxion Daily MSCI Japan Bull 3X Shares	60,120,469	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	29,141,610	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	43,663,734	—	—	—
Direxion Daily Russia Bull 3X Shares	372,931,635	—	—	—
Direxion Daily Russia Bear 3X Shares	—	71,205,947	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	159,223,886	—	—	—
Direxion Daily Energy Bull 3X Shares	1,091,085,749	—	—	—
Direxion Daily Energy Bear 3X Shares	—	133,849,897	—	—
Direxion Daily Financial Bull 3X Shares	4,251,623,869	—	—	—
Direxion Daily Financial Bear 3X Shares	—	426,456,674	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	3,329,052,667	—	—	—
Direxion Daily Gold Miners Index Bear 3X Shares	—	1,090,054,892	—	—
Direxion Daily Healthcare Bull 3X Shares	388,221,497	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	144,433,584	—	—	—
Direxion Daily Industrials Bull 3X Shares	14,341,312	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	2,062,246,079	—	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	362,544,430	—	—
Direxion Daily MSCI Real Estate Bull 3X Shares	176,431,979	—	—	—
Direxion Daily MSCI Real Estate Bear 3X Shares	—	44,272,738	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	96,322,811	—	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	17,094,232	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	8,965,807	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	92,925,060	—	—	—
Direxion Daily Regional Banks Bear 3X Shares	—	8,129,940	—	—
Direxion Daily Retail Bull 3X Shares	73,558,340	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	2,689,532	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	1,014,123,564	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	241,832,485	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	309,013,129	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	163,235,303	—	—
Direxion Daily Semiconductor Bull 3X Shares	1,469,967,428	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	138,392,416	—	—
Direxion Daily Technology Bull 3X Shares	1,326,857,586	—	—	—
Direxion Daily Technology Bear 3X Shares	—	59,669,358	—	—
Direxion Daily Transportation Bull 3X Shares	13,749,463	—	—	—
Direxion Daily Utilities Bull 3X Shares	17,876,147	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	21,092,211	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	78,112,003	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	231,128,829	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	1,189,417,714	—	—
Direxion Daily Emerging Markets Bond Bull 3X Shares	3,888,798	—	—	—

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of 300% or -300% daily performance of their respective indices.

DIREXION SEMI-ANNUAL REPORT

9.  PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds' counterparties are generally required to post collateral to the Funds to the extent of the Funds' daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Derivatives Risk – The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.

In addition, the Fund's investments in derivatives are subject to the following risks:

• Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.

• Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are

DIREXION SEMI-ANNUAL REPORT

subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund's volatility. Futures contracts are also subject to leverage risk.

Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap and future agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

10.  ADDITIONAL INFORMATION

During the period ended April 30, 2018, shares of the following funds were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock splits have no impact on the net assets of the Fund or the value of a shareholder's investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate		Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily FTSE China Bear 3X Shares	3/29/2018	1	:10	$5.10	$51.00	10,277,260	1,027,726
Direxion Daily MSCI Emerging Markets Bear 3X Shares	3/29/2018	1	:5	8.28	41.40	7,977,763	1,595,553
Direxion Daily Energy Bear 3X Shares	3/29/2018	1	:5	10.80	54.00	3,287,220	657,444
Direxion Daily S&P Biotech Bear 3X Shares	3/29/2018	1	:10	3.74	37.40	16,350,000	1,635,000
Direxion Daily Technology Bear 3X Shares	3/29/2018	1	:5	6.27	31.35	3,767,738	753,548

DIREXION SEMI-ANNUAL REPORT

11.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

On June 18, 2018, certain Funds declared income distributions with an ex-date of June 19, 2018 and payable date of June 26, 2018. The income distribution amounts per share for each Fund was as follows:

Funds	Per Share Income Distribution
Direxion Daily S&P 500® Bull 3X Shares	$0.01379
Direxion Daily EURO STOXX 50® Bull 3X Shares	0.36478
Direxion Daily FTSE Europe Bull 3X Shares	0.14450
Direxion Daily Aerospace & Defense Bull 3X Shares	0.10190
Direxion Daily Energy Bull 3X Shares	0.27416
Direxion Daily Financial Bull 3X Shares	0.16303
Direxion Daily Healthcare Bull 3X Shares	0.11159
Direxion Daily Industrials Bull 3X Shares	0.07442
Direxion Daily Junior Gold Miners Index Bear 3X Shares	0.01359
Direxion Daily MSCI Real Estate Bull 3X Shares	0.25171
Direxion Daily MSCI Real Estate Bear 3X Shares	0.00207
Direxion Daily Natural Gas Related Bear 3X Shares	0.02388
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	0.05228
Direxion Daily Regional Banks Bull 3X Shares	0.16760
Direxion Daily Regional Banks Bear 3X Shares	0.01900
Direxion Daily Retail Bull 3X Shares	0.06411
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	0.00178
Direxion Daily S&P Biotech Bull 3X Shares	0.01932
Direxion Daily S&P Biotech Bear 3X Shares	0.02438
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	0.00742
Direxion Daily Semiconductor Bull 3X Shares	0.35071
Direxion Daily Semiconductor Bear 3X Shares	0.00781
Direxion Daily Technology Bull 3X Shares	0.28069
Direxion Daily Technology Bear 3X Shares	0.02504
Direxion Daily Transportation Bull 3X Shares	0.06107
Direxion Daily Utilities Bull 3X Shares	0.12521
Direxion Daily 7-10 Year Treasury Bull 3X Shares	0.09816
Direxion Daily 20+ Year Treasury Bull 3X Shares	0.10424
Direxion Daily 20+ Year Treasury Bear 3X Shares	0.00572
Direxion Daily Emerging Markets Bond Bull 3X Shares	0.30323

DIREXION SEMI-ANNUAL REPORT

On June 15, 2018, Eric W. Falkeis resigned his positions as Interested Trustee and Principal Executive Officer of the Trust.

The Board of Trustees of the Trust has appointed Patrick J. Rudnick to serve as the Principal Executive Officer ("PEO") of the Trust effective June 25, 2018. All references to the prior PEO of the Trust appearing in this report are hereby replaced with Patrick J. Rudnick to reflect this change.

Additionally, the following updates the information for Patrick J. Rudnick in the table under "Principal Officers of the Trust":

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Patrick J. Rudnick Age: 44	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2010
			Senior Vice President and Principal Financial Officer, since March 2013, Principal Executive Officer, since June 2018, Rafferty Asset Management, LLC; Senior Vice President and Principal Financial Officer, since November 2017, Principal Executive Officer, since June 2018, Direxion Advisors, LLC.	N/A	N/A

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 49	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, since November 2017.	143	None.
Eric W. Falkeis(2) Age: 44	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Chief Operating Officer, Rafferty Asset Management, LLC, since April 2014 and Direxion Advisors, LLC, since November 2017; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013.	143	Trustee, Professionally Managed Portfolios (31 Funds).

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 74	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	143	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill is the Managing Director of Rafferty and Direxion and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty and Direxion. Mr. Falkeis is the Chief Operating Officer of Rafferty and Direxion. Effective June 15, 2018, Mr. Falkeis resigned as Trustee. Please refer to the Notes to the Financial Statements within this report.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 121 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
John A. Weisser Age: 76	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, since 1995; Salomon Brothers, Inc., 1971 – 1995, most recently as Managing Director.	143
					Director until December 2016, The MainStay Funds Trust, The MainStay Funds, MainStay VP Fund Series, Mainstay Defined Term Municipal Opportunities Fund; Private Advisors Alternative Strategy Fund; Private Advisors Alternative Strategies Master Fund.
David L. Driscoll Age: 48	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	143	None.
Jacob C. Gaffey Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	143	None.
Henry W. Mulholland Age: 54	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	143	None.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 121 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 49	Chief Executive Officer and Chief Investment Officer	One Year; Since 2008	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, since November 2017.	143	N/A
Eric W. Falkeis(2) Age: 44	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, Rafferty Asset Management, LLC, since April 2014 and Direxion Advisors, LLC, since November 2017; formerly, President Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013.	143	Trustee, Professionally Managed Portfolios (31 Funds).
Patrick J. Rudnick Age: 44	Principal Financial Officer and Assistant Secretary	One Year; Since 2010	Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013 and Direxion Advisors, LLC, since November 2017; formerly Vice President, USBFS (2006 – 2013).	N/A	N/A

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill is the Managing Director of Rafferty and Direxion and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty and Direxion. Mr. Falkeis is the Chief Operating Officer of Rafferty and Direxion. Effective June 15, 2018, Mr. Falkeis resigned as Principal Executive Officer. Please refer to the Notes to the Financial Statements within this report.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 121 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 41	Secretary	One Year; Since 2011
			General Counsel, Rafferty Asset Management LLC, since October 2010 and Direxion Advisors, LLC, since November 2017; Chief Compliance Officer, Rafferty Asset Management, LLC since September 2012 and Direxion Advisors, LLC, since November 2017.	N/A	N/A
Kent Barnes Age: 49	Chief Compliance Officer	One Year; Since 2016	Director of Compliance, Rafferty Asset Management, LLC, since April 2016 and Direxion Advisors, LLC; since November 2017, formerly General Counsel – Alternative Investments, USBFS (2006 – 2016).	N/A	N/A

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 121 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Provided below is a summary of certain of the factors the Board of Trustees (the "Board") of the Direxion Shares ETF Trust (the "Trust"), including the trustees who are not "interested persons" as defined in the 1940 Act, (the "Independent Trustees"), considered in approving the Investment Advisory Agreement (the "Agreement") between Rafferty Asset Management, LLC ("Advisor") and the Trust, on behalf of the Direxion Daily Pharmaceutical & Medical Bull 3X Shares at its February 9, 2017 meeting and the Direxion Daily Robotics, Artificial Intelligence & Automation Bull 3X Shares at its November 21, 2017 meeting, each a series of the Trust. Each series of the Trust listed above is referred to herein as a "Fund" and collectively as the "Funds." In evaluating the Agreement, the Board reviewed materials furnished by Advisor in response to inquiries circulated on behalf of the Board prior to the meeting.

The Board did not identify any particular information as most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors discussed below. In determining whether to approve the Agreement, the Board evaluated all of the information provided, was advised by legal counsel regarding its duties, and considered the best interests of each Fund separately.

The Board noted that the Funds had not yet commenced operations. Accordingly, the Board primarily considered the nature, extent and quality of the services to be provided by Advisor, including information on the investment performance of similar index-based and leveraged investment strategies managed by Advisor for other series of the Trust; the costs of the services provided and the projected profitability of Advisor from its relationship with each Fund; the advisory fee rates to be paid to Advisor; the total expense ratio of each Fund; and other benefits to be received by Advisor from its relationship with each Fund.

Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the services to be provided by Advisor under the Agreement. Because the Funds had not commenced operations, they did not have any prior performance history. The Board noted, however, that Advisor has provided services to the Trust since its inception date and has developed an expertise in managing funds with leveraged investment strategies. The Board considered that Advisor, as for other series of the Trust, will oversee all aspects of the operation of the Funds, including oversight of the Funds' service providers, and will provide compliance resources to the Funds. The Board also considered Advisor's representations that it has the financial resources and appropriate staffing to manage the Funds and to meet its contractual fee waivers and/or expense reimbursement obligations under the Agreement. Based on these and other considerations, the Board determined, in the exercise of its reasonable business judgment, that the nature, extent and quality of the services to be provided by Advisor to the Funds under the Agreement would be fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized. The Board considered the fees to be paid to Advisor on an annualized basis, inclusive of contractual fee waivers pursuant to the operating expense limitation agreement between the Trust and Advisor. In this regard, Advisor advised the Board that the combined advisory fee rate and expense limitations for the Funds are similar to (i) the advisory fee rates for comparable third-party exchange-traded funds; and (ii) the advisory fee rates charged by Advisor to most comparable series of the Trust. The Board considered Advisor's representation that the total projected expense ratios for each Fund is commensurate with, or less than, third party exchange-traded funds or other products with investment strategies similar to the Funds. The Board also considered that Advisor agreed to limit the total expenses for each Fund under the operating expense limitation agreement. The Board further considered that the Funds had not commenced operations and, therefore, Advisor did not have any prior profit data related to the Funds. The Board did, however, consider the overall profitability of Advisor's investment business and a break-even analysis provided by Advisor for each Fund. Based on these considerations, the Board determined, in the exercise of its reasonable business judgment, that the costs of the services to be provided and profits that may be realized under the Agreement would be fair and reasonable.

Economies of Scale. The Board considered whether economies of scale may be realized by Advisor as each Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. The Board noted that the Funds had not yet commenced operations and did not yet have any assets. Accordingly, the Board determined that it was premature to consider economies of scale related to the Funds.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Other Benefits. The Board considered Advisor's representation that it believes that its relationship with the Funds may help to enable Advisor to attract business to its other funds, and vice versa, which may result in Advisor earning more in overall investment advisory fees. The Board also considered that Advisor's overall business with brokerage firms may lower commission rates and provide better execution for Funds' and other clients' portfolio transactions. In addition, the Board considered Advisor's ability to leverage its investment management personnel or infrastructure to manage other accounts. In this regard, the Board noted that the Funds pay a management services fee to Advisor. Based on these and other considerations, the Board determined, in the exercise of its business judgment, that other benefits to Advisor under the Agreement would not be material, and therefore, were not a significant factor for the Board to consider in approving the Agreement.

Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds is fair and reasonable in light of the services to be performed, fees to be paid, expenses to be incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment. On this basis, the Board unanimously voted to approve the Agreement.

DIREXION SEMI-ANNUAL REPORT

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

SEMI–ANNUAL REPORT APRIL 30, 2018

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of Americas (6th Ave.),
28th Floor
New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South 6th Street
Minneapolis, MN 55402

Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 01401
www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling (800) 851-0511 or by accessing the SEC's website at www.sec.gov. Such reports maybe reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Each Fund's premium/discount information is available free of charge on the Funds' website, www.direxioninvestments.com or by calling (800) 851-0511.

The Trust files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling (800) 851-0511, or by accessing the SEC's website, at www.sec.gov. It may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

DIREXION SHARES ETF TRUST

SEMI–ANNUAL REPORT APRIL 30, 2018

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.portfolioplusetfs.com

Portfolio+ Developed Markets ETF

Portfolio+ Emerging Markets ETF

Portfolio+ S&P 500® ETF

(formerly Direxion Daily S&P 500® Bull 1.25X Shares)

Portfolio+ S&P® Mid Cap ETF

Portfolio+ S&P® Small Cap ETF

(formerly Direxion Daily Small Cap Bull 1.25X Shares)

Portfolio+ Total Bond Market ETF

Letter to Shareholders	4
Expense Example	9
Allocation of Portfolio Holdings	11
Schedules of Investments	12
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	22
Financial Highlights	25
Notes to the Financial Statements	26
Supplemental Information	40
Trustees and Officers	41
Board Review of Investment Advisory Agreement	45

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Letter to Shareholders (Unaudited)

Dear Shareholders,

This Semi-Annual Report for the Portfolio+ exchange traded funds (the "ETFs") covers the period from November 1, 2017 to April 30, 2018 (the "Semi-Annual Period").

Market Review:

Passage of the long-awaited tax reform bill was a central theme for U.S. markets during the fourth quarter of 2017, with a corporate tax rate cut as its centerpiece. Domestic equities outperformed both developed and emerging market equities, as the S&P 500® Index ended higher in each of the twelve calendar months of 2017. Internationally, Japan had a solid end to 2017 due to strong earnings amidst global growth and an uptick in global trade. Into 2018, as the Eurozone continued to strengthen, the U.S. Dollar declined steeply when compared to the Euro. Italian elections and inflation targets, along with continued UK Brexit negotiations, were key themes abroad in early 2018. The equity selloff in February 2018 marked an end to the winning streak with the S&P 500®, closing negative for the month as investors considered the potential impact of rising rates on economic growth. China and U.S. trade tensions contributed to downside performance during March 2018, while traders also assessed the effects of increased borrowing costs in the U.S. and internationally. Healthy growth of U.S. GDP and high consumer confidence provided the backdrop for a precipitous selloff during April 2018, as investor concern over a potential rate hike grew more warranted. A transfer of power from Janet Yellen to Jerome Powell at the U.S. Federal Reserve had little to do with the selloff, with investors expecting the U.S. Federal Reserve to chart largely the same course under its new leadership.

Yields steadily climbed throughout the Semi-Annual Period, especially on the short-end of the yield curve. Strong, but expected, economic data lead the longer-end of the curve modestly higher, while an aggressive U.S. Federal Reserve monetary tightening posture drove up the short-end of the curve. Government and corporate yields continued to rise, with high yield remaining largely unchanged. March 2018 was the only month in which rates declined, after the U.S. Federal Reserve minutes suggested few worries of the economy overheating. The U.S. Federal Reserve raised rates twice, moving the benchmark target upper bound from 1.25% to 1.75%.

Portfolio+ Operational Review:

The discussion below relates to the performance of the ETFs for the Semi-Annual Period. The ETFs are leveraged and seek daily investment results, before fees and expenses, of 125% of the performance of a particular benchmark.

The ETFs, as stated above, seek daily investment results. They do not seek to track a multiple of their respective benchmarks for periods of longer than one day and the performance of the ETFs over longer periods may not correlate to the benchmarks performance. Each Fund is intended to be used by investors who intend to monitor their portfolios.

The ETFs attempt to provide investment results that correlate to 125% of the return of an index or benchmark, meaning the Funds attempt to move in the same direction as the target index or benchmark.

In seeking to achieve each ETF's daily investment results, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF's objective. As a consequence, if an ETF is performing as designed, the return of the index or benchmark will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure significantly in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments, including derivatives. Each ETF invests in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically

DIREXION SEMI-ANNUAL REPORT
4

"leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if an ETF has met its daily investment goals, Rafferty maintains models which indicate the expected performance of each ETF in light of the path of the relevant index. The models do not take into account the size of an ETF, the ETF's expense ratio or any transaction or trading fees associated with creating or maintaining an ETF's portfolio.

Factors Affecting Portfolio+ Shares Performance:

Benchmark Performance – The daily performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described below.

Leverage – Each ETF seeks daily investment results of either 125% of the performance of its respective underlying index. The use of leverage magnifies an ETF's gains or losses and increases the investment's risk and volatility.

Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily return of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain leveraged exposure, an ETF incurs a cost of LIBOR plus or minus a spread. Because LIBOR is very low, financing costs create only a small drag on an ETF's performance. If interest rates increase, the cost of financing will adversely impact an ETF's performance and ability to track its index.

Optimized Baskets – Each ETF holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain ETFs hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying Index in the short-term.

Equity Dividends and Bond Interest – Equity ETFs are positively impacted by equity and index dividends as the ETFs receive those payments. Treasury ETFs receive interest, accrued on a daily basis, to account for the Treasury's semi-annual coupon payments.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index ETFs' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of leverage, frequent creation and redemption activity, or trading securities.

DIREXION SEMI-ANNUAL REPORT
5

Portfolio+ Performance Review:

The Portfolio+ Developed Markets ETF seeks to provide 125% of the daily return of the FTSE Developed All Cap ex U.S. Index. The FTSE Developed All Cap ex U.S. Index is a market-capitalization weighted index representing the performance of large-, mid- and small capitalization companies in developed markets, excluding the USA. The index is derived from the FTSE Global Equity Index Series, which covers over 7,400 securities in 47 different countries and captures 98% of the world's investable market capitalization. Since the Fund's inception on February 15, 2018, the FTSE Developed All Cap ex U.S. Index returned 0.08%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Portfolio+ Developed Markets ETF returned -0.04% for the same period, while the model indicated an expected return of 0.05%.

The Portfolio+ Emerging Markets ETF seeks to provide 125% of the daily return of the FTSE Emerging Index. The FTSE Emerging Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Since the Fund's inception on February 15, 2018, the FTSE Emerging Index returned -4.95%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Portfolio+ Emerging Markets ETF returned -6.35% for the same period, while the model indicated an expected return of -6.26%.

The Direxion Daily S&P 500® Bull 1.25X Shares sought to provide 125% of the daily return of the S&P 500® Index from November 1, 2017 until February 14, 2018. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted. For the stated period, the S&P 500® Index returned 5.34%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500® Bull 1.25X Shares returned 6.63% for the same period, while the model indicated an expected return of 6.73%.

Beginning February 15, 2018, the Portfolio+ S&P 500® ETF seeks to provide 125% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted. From February 15, 2018 until the end of the Semi-Annual Period, the S&P 500® Index returned -1.52%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Portfolio+ S&P 500® ETF returned -2.10% for the same period, while the model indicated an expected return of -2.00%.

The Portfolio+ S&P® Mid Cap ETF seeks to provide 125% of the daily return of the S&P Mid Cap 400® Index. The S&P Mid Cap 400® Index measures the performance of 400 mid-sized companies in the U.S. The index is a float-adjusted market capitalization weighted index composed of liquid common stocks. Since the Fund's inception on February 15, 2018, the S&P Mid Cap 400® Index returned 0.03%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Portfolio+ S&P® Mid Cap ETF returned -0.20% for the same period, while the model indicated an expected return of -0.05%.

The Direxion Daily Small Cap Bull 1.25X Shares sought to provide 125% of the daily return of the Russell 2000® Index from November 1, 2017 until November 30, 2017. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. For the stated period, the Russell 2000® Index returned 2.88%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should

DIREXION SEMI-ANNUAL REPORT
6

not generate expectations of annual performance of the Fund. The Daily Small Cap Bull 1.25X Shares returned 3.63% for the same period, while the model indicated an expected return of 3.60%.

The Direxion Daily Small Cap Bull 1.25X Shares sought to provide 125% of the daily return of the S&P Small Cap 600® Index from December 1, 2017 until February 14, 2018. The S&P Small Cap 600® Index attempts to measure the performance of 600 small-capitalization companies in the U.S. The index is a float-adjusted market capitalization weighted index. Standard & Poor's® selects companies with unadjusted market capitalizations of $450 million to $2.1 billion (USD) and based on market values, liquidity, financial viability and industry diversification. For the stated period, the S&P Small Cap 600® Index returned -1.15%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Daily Small Cap Bull 1.25X Shares returned -1.66% for the same period, while the model indicated an expected return of -1.52%.

Beginning February 15, 2018, the Portfolio+ S&P® Small Cap ETF seeks to provide 125% of the daily return of the S&P Small Cap 600® Index. The S&P Small Cap 600® Index attempts to measure the performance of 600 small-capitalization companies in the U.S. The index is a float-adjusted market capitalization weighted index. Standard & Poor's® selects companies with unadjusted market capitalizations of $450 million to $2.1 billion and based on market values, liquidity, financial viability and industry diversification. From February 15, 2018 until the end of the Semi-Annual Period, the S&P Small Cap 600® Index returned 2.25%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Portfolio+ S&P® Small Cap ETF returned 2.68% for the same period, while the model indicated an expected return of 2.73%.

The Portfolio+ Total Bond Market ETF seeks to provide 125% of the daily return of the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the investment grade, U.S. Dollar denominated, fixed-rate taxable bond market, and is comprised of U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities. Since the Fund's inception on February 15, 2018, the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.01%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Portfolio+ Total Bond Market ETF returned -0.10% for the same period, while the model indicated an expected return of 0.02%.

As always, we thank you for using the Portfolio+ ETFs and we look forward to our mutual success.

Best Regards,

Patrick Rudnick
Principal Executive Officer Principal Financial Officer

An investor should carefully consider a Fund's investment objective, risks, charges, and expenses before investing. A Fund's prospectus and summary prospectus contain this and other information about the Portfolio+ ETFs. To obtain a Fund's prospectus and summary prospectus call 833-547-4417 or visit our website at www.portfolioplusetfs.com. A Fund's prospectus and summary prospectus should be read carefully before investing.

DIREXION SEMI-ANNUAL REPORT
7

Shares of the Portfolio+ ETFs are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price returns are based upon the midpoint of the bid/ask spread at 4:00 pm EST (when NAV is normally calculated) and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Some performance results reflect expense reimbursements or recoupments and fee waivers in effect during certain periods shown. Absent these reimbursements or recoupments and fee waivers, results would have been less favorable.

Portfolio+ ETFs seek returns that are 125% the return of their benchmark indexes for a single day. The funds should not be expected to provide 1.25 times the return of their benchmarks' cumulative return for periods greater than a day. Investing in Portfolio+ ETFs may be more volatile than investing in broadly diversified funds. Compounding affects all investments, but has more impact on leveraged funds, particularly during periods of higher index volatility and longer holding periods. Due to periods of negative compounding caused by index volatility, a fund's return may be negative in the same period that its index's return is flat or positive. Portfolio+ ETFs are intended to be used by investors who understand leverage risk and the effects of compounding and intend to monitor their portfolios.

LIBOR (London Interbank Offered Rate) is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

Futures Contract: an agreement traded on an organized exchange to buy or sell assets, especially commodities or shares, at a fixed price but to be delivered and paid for later.

An investment in the ETFs involve risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration that results from the ETFs' investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts and swaps are subject to market risks that may cause their price to fluctuate over time. For other risks including leverage, correlation, daily compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The views of this letter were those of the Adviser as of April 30, 2018 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs' present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

DIREXION SEMI-ANNUAL REPORT
8

Expense Example (Unaudited)

April 30, 2018

As a shareholder of the Portfolio+ Funds, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (November 1, 2017 to April 30, 2018).

Actual expenses

The first line under each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period November 1, 2017 to April 30, 2018" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (Unaudited)

April 30, 2018

	Annualized Expense Ratio	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period November 1, 2017 to April 30, 2018*
Portfolio+ Developed Markets ETF[1]
Based on actual fund return	0.00%	$1,000.00	$999.60	$0.00
Based on hypothetical 5% return	0.00%	1,000.00	1,010.27	0.00
Portfolio+ Emerging Markets ETF[1]
Based on actual fund return	0.00%	1,000.00	936.50	0.00
Based on hypothetical 5% return	0.00%	1,000.00	1,010.27	0.00
Portfolio+ S&P 500® ETF
Based on actual fund return	0.05%	1,000.00	1,043.80	0.25
Based on hypothetical 5% return	0.05%	1,000.00	1,024.55	0.25
Portfolio+ S&P® Mid Cap ETF[1]
Based on actual fund return	0.00%	1,000.00	998.00	0.00
Based on hypothetical 5% return	0.00%	1,000.00	1,010.27	0.00

DIREXION SEMI-ANNUAL REPORT
9

Expense Example (Unaudited)

April 30, 2018

	Annualized Expense Ratio	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period November 1, 2017 to April 30, 2018*
Portfolio+ S&P® Small Cap ETF
Based on actual fund return	0.10%	$1,000.00	$1,046.50	$0.51
Based on hypothetical 5% return	0.10%	1,000.00	1,024.30	0.50
Portfolio+ Total Bond Market ETF[1]
Based on actual fund return	0.00%	1,000.00	999.00	0.00
Based on hypothetical 5% return	0.00%	1,000.00	1,010.27	0.00

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of November 1, 2017 to April 30, 2018), then divided by 365.

1  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period from February 15, 2018 (commencement of operations) to April 30, 2018, multiplied by 75 days (the number of days since commencement of operations to April 30, 2018), then divided by 365.

DIREXION SEMI-ANNUAL REPORT
10

Allocation of Portfolio Holdings (Unaudited)

April 30, 2018

	Cash*		Investment Companies	Swaps		Total
Portfolio+ Developed Markets ETF	0	%**	100%	0	%**	100%
Portfolio+ Emerging Markets ETF	0	%**	100%	0	%**	100%
Portfolio+ S&P 500® ETF	0	%**	100%	0	%**	100%
Portfolio+ S&P® Mid Cap ETF	0	%**	100%	0	%**	100%
Portfolio+ S&P® Small Cap ETF	(1)%		100%	1%		100%
Portfolio+ Total Bond Market ETF	0	%**	100%	0	%**	100%

*  Cash, cash equivalents and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT
11

Portfolio+ Developed Markets ETF

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 99.8%
556,750	Vanguard FTSE Developed Markets ETF	$24,947,967
	TOTAL INVESTMENT COMPANIES (Cost $25,014,417)	$24,947,967
	TOTAL INVESTMENTS (Cost $25,014,417) - 99.8% (a)	$24,947,967
	Other Assets in Excess of Liabilities - 0.2%	38,726
	TOTAL NET ASSETS - 100.0%	$24,986,693

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $291,265.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Vanguard FTSE Developed Markets ETF	2.0471% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	140,268	$6,294,815	$(11,883)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
12

Portfolio+ Emerging Markets ETF

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 100.0%
799,189	Schwab Emerging Markets Equity ETF (a)	$22,241,430
	TOTAL INVESTMENT COMPANIES (Cost $23,392,000)	$22,241,430
SHORT TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%
1,187,375	Dreyfus Government Cash Management, 1.60% (b)(c)	$1,187,375
	TOTAL SHORT TERM INVESTMENTS (Cost $1,187,375)	$1,187,375
	TOTAL INVESTMENTS (Cost $24,579,375) - 105.3% (d)	$23,428,805
	Liabilities in Excess of Other Assets - (5.3)%	(1,185,939)
	TOTAL NET ASSETS - 100.0%	$22,242,866

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at April 30, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,953,730.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of FTSE Emerging Index	2.0499% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	199,864	$5,554,295	$6,025

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
13

Portfolio+ S&P 500® ETF

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 100.0%
280,625	iShares Core S&P 500 ETF	$74,733,244
	TOTAL INVESTMENT COMPANIES (Cost $72,447,041)	$74,733,244
	TOTAL INVESTMENTS (Cost $72,447,041) - 100.0% (a)	$74,733,244
	Other Assets in Excess of Liabilities - 0.0% (†)	8,128
	TOTAL NET ASSETS - 100.0%	$74,741,372

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)  Less than 0.05%.

(a)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,518,186.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.0471% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	7,059	$18,663,838	$13,060

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
14

Portfolio+ S&P® Mid Cap ETF

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 99.9%
133,325	iShares Core S&P Mid-Cap ETF	$24,926,442
	TOTAL INVESTMENT COMPANIES (Cost $25,026,719)	$24,926,442
	TOTAL INVESTMENTS (Cost $25,026,719) - 99.9% (a)	$24,926,442
	Other Assets in Excess of Liabilities - 0.1%	20,760
	TOTAL NET ASSETS - 100.0%	$24,947,202

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $289,788.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P MidCap 400® Index	2.0471% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	3,342	$6,286,856	$(32,589)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
15

Portfolio+ S&P® Small Cap ETF

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 99.7%
92,945	iShares Core S&P Small-Cap ETF	$7,232,980
	TOTAL INVESTMENT COMPANIES (Cost $7,199,122)	$7,232,980
	TOTAL INVESTMENTS (Cost $7,199,122) - 99.7% (a)	$7,232,980
	Other Assets in Excess of Liabilities - 0.3%	19,608
	TOTAL NET ASSETS - 100.0%	$7,252,588

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,081,620.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P SmallCap 600® Index	2.0971% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	1,934	$1,754,246	$76,673
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
16

Portfolio+ Total Bond Market ETF

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 99.8%
234,700	iShares Core U.S. Aggregate Bond ETF	$24,878,200
	TOTAL INVESTMENT COMPANIES (Cost $24,986,281)	$24,878,200
SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
16,509	Fidelity Investments Money Market Government Portfolio, 1.58% (a)	$16,509
	TOTAL SHORT TERM INVESTMENTS (Cost $16,509)	$16,509
	TOTAL INVESTMENTS (Cost $25,002,790) - 99.9% (b)	$24,894,709
	Other Assets in Excess of Liabilities - 0.1%	29,195
	TOTAL NET ASSETS - 100.0%	$24,923,904

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $96,009.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares Core U.S. Aggregate Bond ETF	2.0471% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	59,214	$6,304,380	$(24,351)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
17

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Portfolio+ Developed Markets ETF	Portfolio+ Emerging Markets ETF	Portfolio+ S&P 500® ETF
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$24,947,967	$23,428,805	$74,733,244
Cash equivalents	49,842	19,772	18,726
Due from investment adviser, net (Note 6)	4,601	4,450	8,563
Dividend and interest receivable	142	2,776	300
Due from broker for swap contracts	—	65	2,588
Unrealized appreciation on swap contracts	—	6,025	13,060
Prepaid expenses and other assets	4,941	5,015	5,193
Total Assets	25,007,493	23,466,908	74,781,674
Liabilities:
Payable for investments purchased	—	28,010	—
Unrealized depreciation on swap contracts	11,883	—	—
Collateral for securities loaned (Note 2)	—	1,187,375	—
Due to broker for swap contracts	138	16	178
Accrued expenses and other liabilities	8,779	8,641	40,124
Total Liabilities	20,800	1,224,042	40,302
Net Assets	$24,986,693	$22,242,866	$74,741,372
Net Assets Consist of:
Capital stock	$25,000,025	$23,793,444	$69,676,025
Undistributed net investment income	88,525	1,747	318,871
Undistributed (Accumulated) net realized gain (loss)	(23,524)	(407,780)	2,447,213
Net unrealized appreciation (depreciation) on: Investment securities	(66,450)	(1,150,570)	2,286,203
Swap contracts	(11,883)	6,025	13,060
Net Assets	$24,986,693	$22,242,866	$74,741,372
Calculation of Net Asset Value Per Share:
Net assets	$24,986,693	$22,242,866	$74,741,372
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,000,001	950,001	2,100,000
Net assets value, redemption price and offering price per share	$24.99	$23.41	$35.59
Cost of Investments	$25,014,417	$24,579,375	$72,447,041

*  Securities loaned with values of $-, $1,156,813 and $-, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
18

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Portfolio+ S&P® Mid Cap ETF	Portfolio+ S&P® Small Cap ETF	Portfolio+ Total Bond Market ETF
Assets:
Investments, at fair value (Note 2)	$24,926,442	$7,232,980	$24,894,709
Cash equivalents	192,992	89,852	54,813
Due from investment adviser, net (Note 6)	4,873	3,527	6,088
Dividend and interest receivable	152	121	35
Due from broker for swap contracts	—	1,198	—
Unrealized appreciation on swap contracts	—	76,673	—
Prepaid expenses and other assets	5,015	5,066	5,015
Total Assets	25,129,474	7,409,417	24,960,660
Liabilities:
Unrealized depreciation on swap contracts	32,589	—	24,351
Due to broker for swap contracts	140,307	140,018	—
Accrued expenses and other liabilities	9,376	16,811	12,405
Total Liabilities	182,272	156,829	36,756
Net Assets	$24,947,202	$7,252,588	$24,923,904
Net Assets Consist of:
Capital stock	$25,000,025	$6,313,313	$25,000,025
Undistributed net investment income	92,921	13,312	56,523
Undistributed (Accumulated) net realized gain (loss)	(12,878)	815,432	(212)
Net unrealized appreciation (depreciation) on: Investment securities	(100,277)	33,858	(108,081)
Swap contracts	(32,589)	76,673	(24,351)
Net Assets	$24,947,202	$7,252,588	$24,923,904
Calculation of Net Asset Value Per Share:
Net assets	$24,947,202	$7,252,588	$24,923,904
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,000,001	200,000	1,000,001
Net assets value, redemption price and offering price per share	$24.95	$36.26	$24.92
Cost of Investments	$25,026,719	$7,199,122	$25,002,790

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
19

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Portfolio+ Developed Markets ETF	Portfolio+ Emerging Markets ETF	Portfolio+ S&P 500® ETF
Investment Income:
Dividend income	$88,866	$—	$716,841
Interest income	409	1,985	3,516
Securities lending income	—	2,502	—
Total investment income	89,275	4,487	720,357
Expenses:
Investment advisory fees (Note 6)	22,962	22,250	171,866
Professional fees	3,656	3,652	11,588
Fund servicing fees	1,635	1,589	15,398
Licensing fees	1,531	1,483	15,277
Offering fees	1,448	1,448	—
Management service fees (Note 6)	1,301	1,261	9,737
Pricing fees	1,229	1,229	2,976
Exchange listing fees	1,027	1,028	2,480
Reports to shareholders	799	774	6,171
Interest expense	—	—	1,902
Excise tax	—	—	18,784
Other	497	482	4,268
Total Expenses	36,085	35,196	260,447
Less: Reimbursement of expenses from Adviser (Note 6)	(33,534)	(32,724)	(157,139)
Less: Investment advisory fees waived (Note 6)	(2,551)	(2,472)	(82,622)
Net Expenses	—	—	20,686
Net investment income	89,275	4,487	699,671
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(13,522)	(36,123)	(427,142)
In-kind redemptions	—	(27,729)	1,574,338
Swap contracts	(10,002)	(343,928)	755,128
Futures contracts	—	—	75,866
Net realized gain (loss) on investment securities, in-kind redemptions, swap contracts and futures contracts	(23,524)	(407,780)	1,978,190
Change in net unrealized appreciation (depreciation) on: Investment securities	(66,450)	(1,150,570)	259,344
Swap contracts	(11,883)	6,025	(407,002)
Futures contracts	—	—	(44,390)
Change in net unrealized depreciation on investment securities, swap contracts and futures contracts	(78,333)	(1,144,545)	(192,048)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, swap contracts and futures contracts	(101,857)	(1,552,325)	1,786,142
Net increase (decrease) in net assets resulting from operations	$(12,582)	$(1,547,838)	$2,485,813

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
20

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Portfolio+ S&P® Mid Cap ETF	Portfolio+ S&P® Small Cap ETF	Portfolio+ Total Bond Market ETF
Investment Income:
Dividend income	$93,435	$46,614	$112,108
Interest income	337	1,172	115
Total investment income	93,772	47,786	112,223
Expenses:
Investment advisory fees (Note 6)	23,367	16,050	23,182
Professional fees	3,659	6,557	3,658
Licensing fees	2,077	9,443	5,123
Fund servicing fees	1,660	1,888	1,649
Offering fees	1,448	—	1,448
Management service fees (Note 6)	1,324	909	1,313
Pricing fees	1,229	2,976	1,229
Exchange listing fees	1,028	2,480	1,028
Reports to shareholders	813	578	807
Interest expense	131	165	—
Excise tax	—	3,372	—
Other	511	778	508
Total Expenses	37,247	45,196	39,945
Less: Reimbursement of expenses from Adviser (Note 6)	(29,327)	(33,958)	(32,218)
Less: Investment advisory fees waived (Note 6)	(7,789)	(7,701)	(7,727)
Net Expenses	131	3,537	0
Net investment income	93,641	44,249	112,223
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(22,568)	701,976	(458)
Swap contracts	9,690	(1,198)	246
Net realized gain (loss) on investment securities and swap contracts	(12,878)	700,778	(212)
Change in net unrealized appreciation (depreciation) on: Investment securities	(100,277)	(482,184)	(108,081)
Swap contracts	(32,589)	60,376	(24,351)
Change in net unrealized depreciation on investment securities and swap contracts	(132,866)	(421,808)	(132,432)
Net realized and unrealized gain (loss) on investment securities and swap contracts	(145,744)	278,970	(132,644)
Net increase (decrease) in net assets resulting from operations	$(52,103)	$323,219	$(20,421)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
21

Statements of Changes in Net Assets

	Portfolio+ Developed Markets ETF	Portfolio+ Emerging Markets ETF
	For the Period February 15, 2018[1] through April 30, 2018 (Unaudited)	For the Period February 15, 2018[1] through April 30, 2018 (Unaudited)
Operations:
Net investment income	$89,275	$4,487
Net realized (loss) on investment securities, in-kind redemptions and swap contracts	(23,524)	(407,780)
Change in net unrealized depreciation on investment securities and swap contracts	(78,333)	(1,144,545)
Net (decrease) in net assets resulting from operations	(12,582)	(1,547,838)
Distributions to shareholders:
Net investment income	(750)	(2,740)
Total distributions	(750)	(2,740)
Capital share transactions:
Proceeds from shares sold	25,000,025	25,000,025
Cost of shares redeemed	—	(1,206,581)
Net increase in net assets resulting from capital transactions	25,000,025	23,793,444
Total increase in net assets	24,986,693	22,242,866
Net assets:
Beginning of period	—	—
End of period	$24,986,693	$22,242,866
Undistributed net investment income at end of period	$88,525	$1,747
Changes in shares outstanding
Shares outstanding, beginning of period	—	—
Shares sold	1,000,001	1,000,001
Shares repurchased	—	(50,000)
Shares outstanding, end of period	1,000,001	950,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
22

Statements of Changes in Net Assets

	Portfolio+ S&P 500® ETF		Portfolio+ S&P® Mid Cap ETF
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	For the Period February 15, 2018[1] through April 30, 2018 (Unaudited)
Operations:
Net investment income	$699,671	$344,989	$93,641
Net realized gain (loss) on investment securities, in-kind redemptions, swap contracts and futures contracts	1,978,190	1,390,848	(12,878)
Change in net unrealized appreciation (depreciation) on investment securities, swap contracts and futures contracts	(192,048)	2,244,017	(132,866)
Net increase (decrease) in net assets resulting from operations	2,485,813	3,979,854	(52,103)
Distributions to shareholders:
Net investment income	(667,274)	(58,515)	(720)
Total distributions	(667,274)	(58,515)	(720)
Capital share transactions:
Proceeds from shares sold	23,857,292	61,379,052	25,000,025
Cost of shares redeemed	(17,994,330)	(4,930,420)	—
Transaction fees (Note 4)	—	160	—
Net increase in net assets resulting from capital transactions	5,862,962	56,448,792	25,000,025
Total increase in net assets	7,681,501	60,370,131	24,947,202
Net assets:
Beginning of year/period	67,059,871	6,689,740	—
End of year/period	$74,741,372	$67,059,871	$24,947,202
Undistributed net investment income at end of year/period	$318,871	$286,474	$92,921
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,950,000	250,000	—
Shares sold	650,000	1,850,000	1,000,001
Shares repurchased	(500,000)	(150,000)	—
Shares outstanding, end of year/period	2,100,000	1,950,000	1,000,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
23

Statements of Changes in Net Assets

	Portfolio+ S&P® Small Cap ETF		Portfolio+ Total Bond Market ETF
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	For the Period February 15, 2018[1] through April 30, 2018 (Unaudited)
Operations:
Net investment income	$44,249	$56,984	$112,223
Net realized gain (loss) on investment securities and swap contracts	700,778	1,612,380	(212)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(421,808)	266,367	(132,432)
Net increase (decrease) in net assets resulting from operations	323,219	1,935,731	(20,421)
Distributions to shareholders:
Net investment income	(45,318)	(55,598)	(55,700)
Total distributions	(45,318)	(55,598)	(55,700)
Capital share transactions:
Proceeds from shares sold	—	24,893,202	25,000,025
Cost of shares redeemed	—	(25,010,490)	—
Transaction fees (Note 4)	—	947	—
Net increase (decrease) in net assets resulting from capital transactions	—	(116,341)	25,000,025
Total increase in net assets	277,901	1,763,792	24,923,904
Net assets:
Beginning of year/period	6,974,687	5,210,895	—
End of year/period	$7,252,588	$6,974,687	$24,923,904
Undistributed net investment income at end of year/period	$13,312	$14,381	$56,523
Changes in shares outstanding
Shares outstanding, beginning of year/period	200,000	200,000	—
Shares sold	—	750,000	1,000,001
Shares repurchased	—	(750,000)	—
Shares outstanding, end of year/period	200,000	200,000	1,000,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
24

Financial Highlights

April 30, 2018

													RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income[1]	Net Investment Income[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[6]	Total Expenses	Net Investment Income after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Portfolio+ Developed Markets ETF
For the Period February 15, 2018[8] through April 30, 2018 (Unaudited)	$25.00	$0.09	$0.09	$(0.10)	$(0.01)	$0.00[9]	$—	$—	$0.00[9]	$24.99	(0.04)%	$24,987	0.00%[10]	0.71%	1.75%	0.00%[10]	0.71%	1.75%	3%
Portfolio+ Emerging Markets ETF
For the Period February 15, 2018[8] through April 30, 2018 (Unaudited)	25.00	0.00[9]	0.00[9]	(1.59)	(1.59)	0.00[9]	—	—	0.00[9]	23.41	(6.35)%	22,243	0.00%[10]	0.71%	0.09%	0.00%[10]	0.71%	0.09%	6%
Portfolio+ S&P 500® ETF
For the Six Months Ended April 30, 2018 (Unaudited)	34.39	0.33	0.34	1.18	1.51	(0.31)	—	—	(0.31)	35.59	4.38%	74,741	0.05%	0.68%	1.84%	0.00%[10]	0.63%	1.89%	9%
For the Year Ended October 31, 2017	26.76	0.83	0.83	7.03	7.86	(0.23)	—	—	(0.23)	34.39	29.43%	67,060	0.22%	0.81%	2.61%	0.22%	0.81%	2.61%	92%
For the Year Ended October 31, 2016	26.46	0.51	0.52	0.70	1.21	(0.89)	—	(0.02)	(0.91)	26.76	4.74%	6,690	0.39%	1.16%	1.97%	0.35%	1.12%	2.01%	50%
For the Period January 7, 2015[8] through October 31, 2015	25.00	0.20	0.20	1.36	1.56	(0.10)	—	—	(0.10)	26.46	6.23%	1,323	0.43%	2.34%	0.91%	0.43%	2.34%	0.91%	0%
Portfolio+ S&P® Mid Cap ETF
For the Period February 15, 2018[8] through April 30, 2018 (Unaudited)	25.00	0.09	0.09	(0.14)	(0.05)	0.00[9]	—	—	0.00[9]	24.95	(0.20)%	24,947	0.00%[10]	0.71%	1.81%	0.00%[10]	0.71%	1.81%	4%
Portfolio+ S&P® Small Cap ETF
For the Six Months Ended April 30, 2018 (Unaudited)	34.87	0.22	0.24	1.40	1.62	(0.23)	—	—	(0.23)	36.26	4.65%	7,253	0.10%	1.27%	1.24%	0.00%[10]	1.17%	1.34%	102%
For the Year Ended October 31, 2017	26.05	0.28	0.28	8.82	9.10	(0.28)	—	—	(0.28)	34.87	35.01%	6,975	0.21%	1.44%	0.89%	0.20%	1.43%	0.90%	300%
For the Year Ended October 31, 2016	25.17	0.27	0.27	0.79	1.06	(0.18)	—	—	(0.18)	26.05	4.23%	5,211	0.35%	2.28%	1.08%	0.35%	2.28%	1.08%	35%
For the Period January 7, 2015[8] through October 31, 2015	25.00	0.10	0.10	0.07	0.17	—	—	—	—	25.17	0.68%	1,259	0.43%	4.38%	0.46%	0.43%	4.38%	0.46%	0%
Portfolio+ Total Bond Market ETF
For the Period February 15, 2018[8] through April 30, 2018 (Unaudited)	25.00	0.11	0.11	(0.13)	(0.02)	(0.06)	—	—	(0.06)	24.92	(0.10)%	24,924	0.00%[10]	0.78%	2.18%	0.00%[10]	0.78%	2.18%	0%

1  Net investment income (loss) per share represents net investment income dividend by the daily average shares of beneficial interest outstanding throughout each period.

2  Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.

3  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund's changes in net realized and unrealized gain (loss) on investments, in-kind redemptions and swaps for the period.

4  Total return is calculated assuming an intial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

5  For periods less than a year, these ratios are annualized.

6  Net expenses include effects of any reimbursement or recoupment.

7  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

8  Commencement of investment operations.

9  Less than $0.005.

10  Less than 0.005%.

The accompanying notes are an integral part of these financial statements.

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Direxion Shares ETF Trust

Notes to the Financial Statements (Unaudited)

April 30, 2018

1.  ORGANIZATION

The Direxion Shares ETF Trust (the "Trust") is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a registered investment company that has 80 separate series (each, a "Fund" and together the "Funds"). 6 of these Funds are included in this report:

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services-Investment Companies.

Direxion Advisors LLC, a wholly-owned subsidiary of Rafferty Asset Management, LLC, serves as investment adviser to each Fund (the "Adviser"). The Adviser has registered as a commodity pool operator ("CPO") and the Funds are considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

Each Fund seeks investment results that correspond to 125% of the performance of the underlying index, before fees and expense, as follows:.

Funds	Index or Benchmark
Portfolio+ Developed Markets ETF	FTSE Developed All Cap ex U.S. Index
Portfolio+ Emerging Markets ETF	FTSE Emerging Index
Portfolio+ S&P 500® ETF	S&P 500 Index
Portfolio+ S&P® Mid Cap ETF	S&P Mid Cap 400 Index
Portfolio+ S&P® Small Cap ETF	S&P Small Cap 600 Index[1]
Portfolio+ Total Bond Market ETF	Bloomberg Barclays U.S. Aggregate Bond Index

1  Effective December 1, 2017, the underlying index for the Direxion Daily Small Cap Bull 1.25X Shares changed from Russell 2000® Index to S&P Small Cap 600® Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Cash Equivalents – The Funds consider investments in the Bank of New York Mellon Cash Reserve, a U.S. dollar-denominated deposit account offered through the Bank of New York Mellon, to be cash equivalents. The Funds are exposed to the credit risk of Bank of New York Mellon through these holdings of cash equivalents. These cash equivalents are presented on the Statements of Assets and Liabilities as "Cash equivalents" and were classified as Level 1 assets as of April 30, 2018.

b) Investment Valuation – The Net Asset Value ("NAV") per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern time ("Valuation Time")), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, the Portfolio+ Total Bond Markets ETF does not calculate its NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Portfolio+ Total Bond Markets ETF calculates its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern

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Time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market ("NASDAQ") for which market quotations are readily available are valued using the NASDAQ® Official Closing Price ("NOCP") provided by NASDAQ each business day. Over-the-counter ("OTC") securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities, swap or futures contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Funds' pricing service does not provide a valuation for such securities; c) the Funds' pricing service provides a valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps".

Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, as amended by ASU 2013-01, requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope recognize derivative instruments accounted for under ASC 815, Derivatives and Hedging, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement of similar agreement.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial

DIREXION SEMI-ANNUAL REPORT
27

instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2018 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

Description: Swap Contract

Counterparty: Credit Suisse International

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Portfolio+ Developed Markets ETF	$—	$—	$—	$—	$11,883	$—	$11,883[1]	$—
Portfolio+ Emerging Markets ETF	6,025	—	—	6,025	—	—	—	—
Portfolio+ S&P 500® ETF	13,060	—	19	13,041	—	—	—	—
Portfolio+ S&P® Mid Cap ETF	—	—	—	—	32,589	—	32,589[1]	—
Portfolio+ S&P® Small Cap ETF	76,673	—	76,673[1]	—	—	—	—	—
Portfolio+ Total Bond Market ETF	—	—	—	—	24,351	—	24,351[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

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d) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

e) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

f) Securities Lending – The Funds may lend its investment securities to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2018, any securities on loan were collateralized by cash. The cash received as collateral for securities on loan was invested in money market funds and is disclosed in the Schedules of Investments. The securities loaned for each Fund are also disclosed in its respective Schedule of Investments. The total value of any securities loaned as of April 30, 2018 and the total value of the related cash collateral are disclosed in the Statements of Assets and Liabilities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished if required.

As of April 30, 2018, the market value if the securities loaned and the payable on collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Payable for Collateral Received
Portfolio+ Emerging Markets ETF	$1,156,813	$1,187,375

g) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all U.S. Federal income and excise taxes. No provision for U.S. Federal income has been made by the Funds. Certain Funds paid U.S. excise taxes during the period ended April 30, 2018.

h) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.

The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective average daily net assets.

DIREXION SEMI-ANNUAL REPORT
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i) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

j) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

k) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the period ended April 30, 2018 are presented in the following table. The tax character of distributions to shareholders made during the period may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Year/Period Ended April 30, 2018 (Unaudited)			Year Ended October 31, 2017
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Portfolio+ Developed Markets ETF[1]	$750	$—	$—	$—	$—	$—
Portfolio+ Emerging Markets ETF[1]	2,740	—	—	—	—	—
Portfolio+ S&P 500® ETF[2]	667,274	—	—	58,515	—	—
Portfolio+ S&P® Mid Cap ETF[1]	720	—	—	—	—	—
Portfolio+ S&P® Small Cap ETF[3]	45,318	—	—	55,598	—	—
Portfolio+ Total Bond Market ETF[1]	55,700	—	—	—	—	—

1  Commenced operations on February 15, 2018.

2  Formerly Direxion Daily S&P 500® Bull 1.25X Shares

3  Formerly Direxion Daily Small Cap Bull 1.25X Shares

At October 31, 2017, the components of accumulated earnings/(losses) on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Portfolio+ Developed Markets ETF	$—	$—	$—	$—	$—
Portfolio+ Emerging Markets ETF	—	—	—	—	—
Portfolio+ S&P 500® ETF[2]	2,443,057	803,751	—	—	3,246,808
Portfolio+ S&P® Mid Cap ETF	—	—	—	—	—
Portfolio+ S&P® Small Cap ETF[3]	527,242	134,132	—	—	661,374
Portfolio+ Total Bond Market ETF	—	—	—	—	—

1  Other Accumulated Earnings (Losses) consist of capital loss carryover, qualified late year losses and organizational cost.

2  Formerly Direxion Daily S&P 500® Bull 1.25X Shares

3  Formerly Direxion Daily Small Cap Bull 1.25X Shares

DIREXION SEMI-ANNUAL REPORT
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At April 30, 2018, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Portfolio+ Developed Markets ETF	$25,014,417	$—	$(66,450)	$(66,450)
Portfolio+ Emerging Markets ETF	24,579,375	—	(1,150,570)	(1,150,570)
Portfolio+ S&P 500® ETF	72,447,041	2,286,203	—	2,286,203
Portfolio+ S&P® Mid Cap ETF	25,026,719	—	—	100,277
Portfolio+ S&P® Small Cap ETF	7,199,122	33,858	—	33,858
Portfolio+ Total Bond Market ETF	25,002,790	—	(108,081)	(108,081)

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales and basis adjustments on investments in real estate investment trusts ("REITs").

Net investment income/(loss) and realized gains and losses for U.S. Federal income tax purposes may differ from those reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income/(loss) and realized gains and losses due to differences between financial reporting and tax reporting be classified between various components of net assets. The permanent differences primarily relate to tax treatment of redemptions in-kind, net operating losses, distribution reclasses, sales of REITS, and utilization of earnings and profits distributed to shareholders on redemption of shares.

In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2017.

At October 31, 2017, these Funds deferred, on a tax basis, qualified late year losses of:

Funds	Ordinary Late Year Loss Deferral
Portfolio+ Developed Markets ETF	$—
Portfolio+ Emerging Markets ETF	—
Portfolio+ S&P 500® ETF[1]	—
Portfolio+ S&P® Mid Cap ETF	—
Portfolio+ S&P® Small Cap ETF[2]	—
Portfolio+ Total Bond Market ETF	—

1  Formerly Direxion Daily S&P 500® Bull 1.25X Shares

2  Formerly Direxion Daily Small Cap Bull 1.25X Shares

Under current law, each Fund may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carryforward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

DIREXION SEMI-ANNUAL REPORT
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At October 31, 2017, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Utilized in Current Year	Expiring 10/31/19	Unlimited ST	Unlimited LT
Portfolio+ Developed Markets ETF	$—	$—	$—	$—
Portfolio+ Emerging Markets ETF	—	—	—	—
Portfolio+ S&P 500® ETF[1]	566,249	—	—	—
Portfolio+ S&P® Mid Cap ETF	—	—	—	—
Portfolio+ S&P® Small Cap ETF[2]	37,207	—	—	—
Portfolio+ Total Bond Market ETF	—	—	—	—

1  Formerly Direxion Daily S&P 500® Bull 1.25X Shares

2  Formerly Direxion Daily Small Cap Bull 1.25X Shares

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2018, open U.S. Federal and state income tax years include the tax years ended October 31, 2014 through October 31, 2018. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

For corporations, capital losses can only be used to offset capital gains and cannot be used to offset ordinary income. Net operating losses may be carried forward for 20 years and, accordingly, would begin to expire as of October 31, 2037. Capital losses may be carried forward for 5 years and, accordingly, would begin to expire as of October 31, 2020.

4.  CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called "Creation Units." A Creation Unit consists of 50,000 shares. Creation Units of the Benchmark Funds and Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in creation units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.

Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of creation units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is applicable to each creation or redemption transaction, regardless of the number of creation units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each creation unit purchased or redeemed is applicable to each creation or redemption transaction. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the period ended April 30, 2018. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps

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and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Portfolio+ Developed Markets ETF[1]	$25,603,331	$575,392	$—	$—
Portfolio+ Emerging Markets ETF[1]	25,691,932	1,033,067	—	1,203,013
Portfolio+ S&P 500® ETF[2]	18,430,982	6,806,971	12,827,678	18,025,817
Portfolio+ S&P® Mid Cap ETF[1]	25,883,710	834,423	—	—
Portfolio+ S&P® Small Cap ETF[3]	7,498,784	7,142,592	—	—
Portfolio+ Total Bond Market ETF[1]	25,066,361	79,622	—	—

1  Represents the period from February 15, 2018 (commencement of operations) to April 30, 2018.

2  Formerly Direxion Daily S&P 500® Bull 1.25X Shares

3  Formerly Direxion Daily Small Cap Bull 1.25X Shares

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2018.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser investment advisory fees at an annual rate based on its average daily net assets. These rates are as follows:

Portfolio+ Developed Markets ETF	0.45%
Portfolio+ Emerging Markets ETF	0.45%
Portfolio+ S&P 500® ETF	0.45%
Portfolio+ S&P® Mid Cap ETF	0.45%
Portfolio+ S&P® Small Cap ETF	0.45%
Portfolio+ Total Bond Market ETF	0.45%

The Adviser has agreed to waive the investment advisory fee for the Funds at least until September 1, 2019. The fee waived is not subject to recoupment. The amount of the waiver is based on a Fund's average daily net assets multiplied by the following rates:

Portfolio+ Developed Markets ETF	0.05%
Portfolio+ Emerging Markets ETF	0.05%
Portfolio+ S&P 500® ETF	0.15%[1]
Portfolio+ S&P® Mid Cap ETF	0.15%
Portfolio+ S&P® Small Cap ETF	0.15%[1]
Portfolio+ Total Bond Market ETF	0.15%

1  Prior to March 1, 2018, this rate was 0.25%.

Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Trust pays the Adviser management service fees of 0.026% on the first $10,000,000,000 of the Trust's daily net assets and 0.024% on assets in excess of $10,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds' operating expenses to the extent that they exceed the following rates multiplied by the Fund's respective average daily net assets at least until September 1, 2019. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

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Portfolio+ Developed Markets ETF	0.45%
Portfolio+ Emerging Markets ETF	0.45%
Portfolio+ S&P 500® ETF	0.32%[1]
Portfolio+ S&P® Mid Cap ETF	0.38%
Portfolio+ S&P® Small Cap ETF	0.35%[2]
Portfolio+ Total Bond Market ETF	0.32%

1  Prior to March 1, 2018, this rate was 0.25%.

2  Prior to March 1, 2018, this rate was 0.28%.

During the period ended April 30, 2018, the Adviser agreed to voluntarily waive additional expenses of the Funds. The amounts of these voluntary waiver of expenses are presented below. These amounts are not subject to recoupment as disclosed in the table that follows.

Portfolio+ Developed Markets ETF	$22,962
Portfolio+ Emerging Markets ETF	22,250
Portfolio+ S&P 500® ETF	104,483
Portfolio+ S&P® Mid Cap ETF	19,732
Portfolio+ S&P® Small Cap ETF	10,838
Portfolio+ Total Bond Market ETF	16,485

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2018	October 31, 2019	October 31, 2020	April 30, 2021	Recoupment Amount
Portfolio+ Developed Markets ETF	$—	$10,572	$—	$—	$—	$10,572	$10,572
Portfolio+ Emerging Markets ETF	—	10,474	—	—	—	10,474	10,474
Portfolio+ S&P 500® ETF[1]	—	52,656	38,184	37,466	40,973	52,656	169,279
Portfolio+ S&P® Mid Cap ETF	—	9,595	—	—	—	9,595	9,595
Portfolio+ S&P® Small Cap ETF[2]	—	23,120	69,044	57,037	59,399	23,120	208,600
Portfolio+ Total Bond Market ETF	—	15,733	—	—	—	15,733	15,733

1  Formerly Direxion Daily S&P 500® Bull 1.25X Shares

2  Formerly Direxion Daily Small Cap Bull 1.25X Shares

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of April 30, 2018 is presented on the Statement of Assets and Liabilities as Due from (to) investment adviser, net.

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

7.  FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs

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and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments at April 30, 2018:

	Portfolio+ Developed Markets ETF				Portfolio+ Emerging Markets ETF
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$24,947,967	$—	$—	$24,947,967	$22,241,430	$—	$—	$22,241,430
Short Term Investments	—	—	—	—	1,187,375	—	—	1,187,375
Other Financial Instruments*	—	(11,883)	—	(11,883)	—	6,025	—	6,025
Cash Equivalents	49,842	—	—	49,842	19,772	—	—	19,772
	Portfolio+ S&P 500® ETF				Portfolio+ S&P® Mid Cap ETF
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$74,733,244	$—	$—	$74,733,244	$24,926,442	$—	$—	$24,926,442
Other Financial Instruments*	—	13,060	—	13,060	—	(32,589)	—	(32,589)
Cash Equivalents	18,726	—	—	18,726	192,992	—	—	192,992
	Portfolio+ S&P® Small Cap ETF				Portfolio+ Total Bond Market ETF
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$7,232,980	$—	$—	$7,232,980	$24,878,200	$—	$—	$24,878,200
Short Term Investments	—	—	—	—	16,509	—	—	16,509
Other Financial Instruments*	—	76,673	—	76,673	—	(24,351)	—	(24,351)
Cash Equivalents	89,852	—	—	89,852	54,813	—	—	54,813

For further detail on each asset class, see Schedules of Investments.

*  Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the period ended April 30, 2018. There were no Level 3 securities held by the Funds during period ended April 30, 2018. It is the Funds' policy to recognize transfers between levels at the value as of the beginning of the period, if applicable.

8.  VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced

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35

disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2018, certain Funds were invested in swap contracts and futures contracts. At April 30, 2018, the fair values of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Swap Contracts Fund	Equity Risk	Interest Rate Risk	Total
Portfolio+ Emerging Markets ETF	$6,025	$—	$6,025
Portfolio+ S&P 500® ETF	13,060	—	13,060
Portfolio+ S&P® Small Cap ETF	76,673	—	76,673
	Liability Derivatives[2]
Swap Contracts Fund	Equity Risk	Interest Rate Risk	Total
Portfolio+ Developed Markets ETF	$11,883	$—	$11,883
Portfolio+ S&P® Mid Cap ETF	32,589	—	32,589
Portfolio+ Total Bond Market ETF	—	24,351	24,351

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

Transactions in derivative instruments during the period ended April 30, 2018, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]			Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Commodity Risk	Equity Risk	Interest Rate Risk	Commodity Risk
Portfolio+ Developed Markets ETF	Swap Contracts	$(10,002)	$—	$—	$(11,883)	$—	$—
Portfolio+ Emerging Markets ETF	Swap Contracts	(343,928)	—	—	6,025	—	—
Portfolio+ S&P 500® ETF	Swap Contracts	755,128	—	—	(407,002)	—	—
Portfolio+ S&P 500® ETF	Futures Contracts	75,866	—	—	(44,390)	—	—
Portfolio+ S&P® Mid Cap ETF	Swap Contracts	9,690	—	—	(32,589)	—	—
Portfolio+ S&P® Small Cap ETF	Swap Contracts	(1,198)	—	—	60,376	—	—
Portfolio+ Total Bond Market ETF	Swap Contracts	—	246	—	—	(24,351)	—

1  Statements of Operations location: Net realized gain (loss) on swap and futures contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap and futures contracts.

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For the period ended April 30, 2018, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Long Futures Contracts
Portfolio+ Developed Markets ETF	$3,147,408	$—
Portfolio+ Emerging Markets ETF	2,777,148	—
Portfolio+ S&P 500® ETF[1]	19,187,853	328,137
Portfolio+ S&P® Mid Cap ETF	3,143,428	—
Portfolio+ S&P® Small Cap ETF[2]	1,891,622	—
Portfolio+ Total Bond Market ETF	3,152,190	—

1  Formerly Direxion Daily S&P 500® Bull 1.25X Shares

2  Formerly Direxion Daily Small Cap Bull 1.25X Shares

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of 125% daily performance of their respective index.

9.  PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds' counterparties are generally required to post collateral to the Funds to the extent of the Funds' daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

The Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

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37

Derivatives Risk – The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.

In addition, the Fund's investments in derivatives are subject to the following risks:

•  Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.

•  Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund's volatility. Futures contracts are also subject to leverage risk.

Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap and futures contracts may be used to create leverage. Certain Funds employ leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

10.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

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On June 18, 2018, certain Funds declared income distributions with an ex-date of June 19, 2018 and payable date of June 26, 2018. The income distribution per share for each Fund was as follows:

Funds	Per Share Income Distribution
Portfolio+ Developed Markets ETF	$0.09102
Portfolio+ Emerging Markets ETF	0.00852
Portfolio+ S&P 500® ETF	0.16057
Portfolio+ S&P® Mid Cap ETF	0.09538
Portfolio+ S&P® Small Cap ETF	0.08286
Portfolio+ Total Bond Market ETF	0.17407

On June 15, 2018, Eric W. Falkeis resigned his positions as Interested Trustee and Principal Executive Officer of the Trust.

The Board of Trustees of the Trust has appointed Patrick J. Rudnick to serve as the Principal Executive Officer ("PEO") of the Trust effective June 25, 2018. All references to the prior PEO of the Trust appearing in this report are hereby replaced with Patrick J. Rudnick to reflect this change.

Additionally, the following updates the information for Patrick J. Rudnick in the table under "Principal Officers of the Trust":

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Patrick J. Rudnick Age: 44	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2010
			Senior Vice President and Principal Financial Officer, since March 2013, Principal Executive Officer, since June 2018, Rafferty Asset Management, LLC; Senior Vice President and Principal Financial Officer, since November 2017, Principal Executive Officer, since June 2018, Direxion Advisors, LLC.	N/A	N/A

The Board of Trustees of the Trust has approved changes to the names of the Portfolio+ S&P 500® ETF, Portfolio+ S&P Small Cap ETF, Portfolio+ S&P Mid Cap ETF, Portfolio+ Emerging Markets ETF, Portfolio+ Developed Markets ETF and Portfolio+ Total Bond Market ETF.

Effective June 28, 2018, each of the Fund's name will change as listed below:

Current Fund Name	New Fund Name
Portfolio+ S&P 500® ETF	PortfolioPlus S&P 500® ETF
Portfolio+ S&P Small Cap ETF	PortfolioPlus S&P Small Cap ETF
Portfolio+ S&P Mid Cap ETF	PortfolioPlus S&P Mid Cap ETF
Portfolio+ Emerging Markets ETF	PortfolioPlus Emerging Markets ETF
Portfolio+ Developed Markets ETF	PortfolioPlus Developed Markets ETF
Portfolio+ Total Bond Market ETF	PortfolioPlus Total Bond Market ETF

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Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

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Direxion Shares ETF Trust

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 49	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, since November 2017.	143	None.
Eric W. Falkeis(2) Age: 44	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Chief Operating Officer, Rafferty Asset Management, LLC, since April 2014 and Direxion Advisors, LLC, since November 2017; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013.	143	Trustee, Professionally Managed Portfolios (31 Funds).

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 74	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	143	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill is the Managing Director of Rafferty and Direxion and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty and Direxion. Mr. Falkeis is the Chief Operating Officer of Rafferty and Direxion. Effective June 15, 2018, Mr. Falkeis resigned as Trustee. Please refer to the Notes to the Financial Statements within this report.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 121 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

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Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
John A. Weisser Age: 76	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, since 1995; Salomon Brothers, Inc., 1971 – 1995, most recently as Managing Director.	143
					Director until December 2016, The MainStay Funds Trust, The MainStay Funds, MainStay VP Fund Series, Mainstay Defined Term Municipal Opportunities Fund; Private Advisors Alternative Strategy Fund; Private Advisors Alternative Strategies Master Fund.
David L. Driscoll Age: 48	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	143	None.
Jacob C. Gaffey Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	143	None.
Henry W. Mulholland Age: 54	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	143	None.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 121 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

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42

Direxion Shares ETF Trust

Trustees and Officers

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 49	Chief Executive Officer and Chief Investment Officer	One Year; Since 2008	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, since November 2017.	143	N/A
Eric W. Falkeis(2) Age: 44	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, Rafferty Asset Management, LLC, since April 2014 and Direxion Advisors, LLC, since November 2017; formerly, President Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013.	143	Trustee, Professionally Managed Portfolios (31 Funds).
Patrick J. Rudnick Age: 44	Principal Financial Officer and Assistant Secretary	One Year; Since 2010	Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013 and Direxion Advisors, LLC, since November 2017; formerly Vice President, USBFS (2006 – 2013).	N/A	N/A

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill is the Managing Director of Rafferty and Direxion and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty and Direxion. Mr. Falkeis is the Chief Operating Officer of Rafferty and Direxion. Effective June 15, 2018, Mr. Falkeis resigned as Principal Executive Officer. Please refer to the Notes to the Financial Statements within this report.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 121 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
43

Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 41	Secretary	One Year; Since 2011
			General Counsel, Rafferty Asset Management LLC, since October 2010 and Direxion Advisors, LLC, since November 2017; Chief Compliance Officer, Rafferty Asset Management, LLC since September 2012 and Direxion Advisors, LLC, since November 2017.	N/A	N/A
Kent Barnes Age: 49	Chief Compliance Officer	One Year; Since 2016	Director of Compliance, Rafferty Asset Management, LLC, since April 2016 and Direxion Advisors, LLC; since November 2017, formerly General Counsel – Alternative Investments, USBFS (2006 – 2016).	N/A	N/A

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 121 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
44

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Provided below is a summary of certain of the factors the Board of Trustees ("Board") of Direxion Shares ETF Trust ("ETF Trust") considered at its August 24, 2017 in-person Board meeting in approving the Advisory Agreement between Rafferty Asset Management, LLC ("Rafferty") and the ETF Trust, and at the November 21, 2017 Board meeting approving the change to Direxion Advisors, LLC, a wholly owned subsidiary of Rafferty as the investment advisor of the of the Portfolio+ S&P® MidCap ETF, Portfolio+ Developed Markets ETF, Portfolio+ Emerging Markets ETF, and the Portfolio+ Total Bond Market ETF. Each series of the Trust listed above is referred to herein as a "Fund" and collectively as the "Funds." In evaluating the Agreement, the Board reviewed materials furnished by Advisor in response to inquiries circulated on behalf of the Board prior to the meeting.

The Board did not identify any particular information as most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors discussed below. In determining whether to approve the Agreement, the Board evaluated all of the information provided, was advised by legal counsel regarding its duties, and considered the best interests of each Fund separately.

The Board noted that the Funds had not yet commenced operations. Accordingly, the Board primarily considered the nature, extent and quality of the services to be provided by Advisor, including information on the investment performance of similar index-based and leveraged investment strategies managed by Advisor for other series of the Trust; the costs of the services provided and the projected profitability of Advisor from its relationship with each Fund; the advisory fee rates to be paid to Advisor; the total expense ratio of each Fund; and other benefits to be received by Advisor from its relationship with each Fund.

Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the services to be provided by Advisor under the Agreement. Because the Funds had not commenced operations, they did not have any prior performance history. The Board noted, however, that Advisor has provided services to the Trust since its inception date and has developed an expertise in managing funds with leveraged investment strategies. The Board considered that Advisor, as for other series of the Trust, will oversee all aspects of the operation of the Funds, including oversight of the Funds' service providers, and will provide compliance resources to the Funds. The Board also considered Advisor's representations that it has the financial resources and appropriate staffing to manage the Funds and to meet its contractual fee waivers and/or expense reimbursement obligations under the Agreement. Based on these and other considerations, the Board determined, in the exercise of its reasonable business judgment, that the nature, extent and quality of the services to be provided by Advisor to the Funds under the Agreement would be fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized. The Board considered the fees to be paid to Advisor on an annualized basis, inclusive of contractual fee waivers pursuant to the operating expense limitation agreement between the Trust and Advisor. In this regard, Advisor advised the Board that the combined advisory fee rate and expense limitations for the Funds are similar to (i) the advisory fee rates for comparable third-party exchange-traded funds; and (ii) the advisory fee rates charged by Advisor to most comparable series of the Trust. The Board considered Advisor's representation that the total projected expense ratios for each Fund is commensurate with, or less than, third party exchange-traded funds or other products with investment strategies similar to the Funds. The Board also considered that Advisor agreed to limit the total expenses for each Fund under the operating expense limitation agreement. The Board further considered that the Funds had not commenced operations and, therefore, Advisor did not have any prior profit data related to the Funds. The Board did, however, consider the overall profitability of Advisor's investment business and a break-even analysis provided by Advisor for each Fund. Based on these considerations, the Board determined, in the exercise of its reasonable business judgment, that the costs of the services to be provided and profits that may be realized under the Agreement would be fair and reasonable.

Economies of Scale. The Board considered whether economies of scale may be realized by Advisor as each Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. The Board noted that the Funds had not yet commenced operations and did not yet have any assets. Accordingly, the Board determined that it was premature to consider economies of scale related to the Funds.

DIREXION SEMI-ANNUAL REPORT
45

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Other Benefits. The Board considered Advisor's representation that it believes that its relationship with the Funds may help to enable Advisor to attract business to its other funds, and vice versa, which may result in Advisor earning more in overall investment advisory fees. The Board also considered that Advisor's overall business with brokerage firms may lower commission rates and provide better execution for Funds' and other clients' portfolio transactions. In addition, the Board considered Advisor's ability to leverage its investment management personnel or infrastructure to manage other accounts. In this regard, the Board noted that the Funds pay a management services fee to Advisor. Based on these and other considerations, the Board determined, in the exercise of its business judgment, that other benefits to Advisor under the Agreement would not be material, and therefore, were not a significant factor for the Board to consider in approving the Agreement.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds is fair and reasonable in light of the services to be performed, fees to be paid, expenses to be incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment. On this basis, the Board unanimously voted to approve the Agreement.

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46

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SEMI–ANNUAL REPORT APRIL 30, 2018

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.portfolioplusetfs.com

Investment Adviser

Direxion Advisors, LLC
1301 Avenue of Americas (6th Ave.),
28th Floor
New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South 6th Street
Minneapolis, MN 55402

Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 01401
www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling (800) 851-0511 or by accessing the SEC's website at www.sec.gov. Such reports maybe reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Each Fund's premium/discount information is available free of charge on the Funds' website, www.portfolioplusetfs.com or by calling (833-547-4417).

The Trust files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling (800) 851-0511, or by accessing the SEC's website, at www.sec.gov. It may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	July 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	July 6, 2018

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	July 6, 2018